Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2024 and 2023

Midland National Life Insurance Company
Separate Account C
Index
Page(s)
Report of Independent Registered Public Accounting Firm    1-8
Financial Statements
Statements of Net Assets    9–16
Statements of Operations    17–24
Statements of Changes in Net Assets    26-40
Notes to Financial Statements    41–111

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account C
Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account C indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the funds within footnotes (3) and (5) - (7) in the table below, which only includes a statement of operations and changes in net assets for the noted period), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account C (other than noted funds) as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products - Government Money Market Portfolio (1)	Janus Henderson Series - Balanced Portfolio (1)
Fidelity Variable Insurance Products - High Income Portfolio (1)	Janus Henderson Series - Flexible Bond Portfolio (1)
Fidelity Variable Insurance Products - Equity- Income Portfolio (1)	Janus Henderson Series - Forty Portfolio (4)
Fidelity Variable Insurance Products - Growth Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products - Overseas Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
Fidelity Variable Insurance Products - Mid Cap Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)
Fidelity Variable Insurance Products - Investment Grade Bond Portfolio (1)	PIMCO Variable Insurance Trust - All Asset Portfolio (1)
Fidelity Variable Insurance Products – Index 500 Portfolio (1)	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio (1)
Fidelity Variable Insurance Products - Contrafund Portfolio (1)	PIMCO Variable Insurance Trust - Short-Term Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager: Growth Portfolio (1)	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio (1)
Fidelity Variable Insurance Products - Balanced Portfolio (1)	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (1)
Fidelity Variable Insurance Products - Growth & Income Portfolio (1)	PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio (1)
Fidelity Variable Insurance Products - Growth Opportunities Portfolio (1)	PIMCO Variable Insurance Trust - International Bond (USD-Hedged) Portfolio (1)

Fidelity Variable Insurance Products - Value Strategies Portfolio (1)	PIMCO Variable Insurance Trust - Dynamic Bond Adv Portfolio (1)
Fidelity Variable Insurance Products - Strategic Income Portfolio (1)	PIMCO Variable Insurance Trust - Income Advisor Portfolio (1)
Fidelity Variable Insurance Products - Emerging Markets Portfolio (1)	PIMCO Variable Insurance Trust - StocksPLUS Global Portfolio (4)

Fidelity Variable Insurance Products - Real Estate Portfolio (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)
Fidelity Variable Insurance Products - Funds Manager 50% Portfolio (1)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
Fidelity Variable Insurance Products - Funds Manager 70% Portfolio (1)	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund (1)
Fidelity Variable Insurance Products - Funds Manager 85% Portfolio (1)	Neuberger Berman Advisors Management Trust - Mid- Cap Growth Portfolio (1)
Fidelity Variable Insurance Products - Government Money Market Portfolio Service Class 2 (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
Fidelity Variable Insurance Products - International Capital Appreciation Portfolio (1)	BNY Mellon Variable Investment Fund - Appreciation Portfolio (1)
Fidelity Variable Insurance Products - Energy Portfolio (2)	BNY Mellon Variable Investment Fund - Sustainable U.S. Equity Portfolio (1)
Lincoln VIP American Century - Balanced Fund (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Debt Portfolio (1)
Lincoln VIP American Century - Capital Appreciation Fund (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Equity Portfolio (1)
Lincoln VIP American Century - International Fund (1)	Morgan Stanley Variable Institutional Funds - Discovery Portfolio (1)
Lincoln VIP American Century - Value Fund (1)	Morgan Stanley Variable Institutional Funds - U.S. Real Estate Portfolio (5)
Lincoln VIP American Century - Disciplined Core Value Fund (1)	Northern Lights Variable Trust - Power Dividend Index Fund (1)
Lincoln VIP American Century - Inflation Protection Fund (1)	AB Variable Products Series - Dynamic Asset Allocation Portfolio (1)
Lincoln VIP American Century - Large Company Value Fund (1)	AB Variable Products Series - Small Cap Growth Portfolio (1)
Lincoln VIP American Century - Mid Cap Value Fund (1)	AB Variable Products Series - Discovery Value Portfolio (1)
Lincoln VIP American Century - Ultra Fund (1)	BlackRock Variable Series Fund, Inc. - Basic Value Fund (1)
MFS Variable Insurance Trust - Research Series (1)	BlackRock Variable Series Fund, Inc. - Capital Appreciation Fund (1)
MFS Variable Insurance Trust - Growth Series (1)	BlackRock Variable Series Fund, Inc. - Equity Dividend Fund (1)
MFS Variable Insurance Trust - Investors Trust Series (1)	BlackRock Variable Series Fund, Inc. - Global Allocation Fund (1)
MFS Variable Insurance Trust - New Discovery Series (1)	BlackRock Variable Series Fund, Inc. - Advantage Large Cap Core Fund (1)
MFS Variable Insurance Trust - Corporate Bond Portfolio (1)	BlackRock Variable Series Fund, Inc. - Large Cap Focus Growth Fund (1)
MFS Variable Insurance Trust - Emerging Markets Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - 60/40 Target Allocation ETF Fund (1)
MFS Variable Insurance Trust - Technology Portfolio (1)	BlackRock Variable Series Fund, Inc. - Total Return Fund (1)
MFS Variable Insurance Trust - Global Tactical Allocation Portfolio (1)	BlackRock Variable Series Fund, Inc. - S&P 500 Fund (1)
MFS Variable Insurance Trust - International Intrinsic Value Portfolio (1)	Columbia Variable Portfolio - Contrarian Core 2 Portfolio (1)
MFS Variable Insurance Trust - Utilities Series Portfolio (1)	Columbia Variable Portfolio - Dividend Opportunity Portfolio (1)

MFS Variable Insurance Trust - Blended Research Core Equity Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Bond Portfolio (1)
MFS Variable Insurance Trust - Global Real Estate Portfolio (1)	Columbia Variable Portfolio - High Yield Portfolio (1)
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio (1)	Columbia Variable Portfolio - Select Large-Cap Value Portfolio (1)
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)	Columbia Variable Portfolio - Seligman Global Tech Portfolio (1)
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio (1)	Columbia Variable Portfolio - US Government Mortgage Portfolio (1)
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio (1)	Columbia Variable Portfolio - Strategic Income Portfolio (1)
Lord Abbett Series Fund, Inc. - Developing Growth Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Portfolio (1)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio (1)	Columbia Variable Portfolio - Select Mid Cap Value Portfolio (2)
Alger Fund - LargeCap Growth Portfolio (1)	Columbia Variable Portfolio - Small Cap Value Portfolio (2)
Alger Fund - MidCap Growth Portfolio (1)	DWS Variable Insurance Portfolios - Equity 500 Index Portfolio (1)
Alger Fund - Capital Appreciation Portfolio (1)	DWS Variable Insurance Portfolios - Small Cap Index Portfolio (1)
Alger Fund - SmallCap Growth Portfolio (1)	DWS Variable Insurance Portfolios - Alternative Asset Allocation Portfolio (1)
Alger Fund - Capital Appreciation Portfolio Class S (1)	DWS Variable Insurance Portfolios - Global Small Cap Portfolio (6)
Calvert Variable Series, Inc. - Mid Cap Growth Portfolio (1)	DWS Variable Insurance Portfolios - Small Mid Cap Value Portfolio (1)
Calvert Variable Series, Inc . - SRI Balanced Portfolio (1)	DWS Variable Insurance Portfolios - CROCI US Portfolio (6)
Calvert Variable Trust, Inc. - S&P 500 Index Portfolio (1)	DWS Variable Insurance Portfolios - High Income Portfolio (6)
Invesco Variable Insurance Funds - Technology Fund (1)	Eaton Vance Variable Trust - Floating Rate Income Portfolio (1)
Invesco Variable Insurance Funds - Diversified Dividend Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Shares Fund (1)
Invesco Variable Insurance Funds - Health Care Fund (1)	Franklin Templeton Variable Insurance Products Trust - Income Fund (1)
Invesco Variable Insurance Funds - Global Real Estate Fund (1)	Franklin Templeton Variable Insurance Products Trust - Global Bond Fund (1)
Invesco Variable Insurance Funds - International Equity Fund (1)	Franklin Templeton Variable Insurance Products Trust - Foreign Fund (1)
Invesco Variable Insurance Funds - Main Street Mid Cap Fund (1)	Franklin Templeton Variable Insurance Products Trust - Developing Markets Fund (1)
Invesco Variable Insurance Funds - Discovery Mid Cap Growth Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Fund (1)
Invesco Variable Insurance Funds - Global Fund (1)	Franklin Templeton Variable Insurance Products Trust - Rising Dividends Fund (1)
Invesco Variable Insurance Funds - Main Street Fund (1)	Franklin Templeton Variable Insurance Products Trust - DynaTech 2 Fund (1)
Invesco Variable Insurance Funds - Main Street Small Cap Fund (1)	Franklin Templeton Variable Insurance Products Trust - Global Real Estate Fund (2)

Invesco Variable Insurance Funds - Balanced-Risk Allocation Fund (1)	Franklin Templeton Variable Insurance Products Trust - VolSmart Allocation Fund (2)
Invesco Variable Insurance Funds - Core Plus Bond Fund (1)	Macquarie Variable Insurance Portfolio - Asset Strategy Portfolio (1)
Invesco Variable Insurance Funds - Equity and Income Fund (1)	Macquarie Variable Insurance Portfolio - Balanced Portfolio (1)
Invesco Variable Insurance Funds - Small Cap Equity Fund (1)	Macquarie Variable Insurance Portfolio - Global Equity Portfolio (7)
Invesco Variable Insurance Funds - Equally Weighted S&P 500 Fund (1)	Macquarie Variable Insurance Portfolio - Energy Portfolio (1)
Invesco Variable Insurance Funds - Growth and Income Fund (1)	Macquarie Variable Insurance Portfolio - Natural Resources Portfolio (1)
Invesco Variable Insurance Funds - American Value Fund (1)	Macquarie Variable Insurance Portfolio - Growth Portfolio (1)
Lincoln Financial Variable Insurance Portfolio - Core Bond Portfolio (1)	Macquarie Variable Insurance Portfolio - High Income Portfolio (1)
Lincoln Financial Variable Insurance Portfolio - Small Cap Core Portfolio (1)	Macquarie Variable Insurance Portfolio - International Core Equity Portfolio (1)
Rydex Variable Trust - Nova Fund (1)	Macquarie Variable Insurance Portfolio - Global Growth Portfolio (1)
Rydex Variable Trust - NASDAQ-100 Fund (1)	Macquarie Variable Insurance Portfolio - Mid Cap Growth Portfolio (1)
Rydex Variable Trust - U.S. Government Money Market Fund (1)	Macquarie Variable Insurance Portfolio - Science and Technology Portfolio (1)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (1)	Macquarie Variable Insurance Portfolio - Small Cap Growth Portfolio (1)
Rydex Variable Trust - Inverse NASDAQ-100 Strategy Fund (1)	Macquarie Variable Insurance Portfolio - SMID Cap Core Portfolio (1)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (1)	Macquarie Variable Insurance Portfolio - Total Return Portfolio (1)
Rydex Variable Trust - Government Long Bond 1.2x Strategy (1)	Macquarie Variable Insurance Portfolio - International Portfolio (7)
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund (1)	Macquarie Variable Insurance Portfolio - Opportunity Portfolio (1)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (1)	Lazard Retirement Series, Inc. - International Equity Portfolio (1)
Rydex Variable Insurance Funds – Biotechnology Fund (1)	Lazard Retirement Series, Inc. - Global Dynamic Multi Asset Portfolio (1)
Rydex Variable Insurance Funds – S&P 500 Pure Growth Fund (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Global High Yield Bond Portfolio (1)
Rydex Variable Insurance Funds - S&P MidCap 400 Pure Growth Fund (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio (1)
Guggenheim Variable Insurance Funds - Long Short Equity Fund (3)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio (1)
Guggenheim Variable Insurance Funds - Multi- Hedge Strategies Fund (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Global Managed Futures Strategy Fund (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio (1)
New Age Alpha - Small Cap Value Fund (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Core Bond Plus Portfolio (1)

ProFunds VP - Profund Access VP High Yield Fund (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio (1)
ProFunds VP - Asia 30 (1)	Pioneer Variable Contracts Trust - Fund Portfolio (1)
ProFunds VP - Banks (1)	Pioneer Variable Contracts Trust - Bond Portfolio (1)
ProFunds VP - Materials (1)	Pioneer Variable Contracts Trust - Strategic Income Portfolio (1)
ProFunds VP - Bear (1)	Pioneer Variable Contracts Trust - Equity Income Portfolio (1)
ProFunds VP - Biotechnology (1)	Pioneer Variable Contracts Trust - High Yield Portfolio (1)
ProFunds VP - Bull (1)	Prudential Series Funds - Natural Resources Portfolio (1)
ProFunds VP - Consumer Staples (1)	Prudential Series Funds - Mid-Cap Growth Portfolio (1)
ProFunds VP - Consumer Discretionary (1)	Prudential Series Funds - PGIM Jennison Focused Blend Portfolio (8)
ProFunds VP - Dow 30 (1)	Prudential Series Funds - PGIM Jennison Blend Portfolio (9)
ProFunds VP - Emerging Markets (1)	Royce Capital Fund - Micro-Cap Portfolio (1)
ProFunds VP - Europe 30 (1)	Royce Capital Fund - Small Cap Portfolio (1)
ProFunds VP - Falling U.S. Dollar (1)	Alps Fund - Alerian Energy Infrastructure Portfolio (1)
ProFunds VP - Financials (1)	Alps Fund - Global Opportunity Portfolio (1)
ProFunds VP - Health Care (1)	American Funds IS - Asset Allocation Fund (1)
ProFunds VP - Industrials (1)	American Funds IS - Washington Mutual Investors Fund (1)
ProFunds VP - International (1)	American Funds IS - Ultra-Short Bond Fund (1)
ProFunds VP - Internet (1)	American Funds IS - Capital Income Builder Fund (1)
ProFunds VP - Japan (1)	American Funds IS - Global Growth Fund (1)
ProFunds VP - Large-Cap Growth (1)	American Funds IS - Capital World Growth and Income Fund (1)
ProFunds VP - Large-Cap Value (1)	American Funds IS - Global Small Capitalization Fund (1)
ProFunds VP - Mid-Cap (1)	American Funds IS - Growth Fund (1)
ProFunds VP - Mid-Cap Growth (1)	American Funds IS - Growth-Income Fund (1)
ProFunds VP - Mid-Cap Value (1)	American Funds IS - International Fund (1)
ProFunds VP - Government Money Market (1)	American Funds IS - International Growth and Income Fund (1)
ProFunds VP - Energy (1)	American Funds IS - New World Fund (1)
ProFunds VP - NASDAQ-100 (1)	American Funds IS - U.S. Government Securities Fund (1)
ProFunds VP - Pharmaceuticals (1)	American Funds IS - Global Balanced Fund (2)
ProFunds VP - Precious Metals (1)	American Funds IS - The Bond Fd of America Fund (2)
ProFunds VP - Real Estate (1)	Invesco Oppenheimer - International Growth Fund (1)
ProFunds VP - Rising Rates Opportunity (1)	T. Rowe Price - Blue Chip Growth Portfolio (1)

ProFunds VP - Semiconductor (1)	T. Rowe Price - Health Sciences Portfolio (1)
ProFunds VP - Short Dow 30 (1)	T. Rowe Price - Equity Income Portfolio (2)
ProFunds VP - Short Emerging Markets (1)	T. Rowe Price - Mid-Cap Growth Portfolio (2)
ProFunds VP - Short International (1)	John Hancock Variable Insurance Trust - Financial Industries Portfolio (1)
ProFunds VP - Short Mid-Cap (1)	John Hancock Variable Insurance Trust - Fundamental All Cap Core Portfolio (1)
ProFunds VP - Short NASDAQ-100 (1)	John Hancock Variable Insurance Trust - Select Bond Portfolio (1)
ProFunds VP - Short Small-Cap (1)	John Hancock Variable Insurance Trust - Strategic Income Opportunities Portfolio (1)
ProFunds VP - Small-Cap (1)	Federated Hermes - High Income Bond Portfolio (1)
ProFunds VP - Small-Cap Growth (1)	Federated Hermes - Kaufmann Portfolio (1)
ProFunds VP - Small-Cap Value (1)	Federated Hermes - Managed Volatility Portfolio (1)
ProFunds VP - Technology (1)	Principal Variable Contracts - Blue Chip Fund (1)
ProFunds VP - Communication Services (1)	Principal Variable Contracts - Equity Income Fund (1)
ProFunds VP - U.S. Government Plus (1)	Principal Variable Contracts - Diversified Balance Fund (1)
ProFunds VP - UltraBull (1)	Principal Variable Contracts - Diversified Growth Fund (1)
ProFunds VP - UltraMid-Cap (1)	Principal Variable Contracts - Diversified Income Fund (1)
ProFunds VP - UltraNASDAQ-100 (1)	Putnam Variable Trust - Core Equity Fund (4)
ProFunds VP - UltraShort Dow 30 (1)	Putnam Variable Trust - Emerging Markets Equity Fund (4)
ProFunds VP - UltraShort NASDAQ-100 (1)	Putnam Variable Trust - Focused International Equity Fund (4)
ProFunds VP - UltraSmall-Cap (1)	Putnam Variable Trust - George Putnam Balanced Fund (4)
ProFunds VP - Utilities (1)	Putnam Variable Trust - Global Asset Allocation Fund (4)
VanEck Worldwide Insurance Trust - Global Resources Fund (1)	Putnam Variable Trust - Global Health Care Fund (4)
VanEck Worldwide Insurance Trust - Emerging Markets Fund (1)	Putnam Variable Trust - High Yield Fund (4)
VanEck Worldwide Insurance Trust - Emerging Markets Bond Fund (1)	Putnam Variable Trust - International Equity Fund (4)
Janus Henderson Series - Global Technology and Innovation Portfolio (1)	Putnam Variable Trust - International Value Fund (4)
Janus Henderson Series - Overseas Portfolio (1)	Putnam Variable Trust - Large Cap Growth Fund (4)
Janus Henderson Series - Research Portfolio (1)	Putnam Variable Trust - Large Cap Value Fund (4)
Janus Henderson Series - Enterprise Services Portfolio (1)	Putnam Variable Trust - Research Fund (4)
Janus Henderson Series - Global Research Portfolio (1)	Putnam Variable Trust - Small Cap Growth Fund (4)
Janus Henderson Series - Mid Cap Value Portfolio (1)	Putnam Variable Trust - Small Cap Value Fund (4)

(1)Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023.
(2)Statement of operations and changes in net assets for the year ended December 31, 2024 and statement in changes in net assets for the period November 1, 2023 (commencement of operations) through December 31, 2023.
(3)Statement of operations and changes in net assets for the period January 1, 2024 to August 16, 2024 (date of liquidation) and statement of changes in net assets for the year ended December 31, 2023.
(4)Statement of operations and statement of changes in net assets for the period August 1, 2024 (commencement of operations) through December 31, 2024.
(5)Statement of operations and changes in net assets for the period January 1, 2024 to December 4, 2024 (date of liquidation) and statement of changes in net assets for the years ended December 31, 2023.
(6)Statement of operations and changes in net assets for the period January 1, 2024 to June 17, 2024 (date of liquidation) and statement of changes in net assets for the years ended December 31, 2023.
(7)Statement of operations and changes in net assets for the period January 1, 2024 to April 26, 2024 (date of merger) and statement of changes in net assets for the years ended December 31, 2023.
(8)Statement of changes in net assets for the period January 1, 2023 through December 11, 2023 (date of merger).
(9)Statement of operations and changes in net assets for the year ended December 31, 2024 and statement in changes in net assets for the period December 11, 2023 (commencement of operations) through December 31, 2023.
Basis for Opinions
These financial statements are the responsibility of the Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland National Life Insurance Company Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 15, 2025

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account C since 1993.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Government Money Market Portfolio	7,668,025	$7,668,025	$7,668,025
High Income Portfolio	812,945	3,938,838	3,662,317
Equity-Income Portfolio	240,508	5,599,950	6,260,513
Growth Portfolio	102,001	8,955,989	9,804,094
Overseas Portfolio	171,881	4,175,939	4,329,761
Mid Cap Portfolio	524,253	19,400,147	18,682,252
Asset Manager Portfolio	49,461	737,379	800,057
Investment Grade Bond Portfolio	547,177	6,159,349	5,835,643
Index 500 Portfolio	41,223	12,527,013	23,250,064
Contrafund Portfolio	1,045,867	50,506,267	58,344,133
Asset Manager: Growth Portfolio	31,646	614,630	724,205
Balanced Portfolio	169,062	3,449,979	4,052,388
Growth & Income Portfolio	61,874	1,474,160	1,869,004
Growth Opportunities Portfolio	643,606	35,607,456	51,772,320
Value Strategies Portfolio	181,459	2,883,032	2,854,342
Strategic Income Portfolio	1,473,808	16,166,607	15,578,150
Emerging Markets Portfolio	403,436	5,078,973	4,627,407
Real Estate Portfolio	821,477	14,715,544	14,186,906
Funds Manager 50% Portfolio	451,996	5,430,926	5,414,910
Funds Manager 70% Portfolio	375,695	4,783,987	4,955,417
Funds Manager 85% Portfolio	176,853	2,148,192	2,366,297
Government Money Market Portfolio Service Class 2	96,854,676	96,854,676	96,854,676
International Capital Appreciation Portfolio	257,078	5,027,907	5,776,536
Energy Portfolio	30,392	810,981	760,713
Lincoln VIP American Century
Balanced Fund	646,306	5,025,565	5,429,743
Capital Appreciation Fund	125,626	1,920,033	2,099,774
International Fund	207,689	2,238,614	2,217,407
Value Fund	5,882,834	68,656,587	72,039,933
Disciplined Core Value Fund	640,818	5,430,484	5,488,611
Inflation Protection Fund	664,871	6,527,593	6,092,868
Large Company Value Fund	41,834	762,096	802,753
Mid Cap Value Fund	1,697,221	34,801,043	33,399,619
Ultra Fund	433,160	10,188,309	12,576,796
MFS Variable Insurance Trust
Research Series	9,582	332,197	338,275
Growth Series	27,211	1,737,655	1,951,071
Investors Trust Series	7,610	258,797	300,365
New Discovery Series	631,713	7,023,327	6,963,470
Corporate Bond Portfolio	503,572	4,968,110	4,668,115
Emerging Markets Equity Portfolio	377,140	5,296,424	5,027,270
Technology Portfolio	376,820	10,672,129	14,247,575
Global Tactical Allocation Portfolio	68,178	965,964	942,223
International Intrinsic Value Portfolio	465,485	13,894,992	13,578,210
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Utilities Series Portfolio	404,499	13,728,507	13,518,372
Blended Research Core Equity Portfolio	102,018	5,768,679	6,446,488
Global Real Estate Portfolio	58,212	933,550	887,152
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	37,001	1,339,352	1,477,049
Mid-Cap Stock Portfolio	53,313	1,404,270	1,410,132
Bond-Debenture Portfolio	2,265,983	26,393,700	23,566,218
Fundamental Equity Portfolio	110,896	1,972,056	2,037,168
Developing Growth Portfolio	130,444	4,786,968	3,812,869
Short Duration Income Portfolio	1,175,601	15,761,217	15,388,616
Alger Fund
LargeCap Growth Portfolio	54,085	3,692,732	4,823,835
MidCap Growth Portfolio	175,055	3,592,547	3,571,120
Capital Appreciation Portfolio	33,955	2,801,925	3,934,345
SmallCap Growth Portfolio	30,688	702,285	546,566
Capital Appreciation Portfolio Class S	422,720	32,164,504	43,426,046
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	83,464	2,329,475	2,318,628
SRI Balanced Portfolio	3,062,985	7,469,627	8,270,060
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	7,315	1,201,567	1,475,552
Invesco Variable Insurance Funds
Technology Fund	43,592	747,266	1,037,497
Diversified Dividend Fund	131,804	3,352,891	3,380,955
Health Care Fund	41,141	1,167,239	1,110,404
Global Real Estate Fund	4,722	70,093	61,625
International Equity Fund	5,893	195,233	193,804
Main Street Mid Cap Fund	16,308	155,722	174,337
Discovery Mid Cap Growth Fund	90,690	5,505,393	6,069,889
Global Fund	174,050	6,195,221	6,728,771
Main Street Fund	503,807	9,276,694	9,980,414
Main Street Small Cap Fund	352,728	9,055,794	10,049,232
Balanced-Risk Allocation Fund	58,909	518,915	487,175
Core Plus Bond Fund	752,189	4,303,499	4,227,300
Equity and Income Fund	263,402	4,387,650	4,568,665
Small Cap Equity Fund	299,518	4,720,398	5,193,646
Equally Weighted S&P 500 Fund	281,989	7,246,381	7,678,566
Growth and Income Fund	21,762	414,756	440,902
American Value Fund	5,316	78,746	92,126
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	122,990	1,345,447	1,181,936
Small Cap Core Portfolio	89,809	1,831,686	1,948,320
Rydex Variable Trust
Nova Fund	3,262	393,601	694,533
NASDAQ-100 Fund	13,122	755,415	1,129,300

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
U.S. Government Money Market Fund	171,941	171,942	171,941
Inverse S&P 500 Strategy Fund	713	30,938	16,299
Inverse NASDAQ-100 Strategy Fund	1,821	35,291	23,448
Inverse Government Long Bond Strategy Fund	19	1,728	2,188
Government Long Bond 1.2x Strategy	3,367	131,075	61,149
NASDAQ-100 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	33,740	3,155,102	2,524,798
S&P 500 Pure Growth Fund	77,910	3,549,744	4,348,921
S&P MidCap 400 Pure Growth Fund	27,136	953,062	1,036,607
Guggenheim Variable Insurance Funds
Multi-Hedge Strategies Fund	38,873	1,015,837	922,836
Global Managed Futures Strategy Fund	19,721	340,490	326,185
New Age Alpha
Small Cap Value Fund	95,339	4,064,917	4,223,520
ProFunds VP
Profund Access VP High Yield Fund	997	26,192	24,851
Asia 30	1,410	80,873	55,356
Banks	3,301	90,391	107,838
Materials	597	47,336	50,022
Bear	454	7,328	4,994
Biotechnology	4,637	260,738	188,350
Bull	7,691	420,594	449,783
Consumer Staples	1,938	79,508	61,701
Consumer Discretionary	1,275	86,775	94,341
Dow 30	10,265	213,207	230,970
Emerging Markets	2,068	55,831	62,123
Europe 30	1,168	28,160	29,937
Falling U.S. Dollar	1,321	19,433	18,271
Financials	500	23,812	26,520
Health Care	1,784	124,172	114,538
Industrials	1,662	142,396	147,295
International	551	10,558	11,037
Internet	9,103	179,438	242,767
Japan	700	37,948	47,546
Large-Cap Growth	11,924	680,302	808,561
Large-Cap Value	8,275	373,229	402,746
Mid-Cap	4,726	86,054	85,266
Mid-Cap Growth	4,941	199,330	197,034
Mid-Cap Value	1,988	83,895	87,529
Government Money Market	2,264,154	2,264,154	2,264,154
Energy	5,231	199,370	214,064
NASDAQ-100	4,585	245,382	288,754
Pharmaceuticals	1,501	52,815	47,542

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Precious Metals	11,565	323,414	302,533
Real Estate	1,249	67,578	58,425
Rising Rates Opportunity	61	2,222	1,758
Semiconductor	6,532	340,572	331,224
Short Dow 30	64	1,236	1,244
Short Emerging Markets	—	—	—
Short International	198	4,722	4,906
Short Mid-Cap	193	1,198	1,206
Short NASDAQ-100	—	—	—
Short Small-Cap	80	1,742	1,568
Small-Cap	2,540	92,951	94,039
Small-Cap Growth	4,356	135,248	134,178
Small-Cap Value	1,946	88,130	87,583
Technology	3,412	232,685	263,202
Communication Services	8	272	385
U.S. Government Plus	5,660	108,192	60,671
UltraBull	29,007	885,241	1,228,441
UltraMid-Cap	10,342	369,245	421,447
UltraNASDAQ-100	17,196	401,304	750,268
UltraShort Dow 30	40	168	103
UltraShort NASDAQ-100	2	155	40
UltraSmall-Cap	8,959	136,524	135,815
Utilities	996	43,993	44,476
VanEck Worldwide Insurance Trust
Global Resources Fund	177,596	4,426,821	4,370,761
Emerging Markets Fund	74,122	844,265	679,694
Emerging Markets Bond Fund	40,101	311,729	291,939
Janus Henderson Series
Global Technology and Innovation Portfolio	989,467	14,250,527	20,937,132
Overseas Portfolio	28,100	1,103,521	1,173,757
Research Portfolio	1,517	59,040	85,613
Enterprise Services Portfolio	490,846	34,797,865	36,676,016
Global Research Portfolio	50,675	3,147,867	3,545,756
Mid Cap Value Portfolio	287,763	4,762,505	5,087,655
Balanced Portfolio	1,477,424	70,329,270	80,357,073
Flexible Bond Portfolio	611,686	7,709,341	6,649,030
Forty Portfolio	7,777	392,552	397,106
PIMCO Variable Insurance Trust
Total Return Portfolio	3,403,645	34,783,478	30,768,952
Low Duration Portfolio	2,653,399	26,318,738	25,578,761
High Yield Portfolio	1,976,965	14,307,778	14,313,222
Real Return Portfolio	1,663,160	21,331,415	19,142,980
All Asset Portfolio	300,781	3,122,249	2,688,983
Global Managed Asset Allocation Portfolio	107,239	1,198,441	1,078,829
Short-Term Portfolio	3,623,769	36,799,492	37,397,299

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Emerging Markets Bond Portfolio	138,133	1,646,701	1,469,733
Global Bond Opportunities Portfolio	8,536	94,907	78,876
Commodity Real Return Strategy Portfolio	932,978	5,988,186	5,187,357
International Bond (USD-Hedged) Portfolio	210,855	2,101,587	2,108,550
Dynamic Bond Adv Portfolio	209,462	1,844,907	1,830,695
Income Advisor Portfolio	2,960,642	30,480,943	29,280,745
StocksPLUS Global Portfolio	98	757	740
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	106,495	1,368,382	1,431,293
Large Cap Value Fund	26,462	240,881	228,105
Mid Cap Value Fund	164,041	2,702,616	2,767,369
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	18,565	490,547	494,209
AMT Mid Cap Intrinsic Value Portfolio	7,615	123,347	125,567
BNY Mellon Variable Investment Fund
Appreciation Portfolio	6,597	226,915	235,100
Sustainable U.S. Equity Portfolio	458	20,699	24,892
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	2,534	15,614	13,760
Emerging Markets Equity Portfolio	7,279	95,982	99,503
Discovery Portfolio	8,469	52,131	48,611
Northern Lights Variable Trust
Power Dividend Index Fund	32,383	445,277	514,236
AB Variable Products Series
Dynamic Asset Allocation Portfolio	265,971	2,886,317	2,585,234
Small Cap Growth Portfolio	2,373	28,623	22,399
Discovery Value Portfolio	347,953	6,053,911	6,270,118
BlackRock Variable Series Fund, Inc.
Basic Value Fund	301,688	3,927,585	3,852,549
Capital Appreciation Fund	58,912	478,640	411,798
Equity Dividend Fund	2,120,665	23,566,167	22,309,398
Global Allocation Fund	863,921	12,479,381	11,135,943
Advantage Large Cap Core Fund	18,165	399,256	452,487
Large Cap Focus Growth Fund	711,555	13,172,095	15,903,264
60/40 Target Allocation ETF Fund	719,629	9,816,659	9,736,578
Total Return Fund	193,133	2,208,439	1,892,705
S&P 500 Fund	58,385	1,501,989	2,019,542
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	290,427	11,569,881	15,200,937
Dividend Opportunity Portfolio	192,858	6,907,470	8,414,398
Emerging Markets Bond Portfolio	430,073	3,863,112	3,410,479
High Yield Portfolio	1,117,441	6,704,630	6,794,040
Select Large-Cap Value Portfolio	294,266	10,891,000	12,403,332
Seligman Global Tech Portfolio	690,339	15,910,276	19,508,966
US Government Mortgage Portfolio	110,642	1,045,869	968,118

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Strategic Income Portfolio	547,192	2,000,058	1,997,250
Emerging Markets Portfolio	41,745	547,234	419,115
Select Mid Cap Value Portfolio	36,173	1,416,918	1,449,812
Small Cap Value Portfolio	100,981	1,322,181	1,337,994
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	2,022,225	53,484,367	62,931,616
Small Cap Index Portfolio	496,349	7,031,504	7,206,981
Alternative Asset Allocation Portfolio	75,066	1,002,902	971,354
Small Mid Cap Value Portfolio	229,777	2,674,052	3,173,219
Eaton Vance Variable Trust
Floating Rate Income Portfolio	2,390,085	20,694,527	20,578,633
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	239,024	3,683,827	3,917,605
Income Fund	1,776,731	25,958,405	25,513,852
Global Bond Fund	1,535,522	21,452,195	17,474,237
Foreign Fund	2,255,320	29,767,076	31,033,209
Developing Markets Fund	251,923	2,283,803	2,128,752
Mutual Global Discovery Fund	231,089	3,825,114	4,053,306
Rising Dividends Fund	1,029,775	28,256,266	28,916,077
DynaTech 2 Fund	1,325,633	5,972,278	7,383,773
Global Real Estate Fund	3,991	52,213	48,969
VolSmart Allocation Fund	9,697	124,698	130,429
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	229,841	2,133,410	2,135,225
Balanced Portfolio	958,152	5,656,588	5,902,217
Energy Portfolio	208,040	860,116	973,627
Natural Resources Portfolio	116,645	464,020	519,072
Growth Portfolio	286,421	2,749,243	3,061,839
High Income Portfolio	2,826,105	8,862,606	8,280,486
International Core Equity Portfolio	352,726	5,381,864	5,828,671
Global Growth Portfolio	436,533	1,472,656	1,593,345
Mid Cap Growth Portfolio	665,075	7,703,584	6,604,197
Science and Technology Portfolio	496,859	13,164,318	14,453,638
Small Cap Growth Portfolio	524,122	3,951,147	3,443,484
SMID Cap Core Portfolio	601,869	7,169,797	7,884,482
Total Return Portfolio	6,945	80,997	93,207
Opportunity Portfolio	357,641	5,247,767	6,748,694
Lazard Retirement Series, Inc.
International Equity Portfolio	122,092	1,128,255	1,136,676
Global Dynamic Multi Asset Portfolio	45,388	572,977	590,496
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	319,026	2,021,300	2,006,674
ClearBridge Variable Mid Cap Portfolio	661,894	15,696,199	15,984,737
ClearBridge Variable Dividend Strategy Portfolio	1,481,063	33,315,148	31,591,069
ClearBridge Variable Small Cap Growth Portfolio	366,607	9,179,766	9,337,486

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
ClearBridge Variable Growth Portfolio	60,334	1,279,054	833,811
Western Asset Variable Core Bond Plus Portfolio	13,787,555	75,056,113	62,319,751
ClearBridge Variable Large Cap Growth Portfolio	645,724	23,988,567	30,051,991
Pioneer Variable Contracts Trust
Fund Portfolio	182,415	2,996,767	3,429,410
Bond Portfolio	4,748,489	49,282,093	44,588,310
Strategic Income Portfolio	1,070,875	10,301,863	9,455,829
Equity Income Portfolio	786,416	11,561,743	10,475,067
High Yield Portfolio	62,333	553,853	523,596
Prudential Series Funds
Natural Resources Portfolio	14,119	503,374	593,833
Mid-Cap Growth Portfolio	5,077	88,454	147,146
PGIM Jennison Blend Portfolio	5,082	471,741	602,014
Royce Capital Fund
Micro-Cap Portfolio	23,740	222,494	223,391
Small Cap Portfolio	876,234	7,352,621	8,070,115
Alps Fund
Alerian Energy Infrastructure Portfolio	502,475	5,821,547	7,175,337
Global Opportunity Portfolio	144,928	1,847,730	1,924,650
American Funds IS
Asset Allocation Fund	3,523,321	86,353,931	89,527,586
Washington Mutual Investors Fund	3,753,064	52,711,013	61,325,063
Ultra-Short Bond Fund	1,415,020	15,664,150	15,565,222
Capital Income Builder Fund	1,836,941	20,551,993	22,704,593
Global Growth Fund	867,631	30,350,502	31,173,989
Capital World Growth and Income Fund	1,248,773	17,304,560	18,831,496
Global Small Capitalization Fund	358,246	6,934,674	6,093,768
Growth Fund	664,311	65,147,717	81,298,365
Growth-Income Fund	1,247,132	71,531,037	83,732,441
International Fund	510,478	8,964,780	8,912,948
International Growth and Income Fund	799,493	7,942,005	7,787,066
New World Fund	1,239,449	31,701,231	32,349,625
U.S. Government Securities Fund	995,784	9,830,100	9,400,204
Global Balanced Fund	47,334	597,792	599,247
The Bond Fd of America Fund	536,677	5,050,825	4,867,660
Invesco Oppenheimer
International Growth Fund	10,660,801	24,370,639	20,895,169
T. Rowe Price
Blue Chip Growth Portfolio	1,432,693	62,801,759	80,732,260
Health Sciences Portfolio	651,667	35,112,478	31,032,365
Equity Income Portfolio	33,706	1,025,703	951,187
Mid-Cap Growth Portfolio	57,784	1,661,399	1,536,468
John Hancock Variable Insurance Trust
Financial Industries Portfolio	223,159	2,606,613	3,124,232
Fundamental All Cap Core Portfolio	7,250	239,191	235,046

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Select Bond Portfolio	31,325	392,740	361,800
Strategic Income Opportunities Portfolio	102,522	1,323,765	1,302,030
Federated Hermes
High Income Bond Portfolio	255,106	1,411,269	1,438,795
Kaufmann Portfolio	290,816	4,592,781	5,159,073
Managed Volatility Portfolio	34,753	341,350	361,778
Principal Variable Contracts
Blue Chip Fund	108,416	1,357,120	1,605,642
Equity Income Fund	16,175	448,758	492,354
Diversified Balance Fund	166,396	2,375,617	2,429,377
Diversified Growth Fund	61,288	1,119,401	1,118,515
Diversified Income Fund	12,305	167,322	163,540
Putnam Variable Trust
Core Equity Fund	2,069	45,266	46,356
Emerging Markets Equity Fund	—	—	—
Focused International Equity Fund	—	—	—
George Putnam Balanced Fund	110	1,690	1,735
Global Asset Allocation Fund	—	—	—
Global Health Care Fund	1,735	29,886	27,206
High Yield Fund	—	—	—
International Equity Fund	—	—	—
International Value Fund	46,138	579,578	555,496
Large Cap Growth Fund	9,727	159,767	167,313
Large Cap Value Fund	60,198	2,010,497	1,951,617
Research Fund	—	—	—
Small Cap Growth Fund	9,710	213,988	208,386
Small Cap Value Fund	4,593	54,527	52,676

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$399,886	$—	$399,886	$97,577	$2,285	$99,862	$300,024	$—	$—	$—	$300,024
High Income Portfolio	231,696	—	231,696	49,752	580	50,332	181,364	(104,310)	197,499	93,189	274,553
Equity-Income Portfolio	104,879	368,764	473,643	87,801	2,068	89,869	383,774	263,525	195,449	458,974	842,748
Growth Portfolio	67	2,070,980	2,071,047	132,737	3,767	136,504	1,934,543	742,182	(333,963)	408,219	2,342,762
Overseas Portfolio	67,670	211,926	279,596	68,430	1,535	69,965	209,631	342,040	(330,517)	11,523	221,154
Mid Cap Portfolio	66,532	2,449,567	2,516,099	237,612	1,729	239,341	2,276,758	889,188	(529,356)	359,832	2,636,590
Asset Manager Portfolio	19,023	5,145	24,168	12,047	282	12,329	11,839	4,877	34,496	39,373	51,212
Investment Grade Bond Portfolio	206,930	—	206,930	73,710	819	74,529	132,401	(21,603)	(110,363)	(131,966)	435
Index 500 Portfolio	256,819	13,733	270,552	305,238	4,991	310,229	(39,677)	2,645,248	2,122,332	4,767,580	4,727,903
Contrafund Portfolio	26,386	6,678,586	6,704,972	668,702	4,893	673,595	6,031,377	3,918,125	3,226,085	7,144,210	13,175,587
Asset Manager: Growth Portfolio	12,813	10,399	23,212	12,274	335	12,609	10,603	48,337	18,461	66,798	77,401
Balanced Portfolio	67,616	114,770	182,386	49,931	768	50,699	131,687	69,564	303,892	373,456	505,143
Growth & Income Portfolio	25,485	121,776	147,261	26,080	636	26,716	120,545	110,630	101,374	212,004	332,549
Growth Opportunities Portfolio	—	—	—	619,190	2,868	622,058	(622,058)	312,373	14,829,741	15,142,114	14,520,056
Value Strategies Portfolio	23,069	406,411	429,480	34,619	258	34,877	394,603	212,531	(416,071)	(203,540)	191,063
Strategic Income Portfolio	562,944	—	562,944	188,087	773	188,860	374,084	(226,329)	461,460	235,131	609,215
Emerging Markets Portfolio	56,794	—	56,794	66,096	144	66,240	(9,446)	(216,047)	613,280	397,233	387,787
Real Estate Portfolio	564,422	—	564,422	195,677	1,131	196,808	367,614	(369,784)	745,578	375,794	743,408
Funds Manager 50% Portfolio	123,793	—	123,793	84,995	330	85,325	38,468	(103,628)	523,308	419,680	458,148
Funds Manager 70% Portfolio	79,400	—	79,400	65,372	397	65,769	13,631	107,757	336,677	444,434	458,065
Funds Manager 85% Portfolio	28,123	—	28,123	27,387	130	27,517	606	(9,991)	219,783	209,792	210,398
Government Money Market Portfolio Service Class 2	4,151,251	—	4,151,251	1,100,850	2,216	1,103,066	3,048,185	—	—	—	3,048,185
International Capital Appreciation Portfolio	35,242	—	35,242	70,167	297	70,464	(35,222)	33,509	331,743	365,252	330,030
Energy Portfolio	11,599	—	11,599	4,809	22	4,831	6,768	2,989	(50,226)	(47,237)	(40,469)
Lincoln VIP American Century
Balanced Fund	100,886	—	100,886	69,699	268	69,967	30,919	(16,292)	518,063	501,771	532,690
Capital Appreciation Fund	—	112,478	112,478	26,792	648	27,440	85,038	136,563	178,196	314,759	399,797
International Fund	34,224	—	34,224	35,768	880	36,648	(2,424)	5,942	27,591	33,533	31,109
Value Fund	2,042,408	4,357,595	6,400,003	981,663	5,994	987,657	5,412,346	1,376,381	(902,458)	473,923	5,886,269
Disciplined Core Value Fund	61,522	—	61,522	80,816	341	81,157	(19,635)	(226,574)	856,807	630,233	610,598
Inflation Protection Fund	235,515	—	235,515	87,058	841	87,899	147,616	(323,474)	174,150	(149,324)	(1,708)
Large Company Value Fund	16,822	12,506	29,328	12,706	196	12,902	16,426	5,804	37,076	42,880	59,306
Mid Cap Value Fund	811,112	1,649,342	2,460,454	455,692	2,042	457,734	2,002,720	145,471	319,029	464,500	2,467,220
Ultra Fund	—	1,027,403	1,027,403	171,397	1,104	172,501	854,902	681,663	1,366,183	2,047,846	2,902,748
MFS Variable Insurance Trust
Research Series	1,944	22,062	24,006	5,267	260	5,527	18,479	(4,156)	43,634	39,478	57,957
Growth Series	—	140,954	140,954	25,815	690	26,505	114,449	79,775	261,798	341,573	456,022
Investors Trust Series	1,874	21,356	23,230	4,098	65	4,163	19,067	5,115	23,499	28,614	47,681
New Discovery Series	—	—	—	88,318	780	89,098	(89,098)	(1,309,486)	1,682,543	373,057	283,959
Corporate Bond Portfolio	184,567	—	184,567	63,670	176	63,846	120,721	(279,555)	234,531	(45,024)	75,697
Emerging Markets Equity Portfolio	109,028	—	109,028	62,519	234	62,753	46,275	(108,329)	524,327	415,998	462,273
Technology Portfolio	—	131,185	131,185	150,602	582	151,184	(19,999)	535,729	2,835,361	3,371,090	3,351,091
Global Tactical Allocation Portfolio	4,663	4,725	9,388	11,675	40	11,715	(2,327)	(10,760)	42,467	31,707	29,380
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
International Intrinsic Value Portfolio	167,214	650,775	817,989	188,756	399	189,155	628,834	205,183	10,912	216,095	844,929
Utilities Series Portfolio	280,086	389,964	670,050	169,189	592	169,781	500,269	(234,190)	1,018,981	784,791	1,285,060
Blended Research Core Equity Portfolio	50,654	452,075	502,729	80,808	172	80,980	421,749	21,488	819,941	841,429	1,263,178
Global Real Estate Portfolio	14,812	—	14,812	12,217	62	12,279	2,533	(93,787)	59,104	(34,683)	(32,150)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	12,370	107,423	119,793	18,776	713	19,489	100,304	28,426	121,806	150,232	250,536
Mid-Cap Stock Portfolio	6,463	145,278	151,741	20,733	789	21,522	130,219	147,884	(77,075)	70,809	201,028
Bond-Debenture Portfolio	1,295,291	—	1,295,291	314,967	1,207	316,174	979,117	(732,194)	1,014,623	282,429	1,261,546
Fundamental Equity Portfolio	14,568	110,387	124,955	26,978	87	27,065	97,890	54,823	153,976	208,799	306,689
Developing Growth Portfolio	5,765	—	5,765	50,841	153	50,994	(45,229)	(634,064)	1,398,171	764,107	718,878
Short Duration Income Portfolio	683,969	—	683,969	206,427	713	207,140	476,829	(277,837)	385,383	107,546	584,375
Alger Fund
LargeCap Growth Portfolio	—	—	—	64,882	1,358	66,240	(66,240)	202,415	1,539,520	1,741,935	1,675,695
MidCap Growth Portfolio	—	—	—	49,574	1,049	50,623	(50,623)	(453,700)	1,138,470	684,770	634,147
Capital Appreciation Portfolio	—	—	—	50,855	923	51,778	(51,778)	240,074	1,181,344	1,421,418	1,369,640
SmallCap Growth Portfolio	2,086	—	2,086	7,538	201	7,739	(5,653)	(29,634)	70,896	41,262	35,609
Capital Appreciation Portfolio Class S	—	—	—	528,173	2,665	530,838	(530,838)	986,258	14,875,957	15,862,215	15,331,377
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,875	22,601	25,476	30,326	127	30,453	(4,977)	(117,087)	327,728	210,641	205,664
SRI Balanced Portfolio	122,327	126,035	248,362	90,640	312	90,952	157,410	(16,733)	970,826	954,093	1,111,503
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	18,007	81,139	99,146	19,716	171	19,887	79,259	110,776	143,844	254,620	333,879
Invesco Variable Insurance Funds
Technology Fund	—	46,871	46,871	17,232	237	17,469	29,402	81,673	219,043	300,716	330,118
Diversified Dividend Fund	55,570	131,876	187,446	38,068	169	38,237	149,209	(36,442)	192,921	156,479	305,688
Health Care Fund	—	—	—	10,380	220	10,600	(10,600)	12,260	(8,507)	3,753	(6,847)
Global Real Estate Fund	1,581	—	1,581	1,862	42	1,904	(323)	(1,499)	(2,111)	(3,610)	(3,933)
International Equity Fund	3,147	1,090	4,237	6,183	64	6,247	(2,010)	8,344	(10,513)	(2,169)	(4,179)
Main Street Mid Cap Fund	230	4,599	4,829	4,867	76	4,943	(114)	(4,417)	28,615	24,198	24,084
Discovery Mid Cap Growth Fund	—	—	—	78,142	241	78,383	(78,383)	(969,468)	2,190,028	1,220,560	1,142,177
Global Fund	—	414,137	414,137	93,098	241	93,339	320,798	(609,182)	1,259,064	649,882	970,680
Main Street Fund	—	931,929	931,929	119,727	226	119,953	811,976	(886,531)	1,865,395	978,864	1,790,840
Main Street Small Cap Fund	—	385,716	385,716	134,879	243	135,122	250,594	687,188	218,989	906,177	1,156,771
Balanced-Risk Allocation Fund	29,591	—	29,591	6,022	25	6,047	23,544	(7,994)	(7,573)	(15,567)	7,977
Core Plus Bond Fund	138,393	—	138,393	51,253	130	51,383	87,010	(6,447)	(33,672)	(40,119)	46,891
Equity and Income Fund	73,138	175,867	249,005	67,495	447	67,942	181,063	(23,394)	338,793	315,399	496,462
Small Cap Equity Fund	—	239,355	239,355	56,982	210	57,192	182,163	(93,331)	563,142	469,811	651,974
Equally Weighted S&P 500 Fund	108,815	191,150	299,965	86,159	123	86,282	213,683	109,243	401,790	511,033	724,716
Growth and Income Fund	5,318	27,344	32,662	11,750	76	11,826	20,836	4,171	25,281	29,452	50,288
American Value Fund	656	1,967	2,623	2,364	41	2,405	218	(12)	23,727	23,715	23,933
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	52,206	—	52,206	16,142	360	16,502	35,704	(26,771)	(5,452)	(32,223)	3,481
Small Cap Core Portfolio	15,726	29,596	45,322	26,325	590	26,915	18,407	(1,472)	174,490	173,018	191,425

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Rydex Variable Trust
Nova Fund	—	—	—	14,109	115	14,224	(14,224)	118,616	110,541	229,157	214,933
NASDAQ-100 Fund	2,838	26,270	29,108	24,685	248	24,933	4,175	269,325	28,425	297,750	301,925
U.S. Government Money Market Fund	11,957	80	12,037	5,058	36	5,094	6,943	—	—	—	6,943
Inverse S&P 500 Strategy Fund	2,030	—	2,030	222	21	243	1,787	(4,768)	473	(4,295)	(2,508)
Inverse NASDAQ-100 Strategy Fund	2,626	—	2,626	340	74	414	2,212	(485)	(6,043)	(6,528)	(4,316)
Inverse Government Long Bond Strategy Fund	190	—	190	48	7	55	135	816	(421)	395	530
Government Long Bond 1.2x Strategy	2,272	—	2,272	748	27	775	1,497	(21,878)	9,148	(12,730)	(11,233)
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	—	245,620	245,620	36,397	236	36,633	208,987	(89,446)	(177,518)	(266,964)	(57,977)
S&P 500 Pure Growth Fund	2,857	19,989	22,846	60,812	258	61,070	(38,224)	169,093	903,573	1,072,666	1,034,442
S&P MidCap 400 Pure Growth Fund	—	87	87	14,116	21	14,137	(14,050)	5,260	181,591	186,851	172,801
Guggenheim Variable Insurance Funds
Long Short Equity Fund	1,974	—	1,974	10,001	59	10,060	(8,086)	218,681	(126,024)	92,657	84,571
Multi-Hedge Strategies Fund	50,728	—	50,728	13,605	117	13,722	37,006	13,596	(97,191)	(83,595)	(46,589)
Global Managed Futures Strategy Fund	9,610	5,137	14,747	4,670	23	4,693	10,054	(11,558)	(7,595)	(19,153)	(9,099)
New Age Alpha
Small Cap Value Fund	56,793	209,363	266,156	60,842	216	61,058	205,098	(56,844)	183,264	126,420	331,518
ProFunds VP
Profund Access VP High Yield Fund	1,375	—	1,375	626	(32)	594	781	(368)	571	203	984
Asia 30	435	—	435	1,369	11	1,380	(945)	(2,739)	8,469	5,730	4,785
Banks	1,941	—	1,941	2,504	14	2,518	(577)	2,003	15,985	17,988	17,411
Materials	216	39	255	1,154	30	1,184	(929)	3,569	(3,699)	(130)	(1,059)
Bear	421	191	612	139	2	141	471	(2,259)	849	(1,410)	(939)
Biotechnology	—	77,026	77,026	4,943	71	5,014	72,012	(9,595)	(67,979)	(77,574)	(5,562)
Bull	3,943	26,347	30,290	10,854	204	11,058	19,232	(15,600)	97,981	82,381	101,613
Consumer Staples	1,024	22,027	23,051	1,689	19	1,708	21,343	(8,176)	(8,237)	(16,413)	4,930
Consumer Discretionary	—	7,609	7,609	1,831	40	1,871	5,738	1,840	8,647	10,487	16,225
Dow 30	6,594	—	6,594	5,008	155	5,163	1,431	(335)	22,923	22,588	24,019
Emerging Markets	1,006	—	1,006	1,762	24	1,786	(780)	1,583	2,322	3,905	3,125
Europe 30	792	1,414	2,206	841	4	845	1,361	695	(1,033)	(338)	1,023
Falling U.S. Dollar	1,231	—	1,231	453	—	453	778	(1,214)	(1,011)	(2,225)	(1,447)
Financials	86	2,919	3,005	765	34	799	2,206	1,556	2,449	4,005	6,211
Health Care	76	5,477	5,553	4,427	52	4,479	1,074	(11,047)	12,996	1,949	3,023
Industrials	270	19,208	19,478	3,272	47	3,319	16,159	1,407	(1,129)	278	16,437
International	1,115	—	1,115	583	—	583	532	(874)	1,778	904	1,436
Internet	—	4,207	4,207	5,827	73	5,900	(1,693)	(13,725)	66,081	52,356	50,663
Japan	1,109	5,661	6,770	936	14	950	5,820	1,047	1,056	2,103	7,923
Large-Cap Growth	—	14,567	14,567	17,902	126	18,028	(3,461)	(9,586)	230,302	220,716	217,255
Large-Cap Value	1,550	51,132	52,682	10,881	100	10,981	41,701	22,932	(25,663)	(2,731)	38,970
Mid-Cap	2,631	—	2,631	2,511	49	2,560	71	(1,780)	8,957	7,177	7,248
Mid-Cap Growth	—	8,122	8,122	5,938	16	5,954	2,168	(789)	27,666	26,877	29,045
Mid-Cap Value	208	3,553	3,761	2,020	31	2,051	1,710	(594)	4,206	3,612	5,322
Government Money Market	96,009	—	96,009	53,685	1,276	54,961	41,048	—	—	—	41,048
Energy	4,603	10,024	14,627	6,626	133	6,759	7,868	12,282	(14,431)	(2,149)	5,719
NASDAQ-100	1,088	32,114	33,202	7,146	230	7,376	25,826	16,688	5,137	21,825	47,651

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Pharmaceuticals	—	5,030	5,030	945	6	951	4,079	(1,634)	(1,457)	(3,091)	988
Precious Metals	9,660	—	9,660	8,615	261	8,876	784	4,494	(6,170)	(1,676)	(892)
Real Estate	801	1,742	2,543	1,593	29	1,622	921	(1,159)	444	(715)	206
Rising Rates Opportunity	594	6,655	7,249	225	22	247	7,002	(7,147)	769	(6,378)	624
Semiconductor	—	19,997	19,997	9,021	84	9,105	10,892	150,833	(62,221)	88,612	99,504
Short Dow 30	43	—	43	31	—	31	12	(256)	125	(131)	(119)
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	177	—	177	117	3	120	57	(1,721)	1,711	(10)	47
Short Mid-Cap	129	—	129	30	—	30	99	(337)	122	(215)	(116)
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	89	—	89	43	3	46	43	(1,248)	1,051	(197)	(154)
Small-Cap	1,333	—	1,333	2,882	56	2,938	(1,605)	166	7,963	8,129	6,524
Small-Cap Growth	—	6,556	6,556	3,848	33	3,881	2,675	(4,248)	8,386	4,138	6,813
Small-Cap Value	317	514	831	2,218	71	2,289	(1,458)	(1,940)	5,979	4,039	2,581
Technology	—	19,378	19,378	6,272	152	6,424	12,954	10,486	14,996	25,482	38,436
Communication Services	—	—	—	9	—	9	(9)	3	100	103	94
U.S. Government Plus	2,203	—	2,203	1,287	2	1,289	914	(14,192)	4,790	(9,402)	(8,488)
UltraBull	7,575	—	7,575	24,236	168	24,404	(16,829)	5,911	351,953	357,864	341,035
UltraMid-Cap	2,516	—	2,516	11,702	45	11,747	(9,231)	(3,815)	64,288	60,473	51,242
UltraNASDAQ-100	2,011	—	2,011	19,381	155	19,536	(17,525)	70,043	164,739	234,782	217,257
UltraShort Dow 30	5	—	5	4	90	94	(89)	(42)	9	(33)	(122)
UltraShort NASDAQ-100	2	—	2	1	30	31	(29)	(55)	30	(25)	(54)
UltraSmall-Cap	1,003	—	1,003	3,420	25	3,445	(2,442)	(1,697)	14,963	13,266	10,824
Utilities	763	—	763	2,204	56	2,260	(1,497)	(2,570)	23,116	20,546	19,049
VanEck Worldwide Insurance Trust
Global Resources Fund	123,095	—	123,095	67,994	1,085	69,079	54,016	(65,211)	(198,829)	(264,040)	(210,024)
Emerging Markets Fund	13,211	—	13,211	8,871	175	9,046	4,165	(66,133)	61,328	(4,805)	(640)
Emerging Markets Bond Fund	23,758	—	23,758	5,190	110	5,300	18,458	(2,677)	(13,170)	(15,847)	2,611
Janus Henderson Series
Global Technology and Innovation Portfolio	—	—	—	246,700	704	247,404	(247,404)	(98,381)	5,104,659	5,006,278	4,758,874
Overseas Portfolio	18,854	—	18,854	18,783	78	18,861	(7)	57,209	4,374	61,583	61,576
Research Portfolio	—	3,616	3,616	1,410	19	1,429	2,187	22,906	5,193	28,099	30,286
Enterprise Services Portfolio	236,688	1,665,397	1,902,085	490,020	1,724	491,744	1,410,341	(51,222)	3,569,991	3,518,769	4,929,110
Global Research Portfolio	13,737	61,235	74,972	29,169	122	29,291	45,681	20,909	339,081	359,990	405,671
Mid Cap Value Portfolio	40,699	253,512	294,211	63,493	256	63,749	230,462	223,531	62,621	286,152	516,614
Balanced Portfolio	1,399,691	—	1,399,691	1,056,087	3,377	1,059,464	340,227	3,455,174	6,464,201	9,919,375	10,259,602
Flexible Bond Portfolio	294,220	—	294,220	91,248	319	91,567	202,653	(286,842)	116,963	(169,879)	32,774
Forty Portfolio	—	—	—	1,114	—	1,114	(1,114)	149	4,554	4,703	3,589
PIMCO Variable Insurance Trust
Total Return Portfolio	1,150,400	—	1,150,400	388,319	4,305	392,624	757,776	(1,185,828)	683,031	(502,797)	254,979
Low Duration Portfolio	1,038,787	—	1,038,787	352,037	2,069	354,106	684,681	(390,273)	500,215	109,942	794,623
High Yield Portfolio	749,189	—	749,189	175,279	1,238	176,517	572,672	169,818	(107,941)	61,877	634,549
Real Return Portfolio	496,748	—	496,748	259,544	1,768	261,312	235,436	(291,415)	187,415	(104,000)	131,436
All Asset Portfolio	167,786	—	167,786	35,214	340	35,554	132,232	(56,181)	(20,757)	(76,938)	55,294
Global Managed Asset Allocation Portfolio	36,348	—	36,348	14,270	23	14,293	22,055	(14,212)	84,777	70,565	92,620
Short-Term Portfolio	2,004,985	—	2,004,985	536,303	3,700	540,003	1,464,982	125,266	242,182	367,448	1,832,430
Emerging Markets Bond Portfolio	93,181	—	93,181	19,413	35	19,448	73,733	(66,819)	78,755	11,936	85,669
Global Bond Opportunities Portfolio	2,629	—	2,629	1,044	—	1,044	1,585	(330)	(2,830)	(3,160)	(1,575)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Commodity Real Return Strategy Portfolio	111,798	—	111,798	71,204	471	71,675	40,123	(1,384,680)	1,493,959	109,279	149,402
International Bond (USD-Hedged) Portfolio	89,758	—	89,758	33,583	91	33,674	56,084	(177,558)	214,583	37,025	93,109
Dynamic Bond Adv Portfolio	92,361	—	92,361	25,821	151	25,972	66,389	(138,508)	152,260	13,752	80,141
Income Advisor Portfolio	1,754,630	—	1,754,630	403,252	1,199	404,451	1,350,179	(632,451)	468,172	(164,279)	1,185,900
StocksPLUS Gloabl Portfolio	9	—	9	3	—	3	6	—	(17)	(17)	(11)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	14,327	118,450	132,777	23,370	293	23,663	109,114	89,870	48,686	138,556	247,670
Large Cap Value Fund	3,154	27,234	30,388	3,137	55	3,192	27,196	11,753	(4,140)	7,613	34,809
Mid Cap Value Fund	27,771	158,777	186,548	36,948	842	37,790	148,758	84,205	69,558	153,763	302,521
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	—	32,686	32,686	7,631	102	7,733	24,953	42,606	30,455	73,061	98,014
AMT Mid Cap Intrinsic Value Portfolio	890	4,010	4,900	1,862	31	1,893	3,007	675	5,481	6,156	9,163
BNY Mellon Variable Investment Fund
Appreciation Portfolio	508	21,685	22,193	6,912	117	7,029	15,164	3,029	7,027	10,056	25,220
Sustainable U.S. Equity Portfolio	69	119	188	388	8	396	(208)	2,081	1,876	3,957	3,749
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	1,409	—	1,409	392	5	397	1,012	(1,822)	1,932	110	1,122
Emerging Markets Equity Portfolio	1,420	—	1,420	2,471	42	2,513	(1,093)	(1,335)	8,576	7,241	6,148
Discovery Portfolio	—	—	—	975	3	978	(978)	(9,428)	24,330	14,902	13,924
U.S. Real Estate Portfolio	840	—	840	901	27	928	(88)	(702)	4,743	4,041	3,953
Northern Lights Variable Trust
Power Dividend Index Fund	8,815	—	8,815	7,822	42	7,864	951	56,662	8,257	64,919	65,870
AB Variable Products Series
Dynamic Asset Allocation Portfolio	28,720	—	28,720	34,952	62	35,014	(6,294)	(58,701)	290,580	231,879	225,585
Small Cap Growth Portfolio	—	—	—	310	—	310	(310)	(5,926)	9,826	3,900	3,590
Discovery Value Portfolio	45,035	354,886	399,921	91,558	273	91,831	308,090	(365,124)	616,204	251,080	559,170
BlackRock Variable Series Fund, Inc.
Basic Value Fund	67,417	290,596	358,013	47,691	132	47,823	310,190	(84,746)	77,686	(7,060)	303,130
Capital Appreciation Fund	—	152,703	152,703	5,183	11	5,194	147,509	(20,488)	(12,855)	(33,343)	114,166
Equity Dividend Fund	500,841	1,677,078	2,177,919	284,562	960	285,522	1,892,397	(886,986)	683,371	(203,615)	1,688,782
Global Allocation Fund	162,271	878,915	1,041,186	149,885	658	150,543	890,643	(67,576)	15,439	(52,137)	838,506
Advantage Large Cap Core Fund	1,833	42,776	44,609	5,889	42	5,931	38,678	586	53,922	54,508	93,186
Large Cap Focus Growth Fund	—	1,225,564	1,225,564	194,560	491	195,051	1,030,513	14,096	2,692,420	2,706,516	3,737,029
60/40 Target Allocation ETF Fund	208,169	558,723	766,892	105,426	242	105,668	661,224	28,173	3,598	31,771	692,995
Total Return Fund	72,385	—	72,385	22,538	—	22,538	49,847	(9,413)	(41,312)	(50,725)	(878)
S&P 500 Fund	20,191	83,330	103,521	24,297	—	24,297	79,224	58,249	255,380	313,629	392,853
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	—	—	—	171,455	457	171,912	(171,912)	669,953	1,976,449	2,646,402	2,474,490
Dividend Opportunity Portfolio	—	—	—	113,363	300	113,663	(113,663)	513,347	766,352	1,279,699	1,166,036
Emerging Markets Bond Portfolio	180,987	—	180,987	48,094	389	48,483	132,504	(224,119)	265,796	41,677	174,181
High Yield Portfolio	390,742	—	390,742	90,263	443	90,706	300,036	(224,506)	287,394	62,888	362,924
Select Large-Cap Value Portfolio	—	—	—	174,654	401	175,055	(175,055)	737,937	896,565	1,634,502	1,459,447
Seligman Global Tech Portfolio	—	1,396,831	1,396,831	232,688	697	233,385	1,163,446	307,630	2,528,883	2,836,513	3,999,959

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
US Government Mortgage Portfolio	27,894	—	27,894	11,732	18	11,750	16,144	(17,032)	2,291	(14,741)	1,403
Strategic Income Portfolio	85,812	—	85,812	24,561	61	24,622	61,190	(42,890)	43,539	649	61,839
Emerging Markets Portfolio	3,925	—	3,925	5,070	5	5,075	(1,150)	(7,231)	24,148	16,917	15,767
Select Mid Cap Value Portfolio	—	—	—	6,429	18	6,447	(6,447)	14,320	21,655	35,975	29,528
Small Cap Value Portfolio	4,423	36,368	40,791	8,132	30	8,162	32,629	22,257	7,913	30,170	62,799
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	476,596	3,228,389	3,704,985	740,190	1,776	741,966	2,963,019	3,062,074	5,145,309	8,207,383	11,170,402
Small Cap Index Portfolio	66,828	206,971	273,799	97,426	307	97,733	176,066	(464,268)	973,456	509,188	685,254
Alternative Asset Allocation Portfolio	34,301	604	34,905	13,150	43	13,193	21,712	82	17,022	17,104	38,816
Global Small Cap Portfolio	1,408	5,595	7,003	815	2	817	6,186	(7,123)	(1,386)	(8,509)	(2,323)
Small Mid Cap Value Portfolio	30,112	179,640	209,752	45,892	237	46,129	163,623	59,777	(62,419)	(2,642)	160,981
CROCI US Portfolio	1,380	—	1,380	912	3	915	465	31,213	(18,060)	13,153	13,618
High Income Portfolio	20,165	—	20,165	2,096	17	2,113	18,052	7,432	(21,333)	(13,901)	4,151
Eaton Vance Variable Trust
Floating Rate Income Portfolio	1,694,338	—	1,694,338	280,368	1,386	281,754	1,412,584	(252,490)	152,688	(99,802)	1,312,782
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	79,976	83,168	163,144	54,698	307	55,005	108,139	(81,590)	364,494	282,904	391,043
Income Fund	1,281,523	104,996	1,386,519	324,055	1,237	325,292	1,061,227	(226,053)	527,714	301,661	1,362,888
Global Bond Fund	—	—	—	254,181	1,598	255,779	(255,779)	(1,120,441)	(1,198,774)	(2,319,215)	(2,574,994)
Foreign Fund	832,525	—	832,525	445,922	2,623	448,545	383,980	3,393	(991,612)	(988,219)	(604,239)
Developing Markets Fund	92,354	17,749	110,103	30,723	206	30,929	79,174	(79,520)	150,922	71,402	150,576
Mutual Global Discovery Fund	76,212	320,247	396,459	58,692	186	58,878	337,581	77,612	(258,018)	(180,406)	157,175
Rising Dividends Fund	288,642	1,373,345	1,661,987	378,352	1,141	379,493	1,282,494	438,664	832,212	1,270,876	2,553,370
DynaTech 2 Fund	—	—	—	71,569	423	71,992	(71,992)	225,755	1,085,282	1,311,037	1,239,045
Global Real Estate Fund	46	—	46	213	—	213	(167)	343	(3,244)	(2,901)	(3,068)
VolSmart Allocation Fund	3,849	2,535	6,384	1,742	3	1,745	4,639	10,532	3,569	14,101	18,740
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	40,592	81,147	121,739	29,757	234	29,991	91,748	22,495	120,018	142,513	234,261
Balanced Portfolio	82,387	—	82,387	82,406	508	82,914	(527)	(310,584)	1,135,599	825,015	824,488
Global Equity Portfolio	41,918	—	41,918	4,321	27	4,348	37,570	(51,415)	66,404	14,989	52,559
Energy Portfolio	35,544	—	35,544	14,437	71	14,508	21,036	121,280	(220,097)	(98,817)	(77,781)
Natural Resources Portfolio	31,548	—	31,548	7,405	15	7,420	24,128	27,272	(56,787)	(29,515)	(5,387)
Growth Portfolio	—	379,327	379,327	37,497	111	37,608	341,719	(62,685)	304,104	241,419	583,138
High Income Portfolio	578,902	—	578,902	114,730	747	115,477	463,425	(174,872)	135,098	(39,774)	423,651
International Core Equity Portfolio	79,744	14,434	94,178	76,711	358	77,069	17,109	73,293	48,486	121,779	138,888
Global Growth Portfolio	15,247	12,404	27,651	17,060	49	17,109	10,542	17,615	145,583	163,198	173,740
Mid Cap Growth Portfolio	—	226,892	226,892	100,445	264	100,709	126,183	(1,561,691)	1,555,760	(5,931)	120,252
Science and Technology Portfolio	—	451,848	451,848	186,615	587	187,202	264,646	(482,636)	3,935,328	3,452,692	3,717,338
Small Cap Growth Portfolio	—	—	—	47,849	245	48,094	(48,094)	(333,440)	833,118	499,678	451,584
SMID Cap Core Portfolio	25,397	14,195	39,592	108,828	476	109,304	(69,712)	(90,520)	1,203,018	1,112,498	1,042,786
Total Return Portfolio	2,460	247	2,707	1,239	15	1,254	1,453	865	5,829	6,694	8,147
International Portfolio	19,877	—	19,877	4,220	1	4,221	15,656	(77,582)	84,400	6,818	22,474
Opportunity Portfolio	46,586	338,990	385,576	91,238	598	91,836	293,740	204,652	398,017	602,669	896,409
Lazard Retirement Series, Inc.
International Equity Portfolio	33,614	2,720	36,334	15,568	38	15,606	20,728	(3,172)	31,242	28,070	48,798
Global Dynamic Multi Asset Portfolio	—	—	—	10,265	54	10,319	(10,319)	(44,187)	115,155	70,968	60,649

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	121,007	—	121,007	28,155	229	28,384	92,623	(52,023)	73,256	21,233	113,856
ClearBridge Variable Mid Cap Portfolio	58,101	366,484	424,585	198,820	613	199,433	225,152	(246,923)	1,298,975	1,052,052	1,277,204
ClearBridge Variable Dividend Strategy Portfolio	370,981	3,338,542	3,709,523	458,108	1,340	459,448	3,250,075	1,240,790	445,709	1,686,499	4,936,574
ClearBridge Variable Small Cap Growth Portfolio	—	337,251	337,251	117,169	389	117,558	219,693	(850,067)	838,719	(11,348)	208,345
ClearBridge Variable Growth Portfolio	920	232,518	233,438	10,938	12	10,950	222,488	(38,815)	(96,653)	(135,468)	87,020
Western Asset Variable Core Bond Plus Portfolio	5,163,894	—	5,163,894	825,122	4,137	829,259	4,334,635	(1,775,945)	(3,902,896)	(5,678,841)	(1,344,206)
ClearBridge Variable Large Cap Growth Portfolio	—	1,318,960	1,318,960	369,143	1,784	370,927	948,033	2,238,822	3,357,818	5,596,640	6,544,673
Pioneer Variable Contracts Trust
Fund Portfolio	12,730	122,799	135,529	35,143	103	35,246	100,283	70,909	289,310	360,219	460,502
Bond Portfolio	1,862,624	—	1,862,624	568,309	3,065	571,374	1,291,250	(1,167,504)	604,246	(563,258)	727,992
Strategic Income Portfolio	401,977	—	401,977	130,906	700	131,606	270,371	(217,975)	205,874	(12,101)	258,270
Equity Income Portfolio	211,289	2,054,128	2,265,417	143,495	549	144,044	2,121,373	(453,107)	(645,648)	(1,098,755)	1,022,618
High Yield Portfolio	29,546	—	29,546	7,216	68	7,284	22,262	(12,255)	26,287	14,032	36,294
Prudential Series Funds
Natural Resources Portfolio	—	—	—	8,322	18	8,340	(8,340)	14,711	10,686	25,397	17,057
Mid-Cap Growth Portfolio	—	—	—	1,820	8	1,828	(1,828)	5,152	13,208	18,360	16,532
PGIM Jennison Blend Portfolio	—	—	—	7,691	39	7,730	(7,730)	4,831	122,371	127,202	119,472
Royce Capital Fund
Micro-Cap Portfolio	—	14,982	14,982	2,807	12	2,819	12,163	(3,560)	15,678	12,118	24,281
Small Cap Portfolio	80,689	329,621	410,310	97,116	532	97,648	312,662	152,522	(300,804)	(148,282)	164,380
Alps Fund
Alerian Energy Infrastructure Portfolio	249,061	200,255	449,316	72,865	123	72,988	376,328	353,233	1,130,681	1,483,914	1,860,242
Global Opportunity Portfolio	157,303	—	157,303	23,559	47	23,606	133,697	(43,492)	184,299	140,807	274,504
American Funds IS
Asset Allocation Fund	1,747,122	4,118,130	5,865,252	1,221,040	2,509	1,223,549	4,641,703	916,577	7,483,950	8,400,527	13,042,230
Washington Mutual Investors Fund	840,810	465,387	1,306,197	741,735	1,381	743,116	563,081	1,988,838	6,516,515	8,505,353	9,068,434
Ultra-Short Bond Fund	788,337	—	788,337	220,112	1,092	221,204	567,133	86,693	(116,402)	(29,709)	537,424
Capital Income Builder Fund	701,125	—	701,125	286,290	528	286,818	414,307	664,237	689,130	1,353,367	1,767,674
Global Growth Fund	431,308	922,067	1,353,375	407,637	919	408,556	944,819	(598,834)	3,150,946	2,552,112	3,496,931
Capital World Growth and Income Fund	282,281	—	282,281	247,121	348	247,469	34,812	57,237	2,090,318	2,147,555	2,182,367
Global Small Capitalization Fund	55,549	243,570	299,119	87,082	109	87,191	211,928	(993,277)	845,456	(147,821)	64,107
Growth Fund	123,606	1,694,992	1,818,598	935,020	1,884	936,904	881,694	1,646,622	16,100,888	17,747,510	18,629,204
Growth-Income Fund	737,363	3,487,163	4,224,526	998,123	2,207	1,000,330	3,224,196	2,723,663	9,277,330	12,000,993	15,225,189
International Fund	93,023	—	93,023	126,727	173	126,900	(33,877)	(616,884)	830,204	213,320	179,443
International Growth and Income Fund	190,904	—	190,904	111,034	327	111,361	79,543	(957,110)	1,066,376	109,266	188,809
New World Fund	389,540	157,954	547,494	428,749	1,859	430,608	116,886	351,999	1,178,724	1,530,723	1,647,609
U.S. Government Securities Fund	369,618	—	369,618	144,114	694	144,808	224,810	(792,353)	307,510	(484,843)	(260,033)
Global Balanced Fund	8,456	—	8,456	4,121	1	4,122	4,334	1,829	(1,613)	216	4,550
The Bond Fd of America Fund	161,480	—	161,480	16,665	48	16,713	144,767	2,837	(183,427)	(180,590)	(35,823)
Invesco Oppenheimer
International Growth Fund	77,810	1,383,844	1,461,654	285,037	1,200	286,237	1,175,417	(664,351)	(1,151,290)	(1,815,641)	(640,224)
T. Rowe Price
Blue Chip Growth Portfolio	—	3,472,629	3,472,629	963,764	3,319	967,083	2,505,546	5,061,008	13,678,356	18,739,364	21,244,910
Health Sciences Portfolio	—	2,914,843	2,914,843	431,079	1,251	432,330	2,482,513	1,005,472	(3,359,510)	(2,354,038)	128,475
Equity Income Portfolio	7,897	58,302	66,199	4,281	7	4,288	61,911	8,354	(74,665)	(66,311)	(4,400)
Mid-Cap Growth Portfolio	—	147,003	147,003	6,625	28	6,653	140,350	911	(124,919)	(124,008)	16,342
John Hancock Variable Insurance Trust

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Financial Industries Portfolio	25,163	—	25,163	37,574	182	37,756	(12,593)	(235,500)	973,284	737,784	725,191
Fundamental All Cap Core Portfolio	—	20,702	20,702	3,206	7	3,213	17,489	5,318	26,498	31,816	49,305
Select Bond Portfolio	12,993	—	12,993	4,158	9	4,167	8,826	(34,151)	23,516	(10,635)	(1,809)
Strategic Income Opportunities Portfolio	29,230	—	29,230	11,351	45	11,396	17,834	(27,863)	18,086	(9,777)	8,057
Federated Hermes
High Income Bond Portfolio	101,080	—	101,080	21,270	67	21,337	79,743	(88,169)	70,226	(17,943)	61,800
Kaufmann Portfolio	37,849	176,510	214,359	72,045	317	72,362	141,997	(52,847)	701,725	648,878	790,875
Managed Volatility Portfolio	8,302	—	8,302	4,169	28	4,197	4,105	(74,585)	107,027	32,442	36,547
Principal Variable Contracts
Blue Chip Fund	—	—	—	18,964	56	19,020	(19,020)	132,584	138,315	270,899	251,879
Equity Income Fund	9,862	4,836	14,698	5,370	44	5,414	9,284	1,853	51,064	52,917	62,201
Diversified Balance Fund	46,575	71,720	118,295	28,586	66	28,652	89,643	(3,357)	71,963	68,606	158,249
Diversified Growth Fund	22,444	35,670	58,114	11,618	10	11,628	46,486	(1,273)	30,947	29,674	76,160
Diversified Income Fund	1,770	1,957	3,727	1,213	—	1,213	2,514	(393)	2,677	2,284	4,798
Putnam Variable Trust
Core Equity Fund	—	—	—	144	—	144	(144)	5	1,090	1,095	951
Emerging Markets Equity Fund	—	—	—	—	—	—	—	—	—	—	—
Focused International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
George Putnam Balanced Fund	—	—	—	7	1	8	(8)	—	45	45	37
Global Asset Allocation Fund	—	—	—	—	—	—	—	—	—	—	—
Global Health Care Fund	—	—	—	59	—	59	(59)	(3)	(2,681)	(2,684)	(2,743)
High Yield Fund	—	—	—	—	—	—	—	—	—	—	—
International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
International Value Fund	—	—	—	1,250	—	1,250	(1,250)	(305)	(24,082)	(24,387)	(25,637)
Large Cap Growth Fund	—	—	—	359	1	360	(360)	335	7,546	7,881	7,521
Large Cap Value Fund	—	—	—	4,557	3	4,560	(4,560)	4,945	(58,880)	(53,935)	(58,495)
Research Fund	—	—	—	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	435	—	435	(435)	94	(5,602)	(5,508)	(5,943)
Small Cap Value Fund	—	—	—	81	—	81	(81)	1	(1,851)	(1,850)	(1,931)

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$8,371,840	$300,024	$13,860	$3,338	$(566,166)	$(383,140)	$(213,570)	$141,839	$(1,003,839)	$(703,815)	$7,668,025
High Income Portfolio	3,945,999	274,553	22,276	11	(386,418)	(112,957)	(79,340)	(1,807)	(558,235)	(283,682)	3,662,317
Equity-Income Portfolio	6,185,295	842,748	48,275	1,716	(341,707)	(166,797)	(197,272)	(111,745)	(767,530)	75,218	6,260,513
Growth Portfolio	8,692,355	2,342,762	57,235	(294)	(1,185,349)	(200,966)	(231,748)	330,099	(1,231,023)	1,111,739	9,804,094
Overseas Portfolio	5,558,646	221,154	14,943	2,871	(335,623)	(207,934)	(156,858)	(767,438)	(1,450,039)	(1,228,885)	4,329,761
Mid Cap Portfolio	16,736,415	2,636,590	1,550,012	(768)	(1,295,443)	(703,810)	(516,456)	275,712	(690,753)	1,945,837	18,682,252
Asset Manager Portfolio	790,245	51,212	235	180	(37,765)	—	(4,912)	862	(41,400)	9,812	800,057
Investment Grade Bond Portfolio	5,806,652	435	938,515	1,970	(318,719)	(833,280)	(158,696)	398,766	28,556	28,991	5,835,643
Index 500 Portfolio	21,699,324	4,727,903	3,691	4,596	(2,029,716)	(122,012)	(503,121)	(530,601)	(3,177,163)	1,550,740	23,250,064
Contrafund Portfolio	41,188,567	13,175,587	7,647,804	(248)	(4,004,295)	(1,847,098)	(1,998,860)	4,182,676	3,979,979	17,155,566	58,344,133
Asset Manager: Growth Portfolio	877,080	77,401	26,526	1,235	(37,045)	(12,806)	(206,207)	(1,979)	(230,276)	(152,875)	724,205
Balanced Portfolio	3,323,261	505,143	29,221	(250)	(109,462)	(122,052)	(36,720)	463,247	223,984	729,127	4,052,388
Growth & Income Portfolio	1,679,924	332,549	12,875	997	(79,515)	(20,130)	(78,684)	20,988	(143,469)	189,080	1,869,004
Growth Opportunities Portfolio	40,676,621	14,520,056	4,699,492	—	(3,087,345)	(1,086,671)	(1,128,837)	(2,820,996)	(3,424,357)	11,095,699	51,772,320
Value Strategies Portfolio	2,609,602	191,063	229,657	(566)	(256,272)	(67,013)	(42,268)	190,139	53,677	244,740	2,854,342
Strategic Income Portfolio	13,738,557	609,215	2,714,277	—	(1,388,247)	(785,504)	(253,742)	943,594	1,230,378	1,839,593	15,578,150
Emerging Markets Portfolio	5,081,295	387,787	214,634	—	(195,410)	(184,797)	(61,616)	(614,486)	(841,675)	(453,888)	4,627,407
Real Estate Portfolio	16,155,368	743,408	261,093	—	(786,653)	(876,215)	(521,089)	(789,006)	(2,711,870)	(1,968,462)	14,186,906
Funds Manager 50% Portfolio	7,145,857	458,148	144,475	—	(1,077,032)	(627,538)	(123,063)	(505,937)	(2,189,095)	(1,730,947)	5,414,910
Funds Manager 70% Portfolio	5,018,927	458,065	330,906	—	(143,502)	(353,877)	(90,481)	(264,621)	(521,575)	(63,510)	4,955,417
Funds Manager 85% Portfolio	1,713,506	210,398	767,273	—	(72,573)	(98,604)	(207,009)	53,306	442,393	652,791	2,366,297
Government Money Market Portfolio Service Class 2	60,886,111	3,048,185	405,035,176	—	(17,285,686)	(3,616,080)	(6,102,859)	(345,110,169)	32,920,381	35,968,566	96,854,677
International Capital Appreciation Portfolio	5,284,010	330,030	574,195	—	(147,272)	(218,196)	(164,286)	118,055	162,496	492,526	5,776,536
Energy Portfolio	3,359	(40,469)	404,258	—	—	(7,174)	(31,257)	431,996	797,823	757,354	760,713
Lincoln VIP American Century
Balanced Fund	5,152,180	532,690	467,459	(327)	(240,950)	(223,033)	(267,894)	9,618	(255,127)	277,563	5,429,743
Capital Appreciation Fund	1,866,327	399,797	235,949	—	(215,664)	(14,250)	(22,143)	(150,242)	(166,350)	233,447	2,099,774
International Fund	2,435,497	31,109	10,305	30	(209,197)	(32,415)	(69,319)	51,397	(249,199)	(218,090)	2,217,407
Value Fund	76,369,729	5,886,269	3,096,321	1,302	(3,386,634)	(4,745,071)	(2,108,601)	(3,073,382)	(10,216,065)	(4,329,796)	72,039,933
Disciplined Core Value Fund	5,523,255	610,598	251,785	(12)	(332,826)	(218,859)	(137,984)	(207,346)	(645,242)	(34,644)	5,488,611
Inflation Protection Fund	7,908,115	(1,708)	105,773	830	(244,278)	(469,802)	(241,239)	(964,823)	(1,813,539)	(1,815,247)	6,092,868
Large Company Value Fund	709,993	59,306	19,388	—	(38,651)	—	(20,518)	73,235	33,454	92,760	802,753
Mid Cap Value Fund	35,532,883	2,467,220	790,624	—	(1,271,243)	(2,112,495)	(1,099,976)	(907,394)	(4,600,484)	(2,133,264)	33,399,619
Ultra Fund	10,956,265	2,902,748	945,705	—	(854,104)	(461,435)	(366,310)	(546,073)	(1,282,217)	1,620,531	12,576,796
MFS Variable Insurance Trust
Research Series	355,343	57,957	176	—	(90,417)	(56,405)	(5,141)	76,762	(75,025)	(17,068)	338,275
Growth Series	1,542,845	456,022	4,043	(694)	(206,881)	(1,941)	(17,294)	174,971	(47,796)	408,226	1,951,071
Investors Trust Series	275,592	47,681	264	—	(3,110)	(3,436)	(15,981)	(645)	(22,908)	24,773	300,365
New Discovery Series	6,943,912	283,959	432,926	—	(269,603)	(200,986)	(223,557)	(3,181)	(264,401)	19,558	6,963,470
Corporate Bond Portfolio	4,815,715	75,697	110,630	—	(274,798)	(214,241)	(168,476)	323,588	(223,297)	(147,600)	4,668,115
Emerging Markets Equity Portfolio	4,674,879	462,273	387,831	—	(150,880)	(177,921)	(127,197)	(41,715)	(109,882)	352,391	5,027,270
Technology Portfolio	8,931,034	3,351,091	2,408,553	—	(445,208)	(308,630)	(261,941)	572,676	1,965,450	5,316,541	14,247,575
Global Tactical Allocation Portfolio	931,440	29,380	34,270	—	(22,874)	(44,493)	(34,923)	49,423	(18,597)	10,783	942,223
International Intrinsic Value Portfolio	14,421,836	844,929	473,855	—	(712,104)	(344,374)	(1,019,903)	(86,029)	(1,688,555)	(843,626)	13,578,210
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Utilities Series Portfolio	12,646,204	1,285,060	1,193,424	—	(548,373)	(637,186)	(384,369)	(36,388)	(412,892)	872,168	13,518,372
Blended Research Core Equity Portfolio	5,023,472	1,263,178	631,595	—	(168,259)	(75,663)	(226,394)	(1,441)	159,838	1,423,016	6,446,488
Global Real Estate Portfolio	926,239	(32,150)	20,676	—	(1,740)	(39,991)	(43,754)	57,872	(6,937)	(39,087)	887,152
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,289,035	250,536	7,004	—	(106,022)	—	(59,255)	95,751	(62,522)	188,014	1,477,049
Mid-Cap Stock Portfolio	1,485,304	201,028	20,374	10	(264,385)	(9,486)	(51,720)	29,007	(276,200)	(75,172)	1,410,132
Bond-Debenture Portfolio	24,840,890	1,261,546	1,283,350	—	(1,384,461)	(1,386,489)	(902,883)	(145,735)	(2,536,218)	(1,274,672)	23,566,218
Fundamental Equity Portfolio	2,034,514	306,689	32,670	—	(222,478)	(54,400)	(75,907)	16,080	(304,035)	2,654	2,037,168
Developing Growth Portfolio	3,699,711	718,878	35,392	—	(210,503)	(329,848)	(91,682)	(9,079)	(605,720)	113,158	3,812,869
Short Duration Income Portfolio	15,715,007	584,375	1,681,142	—	(578,037)	(858,232)	(539,602)	(616,037)	(910,766)	(326,391)	15,388,616
Alger Fund
LargeCap Growth Portfolio	4,725,998	1,675,695	16,150	2,389	(944,412)	(36,730)	(136,465)	(478,790)	(1,577,858)	97,837	4,823,835
MidCap Growth Portfolio	3,577,041	634,147	29,005	2,118	(357,507)	(52,818)	(139,771)	(121,095)	(640,068)	(5,921)	3,571,120
Capital Appreciation Portfolio	3,173,207	1,369,640	9,595	—	(533,879)	(46,595)	(34,630)	(2,993)	(608,502)	761,138	3,934,345
SmallCap Growth Portfolio	567,214	35,609	159	—	(19,259)	(27,393)	(11,329)	1,565	(56,257)	(20,648)	546,566
Capital Appreciation Portfolio Class S	36,877,026	15,331,377	683,343	—	(2,234,344)	(3,188,185)	(1,161,683)	(2,881,488)	(8,782,357)	6,549,020	43,426,046
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,446,653	205,664	158,548	—	(239,488)	(46,134)	(72,326)	(134,289)	(333,689)	(128,025)	2,318,628
SRI Balanced Portfolio	6,230,883	1,111,503	1,761,762	—	(362,000)	(311,678)	(289,359)	128,949	927,674	2,039,177	8,270,060
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	1,606,799	333,879	14,123	—	(109,193)	(229,455)	(36,970)	(103,631)	(465,126)	(131,247)	1,475,552
Invesco Variable Insurance Funds
Technology Fund	1,144,620	330,118	2,262	645	(374,668)	(43,201)	(30,801)	8,522	(437,241)	(107,123)	1,037,497
Diversified Dividend Fund	2,566,874	305,688	648,977	27	(55,925)	(58,945)	(62,273)	36,532	508,393	814,081	3,380,955
Health Care Fund	790,134	(6,847)	18,976	(375)	(103,596)	(25,011)	(22,932)	460,055	327,117	320,270	1,110,404
Global Real Estate Fund	80,136	(3,933)	2,859	—	(4,830)	—	(2,781)	(9,826)	(14,578)	(18,511)	61,625
International Equity Fund	216,868	(4,179)	—	—	(20,102)	—	(9,220)	10,437	(18,885)	(23,064)	193,804
Main Street Mid Cap Fund	186,845	24,084	1,101	—	(28,888)	—	(8,443)	(362)	(36,592)	(12,508)	174,337
Discovery Mid Cap Growth Fund	5,172,491	1,142,177	649,227	—	(281,315)	(118,634)	(133,968)	(360,089)	(244,779)	897,398	6,069,889
Global Fund	7,140,575	970,680	378,868	—	(633,157)	(461,619)	(191,598)	(474,978)	(1,382,484)	(411,804)	6,728,771
Main Street Fund	8,347,830	1,790,840	205,161	—	(175,155)	(623,540)	(261,023)	696,301	(158,256)	1,632,584	9,980,414
Main Street Small Cap Fund	10,309,660	1,156,771	875,883	—	(362,514)	(149,890)	(1,400,209)	(380,469)	(1,417,199)	(260,428)	10,049,232
Balanced-Risk Allocation Fund	424,176	7,977	74,313	—	(15,287)	(7,911)	(3,375)	7,282	55,022	62,999	487,175
Core Plus Bond Fund	4,156,950	46,891	475,739	—	(141,487)	(258,137)	(110,537)	57,881	23,459	70,350	4,227,300
Equity and Income Fund	5,114,419	496,462	633,146	—	(901,227)	(348,561)	(113,278)	(312,296)	(1,042,216)	(545,754)	4,568,665
Small Cap Equity Fund	3,456,686	651,974	702,978	—	(116,553)	(207,500)	(155,265)	861,326	1,084,986	1,736,960	5,193,646
Equally Weighted S&P 500 Fund	5,562,260	724,716	2,249,721	—	(152,911)	(256,867)	(45,117)	(403,236)	1,391,590	2,116,306	7,678,566
Growth and Income Fund	399,455	50,288	2	—	(19,158)	—	(12,224)	22,539	(8,841)	41,447	440,902
American Value Fund	107,360	23,933	—	—	(25,423)	—	(7,450)	(6,294)	(39,167)	(15,234)	92,126
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,279,895	3,481	11,558	326	(82,863)	(32,372)	(40,397)	42,308	(101,440)	(97,959)	1,181,936
Small Cap Core Portfolio	1,947,402	191,425	12,371	2,198	(111,122)	(2,958)	(70,741)	(20,255)	(190,507)	918	1,948,320

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Rydex Variable Trust
Nova Fund	812,771	214,933	1,383	—	(165,024)	—	(16,784)	(152,746)	(333,171)	(118,238)	694,533
NASDAQ-100 Fund	1,789,152	301,925	2,547	407	(362,349)	(37,792)	(26,330)	(538,260)	(961,777)	(659,852)	1,129,300
U.S. Government Money Market Fund	361,607	6,943	—	—	(578)	—	(64,980)	(131,051)	(196,609)	(189,666)	171,941
Inverse S&P 500 Strategy Fund	17,120	(2,508)	2	—	(177)	(339)	(107)	2,308	1,687	(821)	16,299
Inverse NASDAQ-100 Strategy Fund	23,070	(4,316)	58	—	—	—	(403)	5,039	4,694	378	23,448
Inverse Government Long Bond Strategy Fund	5,385	530	7	—	—	(1,370)	(102)	(2,262)	(3,727)	(3,197)	2,188
Government Long Bond 1.2x Strategy	88,481	(11,233)	7	—	—	(4,628)	(511)	(10,967)	(16,099)	(27,332)	61,149
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	3,017,964	(57,977)	6,146	—	(212,932)	(145,512)	(96,583)	13,692	(435,189)	(493,166)	2,524,798
S&P 500 Pure Growth Fund	4,599,182	1,034,442	159,747	—	(588,417)	(112,436)	(148,389)	(595,208)	(1,284,703)	(250,261)	4,348,921
S&P MidCap 400 Pure Growth Fund	1,171,441	172,801	282	—	(96,428)	(187,388)	(17,525)	(6,576)	(307,635)	(134,834)	1,036,607
Guggenheim Variable Insurance Funds
Long Short Equity Fund	964,325	84,571	357,202	—	(14,552)	(85,192)	(8,609)	(1,297,745)	(1,048,896)	(964,325)	—
Multi-Hedge Strategies Fund	1,143,390	(46,589)	9,906	—	(62,363)	(144,887)	(16,602)	39,981	(173,965)	(220,554)	922,836
Global Managed Futures Strategy Fund	388,277	(9,099)	3,566	—	(14,314)	(37,457)	(9,067)	4,279	(52,993)	(62,092)	326,185
New Age Alpha
Small Cap Value Fund	4,839,229	331,518	93,067	—	(151,163)	(201,648)	(106,193)	(581,290)	(947,227)	(615,709)	4,223,520
ProFunds VP
Profund Access VP High Yield Fund	30,669	984	10	—	(6,781)	(452)	(1,684)	2,105	(6,802)	(5,818)	24,851
Asia 30	52,468	4,785	195	—	(1,055)	—	(1,720)	683	(1,897)	2,888	55,356
Banks	85,401	17,411	969	—	(1,587)	—	(2,590)	8,234	5,026	22,437	107,838
Materials	37,853	(1,059)	101	—	(1,188)	—	(2,511)	16,826	13,228	12,169	50,022
Bear	5,520	(939)	2	—	—	—	(23)	434	413	(526)	4,994
Biotechnology	222,189	(5,562)	151	—	(12,724)	—	(6,361)	(9,343)	(28,277)	(33,839)	188,350
Bull	545,269	101,613	—	—	(61,809)	—	(77,749)	(57,541)	(197,099)	(95,486)	449,783
Consumer Staples	67,389	4,930	156	—	(5,067)	—	(3,309)	(2,398)	(10,618)	(5,688)	61,701
Consumer Discretionary	99,109	16,225	—	—	(6,001)	—	(3,873)	(11,119)	(20,993)	(4,768)	94,341
Dow 30	193,713	24,019	869	—	(29,790)	—	(17,864)	60,023	13,238	37,257	230,970
Emerging Markets	64,656	3,125	1	—	(885)	—	(4,772)	(2)	(5,658)	(2,533)	62,123
Europe 30	36,379	1,023	1	—	(4,132)	—	(3,144)	(190)	(7,465)	(6,442)	29,937
Falling U.S. Dollar	19,808	(1,447)	—	—	—	—	(89)	(1)	(90)	(1,537)	18,271
Financials	17,826	6,211	101	—	(1,340)	—	(3,360)	7,082	2,483	8,694	26,520
Health Care	254,638	3,023	10	—	(19,859)	—	(16,065)	(107,209)	(143,123)	(140,100)	114,538
Industrials	125,307	16,437	871	—	(12,346)	—	(4,155)	21,181	5,551	21,988	147,295
International	32,395	1,436	1	—	(21,156)	—	(1,638)	(1)	(22,794)	(21,358)	11,037
Internet	202,582	50,663	5,741	—	—	(3,944)	(5,439)	(6,836)	(10,478)	40,185	242,767
Japan	40,244	7,923	—	—	—	—	(1,337)	716	(621)	7,302	47,546
Large-Cap Growth	792,864	217,255	1,361	—	(150,888)	—	(30,435)	(21,596)	(201,558)	15,697	808,561
Large-Cap Value	544,238	38,970	158	—	(42,556)	—	(30,339)	(107,725)	(180,462)	(141,492)	402,746
Mid-Cap	90,874	7,248	3	—	(9,330)	—	(3,575)	46	(12,856)	(5,608)	85,266
Mid-Cap Growth	267,375	29,045	162	—	(88,558)	(7)	(10,738)	(245)	(99,386)	(70,341)	197,034
Mid-Cap Value	92,446	5,322	1,199	—	(9,390)	—	(5,526)	3,478	(10,239)	(4,917)	87,529
Government Money Market	2,419,732	41,048	164,693	—	(234,193)	(45,378)	(178,155)	96,407	(196,626)	(155,578)	2,264,154

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Energy	276,332	5,719	14,216	—	(4,081)	—	(12,232)	(65,890)	(67,987)	(62,268)	214,064
NASDAQ-100	249,370	47,651	—	—	(503)	—	(19,767)	12,003	(8,267)	39,384	288,754
Pharmaceuticals	56,420	988	153	—	(9,071)	—	(735)	(213)	(9,866)	(8,878)	47,542
Precious Metals	274,828	(892)	59,974	—	(1,719)	(7)	(14,218)	(15,433)	28,597	27,705	302,533
Real Estate	57,222	206	2,370	—	—	—	(1,375)	2	997	1,203	58,425
Rising Rates Opportunity	14,763	624	2	—	(11,808)	—	(1,822)	(1)	(13,629)	(13,005)	1,758
Semiconductor	182,312	99,504	36,734	—	(5,368)	—	(9,638)	27,680	49,408	148,912	331,224
Short Dow 30	1,366	(119)	—	—	—	—	—	(3)	(3)	(122)	1,244
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	4,889	47	—	—	—	—	(27)	(3)	(30)	17	4,906
Short Mid-Cap	1,322	(116)	1	—	—	—	—	(1)	—	(116)	1,206
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	1,750	(154)	—	—	—	—	(28)	—	(28)	(182)	1,568
Small-Cap	143,445	6,524	201	—	(50,564)	—	(8,217)	2,650	(55,930)	(49,406)	94,039
Small-Cap Growth	143,687	6,813	—	—	(8,964)	—	(10,741)	3,383	(16,322)	(9,509)	134,178
Small-Cap Value	89,421	2,581	200	—	(553)	—	(5,844)	1,778	(4,419)	(1,838)	87,583
Technology	213,317	38,436	5	—	(15,348)	(7,932)	(17,551)	52,275	11,449	49,885	263,202
Communication Services	366	94	—	—	—	—	(74)	(1)	(75)	19	385
U.S. Government Plus	63,949	(8,488)	300	—	(9,275)	—	(2,762)	16,947	5,210	(3,278)	60,671
UltraBull	844,963	341,035	3,376	—	(9,215)	—	(29,661)	77,943	42,443	383,478	1,228,441
UltraMid-Cap	363,859	51,242	2,486	—	—	—	(6,756)	10,616	6,346	57,588	421,447
UltraNASDAQ-100	595,697	217,257	4,290	—	(5,290)	—	(50,339)	(11,347)	(62,686)	154,571	750,268
UltraShort Dow 30	226	(122)	—	—	—	—	—	(1)	(1)	(123)	103
UltraShort NASDAQ-100	95	(54)	—	—	—	—	—	(1)	(1)	(55)	40
UltraSmall-Cap	109,708	10,824	3,046	—	(3,881)	—	(1,802)	17,920	15,283	26,107	135,815
Utilities	130,571	19,049	65	—	(1,752)	(64)	(10,656)	(92,737)	(105,144)	(86,095)	44,476
VanEck Worldwide Insurance Trust
Global Resources Fund	5,514,553	(210,024)	54,027	1,442	(295,589)	(237,269)	(113,095)	(343,284)	(933,768)	(1,143,792)	4,370,761
Emerging Markets Fund	732,890	(640)	4,083	(1,322)	(78,985)	(1,207)	(12,312)	37,187	(52,556)	(53,196)	679,694
Emerging Markets Bond Fund	393,569	2,611	217	—	(37,840)	(8,235)	(4,564)	(53,819)	(104,241)	(101,630)	291,939
Janus Henderson Series
Global Technology and Innovation Portfolio	15,827,232	4,758,874	2,632,612	—	(418,543)	(1,323,315)	(586,965)	47,237	351,026	5,109,900	20,937,132
Overseas Portfolio	1,473,078	61,576	189,442	—	(78,185)	(319,147)	(24,014)	(128,993)	(360,897)	(299,321)	1,173,757
Research Portfolio	101,725	30,286	54	—	(22,119)	(17,695)	(2,329)	(4,309)	(46,398)	(16,112)	85,613
Enterprise Services Portfolio	37,284,426	4,929,110	2,107,394	—	(3,008,478)	(1,783,969)	(2,017,456)	(835,011)	(5,537,520)	(608,410)	36,676,016
Global Research Portfolio	1,552,536	405,671	378,164	—	(119,462)	(28,777)	(50,353)	1,407,977	1,587,549	1,993,220	3,545,756
Mid Cap Value Portfolio	4,545,243	516,614	399,623	—	(324,259)	(210,601)	(113,630)	274,665	25,798	542,412	5,087,655
Balanced Portfolio	78,720,780	10,259,602	5,387,402	—	(8,763,259)	(2,396,436)	(3,188,288)	337,272	(8,623,309)	1,636,293	80,357,073
Flexible Bond Portfolio	7,117,312	32,774	148,726	—	(154,111)	(298,735)	(211,062)	14,126	(501,056)	(468,282)	6,649,030
Forty Portfolio	—	3,589	396,178	—	—	—	(629)	(2,032)	393,517	397,106	397,106

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
PIMCO Variable Insurance Trust
Total Return Portfolio	28,859,224	254,979	3,599,265	2,821	(1,678,406)	(1,308,642)	(972,487)	2,012,198	1,654,749	1,909,728	30,768,952
Low Duration Portfolio	28,079,889	794,623	2,310,554	—	(1,349,054)	(2,116,949)	(1,523,748)	(616,554)	(3,295,751)	(2,501,128)	25,578,761
High Yield Portfolio	11,383,503	634,549	1,761,705	389	(513,922)	(569,123)	(506,583)	2,122,704	2,295,170	2,929,719	14,313,222
Real Return Portfolio	20,588,946	131,436	826,971	—	(896,080)	(1,139,313)	(635,254)	266,274	(1,577,402)	(1,445,966)	19,142,980
All Asset Portfolio	2,783,311	55,294	135,476	—	(109,135)	(134,398)	(133,718)	92,153	(149,622)	(94,328)	2,688,983
Global Managed Asset Allocation Portfolio	1,013,616	92,620	9,988	—	(25,363)	(7,807)	(7,588)	3,363	(27,407)	65,213	1,078,829
Short-Term Portfolio	45,099,059	1,832,430	1,636,303	—	(3,248,717)	(3,048,537)	(2,076,432)	(2,796,807)	(9,534,190)	(7,701,760)	37,397,299
Emerging Markets Bond Portfolio	1,544,898	85,669	19,588	—	(38,922)	(173,460)	(59,557)	91,517	(160,834)	(75,165)	1,469,733
Global Bond Opportunities Portfolio	76,974	(1,575)	—	—	—	—	—	3,477	3,477	1,902	78,876
Commodity Real Return Strategy Portfolio	6,445,420	149,402	78,181	—	(347,144)	(423,895)	(145,674)	(568,933)	(1,407,465)	(1,258,063)	5,187,357
International Bond (USD-Hedged) Portfolio	2,696,013	93,109	41,920	—	(93,792)	(633,257)	(125,537)	130,094	(680,572)	(587,463)	2,108,550
Dynamic Bond Adv Portfolio	2,005,684	80,141	33,700	—	(46,271)	(40,709)	(156,260)	(45,590)	(255,130)	(174,989)	1,830,695
Income Advisor Portfolio	31,631,301	1,185,900	2,456,075	—	(6,663,606)	(698,118)	(1,377,900)	2,747,093	(3,536,456)	(2,350,556)	29,280,745
StocksPLUS Global Portfolio	—	(11)	—	—	—	—	—	751	751	740	740
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,402,481	247,670	7,694	427	(203,709)	(18,305)	(70,595)	65,630	(218,858)	28,812	1,431,293
Large Cap Value Fund	155,791	34,809	4,644	—	(43,423)	(14,687)	(8,452)	99,423	37,505	72,314	228,105
Mid Cap Value Fund	2,827,344	302,521	13,978	3,250	(117,329)	(10,298)	(119,868)	(132,229)	(362,496)	(59,975)	2,767,369
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	495,985	98,014	1,350	—	(232,386)	(13,266)	(11,597)	156,109	(99,790)	(1,776)	494,209
AMT Mid Cap Intrinsic Value Portfolio	118,652	9,163	2,302	—	(3,085)	(1,777)	(2,100)	2,412	(2,248)	6,915	125,567
BNY Mellon Variable Investment Fund
Appreciation Portfolio	248,194	25,220	237	—	(59,692)	—	(18,850)	39,991	(38,314)	(13,094)	235,100
Sustainable U.S. Equity Portfolio	16,103	3,749	156	—	—	—	(601)	5,485	5,040	8,789	24,892
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	18,225	1,122	184	—	(4,491)	(113)	(1,215)	48	(5,587)	(4,465)	13,760
Emerging Markets Equity Portfolio	113,354	6,148	756	—	(11,335)	(2,866)	(6,772)	218	(19,999)	(13,851)	99,503
Discovery Portfolio	38,118	13,924	—	—	—	—	(2,334)	(1,097)	(3,431)	10,493	48,611
U.S. Real Estate Portfolio	40,180	3,953	8	—	(5,731)	—	(2,744)	(35,666)	(44,133)	(40,180)	—
Northern Lights Variable Trust
Power Dividend Index Fund	682,293	65,870	70	—	(112,232)	(99,035)	(2,111)	(20,619)	(233,927)	(168,057)	514,236
AB Variable Products Series
Dynamic Asset Allocation Portfolio	2,539,338	225,585	1,654	—	(901)	(28,438)	(139,545)	(12,459)	(179,689)	45,896	2,585,234
Small Cap Growth Portfolio	21,398	3,590	—	—	—	—	—	(2,589)	(2,589)	1,001	22,399
Discovery Value Portfolio	6,909,113	559,170	543,969	—	(317,328)	(211,038)	(157,942)	(1,055,826)	(1,198,165)	(638,995)	6,270,118
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,752,288	303,130	280,131	—	(129,315)	(184,000)	(91,704)	(77,981)	(202,869)	100,261	3,852,549
Capital Appreciation Fund	462,038	114,166	779	—	(55,815)	(80,289)	(4,105)	(24,976)	(164,406)	(50,240)	411,798
Equity Dividend Fund	21,770,381	1,688,782	3,925,930	—	(1,431,424)	(1,219,220)	(815,957)	(1,609,094)	(1,149,765)	539,017	22,309,398
Global Allocation Fund	11,864,939	838,506	701,177	—	(981,587)	(637,225)	(302,660)	(347,207)	(1,567,502)	(728,996)	11,135,943
Advantage Large Cap Core Fund	417,983	93,186	7,055	—	—	—	(28,920)	(36,817)	(58,682)	34,504	452,487
Large Cap Focus Growth Fund	13,290,839	3,737,029	1,812,056	—	(638,338)	(348,621)	(321,367)	(1,628,334)	(1,124,604)	2,612,425	15,903,264
60/40 Target Allocation ETF Fund	7,326,689	692,995	2,043,052	—	(241,087)	(309,562)	(112,871)	337,362	1,716,894	2,409,889	9,736,578
Total Return Fund	1,635,480	(878)	14	—	—	—	(37,808)	295,897	258,103	257,225	1,892,705
S&P 500 Fund	1,808,621	392,853	184	—	—	(10,435)	(38,364)	(133,317)	(181,932)	210,921	2,019,542

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	10,969,197	2,474,490	1,729,575	—	(306,836)	(346,606)	(312,964)	994,081	1,757,250	4,231,740	15,200,937
Dividend Opportunity Portfolio	8,358,698	1,166,036	823,159	—	(216,167)	(326,859)	(272,598)	(1,117,871)	(1,110,336)	55,700	8,414,398
Emerging Markets Bond Portfolio	3,888,217	174,181	46,858	—	(159,363)	(345,471)	(94,897)	(99,046)	(651,919)	(477,738)	3,410,479
High Yield Portfolio	6,479,175	362,924	972,891	—	(279,175)	(154,082)	(340,853)	(246,840)	(48,059)	314,865	6,794,040
Select Large-Cap Value Portfolio	12,796,106	1,459,447	1,239,655	—	(3,129,046)	(657,092)	(584,101)	1,278,363	(1,852,221)	(392,774)	12,403,332
Seligman Global Tech Portfolio	15,762,403	3,999,959	2,171,085	—	(402,125)	(598,738)	(746,375)	(677,243)	(253,396)	3,746,563	19,508,966
US Government Mortgage Portfolio	817,028	1,403	201,707	—	(15,311)	—	(53,561)	16,852	149,687	151,090	968,118
Strategic Income Portfolio	1,758,934	61,839	129,703	—	(48,972)	(7,103)	(31,024)	133,873	176,477	238,316	1,997,250
Emerging Markets Portfolio	348,875	15,767	12,874	—	—	(8,058)	(2,284)	51,941	54,473	70,240	419,115
Select Mid Cap Value Portfolio	114,935	29,528	673,827	—	(11,141)	(3,001)	(31,921)	677,585	1,305,349	1,334,877	1,449,812
Small Cap Value Portfolio	82,965	62,799	891,730	—	(45,576)	(7,189)	(19,467)	372,732	1,192,230	1,255,029	1,337,994
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	48,711,506	11,170,402	9,730,427	—	(1,895,632)	(4,075,075)	(1,262,578)	552,566	3,049,708	14,220,110	62,931,616
Small Cap Index Portfolio	7,552,361	685,254	435,744	—	(497,842)	(328,751)	(151,513)	(488,272)	(1,030,634)	(345,380)	7,206,981
Alternative Asset Allocation Portfolio	1,030,313	38,816	3,882	—	(28,452)	(56,729)	(12,427)	(4,049)	(97,775)	(58,959)	971,354
Global Small Cap Portfolio	167,751	(2,323)	—	—	(5,547)	—	(73)	(159,808)	(165,428)	(167,751)	—
Small Mid Cap Value Portfolio	3,856,271	160,981	17,734	—	(195,875)	(338,803)	(84,532)	(242,557)	(844,033)	(683,052)	3,173,219
CROCI US Portfolio	176,159	13,618	—	—	—	(31,762)	(3,347)	(154,668)	(189,777)	(176,159)	—
High Income Portfolio	555,066	4,151	32,106	—	(85,980)	(7,712)	(6,841)	(490,790)	(559,217)	(555,066)	—
Eaton Vance Variable Trust
Floating Rate Income Portfolio	20,633,222	1,312,782	2,911,995	—	(1,344,856)	(912,678)	(1,240,131)	(781,701)	(1,367,371)	(54,589)	20,578,633
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	4,175,178	391,043	23,374	—	(197,631)	(222,403)	(147,848)	(104,108)	(648,616)	(257,573)	3,917,605
Income Fund	24,992,559	1,362,888	4,006,262	—	(1,462,618)	(1,548,280)	(1,375,322)	(461,637)	(841,595)	521,293	25,513,852
Global Bond Fund	21,567,883	(2,574,994)	419,254	—	(1,021,461)	(1,114,929)	(627,736)	826,220	(1,518,652)	(4,093,646)	17,474,237
Foreign Fund	35,725,950	(604,239)	1,557,090	—	(1,540,906)	(2,553,568)	(1,032,270)	(518,848)	(4,088,502)	(4,692,741)	31,033,209
Developing Markets Fund	2,388,608	150,576	9,798	—	(131,386)	(177,573)	(54,052)	(57,219)	(410,432)	(259,856)	2,128,752
Mutual Global Discovery Fund	4,540,560	157,175	21,084	—	(175,373)	(384,700)	(125,544)	20,104	(644,429)	(487,254)	4,053,306
Rising Dividends Fund	27,877,839	2,553,370	2,264,931	—	(1,005,897)	(1,849,682)	(715,712)	(208,772)	(1,515,132)	1,038,238	28,916,077
DynaTech 2 Fund	4,014,041	1,239,045	1,911,411	—	(98,879)	(108,108)	(176,100)	602,363	2,130,687	3,369,732	7,383,773
Global Real Estate Fund	—	(3,068)	9,874	—	—	—	(953)	43,116	52,037	48,969	48,969
VolSmart Allocation Fund	77,047	18,740	79,440	—	(2,924)	(70,850)	(246)	29,222	34,642	53,382	130,429
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	2,239,781	234,261	6,246	—	(128,819)	(73,368)	(67,898)	(74,978)	(338,817)	(104,556)	2,135,225
Balanced Portfolio	6,050,704	824,488	23,412	—	(538,573)	(155,055)	(222,647)	(80,112)	(972,975)	(148,487)	5,902,217
Global Equity Portfolio	985,409	52,559	362	—	—	(5,038)	(3,665)	(1,029,627)	(1,037,968)	(985,409)	—
Energy Portfolio	1,351,364	(77,781)	10,941	—	(154,233)	(34,561)	(26,390)	(95,713)	(299,956)	(377,737)	973,627
Natural Resources Portfolio	578,408	(5,387)	983	—	(40,263)	(24,125)	(21,105)	30,561	(53,949)	(59,336)	519,072
Growth Portfolio	2,787,512	583,138	26,721	—	(120,948)	(31,554)	(109,346)	(73,684)	(308,811)	274,327	3,061,839
High Income Portfolio	9,237,969	423,651	91,478	—	(558,582)	(388,485)	(342,652)	(182,893)	(1,381,134)	(957,483)	8,280,486
International Core Equity Portfolio	5,489,534	138,888	61,679	—	(352,107)	(251,913)	(133,327)	875,917	200,249	339,137	5,828,671
Global Growth Portfolio	617,489	173,740	742	—	(108,173)	—	(101,686)	1,011,233	802,116	975,856	1,593,345
Mid Cap Growth Portfolio	8,600,166	120,252	154,488	—	(574,325)	(880,430)	(240,458)	(575,496)	(2,116,221)	(1,995,969)	6,604,197
Science and Technology Portfolio	13,625,194	3,717,338	138,754	—	(825,806)	(473,710)	(377,927)	(1,350,205)	(2,888,894)	828,444	14,453,638
Small Cap Growth Portfolio	3,716,539	451,584	28,729	—	(160,468)	(340,735)	(104,331)	(147,834)	(724,639)	(273,055)	3,443,484
SMID Cap Core Portfolio	9,050,218	1,042,786	2,189	—	(412,475)	(743,404)	(282,365)	(772,467)	(2,208,522)	(1,165,736)	7,884,482

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Total Return Portfolio	88,059	8,147	1	—	—	—	(1,553)	(1,447)	(2,999)	5,148	93,207
International Portfolio	953,379	22,474	—	—	(8,864)	—	(1,511)	(965,478)	(975,853)	(953,379)	—
Opportunity Portfolio	7,269,145	896,409	40,770	—	(474,065)	(549,060)	(157,916)	(276,589)	(1,416,860)	(520,451)	6,748,694
Lazard Retirement Series, Inc.
International Equity Portfolio	1,130,591	48,798	23,772	—	(3,071)	(34,246)	(31,036)	1,868	(42,713)	6,085	1,136,676
Global Dynamic Multi Asset Portfolio	860,737	60,649	179	—	(34,685)	(257,732)	(12,404)	(26,248)	(330,890)	(270,241)	590,496
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	2,457,468	113,856	20,701	—	(127,444)	(247,543)	(79,079)	(131,285)	(564,650)	(450,794)	2,006,674
ClearBridge Variable Mid Cap Portfolio	15,486,987	1,277,204	1,424,250	—	(438,547)	(750,620)	(338,729)	(675,808)	(779,454)	497,750	15,984,737
ClearBridge Variable Dividend Strategy Portfolio	36,178,614	4,936,574	1,921,946	—	(8,672,300)	(594,091)	(1,821,243)	(358,431)	(9,524,119)	(4,587,545)	31,591,069
ClearBridge Variable Small Cap Growth Portfolio	8,735,629	208,345	1,307,503	—	(273,730)	(254,859)	(241,367)	(144,035)	393,512	601,857	9,337,486
ClearBridge Variable Growth Portfolio	811,020	87,020	1	—	(7,631)	—	(15,318)	(41,281)	(64,229)	22,791	833,811
Western Asset Variable Core Bond Plus Portfolio	65,452,511	(1,344,206)	4,895,355	—	(2,539,723)	(4,707,194)	(2,136,775)	2,699,783	(1,788,554)	(3,132,760)	62,319,751
ClearBridge Variable Large Cap Growth Portfolio	26,036,211	6,544,673	3,376,913	—	(972,704)	(2,148,948)	(931,659)	(1,852,495)	(2,528,893)	4,015,780	30,051,991
Pioneer Variable Contracts Trust
Fund Portfolio	1,749,674	460,502	397,217	—	(20,927)	(63,794)	(65,887)	972,625	1,219,234	1,679,736	3,429,410
Bond Portfolio	44,080,200	727,992	5,492,603	—	(1,642,355)	(3,597,249)	(1,755,103)	1,282,222	(219,882)	508,110	44,588,310
Strategic Income Portfolio	10,220,175	258,270	71,379	—	(303,104)	(365,726)	(321,458)	(103,707)	(1,022,616)	(764,346)	9,455,829
Equity Income Portfolio	10,733,485	1,022,618	548,532	—	(346,649)	(1,027,197)	(315,012)	(140,710)	(1,281,036)	(258,418)	10,475,067
High Yield Portfolio	555,385	36,294	141	—	(62,235)	—	(15,308)	9,319	(68,083)	(31,789)	523,596
Prudential Series Funds
Natural Resources Portfolio	655,298	17,057	1,844	—	(3,074)	(15,432)	(13,307)	(48,553)	(78,522)	(61,465)	593,833
Mid-Cap Growth Portfolio	137,198	16,532	527	—	(4,810)	—	(1,841)	(460)	(6,584)	9,948	147,146
PGIM Jennison Blend Portfolio	506,159	119,472	10,192	—	(11,578)	(2,456)	(5,519)	(14,256)	(23,617)	95,855	602,014
Royce Capital Fund
Micro-Cap Portfolio	205,872	24,281	501	—	(4,664)	—	(409)	(2,190)	(6,762)	17,519	223,391
Small Cap Portfolio	7,309,686	164,380	471,360	—	(431,790)	(417,724)	(207,695)	1,181,898	596,049	760,429	8,070,115
Alps Fund
Alerian Energy Infrastructure Portfolio	5,133,095	1,860,242	474,778	—	(168,668)	(318,414)	(137,117)	331,421	182,000	2,042,242	7,175,337
Global Opportunity Portfolio	1,700,555	274,504	49,250	—	(29,237)	(23,112)	(19,752)	(27,558)	(50,409)	224,095	1,924,650
American Funds IS
Asset Allocation Fund	90,066,273	13,042,230	6,339,401	—	(11,512,007)	(3,338,994)	(6,247,923)	1,178,606	(13,580,917)	(538,687)	89,527,586
Washington Mutual Investors Fund	52,776,768	9,068,434	6,647,487	—	(1,911,118)	(4,463,671)	(1,619,442)	826,605	(520,139)	8,548,295	61,325,063
Ultra-Short Bond Fund	18,769,795	537,424	573,249	—	(636,809)	(562,849)	(556,939)	(2,558,649)	(3,741,997)	(3,204,573)	15,565,222
Capital Income Builder Fund	20,561,730	1,767,674	2,180,006	—	(1,077,804)	(872,073)	(608,157)	753,217	375,189	2,142,863	22,704,593
Global Growth Fund	29,470,156	3,496,931	2,812,433	—	(1,423,629)	(1,936,886)	(805,907)	(439,109)	(1,793,098)	1,703,833	31,173,989
Capital World Growth and Income Fund	18,647,769	2,182,367	1,231,903	—	(1,277,418)	(805,755)	(654,630)	(492,740)	(1,998,640)	183,727	18,831,496
Global Small Capitalization Fund	6,635,005	64,107	406,671	—	(553,331)	(291,357)	(81,255)	(86,072)	(605,344)	(541,237)	6,093,768
Growth Fund	62,763,441	18,629,204	9,214,371	—	(3,398,862)	(3,445,591)	(1,578,503)	(885,695)	(94,280)	18,534,924	81,298,365
Growth-Income Fund	67,156,552	15,225,189	10,524,999	—	(2,604,780)	(2,517,357)	(1,645,894)	(2,406,268)	1,350,700	16,575,889	83,732,441
International Fund	9,723,149	179,443	526,755	—	(779,658)	(763,841)	(275,804)	302,904	(989,644)	(810,201)	8,912,948
International Growth and Income Fund	8,447,711	188,809	571,363	—	(225,272)	(555,312)	(199,143)	(441,090)	(849,454)	(660,645)	7,787,066
New World Fund	33,099,253	1,647,609	2,217,027	—	(1,406,293)	(1,965,146)	(891,421)	(351,404)	(2,397,237)	(749,628)	32,349,625
U.S. Government Securities Fund	15,430,082	(260,033)	967,968	—	(713,661)	(5,265,000)	(405,088)	(354,064)	(5,769,845)	(6,029,878)	9,400,204
Global Balanced Fund	76,659	4,550	402,733	—	(1,435)	—	(2,304)	119,044	518,038	522,588	599,247
The Bond Fd of America Fund	26,308	(35,823)	1,156,410	—	(7,525)	—	(30,454)	3,758,744	4,877,175	4,841,352	4,867,660
Invesco Oppenheimer

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
International Growth Fund	22,501,364	(640,224)	2,257,695	—	(973,692)	(1,369,569)	(612,937)	(267,468)	(965,971)	(1,606,195)	20,895,169
T. Rowe Price
Blue Chip Growth Portfolio	66,803,968	21,244,910	7,677,682	—	(4,249,934)	(3,998,650)	(2,601,675)	(4,144,041)	(7,316,618)	13,928,292	80,732,260
Health Sciences Portfolio	31,769,367	128,475	2,266,827	—	(1,064,230)	(1,929,021)	(931,918)	792,865	(865,477)	(737,002)	31,032,365
Equity Income Portfolio	55,279	(4,400)	777,455	—	—	—	(17,711)	140,564	900,308	895,908	951,187
Mid-Cap Growth Portfolio	45,586	16,342	841,785	—	(8,041)	(107,878)	(13,089)	761,763	1,474,540	1,490,882	1,536,468
John Hancock Variable Insurance Trust
Financial Industries Portfolio	2,736,183	725,191	232,861	—	(131,244)	(148,582)	(168,355)	(121,822)	(337,142)	388,049	3,124,232
Fundamental All Cap Core Portfolio	225,619	49,305	600	—	—	—	(3,645)	(36,833)	(39,878)	9,427	235,046
Select Bond Portfolio	334,421	(1,809)	111,579	—	(81,525)	—	(5,098)	4,232	29,188	27,379	361,800
Strategic Income Opportunities Portfolio	706,194	8,057	607,373	—	(74,979)	(18,424)	(6,089)	79,898	587,779	595,836	1,302,030
Federated Hermes
High Income Bond Portfolio	1,969,525	61,800	45,927	—	(131,704)	(472,730)	(46,547)	12,524	(592,530)	(530,730)	1,438,795
Kaufmann Portfolio	5,634,869	790,875	107,669	—	(278,713)	(255,141)	(126,163)	(714,323)	(1,266,671)	(475,796)	5,159,073
Managed Volatility Portfolio	409,461	36,547	67,477	—	(754)	(13,987)	(3,971)	(132,995)	(84,230)	(47,683)	361,778
Principal Variable Contracts
Blue Chip Fund	886,019	251,879	425,890	—	—	(30,937)	(29,493)	102,284	467,744	719,623	1,605,642
Equity Income Fund	426,884	62,201	49,936	—	(39,424)	—	(6,939)	(304)	3,269	65,470	492,354
Diversified Balance Fund	2,059,266	158,249	198,883	—	(57,518)	(103,332)	(15,224)	189,053	211,862	370,111	2,429,377
Diversified Growth Fund	269,644	76,160	225,090	—	(817)	(16,298)	(797)	565,533	772,711	848,871	1,118,515
Diversified Income Fund	87,458	4,798	7,272	—	—	—	(3,024)	67,036	71,284	76,082	163,540
Putnam Variable Trust
Core Equity Fund	—	951	45,405	—	—	—	—	—	45,405	46,356	46,356
Emerging Markets Equity Fund	—	—	—	—	—	—	—	—	—	—	—
Focused International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
George Putnam Balanced Fund	—	37	1,698	—	—	—	—	—	1,698	1,735	1,735
Global Asset Allocation Fund	—	—	—	—	—	—	—	—	—	—	—
Global Health Care Fund	—	(2,743)	4,500	—	—	—	—	25,449	29,949	27,206	27,206
High Yield Fund	—	—	—	—	—	—	—	—	—	—	—
International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
International Value Fund	—	(25,637)	571,039	—	(6,577)	—	(2,962)	19,633	581,133	555,496	555,496
Large Cap Growth Fund	—	7,521	66,359	—	—	—	—	93,433	159,792	167,313	167,313
Large Cap Value Fund	—	(58,495)	2,043,671	—	(19,885)	—	(10,242)	(3,432)	2,010,112	1,951,617	1,951,617
Research Fund	—	—	—	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	(5,943)	110,673	—	—	—	—	103,656	214,329	208,386	208,386
Small Cap Value Fund	—	(1,931)	54,607	—	—	—	—	—	54,607	52,676	52,676

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$9,601,795	$316,807	$300,322	$354	$(472,727)	$(455,118)	$(564,821)	$(354,772)	$(1,546,762)	$(1,229,955)	$8,371,840
High Income Portfolio	4,226,913	339,850	98,815	(122)	(308,522)	(159,176)	(123,503)	(128,256)	(620,764)	(280,914)	3,945,999
Equity-Income Portfolio	6,621,979	521,518	39,505	933	(402,017)	(73,744)	(162,586)	(360,293)	(958,202)	(436,684)	6,185,295
Growth Portfolio	7,258,377	2,294,646	36,440	—	(701,492)	(106,263)	(257,675)	168,322	(860,668)	1,433,978	8,692,355
Overseas Portfolio	4,973,491	900,549	39,844	1,409	(338,111)	(118,448)	(119,643)	219,555	(315,394)	585,155	5,558,646
Mid Cap Portfolio	15,717,066	1,976,211	826,150	269	(567,887)	(628,921)	(452,928)	(133,545)	(956,862)	1,019,349	16,736,415
Asset Manager Portfolio	859,857	82,504	771	—	(137,050)	(2,273)	(8,217)	(5,347)	(152,116)	(69,612)	790,245
Investment Grade Bond Portfolio	3,823,171	230,910	484,797	1,029	(692,970)	(270,830)	(186,451)	2,416,996	1,752,571	1,983,481	5,806,652
Index 500 Portfolio	19,650,780	4,489,107	84,617	1,250	(1,194,773)	(402,906)	(566,005)	(362,746)	(2,440,563)	2,048,544	21,699,324
Contrafund Portfolio	34,343,886	10,293,969	1,873,958	—	(1,741,985)	(1,415,795)	(1,160,194)	(1,005,272)	(3,449,288)	6,844,681	41,188,567
Asset Manager: Growth Portfolio	782,749	112,179	25,917	—	(28,953)	(2,222)	(11,902)	(688)	(17,848)	94,331	877,080
Balanced Portfolio	2,909,180	557,095	57,462	119	(229,949)	(76,715)	(113,303)	219,372	(143,014)	414,081	3,323,261
Growth & Income Portfolio	2,221,263	278,656	26,698	365	(201,866)	(24,195)	(40,799)	(580,198)	(819,995)	(541,339)	1,679,924
Growth Opportunities Portfolio	25,629,581	11,641,111	4,377,992	—	(1,357,420)	(800,220)	(893,317)	2,078,894	3,405,929	15,047,040	40,676,621
Value Strategies Portfolio	3,313,053	445,004	54,002	(428)	(215,010)	(236,153)	(129,996)	(620,870)	(1,148,455)	(703,451)	2,609,602
Strategic Income Portfolio	13,518,369	1,001,672	898,968	—	(676,538)	(442,167)	(933,179)	371,432	(781,484)	220,188	13,738,557
Emerging Markets Portfolio	4,847,182	360,358	117,110	—	(232,152)	(107,588)	(87,402)	183,787	(126,245)	234,113	5,081,295
Real Estate Portfolio	16,300,362	1,400,161	891,679	—	(651,654)	(1,235,325)	(611,497)	61,642	(1,545,155)	(144,994)	16,155,368
Funds Manager 50% Portfolio	6,685,802	738,957	292,360	—	(183,396)	(75,823)	(193,346)	(118,697)	(278,902)	460,055	7,145,857
Funds Manager 70% Portfolio	4,533,866	620,732	252,576	—	(189,230)	(240,602)	(84,261)	125,846	(135,671)	485,061	5,018,927
Funds Manager 85% Portfolio	1,698,499	256,235	19,588	—	(74,160)	(146,399)	(97,524)	57,267	(241,228)	15,007	1,713,506
Government Money Market Portfolio Service Class 2	10,859,494	1,274,276	115,953,953	—	(9,118,031)	(3,115,292)	(3,600,773)	(51,367,516)	48,752,341	50,026,617	60,886,111
International Capital Appreciation Portfolio	3,744,480	1,007,424	419,874	—	(67,781)	(117,287)	(138,530)	435,830	532,106	1,539,530	5,284,010
Energy Portfolio	—	13	—	—	—	—	—	3,346	3,346	3,359	3,359
Lincoln VIP American Century
Balanced Fund	4,370,046	645,473	314,229	119	(179,562)	(98,209)	(125,063)	225,147	136,661	782,134	5,152,180
Capital Appreciation Fund	1,554,367	300,915	11,993	150	(140,291)	(15,156)	(31,118)	185,467	11,045	311,960	1,866,327
International Fund	2,513,047	250,135	21,295	(442)	(220,743)	(5,204)	(78,949)	(43,642)	(327,685)	(77,550)	2,435,497
Value Fund	78,502,176	5,368,351	5,783,349	518	(3,642,708)	(5,616,834)	(1,943,606)	(2,081,517)	(7,500,798)	(2,132,447)	76,369,729
Disciplined Core Value Fund	5,581,814	356,499	201,430	—	(270,460)	(158,627)	(147,118)	(40,283)	(415,058)	(58,559)	5,523,255
Inflation Protection Fund	8,589,219	191,166	124,621	503	(650,727)	(148,032)	(508,588)	309,953	(872,270)	(681,104)	7,908,115
Large Company Value Fund	1,449,982	(4,292)	19,066	—	(17,889)	(9,142)	(47,435)	(680,297)	(735,697)	(739,989)	709,993
Mid Cap Value Fund	38,660,896	1,490,617	2,591,432	—	(1,775,856)	(2,390,772)	(1,052,483)	(1,990,951)	(4,618,630)	(3,128,013)	35,532,883
Ultra Fund	5,798,287	2,720,797	1,049,113	—	(746,230)	(146,172)	(321,548)	2,602,018	2,437,181	5,157,978	10,956,265
MFS Variable Insurance Trust
Research Series	345,456	64,953	476	—	(14,728)	(6,110)	(7,181)	(27,523)	(55,066)	9,887	355,343
Growth Series	1,263,463	409,584	5,481	119	(58,492)	(41,128)	(22,067)	(14,115)	(130,202)	279,382	1,542,845
Investors Trust Series	424,738	49,725	7,703	—	(38,007)	(20,500)	(8,687)	(139,380)	(198,871)	(149,146)	275,592
New Discovery Series	6,468,801	820,292	281,239	—	(525,300)	(206,172)	(219,511)	324,563	(345,181)	475,111	6,943,912
Corporate Bond Portfolio	4,641,603	340,664	802,570	—	(290,671)	(253,679)	(174,635)	(250,137)	(166,552)	174,112	4,815,715
Emerging Markets Equity Portfolio	4,333,857	393,679	415,772	—	(110,124)	(113,701)	(99,229)	(145,375)	(52,657)	341,022	4,674,879
Technology Portfolio	5,976,160	3,014,054	740,215	—	(332,208)	(270,720)	(137,323)	(59,144)	(59,180)	2,954,874	8,931,034
Global Tactical Allocation Portfolio	1,120,198	74,002	50,213	—	(72,988)	(70,344)	(41,570)	(128,071)	(262,760)	(188,758)	931,440
International Intrinsic Value Portfolio	12,895,443	2,050,512	200,673	—	(507,630)	(966,004)	(250,778)	999,620	(524,119)	1,526,393	14,421,836
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Utilities Series Portfolio	15,660,116	(562,432)	1,129,845	—	(346,758)	(369,189)	(581,752)	(2,283,626)	(2,451,480)	(3,013,912)	12,646,204
Blended Research Core Equity Portfolio	3,459,958	967,466	330,200	—	(117,377)	(131,181)	(51,353)	565,759	596,048	1,563,514	5,023,472
Global Real Estate Portfolio	873,404	79,834	67,408	—	(13,795)	(35,035)	(66,493)	20,916	(26,999)	52,835	926,239
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,588,535	138,869	6,005	—	(238,485)	(5,708)	(91,187)	(108,994)	(438,369)	(299,500)	1,289,035
Mid-Cap Stock Portfolio	1,406,074	182,494	9,006	(137)	(107,702)	(17,457)	(35,390)	48,416	(103,264)	79,230	1,485,304
Bond-Debenture Portfolio	26,358,622	1,258,080	545,169	—	(1,220,735)	(1,300,698)	(766,224)	(33,324)	(2,775,812)	(1,517,732)	24,840,890
Fundamental Equity Portfolio	2,027,903	244,989	124,995	—	(111,058)	(96,974)	(67,110)	(88,231)	(238,378)	6,611	2,034,514
Developing Growth Portfolio	3,934,395	252,538	29,291	—	(161,560)	(118,381)	(64,531)	(172,041)	(487,222)	(234,684)	3,699,711
Short Duration Income Portfolio	17,956,408	610,592	837,729	—	(829,723)	(1,487,737)	(559,076)	(813,186)	(2,851,993)	(2,241,401)	15,715,007
Alger Fund
LargeCap Growth Portfolio	3,604,009	1,145,735	32,848	1,156	(252,846)	(41,537)	(116,947)	353,580	(23,746)	1,121,989	4,725,998
MidCap Growth Portfolio	3,329,477	689,115	25,945	749	(372,711)	(90,683)	(100,829)	95,978	(441,551)	247,564	3,577,041
Capital Appreciation Portfolio	2,095,083	910,005	24,747	—	(126,725)	(30,180)	(85,630)	385,907	168,119	1,078,124	3,173,207
SmallCap Growth Portfolio	530,498	76,462	881	—	(14,634)	(19,235)	(9,759)	3,001	(39,746)	36,716	567,214
Capital Appreciation Portfolio Class S	31,891,779	11,882,038	748,304	—	(1,807,504)	(1,695,577)	(1,098,338)	(3,043,676)	(6,896,791)	4,985,247	36,877,026
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,501,167	235,002	57,828	—	(26,418)	(319,464)	(59,768)	58,306	(289,516)	(54,514)	2,446,653
SRI Balanced Portfolio	5,599,365	837,862	580,430	—	(247,069)	(33,953)	(207,638)	(298,114)	(206,344)	631,518	6,230,883
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	1,221,541	312,006	13,420	—	(51,330)	(85,596)	(44,193)	240,951	73,252	385,258	1,606,799
Invesco Variable Insurance Funds
Technology Fund	590,218	299,821	126,585	991	(215,563)	—	(31,477)	374,045	254,581	554,402	1,144,620
Diversified Dividend Fund	3,273,278	168,828	453,830	658	(91,187)	(24,533)	(33,311)	(1,180,689)	(875,232)	(706,404)	2,566,874
Health Care Fund	999,125	8,220	10,639	119	(101,203)	(21,987)	(44,543)	(60,236)	(217,211)	(208,991)	790,134
Global Real Estate Fund	84,692	4,255	2,370	—	(2,260)	(1,025)	(4,811)	(3,085)	(8,811)	(4,556)	80,136
International Equity Fund	179,775	14,810	298	—	(120,914)	(4,013)	(14,213)	161,125	22,283	37,093	216,868
Main Street Mid Cap Fund	201,986	20,819	468	—	(23,279)	(439)	(11,089)	(1,621)	(35,960)	(15,141)	186,845
Discovery Mid Cap Growth Fund	4,962,407	536,494	210,698	—	(245,779)	(85,611)	(121,227)	(84,491)	(326,410)	210,084	5,172,491
Global Fund	5,761,990	1,807,306	594,478	—	(105,918)	(684,792)	(208,201)	(24,288)	(428,721)	1,378,585	7,140,575
Main Street Fund	8,517,650	1,607,856	164,926	—	(381,749)	(457,679)	(189,970)	(913,204)	(1,777,676)	(169,820)	8,347,830
Main Street Small Cap Fund	7,063,355	1,224,976	686,959	—	(245,079)	(380,698)	(172,958)	2,133,105	2,021,329	3,246,305	10,309,660
Balanced-Risk Allocation Fund	431,417	20,938	7,742	—	(7,994)	1,990	(8,237)	(21,680)	(28,179)	(7,241)	424,176
Core Plus Bond Fund	4,339,505	177,319	102,490	—	(173,931)	(396,506)	(99,811)	207,884	(359,874)	(182,555)	4,156,950
Equity and Income Fund	5,273,689	392,625	571,876	150	(255,862)	(119,531)	(133,283)	(615,245)	(551,895)	(159,270)	5,114,419
Small Cap Equity Fund	2,212,976	374,082	589,781	—	(38,973)	(108,656)	(57,350)	484,826	869,628	1,243,710	3,456,686
Equally Weighted S&P 500 Fund	3,924,433	522,387	1,083,682	—	(297,973)	(42,239)	(122,203)	494,173	1,115,440	1,637,827	5,562,260
Growth and Income Fund	454,958	36,849	9,845	—	(84,867)	(227)	(16,232)	(871)	(92,352)	(55,503)	399,455
American Value Fund	112,569	12,081	78	—	(377)	(5,072)	(11,919)	—	(17,290)	(5,209)	107,360
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,367,281	57,430	17,685	347	(110,259)	(29,098)	(59,989)	36,498	(144,816)	(87,386)	1,279,895
Small Cap Core Portfolio	1,946,867	214,142	28,908	793	(88,148)	(39,790)	(53,717)	(61,653)	(213,607)	535	1,947,402

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Rydex Variable Trust
Nova Fund	560,713	192,038	108,851	—	(231,456)	—	(29,407)	212,032	60,020	252,058	812,771
NASDAQ-100 Fund	758,701	519,057	84,157	539	(245,666)	—	(48,122)	720,486	511,394	1,030,451	1,789,152
U.S. Government Money Market Fund	255,615	7,278	1	—	—	—	(39,525)	138,238	98,714	105,992	361,607
Inverse S&P 500 Strategy Fund	96,789	(7,093)	44	—	(11,879)	—	(294)	(60,447)	(72,576)	(79,669)	17,120
Inverse NASDAQ-100 Strategy Fund	44,147	(12,279)	108	—	(6,168)	—	(1,013)	(1,725)	(8,798)	(21,077)	23,070
Inverse Government Long Bond Strategy Fund	12,170	28	35	—	(2,092)	—	(120)	(4,636)	(6,813)	(6,785)	5,385
Government Long Bond 1.2x Strategy	89,929	(1,775)	2	—	—	—	(649)	974	327	(1,448)	88,481
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	3,230,976	117,745	39,273	—	(122,070)	(256,255)	(107,948)	116,243	(330,757)	(213,012)	3,017,964
S&P 500 Pure Growth Fund	5,147,948	226,743	865,044	—	(118,705)	(81,484)	(137,668)	(1,302,696)	(775,509)	(548,766)	4,599,182
S&P MidCap 400 Pure Growth Fund	1,217,030	145,974	17,262	—	(153,539)	(17,662)	(21,708)	(15,916)	(191,563)	(45,589)	1,171,441
Guggenheim Variable Insurance Funds
Long Short Equity Fund	704,791	85,788	21,346	—	(22,550)	(19,091)	(11,970)	206,011	173,746	259,534	964,325
Multi-Hedge Strategies Fund	1,394,523	39,374	6,195	—	(117,961)	(127,151)	(27,379)	(24,211)	(290,507)	(251,133)	1,143,390
Global Managed Futures Strategy Fund	1,302,644	10,322	51,205	—	(2,943)	(143,172)	(10,342)	(819,437)	(924,689)	(914,367)	388,277
New Age Alpha
Small Cap Value Fund	4,979,366	380,228	250,380	—	(311,014)	(216,630)	(138,046)	(105,055)	(520,365)	(140,137)	4,839,229
ProFunds VP
Profund Access VP High Yield Fund	30,492	2,091	2	—	—	—	(3,588)	1,672	(1,914)	177	30,669
Asia 30	53,404	800	201	—	—	—	(1,671)	(266)	(1,736)	(936)	52,468
Banks	24,342	3,019	307	—	—	—	(1,102)	58,835	58,040	61,059	85,401
Materials	36,813	3,444	225	—	(76)	—	(2,276)	(277)	(2,404)	1,040	37,853
Bear	7,558	(1,216)	—	—	(495)	—	(27)	(300)	(822)	(2,038)	5,520
Biotechnology	225,765	15,679	810	—	(303)	—	(9,911)	(9,851)	(19,255)	(3,576)	222,189
Bull	375,561	80,450	51,329	—	(56,369)	—	(45,642)	139,940	89,258	169,708	545,269
Consumer Staples	128,880	498	55,426	—	(26,006)	—	(4,044)	(87,365)	(61,989)	(61,491)	67,389
Consumer Discretionary	73,842	20,974	243	—	(95)	—	(5,690)	9,835	4,293	25,267	99,109
Dow 30	140,786	18,994	142	—	(7,323)	—	(18,191)	59,305	33,933	52,927	193,713
Emerging Markets	31,482	2,509	532	—	(1,008)	—	(5,436)	36,577	30,665	33,174	64,656
Europe 30	34,588	4,947	100	—	(43)	—	(3,213)	—	(3,156)	1,791	36,379
Falling U.S. Dollar	21,315	(1,354)	1	—	(1,526)	—	(185)	1,557	(153)	(1,507)	19,808
Financials	18,271	1,777	114	—	(53)	(91)	(2,303)	111	(2,222)	(445)	17,826
Health Care	294,366	(7,041)	188	—	(3,145)	(77)	(31,723)	2,070	(32,687)	(39,728)	254,638
Industrials	66,410	13,090	—	—	(9,648)	(245)	(4,733)	60,433	45,807	58,897	125,307
International	31,847	3,971	3	—	(1,657)	—	(1,769)	—	(3,423)	548	32,395
Internet	189,769	69,391	3,329	—	(296)	(53)	(5,523)	(54,035)	(56,578)	12,813	202,582
Japan	37,037	11,437	—	—	—	—	(1,033)	(7,197)	(8,230)	3,207	40,244
Large-Cap Growth	621,851	144,432	11,950	—	(50,990)	—	(28,835)	94,456	26,581	171,013	792,864
Large-Cap Value	531,311	83,204	10,367	—	(27,253)	(40)	(49,986)	(3,365)	(70,277)	12,927	544,238
Mid-Cap	103,630	9,043	4,920	—	(23,769)	—	(2,949)	(1)	(21,799)	(12,756)	90,874
Mid-Cap Growth	269,330	31,994	3,271	—	(12,466)	—	(7,396)	(17,358)	(33,949)	(1,955)	267,375
Mid-Cap Value	106,204	9,176	1,704	—	(397)	—	(8,015)	(16,226)	(22,934)	(13,758)	92,446
Government Money Market	3,107,312	43,507	10,492	—	(219,786)	(476)	(217,250)	(304,067)	(731,087)	(687,580)	2,419,732
Energy	229,703	(15,352)	44,909	—	(3,575)	—	(14,907)	35,554	61,981	46,629	276,332

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
NASDAQ-100	217,490	93,122	3,062	—	(41,380)	—	(17,249)	(5,675)	(61,242)	31,880	249,370
Pharmaceuticals	55,552	(3,932)	455	—	—	—	(524)	4,869	4,800	868	56,420
Precious Metals	280,844	(18,425)	56,666	—	(9,505)	—	(13,613)	(21,139)	12,409	(6,016)	274,828
Real Estate	57,791	3,587	19	—	(2,254)	(68)	(1,854)	1	(4,156)	(569)	57,222
Rising Rates Opportunity	17,427	(230)	4	—	(461)	—	(1,977)	—	(2,434)	(2,664)	14,763
Semiconductor	108,566	87,729	750	—	(16,915)	—	(6,918)	9,100	(13,983)	73,746	182,312
Short Dow 30	1,638	(153)	1	—	(119)	—	—	(1)	(119)	(272)	1,366
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	5,620	(703)	—	—	—	—	(28)	—	(28)	(731)	4,889
Short Mid-Cap	1,494	(172)	—	—	—	—	—	—	—	(172)	1,322
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	2,105	(273)	—	—	(54)	—	(27)	(1)	(82)	(355)	1,750
Small-Cap	141,401	15,444	276	—	(6,986)	—	(7,341)	651	(13,400)	2,044	143,445
Small-Cap Growth	135,053	14,771	3,717	—	(5,535)	—	(5,476)	1,157	(6,137)	8,634	143,687
Small-Cap Value	87,148	7,111	323	—	(96)	(78)	(7,051)	2,064	(4,838)	2,273	89,421
Technology	218,789	87,129	299	—	(36,731)	(892)	(20,031)	(35,246)	(92,601)	(5,472)	213,317
Communication Services	2,455	122	1	—	(1,762)	(35)	(415)	—	(2,211)	(2,089)	366
U.S. Government Plus	61,920	(836)	64	—	(310)	—	(1,194)	4,305	2,865	2,029	63,949
UltraBull	592,893	249,622	3,887	—	(523)	(338)	(9,008)	8,430	2,448	252,070	844,963
UltraMid-Cap	304,760	57,487	264	—	(642)	(133)	(12,303)	14,426	1,612	59,099	363,859
UltraNASDAQ-100	301,598	322,932	4,271	—	(1,620)	—	(23,945)	(7,539)	(28,833)	294,099	595,697
UltraShort Dow 30	346	(120)	—	—	—	—	—	—	—	(120)	226
UltraShort NASDAQ-100	306	(188)	—	—	(23)	—	—	—	(23)	(211)	95
UltraSmall-Cap	86,384	16,941	3,509	—	(228)	—	(3,221)	6,323	6,383	23,324	109,708
Utilities	197,910	(19,564)	5	—	(3,314)	(290)	(26,630)	(17,546)	(47,775)	(67,339)	130,571
VanEck Worldwide Insurance Trust
Global Resources Fund	7,704,996	(375,684)	377,679	733	(242,561)	(380,602)	(146,571)	(1,423,437)	(1,814,759)	(2,190,443)	5,514,553
Emerging Markets Fund	807,421	52,024	18,975	(848)	(62,909)	(7,478)	(13,704)	(60,591)	(126,555)	(74,531)	732,890
Emerging Markets Bond Fund	341,850	28,815	513	—	(437)	(6,750)	(4,520)	34,098	22,904	51,719	393,569
Janus Henderson Series
Global Technology and Innovation Portfolio	8,773,284	4,949,556	1,832,627	—	(524,324)	(484,165)	(318,478)	1,598,732	2,104,392	7,053,948	15,827,232
Overseas Portfolio	1,087,968	101,370	215,286	—	(167,908)	(59,770)	(6,689)	302,821	283,740	385,110	1,473,078
Research Portfolio	149,236	42,262	967	—	(921)	(57,821)	(4,174)	(27,824)	(89,773)	(47,511)	101,725
Enterprise Services Portfolio	31,661,580	5,180,508	2,624,874	—	(1,566,719)	(1,540,712)	(1,164,590)	2,089,485	442,338	5,622,846	37,284,426
Global Research Portfolio	1,469,892	322,518	233,907	—	(1,843)	(11,849)	(62,867)	(397,222)	(239,874)	82,644	1,552,536
Mid Cap Value Portfolio	4,266,745	399,390	255,715	—	(154,356)	(119,691)	(134,953)	32,393	(120,892)	278,498	4,545,243
Balanced Portfolio	76,782,262	9,812,472	5,172,115	—	(3,148,894)	(3,945,548)	(3,113,803)	(2,837,824)	(7,873,954)	1,938,518	78,720,780
Flexible Bond Portfolio	7,446,718	270,978	132,948	—	(221,707)	(260,931)	(208,024)	(42,670)	(600,384)	(329,406)	7,117,312
PIMCO Variable Insurance Trust
Total Return Portfolio	30,907,266	1,280,474	591,966	1,427	(1,403,888)	(2,203,698)	(1,154,370)	840,047	(3,328,516)	(2,048,042)	28,859,224
Low Duration Portfolio	30,036,870	971,740	1,720,216	—	(1,639,205)	(3,058,352)	(1,124,942)	1,173,562	(2,928,721)	(1,956,981)	28,079,889
High Yield Portfolio	8,632,214	1,002,209	1,754,728	197	(820,472)	(244,833)	(560,293)	1,619,753	1,749,080	2,751,289	11,383,503
Real Return Portfolio	23,530,989	450,175	991,537	—	(952,281)	(1,872,684)	(871,040)	(687,750)	(3,392,218)	(2,942,043)	20,588,946
All Asset Portfolio	2,965,503	176,108	35,408	—	(200,197)	(87,951)	(116,287)	10,727	(358,300)	(182,192)	2,783,311
Global Managed Asset Allocation Portfolio	890,660	101,955	53,773	—	(11,494)	(9,871)	(13,650)	2,243	21,001	122,956	1,013,616
Short-Term Portfolio	56,661,671	2,102,239	3,206,336	—	(5,415,107)	(2,814,969)	(3,951,221)	(4,689,890)	(13,664,851)	(11,562,612)	45,099,059
Emerging Markets Bond Portfolio	1,655,280	140,426	17,366	—	(74,056)	(75,266)	(50,573)	(68,279)	(250,808)	(110,382)	1,544,898

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Global Bond Opportunities Portfolio	106,448	2,538	—	—	(11)	—	(35)	(31,966)	(32,012)	(29,474)	76,974
Commodity Real Return Strategy Portfolio	7,817,404	(697,745)	294,437	—	(280,836)	(313,066)	(231,414)	(143,360)	(674,239)	(1,371,984)	6,445,420
International Bond (USD-Hedged) Portfolio	2,505,641	187,384	59,977	—	(43,135)	(144,105)	(44,522)	174,773	2,988	190,372	2,696,013
Dynamic Bond Adv Portfolio	2,094,573	104,177	475,733	—	(74,154)	(184,069)	(45,741)	(364,835)	(193,066)	(88,889)	2,005,684
Income Advisor Portfolio	31,220,196	2,046,089	1,439,033	—	(1,459,434)	(935,570)	(1,695,926)	1,016,913	(1,634,984)	411,105	31,631,301
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,269,059	225,723	8,469	477	(68,415)	(6,319)	(71,572)	45,059	(92,301)	133,422	1,402,481
Large Cap Value Fund	554,027	16,254	10,605	—	(10,467)	(2,120)	(79,594)	(332,914)	(414,490)	(398,236)	155,791
Mid Cap Value Fund	3,110,709	273,211	33,927	1,704	(162,938)	(96,742)	(80,575)	(251,952)	(556,576)	(283,365)	2,827,344
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	536,207	83,851	13,986	—	(202,209)	(8,710)	(19,616)	92,476	(124,073)	(40,222)	495,985
AMT Mid Cap Intrinsic Value Portfolio	305,694	6,847	9,783	—	(4,894)	—	(10,048)	(188,730)	(193,889)	(187,042)	118,652
BNY Mellon Variable Investment Fund
Appreciation Portfolio	307,878	41,671	568	—	(142,878)	(25,030)	(21,024)	87,009	(101,355)	(59,684)	248,194
Sustainable U.S. Equity Portfolio	14,050	2,937	457	—	—	—	(1,340)	(1)	(884)	2,053	16,103
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	21,233	1,677	33	—	(330)	(3,144)	(1,278)	34	(4,685)	(3,008)	18,225
Emerging Markets Equity Portfolio	115,114	9,975	1,483	—	(3,507)	(1,167)	(5,866)	(2,678)	(11,735)	(1,760)	113,354
Discovery Portfolio	36,101	13,369	553	—	(8,015)	—	(2,897)	(993)	(11,352)	2,017	38,118
U.S. Real Estate Portfolio	48,527	4,344	83	—	(5,470)	(146)	(3,852)	(3,306)	(12,691)	(8,347)	40,180
Northern Lights Variable Trust
Power Dividend Index Fund	710,822	(19,281)	—	—	(53,755)	—	(3,458)	47,965	(9,248)	(28,529)	682,293
AB Variable Products Series
Dynamic Asset Allocation Portfolio	2,424,823	282,999	52,895	—	(76,316)	(29,759)	(114,821)	(483)	(168,484)	114,515	2,539,338
Small Cap Growth Portfolio	18,765	627	1	—	—	—	(66)	2,071	2,006	2,633	21,398
Discovery Value Portfolio	6,142,464	941,846	860,642	—	(226,965)	(274,191)	(180,580)	(354,103)	(175,197)	766,649	6,909,113
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,890,440	530,811	255,004	—	(214,672)	(425,609)	(73,030)	(210,656)	(668,963)	(138,152)	3,752,288
Capital Appreciation Fund	400,206	176,495	751	—	(13,960)	(85,993)	(8,666)	(6,795)	(114,663)	61,832	462,038
Equity Dividend Fund	27,039,392	2,323,445	1,531,755	—	(853,649)	(479,569)	(792,008)	(6,998,985)	(7,592,456)	(5,269,011)	21,770,381
Global Allocation Fund	12,171,555	1,248,670	320,318	—	(900,329)	(691,152)	(382,079)	97,956	(1,555,286)	(306,616)	11,864,939
Advantage Large Cap Core Fund	405,050	90,175	52,252	—	(100)	—	(9,730)	(119,664)	(77,242)	12,933	417,983
Large Cap Focus Growth Fund	8,526,239	4,222,957	965,253	—	(565,054)	(565,389)	(380,889)	1,087,722	541,643	4,764,600	13,290,839
60/40 Target Allocation ETF Fund	7,596,065	896,423	482,133	—	(96,819)	(1,177,322)	(105,032)	(268,759)	(1,165,799)	(269,376)	7,326,689
Total Return Fund	1,457,503	62,786	12,516	—	—	—	(32,061)	134,736	115,191	177,977	1,635,480
S&P 500 Fund	1,535,810	363,810	1,852	—	—	(25,561)	(42,063)	(25,227)	(90,999)	272,811	1,808,621
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	7,037,375	2,263,615	1,292,805	—	(830,268)	(494,259)	(264,636)	1,964,565	1,668,207	3,931,822	10,969,197
Dividend Opportunity Portfolio	9,903,002	197,793	679,836	—	(389,294)	(412,643)	(386,252)	(1,233,744)	(1,742,097)	(1,544,304)	8,358,698
Emerging Markets Bond Portfolio	4,219,308	317,128	56,912	—	(295,425)	(258,000)	(130,628)	(21,078)	(648,219)	(331,091)	3,888,217
High Yield Portfolio	4,435,748	544,521	416,575	—	(304,316)	(196,430)	(186,018)	1,769,095	1,498,906	2,043,427	6,479,175
Select Large-Cap Value Portfolio	6,954,925	411,991	1,028,384	—	(374,850)	(169,183)	(562,028)	5,506,867	5,429,190	5,841,181	12,796,106
Seligman Global Tech Portfolio	9,038,981	4,274,925	1,680,613	—	(328,914)	(360,973)	(299,614)	1,757,385	2,448,497	6,723,422	15,762,403
US Government Mortgage Portfolio	941,623	31,469	33,680	—	(92,856)	(2,901)	(31,756)	(62,231)	(156,064)	(124,595)	817,028
Strategic Income Portfolio	1,313,268	117,653	78,992	—	(26,307)	(12,593)	(23,547)	311,468	328,013	445,666	1,758,934
Emerging Markets Portfolio	247,339	22,052	33,376	—	—	—	(957)	47,065	79,484	101,536	348,875
Select Mid Cap Value Portfolio	—	11,076	41,330	—	—	—	—	62,529	103,859	114,935	114,935

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Small Cap Value Portfolio	—	7,831	67,732	—	—	—	—	7,402	75,134	82,965	82,965
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	39,215,391	9,376,413	3,183,179	—	(2,080,857)	(2,254,688)	(1,261,006)	2,533,074	119,702	9,496,115	48,711,506
Small Cap Index Portfolio	7,115,261	1,026,039	728,184	—	(272,428)	(624,354)	(195,482)	(224,859)	(588,939)	437,100	7,552,361
Alternative Asset Allocation Portfolio	1,138,480	44,743	25,516	—	(48,813)	(73,560)	(13,175)	(42,878)	(152,910)	(108,167)	1,030,313
Global Small Cap Portfolio	198,267	36,787	6,328	—	(38,057)	(1,505)	(9,643)	(24,426)	(67,303)	(30,516)	167,751
Small Mid Cap Value Portfolio	3,889,214	470,739	60,237	—	(274,662)	(195,223)	(93,105)	(929)	(503,682)	(32,943)	3,856,271
CROCI US Portfolio	151,484	28,214	300	—	—	—	(3,340)	(499)	(3,539)	24,675	176,159
High Income Portfolio	333,640	48,090	72,449	—	(20,136)	(4,510)	(36,034)	161,567	173,336	221,426	555,066
Eaton Vance Variable Trust
Floating Rate Income Portfolio	19,096,634	1,836,189	1,883,350	—	(945,792)	(733,048)	(1,068,773)	564,662	(299,601)	1,536,588	20,633,222
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	4,526,155	481,173	35,730	—	(263,403)	(367,090)	(181,832)	(55,555)	(832,150)	(350,977)	4,175,178
Income Fund	25,070,503	1,717,102	2,348,854	—	(1,127,109)	(1,663,836)	(1,593,872)	240,917	(1,795,046)	(77,944)	24,992,559
Global Bond Fund	24,704,524	246,260	1,247,625	—	(1,289,873)	(2,526,245)	(731,145)	(83,263)	(3,382,901)	(3,136,641)	21,567,883
Foreign Fund	34,488,163	6,162,444	2,728,153	—	(1,824,748)	(2,742,875)	(1,005,588)	(2,079,599)	(4,924,657)	1,237,787	35,725,950
Developing Markets Fund	2,422,020	259,577	45,123	—	(130,115)	(91,666)	(52,972)	(63,359)	(292,989)	(33,412)	2,388,608
Mutual Global Discovery Fund	4,657,252	787,534	62,319	—	(117,730)	(550,952)	(97,716)	(200,147)	(904,226)	(116,692)	4,540,560
Rising Dividends Fund	25,895,128	2,657,108	1,981,696	—	(1,206,591)	(1,327,103)	(977,209)	854,810	(674,397)	1,982,711	27,877,839
DynaTech 2 Fund	1,980,410	944,022	917,409	—	(99,786)	(91,021)	(84,559)	447,566	1,089,609	2,033,631	4,014,041
Global Real Estate Fund	—	—	—	—	—	—	—	—	—	—	—
VolSmart Allocation Fund	—	2,112	24	—	—	—	—	74,911	74,935	77,047	77,047
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	2,530,912	272,990	57,730	—	(146,702)	(250,496)	(128,996)	(95,657)	(564,121)	(291,131)	2,239,781
Balanced Portfolio	5,904,604	799,238	18,687	—	(219,704)	(210,989)	(240,140)	(992)	(653,138)	146,100	6,050,704
Global Equity Portfolio	902,366	112,341	51,995	—	(9,746)	(26,559)	(22,844)	(22,144)	(29,298)	83,043	985,409
Energy Portfolio	1,692,405	37,879	12,726	—	(37,137)	(21,264)	(202,591)	(130,654)	(378,920)	(341,041)	1,351,364
Natural Resources Portfolio	643,386	7,476	8,485	—	(2,931)	(79,101)	(14,121)	15,214	(72,454)	(64,978)	578,408
Growth Portfolio	2,839,211	882,103	51,156	—	(234,898)	(273,663)	(99,410)	(376,987)	(933,802)	(51,699)	2,787,512
High Income Portfolio	9,191,008	896,595	154,127	—	(463,586)	(641,925)	(327,885)	429,635	(849,634)	46,961	9,237,969
International Core Equity Portfolio	5,979,593	770,560	26,450	—	(340,587)	(497,486)	(102,922)	(346,074)	(1,260,619)	(490,059)	5,489,534
Global Growth Portfolio	675,775	106,374	136	—	(8,638)	(107,640)	(15,807)	(32,711)	(164,660)	(58,286)	617,489
Mid Cap Growth Portfolio	8,838,626	1,469,938	102,702	—	(618,862)	(295,212)	(354,350)	(542,676)	(1,708,398)	(238,460)	8,600,166
Science and Technology Portfolio	11,649,955	3,999,268	153,883	—	(405,080)	(765,999)	(357,424)	(649,409)	(2,024,029)	1,975,239	13,625,194
Small Cap Growth Portfolio	3,832,297	429,370	23,999	—	(242,427)	(313,625)	(102,332)	89,257	(545,128)	(115,758)	3,716,539
SMID Cap Core Portfolio	9,460,115	1,208,174	100,528	—	(566,687)	(599,825)	(222,256)	(329,831)	(1,618,071)	(409,897)	9,050,218
Total Return Portfolio	121,815	10,256	—	—	(756)	(38,183)	(2,657)	(2,416)	(44,012)	(33,756)	88,059
International Portfolio	993,062	121,678	—	—	(6,650)	—	(4,459)	(150,252)	(161,361)	(39,683)	953,379
Opportunity Portfolio	8,087,611	1,027,168	90,921	—	(442,941)	(749,878)	(189,936)	(553,800)	(1,845,634)	(818,466)	7,269,145
Lazard Retirement Series, Inc.
International Equity Portfolio	978,957	140,599	7,882	—	(27,401)	(9,480)	(23,151)	63,185	11,035	151,634	1,130,591

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Global Dynamic Multi Asset Portfolio	1,045,022	79,544	4,114	—	(67,935)	(155,152)	(14,278)	(30,578)	(263,829)	(184,285)	860,737
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,825,701	185,683	622,330	—	(39,673)	(304,176)	(90,888)	258,491	446,084	631,767	2,457,468
ClearBridge Variable Mid Cap Portfolio	13,354,399	1,534,129	1,146,842	—	(320,388)	(515,323)	(348,616)	635,944	598,459	2,132,588	15,486,987
ClearBridge Variable Dividend Strategy Portfolio	37,656,434	4,248,218	1,376,502	—	(1,932,544)	(1,233,095)	(1,937,117)	(1,999,784)	(5,726,038)	(1,477,820)	36,178,614
ClearBridge Variable Small Cap Growth Portfolio	6,078,639	461,346	1,104,864	—	(282,098)	(133,672)	(193,929)	1,700,479	2,195,644	2,656,990	8,735,629
ClearBridge Variable Growth Portfolio	694,061	151,950	18,767	—	—	(37,821)	(18,185)	2,248	(34,991)	116,959	811,020
Western Asset Variable Core Bond Plus Portfolio	69,205,540	3,151,642	5,717,173	—	(4,077,980)	(6,680,324)	(2,053,011)	189,471	(6,904,671)	(3,753,029)	65,452,511
ClearBridge Variable Large Cap Growth Portfolio	20,483,212	8,157,865	2,504,858	—	(1,088,588)	(1,901,604)	(705,582)	(1,413,950)	(2,604,866)	5,552,999	26,036,211
Pioneer Variable Contracts Trust
Fund Portfolio	1,369,738	358,125	233,331	—	(211,016)	(99,396)	(32,939)	131,831	21,811	379,936	1,749,674
Bond Portfolio	45,533,637	2,230,783	3,445,051	—	(2,536,184)	(3,977,140)	(1,385,888)	769,941	(3,684,220)	(1,453,437)	44,080,200
Strategic Income Portfolio	11,915,805	698,215	286,961	—	(420,421)	(660,556)	(339,441)	(1,260,388)	(2,393,845)	(1,695,630)	10,220,175
Equity Income Portfolio	11,893,373	632,573	519,518	—	(749,133)	(348,873)	(395,955)	(818,018)	(1,792,461)	(1,159,888)	10,733,485
High Yield Portfolio	637,612	51,964	4,719	—	(28,120)	(88,680)	(13,893)	(8,217)	(134,191)	(82,227)	555,385
Prudential Series Funds
Natural Resources Portfolio	981,876	2,864	1,613	—	(28,455)	—	(8,309)	(294,291)	(329,442)	(326,578)	655,298
Mid-Cap Growth Portfolio	122,800	25,293	183	—	(2,207)	(6,269)	(2,858)	256	(10,895)	14,398	137,198
PGIM Jennison Focused Blend Portfolio	400,670	(159,021)	47	—	158	—	(7,372)	(234,482)	(241,649)	(400,670)	—
PGIM Jennison Blend Portfolio	—	13,960	256,845	—	(158)	—	—	235,512	492,199	506,159	506,159
Royce Capital Fund
Micro-Cap Portfolio	305,792	33,140	16,443	—	(32,366)	(66,920)	(129)	(50,088)	(133,060)	(99,920)	205,872
Small Cap Portfolio	6,989,474	1,480,359	111,329	—	(265,220)	(511,132)	(194,364)	(300,760)	(1,160,147)	320,212	7,309,686
Alps Fund
Alerian Energy Infrastructure Portfolio	5,380,535	618,415	434,224	—	(205,145)	(47,632)	(229,245)	(818,057)	(865,855)	(247,440)	5,133,095
Global Opportunity Portfolio	1,509,929	383,631	36,074	—	(108,309)	(91,906)	(24,052)	(4,812)	(193,005)	190,626	1,700,555
American Funds IS
Asset Allocation Fund	96,708,599	10,411,365	3,735,428	—	(2,220,354)	(4,097,050)	(2,530,889)	(11,940,826)	(17,053,691)	(6,642,326)	90,066,273
Washington Mutual Investors Fund	47,176,162	6,977,046	3,612,268	—	(1,161,069)	(1,891,775)	(1,447,964)	(487,900)	(1,376,440)	5,600,606	52,776,768
Ultra-Short Bond Fund	28,199,374	697,804	1,070,656	—	(2,339,374)	(500,294)	(992,038)	(7,366,333)	(10,127,383)	(9,429,579)	18,769,795
Capital Income Builder Fund	18,486,524	1,406,196	792,254	—	(468,943)	(431,825)	(400,071)	1,177,595	669,010	2,075,206	20,561,730
Global Growth Fund	22,791,648	4,800,669	1,450,301	—	(977,985)	(633,268)	(779,739)	2,818,530	1,877,839	6,678,508	29,470,156
Capital World Growth and Income Fund	17,143,652	3,097,225	678,949	—	(527,390)	(689,787)	(586,981)	(467,899)	(1,593,108)	1,504,117	18,647,769
Global Small Capitalization Fund	5,710,606	816,414	229,661	—	(265,433)	(107,125)	(95,749)	346,631	107,985	924,399	6,635,005
Growth Fund	49,719,774	17,321,761	3,779,278	—	(1,725,713)	(3,697,488)	(1,523,977)	(1,110,194)	(4,278,094)	13,043,667	62,763,441
Growth-Income Fund	56,244,801	13,198,405	5,547,923	—	(2,013,990)	(2,314,827)	(1,488,497)	(2,017,263)	(2,286,654)	10,911,751	67,156,552
International Fund	9,553,337	1,231,360	1,218,646	—	(163,869)	(358,776)	(242,589)	(1,514,960)	(1,061,548)	169,812	9,723,149
International Growth and Income Fund	7,820,063	1,081,663	797,905	—	(184,627)	(399,324)	(283,387)	(384,582)	(454,015)	627,648	8,447,711
New World Fund	32,320,958	4,311,494	2,149,464	—	(1,490,602)	(2,328,578)	(807,336)	(1,056,147)	(3,533,199)	778,295	33,099,253
U.S. Government Securities Fund	22,468,698	277,424	1,202,914	—	(777,092)	(1,256,019)	(685,824)	(5,800,019)	(7,316,040)	(7,038,616)	15,430,082
Global Balanced Fund	—	3,194	17,775	—	—	—	—	55,690	73,465	76,659	76,659
The Bond Fd of America Fund	—	940	213	—	—	—	—	25,155	25,368	26,308	26,308
Invesco Oppenheimer
International Growth Fund	19,669,076	3,648,801	2,630,467	—	(771,200)	(1,661,743)	(503,257)	(510,780)	(816,513)	2,832,288	22,501,364
T. Rowe Price
Blue Chip Growth Portfolio	47,156,557	21,907,764	4,864,845	—	(2,132,737)	(1,720,383)	(1,771,131)	(1,500,947)	(2,260,353)	19,647,411	66,803,968
Health Sciences Portfolio	29,195,820	413,116	2,695,547	—	(1,077,497)	(724,872)	(719,881)	1,987,134	2,160,431	2,573,547	31,769,367
Equity Income Portfolio	—	1,189	31,884	—	—	—	—	22,206	54,090	55,279	55,279

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Mid-Cap Growth Portfolio	—	2,609	42,976	—	—	—	—	1	42,977	45,586	45,586
John Hancock Variable Insurance Trust
Financial Industries Portfolio	2,695,933	75,952	201,690	—	(14,387)	(6,442)	(71,222)	(145,341)	(35,702)	40,250	2,736,183
Fundamental All Cap Core Portfolio	178,944	58,196	600	—	—	—	(1,138)	(10,983)	(11,521)	46,675	225,619
Select Bond Portfolio	297,416	13,468	27,307	—	(114)	—	(7,310)	3,654	23,537	37,005	334,421
Strategic Income Opportunities Portfolio	629,756	37,726	50,460	—	(31,118)	—	(10,871)	30,241	38,712	76,438	706,194
Federated Hermes
High Income Bond Portfolio	1,533,867	174,553	51,336	—	(62)	—	(39,363)	249,194	261,105	435,658	1,969,525
Kaufmann Portfolio	5,022,734	849,735	405,469	—	(231,282)	(2,204,926)	(127,322)	1,920,461	(237,600)	612,135	5,634,869
Managed Volatility Portfolio	375,564	26,362	3,900	—	—	—	(3,561)	7,196	7,535	33,897	409,461
Principal Variable Contracts
Blue Chip Fund	374,973	175,851	59,677	—	—	—	(6,534)	282,052	335,195	511,046	886,019
Equity Income Fund	296,215	37,082	99,615	—	(42,424)	—	(4,162)	40,558	93,587	130,669	426,884
Diversified Balance Fund	553,425	85,641	1,330,459	—	—	—	(29,311)	119,052	1,420,200	1,505,841	2,059,266
Diversified Growth Fund	198,654	33,581	25,852	—	—	—	(1,291)	12,848	37,409	70,990	269,644
Diversified Income Fund	54,133	6,644	—	—	—	—	—	26,681	26,681	33,325	87,458

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account C (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund twelve variable annuity insurance products, each with different characteristics and product features which result in varying charges. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products (“VIPF”), Lincoln Variable Insurance Portfolio American Century Funds ("LVIP ACVP"), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Calvert Variable Series, Inc. (“CAM”), Calvert Variable Trust, Inc. ("CVT"), Invesco Variable Insurance Funds (“INV”), Lincoln Financial Variable Insurance Portfolios (“LFVIP”), Rydex Variable Trust (“RYDEX”), the Rydex Variable Insurance Funds ("RYDEX VIF"), the Guggenheim Variable Insurance Funds ("GVIF"), , ProFunds VP (“PF”), Van Eck Worldwide Insurance Trust (“Van Eck”), Janus Henderson Series (“JANUS”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), the BNY Mellon Variable Investment Fund (“BNY”), the Morgan Stanley Variable Institutional Funds (“MSVIF”), the Northern Lights Variable Trust (“NLVT”), the AB Variable Products Series (“ABVPS”), the BlackRock Variable Series Fund, Inc. (“BRVS”), the Columbia Variable Portfolio (“CVP”), the DWS Variable Insurance Portfolios (“DEUT VIP”), the Eaton Vance Variable Trust (“EVVT”), the Franklin Templeton Variable Insurance Products Trust (“FTVIP”), the Macquarie Variable Insurance Portfolios ("MVIP"), the Lazard Retirement Series, Inc. (“LRS”), the Legg Mason Partners Variable Equity Trust (“LMVET”), the Pioneer Variable Contracts Trust (“PIONEER VCT”), the Prudential Series Funds (“PRUDENTIAL”), the Royce Capital Fund (“ROYCE”), the Alps Fund (“ALPS”), the American Funds IS (“AFIS”), the Invesco Oppenheimer (“INV OPP”), the T. Rowe Price (“T. ROWE”), the John Hancock Variable Insurance Trust (“JHVIT”), the Federated Hermes (“FED H”), and the Principal Variable Contracts ("PRIN"), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years. During 2024, the Separate Account began offering a new portfolio of funds, provided by the Putnam Variable Trust ("PVT"), and the New Age Alpha ("NAA").
Effective April 28, 2020, all the FED funds were renamed the FED H.
Effective April 29, 2020, the JANUS Global Technology Portfolio was renamed the JANUS Global Technology and Innovation Portfolio.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective April 30, 2020, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity
Effective April 30, 2020, the BNY Mellon International Value Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BNY Mellon Variable Investment Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 28, 2020 were transferred to the PF Money Market Portfolio.
Effective May 1, 2020, the VIPF International Capital Appreciation Portfolio and the CVP Strategic Income Portfolio were introduced. In addition, the JANUS Overseas Portfolio was reopened to new investors.
Effective May 1, 2020, the Van Eck Unconstrained Emerging Markets Bond Fund was renamed the Van Eck Emerging Markets Bond Fund and the NLVT Power Dividend Index Fund was closed to new investors.
Effective August 21, 2020, one RYDEX fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund	1:5
Effective September 24, 2020, the Delaware Variable Insurance Portfolios ("DEL") Covered Call Strategy Portfolio was closed to new investors and on December 11, 2020 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Delaware Variable Insurance Portfolio Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at December 11, 2020 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective September 25, 2020, the ACVP Income and Growth Fund was renamed the ACVP Disciplined Core Value Fund.
Effective December 11, 2020, four PF funds had a reverse share splits as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraBull Portfolio	1:4
PF UltraShort NASDAQ-100 Portfolio	1:4
PF Short Small-Cap Portfolio	1:4
PF UltraShort Dow 30 Portfolio	1:5

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective December 11, 2020, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Ultra NASDAQ-100 Portfolio	2:1
Effective February 12, 2021 the NLVT Power Income Fund was closed and on March 18, 2021, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Northern Lights Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 18, 2021 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 26, 2021, the PF Access VP High Yield Fund was renamed the PF Profund Access VP High Yield Fund.
Effective April 30, 2021, the Invesco Oppenheimer Fund (“INV OPP”) was renamed the Invesco Variable Insurance Fund (“INV”). In addition, the INV OPP Total Return Bond Fund was renamed the INV Core Bond Fund, the INV Mid Cap Core Equity Fund was renamed the INV Main Street Mid Cap Fund, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity Portfolio, and the Van Eck Global Hard Assets Fund was renamed the Van Eck Global Resources Fund.
Effective April 30, 2021, the INV Managed Volatility Fund merged with the INV Equity and Income Fund and the INV Value Opportunities Fund merged with the INV American Value Fund.
Effective May 1, 2021, the PIONEER VCT Fund Portfolio was reopened to new investors. In addition, the AFIS Blue Chip Income and Growth Fund was renamed the AFIS Washington Mutual Investors Fund, the AFIS Global Growth and Income Fund was renamed the AFIS Capital World Growth and Income Fund, and the AFIS US Government/AAA-Rated Securities Fund was renamed the AFIS US Government Securities Fund.
Effective May 1, 2021, eight new funds were introduced including the CVP Emerging Markets Portfolio, the DEUT VIP High Income Portfolio, the VIPF Investment Grade Bond Portfolio, the INV Balanced-Risk Allocation Fund, INV Core Plus Bond Fund, INV Diversified Dividend Fund, INV Equity and Income Fund, and the INV Small Cap Equity Fund.
Effective May 1, 2021, the Separate Account began offering a new portfolio of funds, provided by Principal VC (“PRIN”). This portfolio consists of five funds, the PRIN Blue Chip Fund, the PRIN Equity Income Fund, the PRIN Diversified Balanced Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund.
Effective May 1, 2021, thirteen funds were closed to new investors. These included the DEUT VIP Small Mid Cap Value Portfolio, the VIPF High Income Portfolio, the FTVIP Mutual Global Discovery

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Fund, the FTVIP Mutual Shares Fund, the IVY VIP Energy Portfolio, the IVY VIP Global Bond Portfolio, the IVY VIP Growth Portfolio, the IVY VIP High Income Portfolio, the IVY VIP International Core Equity Portfolio, the IVY VIP Mid Cap Growth Portfolio, the IVY VIP Natural Resources Portfolio, the IVY VIP Science and Technology Portfolio, and the IVY VIP Small Cap Growth Portfolio.
Effective May 1, 2021, the PRUDENTIAL Jenn 20/20 Focus Portfolio was renamed the PRUDENTIAL PGIM Jennison Focused Blend Portfolio and the PRUDENTIAL US Emerging Growth Portfolio was renamed the PRUDENTIAL Mid-Cap Growth Portfolio.
Effective May 5, 2021, the LAC Developing Growth Portfolio was closed to new investors.
Effective July 1, 2021, the Ivy Funds Variable Insurance Portfolio (“IVY VIP”) was renamed the DEL IVY VIP.
Effective August 2, 2021, two new funds were introduced including the FTVIP DynaTech 2 Fund and the INV Equally Weighted S&P 500 Fund.
Effective August 2, 2021 the DEL IVY VIP Small Cap Core Portfolio was closed to new investors.
Effective August 7, 2021 the QS Legg Mason Partners Variable Income Trust (“LMVIT”) Dynamic Multi-Strategy Portfolio was renamed the FTVIP Multi-Asset Dynamic Multi-Strategy Portfolio.
Effective September 30, 2021 the DEL IVY VIP Global Bond Portfolio was closed.
Effective November 15, 2021 the DEL IVY VIP Small Cap Core Portfolio was renamed the DEL IVY VIP SMID Cap Core Portfolio.
Effective April 27, 2022, the DEL IVY VIP Global Bond Portfolio was liquidated. The plan of liquidation and dissolution was been approved by the Board of Trustees of Ivy Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 27, 2022 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective April 29, 2022, the INV Core Bond Fund merged with the INV Core Plus Bond Fund and the INV International Growth Fund was renamed the INV International Equity Fund.
Effective August 1, 2022 the DEL IVY VIP Global Equity Income Portfolio was renamed the DEL IVY VIP Global Value Equity Portfolio.

Effective August 19, 2022, the FTVIP Multi-Asset Dynamic Multi-Strategy VIT Fund was liquidated.

Effective November 1, 2022, the VIPF Government Money Market Portfolio Service Class 2 Fund was reopened.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

As of December 31, 2022, the PF Short Emerging Markets Fund, the RYDEX Inverse Dow 2x Strategy Fund, and the RYDEX NASDAQ-100 2x Strategy Fund were available for investment but had no assets and had no activity during 2022 or 2021. The PF Short NASDAQ-100 Fund was also available for investment but had no assets or activity during 2022.

Effective January 24, 2023 the ALPS Red Rocks Global Opportunity Portfolio was renamed the ALPS Global Opportunity Portfolio.

Effective March 13, 2023, one PF fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraShort NASDAQ-100 Portfolio	1:5

Effective March 17, 2023 the PF Oil & Gas Fund was renamed the PF Energy Fund, the PF Basic Materials Fund was renamed the PF Materials Fund, the PF Consumer Goods Fund was renamed the PF Consumer Staples Fund, the PF Consumer Services Fund was renamed the PF Consumer Discretionary Fund and the PF Telecommunications Fund was renamed the PF Communication Services Fund.

Effective May 1, 2023 the JP Trust Core Bond Portfolio and the JP Trust Small Cap Core Portfolio ("JP") were adopted by Lincoln Financial Variable Insurance Portfolios ("LFVIP") and the ABVPS Small/Mid Cap Value Portfolio was renamed the ABVPS Discovery Value Portfolio.

Effective October 31, 2023 the DEL IVY VIP Global Value Equity Portfolio was renamed the DEL IVY VIP Global Equity Portfolio.

Effective November 1, 2023, the AFIS Global Balanced Fund, the AFIS The Bond Fd of America Fund, the CVP Select Mid Cap Value Portfolio, the CVP Small Cap Value Portfolio, the VIPF Energy Portfolio, the FTVIP Global Real Estate Fund, the FTVIP VolSmart Allocation Fund, the T. ROWE Equity Income Portfolio, and the T. ROWE Mid-Cap Growth Portfolio were introduced. In addition, the ABVPS Dynamic Asset Allocation Portfolio, the PIONEER VCT Strategic Income Portfolio, the RYDEX VIF S&P 500 Pure Growth Fund, and the LMVET Western Asset Variable Global High Yield Bond Portfolios were closed to new investors.
Effective November 13, 2023 the AFIS Asset Allocation Fund, CAM SRI Balanced Portfolio, VIPF Growth Opportunities Portfolio, the VIPF Mid Cap Portfolio, the LAC Bond-Debenture Portfolio, the LAC Short Duration Income Portfolio, the PIMCO Real Return Portfolio, the PIMCO Short-Term Portfolio, and the PRIN Equity Income Fund were closed to new investors.

Effective December 11, 2023 the PRUDENTIAL PGIM Jennison Blend Portfolio was introduced and the PRUDENTIAL PGIM Jennison Focused Blend Portfolio was merged into this newly added fund in a soft-closed position.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective April 26, 2024, the American Century Variable Portfolios, Inc. (“ACVP”) was reorganized into the Lincoln Variable Insurance Portfolio American Century Funds ("LVIP ACVP"), the DEL Global Equity Portfolio was merged into the DEL IVY VIP Global Growth Portfolio, and the DEL International Portfolio was merged into the DEL IVY VIP International Core Equity Portfolio.
Effective April 30, 2024, the DEUT VIP High Income Portfolio, DEUT VIP Global Small Cap Portfolio, and DEUT VIP CROCI US Portfolio were closed and on June 17, 2024, the funds were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the DWS Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at June 17, 2024 were moved to the VIPF Government Money Market Portfolio.
Effective May 1, 2024 the CAM S&P 500 Index Portfolio was renamed the Calvert Variable Trust, Inc. ("CVT") S&P 500 Index Portfolio and the LMVET ClearBridge Variable Aggressive Growth Portfolio was renamed the LMVET ClearBridge Variable Growth Portfolio.

Effective May 1, 2024, the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”) and the Delaware Variable Insurance Portfolios ("DEL") was renamed the Macquarie Variable Insurance Portfolios ("MVIP").
Effective August 1, 2024, the JANUS Flexible Bond Portfolio, LAC Fundamental Equity Portfolio, PIONEER VCT Equity Income Portfolio, CVP Emerging Markets Portfolio, ALPS Global Opportunity Portfolio, and FED H Kaufmann were closed to new investors and the VIPF Value Strategies Portfolio was reopened to new investors.
Effective August 1, 2024, the GVIF Small Cap Value Portfolio was closed to new investors followed by a hard closure effective on October 24, 2024. The portfolio was then reorganized on October 25, 2024 into the new fund company New Age Alpha ("NAA") Small Cap Value Fund and remains closed to new investors.

Effective August 1, 2024 the Separate Account began offering a new portfolio of funds, provided by Putnam Variable Trust (“PVT”). The funds available under this portfolio include the PVT Core Equity Fund, the PVT Emerging Markets Equity Fund, the PVT Focused International Equity Fund, PVT George Putnam Balanced Fund, the PVT Global Asset Allocation Fund, the PVT Global Health Care Fund, the PVT High Yield Fund, the PVT International Equity Fund, the PVT International Value Fund, the PVT Large Cap Growth Fund, the PVT Large Cap Value Fund, the PVT Research Fund, the PVT Small Cap Growth Fund, and the PVT Small Cap Value Fund. In addition, the JANUS Forty Portfolio and the PIMCO StocksPLUS Global Portfolio were introduced on August 1 2024.
Effective August 12, 2024, the GVIF Long Short Equity Fund was closed and on August 16, 2024, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Guggenheim Variable Insurance Funds. All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

incurring a transfer charge. Any funds remaining at August 16, 2024 were moved to the VIPF Government Money Market Portfolio.
Effective October 11, 2024, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Semiconductor	4:1

Effective December 4, 2024 the MSVIF U.S. Real Estate Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Morgan Stanley Variable Institutional Funds. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at December 6, 2024 were transferred to the PF Government Money Market.
As of December 31, 2024, the PF Short Emerging Markets Fund, the PF Short NASDAQ-100 Fund, the RYDEX Inverse Dow 2x Strategy Fund, and the RYDEX NASDAQ-100 2x Strategy Fund were available for investment but had no assets and had no activity during 2024 or 2023.

Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.
Generally accepted accounting principles ("GAAP") define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At December 31, 2024, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$2,405,700,738	$—	$—	$2,405,700,738
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.
The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2024.
The contracts do not provide for a variable payout option; therefore, all assets in the Separate Account are in the accumulation phase.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Segment Reporting
The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standards impacted financial statement disclosures only and did not affect the subaccount's financial position or its results of operations.

Midland National Life Insurance Company has designated the Director of Product Operations as the chief operating decision maker ("CODM") for the subaccounts. The CODM has determined that each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. We report our subaccount results consistent with the manner in which the CODM reviews the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while also monitoring the net assets of each of the subaccounts within the Separate Account. Investment performance of the subaccounts may vary based on the underlying fund's investment objectives specified in the fund prospectus. The Accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policy. The measure of segment assets is reported on the Statements of Net Assets as net assets. Refer to the Statements of Operations and Changes in Net Assets and related notes for each subaccount's operating segment significant expenses.
Subsequent Events
The Separate Account has evaluated subsequent events through April 15, 2025, which is the date the financial statements were available to be issued. Excluding the events below there are no additional subsequent transactions that require disclosure in the financial statements.

Effective February 21, 2025 the PRIN Equity Income Fund, the PRIN Diversified Balance Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund will be soft closed followed by share class conversions on May 1, 2025 with the funds remaining in a soft close status.
Effective April 11, 2025 the following mergers will occur the PRUDENTIAL Natural Resources Portfolio will merge into the PRUDENTIAL PGIM Jennison Blend Portfolio and the PRUDENTIAL

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Mid-Cap Growth Portfolio will merge with into the new fund PRUDENTIAL PGIM Jennison Growth Portfolio II which will remain in a soft-close status.
Effective May 1, 2025 the LMVET Western Asset Variable Global High Yield Bond Portfolio, the LMVET ClearBridge Variable Mid Cap Portfolio, FTVIP Rising Dividends Fund, JHVIT Strategic Income Opportunities Portfolio, MFS Global Tactical Allocation Portfolio, and the LMVET Western Asset Variable Core Bond Plus Portfolio will be soft closed.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

2.Expenses
The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.
•A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.
•A mortality and expense risk charge is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.
•An annual maintenance fee is collected covering record keeping and other expenses incurred to maintaining the contracts.

•A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.
The rates of each applicable charge depending on the product are summarized below.

Product	M&E Charge	Admin Fee	Maintenance Fee
Midland National Advantage Variable Annuity*	0.95%	0.00%	$30.00
Midland National Advantage II*	1.40%	0.00%	$30.00
Midland National Advantage III*	1.35%	0.00%	$30.00
Midland National MNL Advisor*	1.55%	0.00%	$30.00
Midland National Variable Annuity*	1.25%	0.15%	$33.00
Midland National Variable Annuity II*	1.25%	0.15%	$35.00
Midland National Vector Variable Annuity*	0.85% to 1.10%	0.45%	$30.00
Midland National Vector II Variable Annuity*	1.20% to 1.45%	0.45%	$30.00
Sammons Retirement Solutions LiveWell Variable Annuity	1.00% to 1.30%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Freedom Variable Annuity*	0.90%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Dynamic Annuity	0.80%	0.35%	$0.00
Oak Elite Advisory Registered Index-Linked Variable Annuity	0.15%	0.10%	$0.00

*New contracts are no longer being issued for this product

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

3.Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2024 and 2023 were as follows:

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Government Money Market Portfolio	$1,777,376	$2,481,191	$2,798,762	$4,028,717
High Income Portfolio	579,434	956,305	480,510	933,146
Equity-Income Portfolio	799,223	1,182,980	405,615	1,162,916
Growth Portfolio	2,859,917	2,156,397	873,567	1,467,691
Overseas Portfolio	510,672	1,751,081	601,811	931,005
Mid Cap Portfolio	5,820,784	4,234,779	2,551,744	3,201,563
Asset Manager Portfolio	25,534	55,094	28,757	166,614
Investment Grade Bond Portfolio	2,615,633	2,454,676	4,138,420	2,312,822
Index 500 Portfolio	1,282,901	4,499,741	602,211	2,855,539
Contrafund Portfolio	20,587,458	10,576,103	6,223,845	8,686,149
Asset Manager: Growth Portfolio	49,043	268,715	69,369	84,387
Balanced Portfolio	676,906	321,235	467,599	488,682
Growth & Income Portfolio	283,810	306,735	98,667	856,605
Growth Opportunities Portfolio	8,403,335	12,449,749	11,440,676	8,469,334
Value Strategies Portfolio	1,227,705	779,424	375,745	1,444,839
Strategic Income Portfolio	4,707,259	3,102,797	2,516,738	2,891,803
Emerging Markets Portfolio	470,070	1,321,190	864,784	959,215
Real Estate Portfolio	1,143,611	3,487,867	2,742,373	3,440,769
Funds Manager 50% Portfolio	308,569	2,459,196	593,676	794,960
Funds Manager 70% Portfolio	525,441	1,033,385	513,276	618,905
Funds Manager 85% Portfolio	884,559	441,560	141,263	381,135
Government Money Market Portfolio Service Class 2	510,617,285	474,648,720	186,144,001	136,117,384
International Capital Appreciation Portfolio	1,627,440	1,500,166	1,338,987	855,998
Energy Portfolio	893,087	88,497	3,408	6
Lincoln VIP American Century
Balanced Fund	719,829	944,035	1,261,585	1,102,945
Capital Appreciation Fund	859,185	940,498	207,543	219,627
International Fund	638,228	889,852	774,936	1,108,160
Value Fund	10,139,872	14,943,592	15,963,024	16,795,767
Disciplined Core Value Fund	760,519	1,425,397	710,330	1,129,249
Inflation Protection Fund	1,429,948	3,095,871	2,260,737	2,979,207
Large Company Value Fund	179,177	129,297	291,655	1,002,665
Mid Cap Value Fund	4,744,353	7,342,117	9,456,105	9,551,468
Ultra Fund	4,668,110	5,095,424	6,461,850	3,645,538
MFS Variable Insurance Trust
Research Series	165,087	221,633	22,261	61,940
Growth Series	432,584	365,931	246,166	281,943
Investors Trust Series	24,267	28,107	68,402	253,310
New Discovery Series	2,247,699	2,601,200	1,358,843	1,791,957
Corporate Bond Portfolio	978,881	1,081,458	1,658,533	1,707,696
Emerging Markets Equity Portfolio	643,508	707,116	722,176	778,618

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
Technology Portfolio	4,828,012	2,882,560	1,848,163	1,999,246
Global Tactical Allocation Portfolio	134,887	155,810	146,565	383,565
International Intrinsic Value Portfolio	1,894,054	2,953,775	3,062,830	2,653,256
Utilities Series Portfolio	2,725,524	2,638,147	3,184,745	4,686,544
Blended Research Core Equity Portfolio	2,206,096	1,624,509	1,442,535	533,926
Global Real Estate Portfolio	326,618	331,022	211,709	192,284
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	399,103	361,321	47,458	468,188
Mid-Cap Stock Portfolio	909,414	1,055,395	136,006	213,214
Bond-Debenture Portfolio	3,888,369	5,445,470	3,056,653	4,908,686
Fundamental Equity Portfolio	191,769	397,914	241,825	437,307
Developing Growth Portfolio	232,057	883,007	189,752	726,720
Short Duration Income Portfolio	4,016,558	4,450,494	4,158,295	6,527,146
Alger Fund
LargeCap Growth Portfolio	511,607	2,155,704	578,474	662,291
MidCap Growth Portfolio	545,734	1,236,425	335,051	827,163
Capital Appreciation Portfolio	283,655	943,936	709,952	579,737
SmallCap Growth Portfolio	26,797	88,706	4,332	51,571
Capital Appreciation Portfolio Class S	2,744,676	12,057,872	1,596,775	8,942,279
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	340,766	679,433	246,013	561,089
SRI Balanced Portfolio	3,316,460	2,231,376	1,292,754	1,452,600
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	233,085	618,952	763,851	613,005
Invesco Variable Insurance Funds
Technology Fund	229,192	637,032	573,924	332,381
Diversified Dividend Fund	1,115,925	458,321	1,023,803	1,690,350
Health Care Fund	631,164	314,646	21,783	248,973
Global Real Estate Fund	4,952	19,853	8,565	18,639
International Equity Fund	126,151	147,045	460,559	447,347
Main Street Mid Cap Fund	17,675	54,381	40,325	81,375
Core Bond Fund	—	—	—	—
Discovery Mid Cap Growth Fund	1,394,308	1,717,470	625,065	1,014,938
Global Fund	1,298,937	2,360,623	2,211,067	1,936,193
Main Street Fund	2,524,176	1,870,456	1,149,608	2,422,372
Main Street Small Cap Fund	2,986,984	4,153,589	6,344,227	4,353,894
Balanced-Risk Allocation Fund	147,480	68,913	18,157	51,523
Core Plus Bond Fund	1,401,584	1,291,115	712,182	1,016,872
Equity and Income Fund	1,371,786	2,232,939	1,887,101	2,177,021
Small Cap Equity Fund	2,152,566	885,417	1,612,651	719,215
Equally Weighted S&P 500 Fund	2,936,278	1,331,005	3,867,529	2,344,479
Growth and Income Fund	61,715	49,720	91,671	135,070
American Value Fund	5,738	44,688	30,486	28,675
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	118,073	183,809	135,871	250,584
Small Cap Core Portfolio	228,638	400,737	160,391	357,470

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
Rydex Variable Trust
Nova Fund	98,199	445,595	367,135	319,223
NASDAQ-100 Fund	153,903	1,111,505	1,212,404	723,469
U.S. Government Money Market Fund	42,036	231,701	173,457	67,465
Inverse S&P 500 Strategy Fund	7,563	4,089	14,881	87,686
Inverse NASDAQ-100 Strategy Fund	7,836	930	17,343	26,527
Inverse Government Long Bond Strategy Fund	734	4,326	702	7,642
Government Long Bond 1.2x Strategy	3,397	17,999	3,666	1,762
NASDAQ-100 2x Strategy Fund	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	324,377	550,579	218,661	556,693
S&P 500 Pure Growth Fund	193,371	1,516,298	2,385,839	3,223,926
S&P MidCap 400 Pure Growth Fund	30,527	352,213	28,988	235,037
Guggenheim Variable Insurance Funds
Long Short Equity Fund	904,983	1,961,963	264,391	98,880
Multi-Hedge Strategies Fund	140,673	277,632	102,028	372,730
Global Managed Futures Strategy Fund	444,187	487,125	266,560	1,168,771
New Age Alpha
Small Cap Value Fund	771,583	1,513,712	981,374	1,208,243
ProFunds VP
Profund Access VP High Yield Fund	3,973	9,994	33,994	35,400
Asia 30	1,325	4,167	2,660	3,427
Banks	34,732	30,284	94,189	36,906
Materials	36,752	24,453	11,254	14,390
Bear	2,487	1,602	19	994
Biotechnology	120,344	76,609	140,202	135,123
Bull	82,923	260,790	486,533	324,863
Consumer Staples	64,596	53,871	55,789	108,358
Consumer Discretionary	20,006	35,261	24,441	17,419
Dow 30	87,743	73,075	59,368	29,092
Emerging Markets	33,578	40,017	82,640	52,332
Europe 30	12,944	19,047	16,342	19,494
Falling U.S. Dollar	34,887	34,199	39,080	39,846
Financials	22,574	17,885	2,025	3,901
Health Care	22,794	164,842	134,785	144,944
Industrials	68,120	46,410	123,887	69,419
International	1,249	23,511	1	4,096
Internet	29,706	41,877	136,730	170,996
Japan	8,261	3,062	—	9,087
Large-Cap Growth	18,775	223,794	319,241	188,435
Large-Cap Value	99,389	238,151	572,409	617,492
Mid-Cap	5,449	18,235	4,986	29,461
Mid-Cap Growth	14,128	111,345	20,912	59,953
Mid-Cap Value	11,187	19,716	20,058	39,660
Government Money Market	1,023,225	1,178,803	1,172,526	1,860,106
Energy	157,129	217,248	271,826	211,279
NASDAQ-100	99,211	81,652	150,853	217,614
Pharmaceuticals	13,941	19,729	6,670	1,656

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
Precious Metals	256,156	226,776	227,471	224,029
Real Estate	5,005	3,087	25,380	19,642
Rising Rates Opportunity	7,251	13,877	2,706	5,472
Semiconductor	1,071,746	1,011,446	177,851	194,911
Short Dow 30	2,560	2,550	—	157
Short Emerging Markets	—	—	—	—
Short International	7,778	7,749	94	161
Short Mid-Cap	2,539	2,440	12	34
Short NASDAQ-100	—	—	—	—
Short Small-Cap	1,813	1,798	106	137
Small-Cap	7,575	65,108	5,056	21,914
Small-Cap Growth	20,896	34,543	32,013	37,844
Small-Cap Value	30,005	35,882	173,595	176,766
Technology	110,557	86,155	171,891	249,180
Communication Services	—	84	327	2,555
U.S. Government Plus	21,165	15,041	6,849	2,611
UltraBull	111,402	85,787	96,793	109,810
UltraMid-Cap	26,029	28,914	79,338	86,829
UltraNASDAQ-100	120,842	201,053	126,638	168,595
UltraShort Dow 30	5	95	—	67
UltraShort NASDAQ-100	2	32	—	58
UltraSmall-Cap	27,698	14,856	48,138	44,313
Utilities	20,671	127,313	10,511	60,672
VanEck Worldwide Insurance Trust
Global Resources Fund	647,383	1,527,133	1,572,755	3,314,985
Emerging Markets Fund	136,350	184,741	173,428	282,254
Emerging Markets Bond Fund	425,998	511,781	367,426	335,216
Janus Henderson Series
Global Technology and Innovation Portfolio	4,462,352	4,358,730	5,275,146	3,330,850
Overseas Portfolio	328,444	689,347	845,984	559,367
Research Portfolio	24,375	68,586	2,269	93,592
Enterprise Services Portfolio	5,692,080	9,819,259	8,675,137	6,002,530
Global Research Portfolio	2,097,372	464,142	509,223	716,962
Mid Cap Value Portfolio	1,385,186	1,128,927	694,497	711,500
Balanced Portfolio	8,472,919	16,756,001	10,550,429	18,070,837
Flexible Bond Portfolio	1,297,142	1,595,545	747,447	1,183,348
Forty Portfolio	396,119	3,716	—	—
PIMCO Variable Insurance Trust
Total Return Portfolio	7,930,175	5,517,652	4,117,217	6,820,547
Low Duration Portfolio	4,194,032	6,805,102	4,911,091	7,211,343
High Yield Portfolio	11,223,613	8,355,769	11,317,354	9,096,326
Real Return Portfolio	2,039,622	3,381,589	2,652,860	5,697,569
All Asset Portfolio	459,072	476,463	310,220	626,600
Global Managed Asset Allocation Portfolio	56,492	61,844	84,504	54,992
Short-Term Portfolio	6,055,330	14,124,535	16,090,542	28,270,844
Emerging Markets Bond Portfolio	245,294	332,395	123,822	308,495

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
Global Bond Opportunities Portfolio	6,082	1,020	4,975	35,085
Commodity Real Return Strategy Portfolio	934,775	2,302,116	2,840,901	2,518,249
International Bond (USD-Hedged) Portfolio	851,468	1,475,956	416,937	315,206
Dynamic Bond Adv Portfolio	549,607	738,348	777,188	925,834
Income Advisor Portfolio	7,083,295	9,269,573	5,977,234	6,398,447
StocksPLUS Global Portfolio	760	3	—	—
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	616,250	725,995	332,171	434,708
Large Cap Value Fund	302,630	237,928	39,207	440,558
Mid Cap Value Fund	379,939	593,678	266,439	764,116
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	323,928	398,764	207,133	338,949
AMT Mid Cap Intrinsic Value Portfolio	62,940	62,180	15,893	204,897
BNY Mellon Variable Investment Fund
Appreciation Portfolio	155,191	178,340	404,307	485,473
Sustainable U.S. Equity Portfolio	18,320	13,489	3,081	2,352
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	3,143	7,719	10,713	14,219
Emerging Markets Equity Portfolio	7,291	28,383	120,538	131,197
Discovery Portfolio	452	4,861	703	13,035
U.S. Real Estate Portfolio	1,424	45,646	14,558	27,652
Northern Lights Variable Trust
Power Dividend Index Fund	19,722	252,697	57,395	63,901
AB Variable Products Series
Dynamic Asset Allocation Portfolio	33,542	219,525	73,734	259,891
Small Cap Growth Portfolio	—	2,901	31,721	30,075
Discovery Value Portfolio	1,386,098	2,276,173	2,145,398	1,780,150
BlackRock Variable Series Fund, Inc.
Basic Value Fund	1,118,335	1,011,013	854,040	1,372,249
Capital Appreciation Fund	153,275	170,172	36,395	130,914
Equity Dividend Fund	7,519,592	6,776,960	4,152,679	10,598,187
Global Allocation Fund	1,800,739	2,477,598	1,311,917	2,733,737
Advantage Large Cap Core Fund	58,214	78,218	57,783	138,604
Large Cap Focus Growth Fund	4,298,743	4,392,834	3,768,056	3,169,704
60/40 Target Allocation ETF Fund	3,777,568	1,399,451	1,335,001	2,460,215
Total Return Fund	357,192	49,242	220,790	70,265
S&P 500 Fund	104,129	206,837	131,283	156,629
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	4,315,248	2,729,910	5,128,583	3,575,350
Dividend Opportunity Portfolio	1,339,729	2,563,728	1,705,772	3,565,433
Emerging Markets Bond Portfolio	387,862	907,277	367,231	862,489
High Yield Portfolio	2,873,475	2,621,498	2,965,865	1,230,282
Select Large-Cap Value Portfolio	4,391,817	6,419,092	10,452,868	5,168,374
Seligman Global Tech Portfolio	8,001,219	7,091,169	6,713,835	3,733,679
US Government Mortgage Portfolio	248,173	82,343	80,588	226,005
Strategic Income Portfolio	591,688	354,022	731,632	372,354
Emerging Markets Portfolio	87,115	33,791	100,227	24,466
Select Mid Cap Value Portfolio	1,379,961	81,060	103,837	152
Small Cap Value Portfolio	1,432,482	207,623	75,129	72

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	18,508,075	12,495,348	11,800,323	9,558,314
Small Cap Index Portfolio	964,726	1,819,294	1,539,198	1,983,316
Alternative Asset Allocation Portfolio	80,079	156,143	160,112	248,651
Global Small Cap Portfolio	9,927	169,166	4,360	71,665
Small Mid Cap Value Portfolio	276,760	957,171	393,721	764,590
CROCI US Portfolio	1,380	190,693	4,510	7,946
High Income Portfolio	83,322	624,487	485,518	287,163
Eaton Vance Variable Trust
Floating Rate Income Portfolio	10,079,579	10,034,366	6,930,353	5,872,613
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	265,002	805,479	538,675	984,849
Income Fund	6,348,560	6,128,928	7,893,932	7,253,774
Global Bond Fund	1,659,900	3,434,331	2,092,091	5,765,427
Foreign Fund	2,783,771	6,488,294	5,250,144	9,519,322
Developing Markets Fund	175,685	506,944	121,765	394,639
Mutual Global Discovery Fund	804,062	1,110,910	405,297	1,026,404
Rising Dividends Fund	4,978,836	5,211,474	7,826,584	5,741,428
DynaTech 2 Fund	3,527,393	1,468,698	2,940,768	1,888,694
Multi-Asset Dynamic Multi-Strategy Portfolio	—	—	—	—
Global Real Estate Fund	67,604	15,734	—	—
VolSmart Allocation Fund	219,779	180,498	74,924	40
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	148,940	396,009	113,849	663,511
Balanced Portfolio	131,858	1,105,360	98,041	783,065
Global Equity Portfolio	42,984	1,043,382	113,680	122,620
Energy Portfolio	85,084	364,004	323,015	675,805
Global Bond Portfolio	—	—	—	—
Natural Resources Portfolio	95,571	125,393	58,721	124,519
Growth Portfolio	488,188	455,280	343,164	1,022,366
High Income Portfolio	833,505	1,751,213	1,407,556	1,812,070
International Core Equity Portfolio	1,276,430	1,059,071	183,686	1,422,438
Global Growth Portfolio	1,056,233	243,575	126,748	172,563
Mid Cap Growth Portfolio	518,540	2,508,577	1,244,028	2,049,770
Science and Technology Portfolio	740,012	3,364,261	1,157,877	2,646,076
Small Cap Growth Portfolio	89,378	862,111	791,494	762,981
SMID Cap Core Portfolio	576,004	2,854,238	1,126,970	1,934,052
Total Return Portfolio	2,726	4,272	13,577	55,854
International Portfolio	22,773	982,970	27,345	187,311
Opportunity Portfolio	488,377	1,611,498	739,297	2,037,529
Lazard Retirement Series, Inc.
International Equity Portfolio	101,708	123,693	151,199	140,289
Global Dynamic Multi Asset Portfolio	187,701	528,910	69,562	295,750

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	189,067	661,093	1,620,709	1,083,159
ClearBridge Variable Mid Cap Portfolio	2,216,282	2,770,584	2,550,332	2,039,740
ClearBridge Variable Dividend Strategy Portfolio	7,257,332	13,531,376	7,868,436	8,350,797
ClearBridge Variable Small Cap Growth Portfolio	3,101,147	2,487,942	3,843,617	1,743,419
ClearBridge Variable Growth Portfolio	245,794	87,536	110,212	76,232
Western Asset Variable Core Bond Plus Portfolio	12,889,533	10,343,453	11,067,479	16,584,664
ClearBridge Variable Large Cap Growth Portfolio	5,578,225	7,159,084	4,397,567	7,099,984
Pioneer Variable Contracts Trust
Fund Portfolio	1,951,040	631,524	837,973	764,796
Bond Portfolio	9,841,088	8,769,722	7,425,916	10,050,025
Strategic Income Portfolio	957,815	1,710,061	882,806	3,032,026
Equity Income Portfolio	3,647,775	2,807,439	1,797,957	2,752,435
High Yield Portfolio	42,646	88,467	43,111	154,939
Prudential Series Funds
Natural Resources Portfolio	10,429	97,290	173,775	512,617
Mid-Cap Growth Portfolio	1,680	10,092	1,397	13,940
PGIM Jennison Focused Blend Portfolio	—	—	757	248,105
PGIM Jennison Blend Portfolio	7,389	38,736	809,071	317,163
Royce Capital Fund
Micro-Cap Portfolio	22,746	17,345	21,486	157,805
Small Cap Portfolio	2,519,166	1,610,455	1,078,348	1,694,138
Alps Fund
Alerian Energy Infrastructure Portfolio	2,549,134	1,990,806	2,610,382	3,328,583
Global Opportunity Portfolio	307,331	224,043	196,645	409,905
American Funds IS
Asset Allocation Fund	20,123,671	29,062,885	11,345,005	24,288,887
Washington Mutual Investors Fund	11,378,757	11,335,815	7,774,614	8,495,405
Ultra-Short Bond Fund	2,880,177	6,055,041	4,474,836	13,998,759
Capital Income Builder Fund	5,161,300	4,371,804	3,472,982	2,527,797
Global Growth Fund	6,200,158	7,048,436	8,523,492	4,774,485
Capital World Growth and Income Fund	2,498,244	4,462,072	1,952,664	3,472,360
Global Small Capitalization Fund	1,128,788	1,522,204	916,854	808,449
Growth Fund	16,074,244	15,286,830	12,294,380	13,923,704
Growth-Income Fund	15,971,815	11,396,919	14,199,028	13,319,797
International Fund	1,472,746	2,496,268	2,485,784	3,566,368
International Growth and Income Fund	1,210,659	1,980,571	1,581,978	1,951,986
New World Fund	2,886,567	5,166,918	3,546,403	7,102,362
U.S. Government Securities Fund	2,784,761	8,329,797	3,551,524	10,515,194
Global Balanced Fund	559,097	36,724	73,636	47
The Bond Fd of America Fund	5,168,268	146,326	26,072	26
Invesco Oppenheimer
International Growth Fund	4,014,150	3,804,703	3,963,412	4,984,843
T. Rowe Price
Blue Chip Growth Portfolio	12,269,173	17,080,245	9,119,476	12,127,979
Health Sciences Portfolio	7,419,716	5,802,681	7,250,196	4,285,793
Equity Income Portfolio	1,224,959	262,740	55,149	19
Mid-Cap Growth Portfolio	1,760,396	145,506	45,635	39

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
John Hancock Variable Insurance Trust
Financial Industries Portfolio	592,747	942,482	893,601	812,643
Fundamental All Cap Core Portfolio	21,155	43,545	27,023	14,672
Select Bond Portfolio	191,259	153,245	59,686	30,445
Strategic Income Opportunities Portfolio	866,284	260,672	126,506	74,433
Federated Hermes
High Income Bond Portfolio	375,256	888,044	639,313	321,370
Kaufmann Portfolio	532,618	1,657,292	2,868,656	3,174,877
Managed Volatility Portfolio	176,293	256,418	16,482	8,074
Principal Variable Contracts
Blue Chip Fund	959,399	510,675	707,936	380,079
Equity Income Fund	94,604	82,052	194,701	80,172
Diversified Balance Fund	535,949	234,443	1,635,164	158,492
Diversified Growth Fund	850,836	31,640	67,288	11,978
Diversified Income Fund	78,024	4,226	30,665	1,115
Putnam Variable Trust
Core Equity Fund	45,399	138	—	—
Emerging Markets Equity Fund	—	—	—	—
Focused International Equity Fund	—	—	—	—
George Putnam Balanced Fund	1,697	7	—	—
Global Asset Allocation Fund	—	—	—	—
Global Health Care Fund	29,948	59	—	—
High Yield Fund	—	—	—	—
International Equity Fund	—	—	—	—
International Value Fund	604,078	24,195	—	—
Large Cap Growth Fund	162,651	3,219	—	—
Large Cap Value Fund	2,114,552	109,000	—	—
Research Fund	—	—	—	—
Small Cap Growth Fund	215,131	1,237	—	—
Small Cap Value Fund	54,605	79	—	—

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

4.Summary of Changes from Unit Transactions
Transactions in units for the years ended December 31, 2024 and 2023 were as follows:

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Government Money Market Portfolio	119,703	234,777	(115,074)	240,337	366,960	(126,623)
High Income Portfolio	23,658	61,299	(37,641)	19,759	60,770	(41,011)
Equity-Income Portfolio	6,841	24,214	(17,373)	4,767	30,851	(26,084)
Growth Portfolio	12,938	18,941	(6,003)	8,063	20,076	(12,013)
Overseas Portfolio	8,523	64,852	(56,329)	22,940	38,597	(15,657)
Mid Cap Portfolio	159,833	149,275	10,558	119,530	143,845	(24,315)
Asset Manager Portfolio	46	1,120	(1,074)	(116)	4,082	(4,198)
Investment Grade Bond Portfolio	265,013	255,267	9,746	424,352	188,963	235,389
Index 500 Portfolio	19,238	78,278	(59,040)	16,108	86,544	(70,436)
Contrafund Portfolio	472,988	256,462	216,526	227,065	337,961	(110,896)
Asset Manager: Growth Portfolio	644	6,069	(5,425)	2,039	2,508	(469)
Balanced Portfolio	12,111	6,089	6,022	9,646	12,000	(2,354)
Growth & Income Portfolio	2,692	4,651	(1,959)	351	23,402	(23,051)
Growth Opportunities Portfolio	463,490	577,439	(113,949)	852,540	593,204	259,336
Value Strategies Portfolio	25,373	21,691	3,682	15,212	56,930	(41,718)
Strategic Income Portfolio	363,666	247,318	116,348	188,657	252,964	(64,307)
Emerging Markets Portfolio	33,052	104,662	(71,610)	85,984	80,888	5,096
Real Estate Portfolio	41,160	201,715	(160,555)	241,670	335,533	(93,863)
Funds Manager 50% Portfolio	13,799	149,949	(136,150)	42,841	63,131	(20,290)
Funds Manager 70% Portfolio	22,088	46,786	(24,698)	30,421	34,306	(3,885)
Funds Manager 85% Portfolio	48,416	19,097	29,319	5,828	18,680	(12,852)
Government Money Market Portfolio Service Class 2	48,228,036	45,017,624	3,210,412	18,517,834	13,391,108	5,126,726
International Capital Appreciation Portfolio	116,867	106,021	10,846	125,151	75,122	50,029
Energy Portfolio	84,493	8,254	76,239	347	—	347
Lincoln VIP American Century
Balanced Fund	47,015	58,769	(11,754)	90,746	77,125	13,621
Capital Appreciation Fund	27,847	13,054	14,793	4,382	3,808	574
International Fund	26,744	36,345	(9,601)	37,236	54,237	(17,001)
Value Fund	186,089	593,595	(407,506)	764,805	1,024,975	(260,170)
Disciplined Core Value Fund	42,266	73,449	(31,183)	56,098	78,374	(22,276)
Inflation Protection Fund	123,201	310,006	(186,805)	228,172	312,602	(84,430)
Large Company Value Fund	5,591	5,205	386	10,664	45,560	(34,896)
Mid Cap Value Fund	114,559	299,303	(184,744)	367,040	512,825	(145,785)
Ultra Fund	106,845	135,035	(28,190)	190,779	89,980	100,799
MFS Variable Insurance Trust
Research Series	2,930	4,257	(1,327)	51	1,321	(1,270)
Growth Series	4,435	4,988	(553)	2,451	5,008	(2,557)
Investors Trust Series	22	540	(518)	1,354	7,034	(5,680)
New Discovery Series	182,507	156,611	25,896	89,937	88,113	1,824
Corporate Bond Portfolio	74,214	94,464	(20,250)	140,872	152,923	(12,051)
Emerging Markets Equity Portfolio	56,235	65,165	(8,930)	90,449	91,567	(1,118)
Technology Portfolio	167,251	65,213	102,038	72,927	77,845	(4,918)
Global Tactical Allocation Portfolio	9,218	10,477	(1,259)	12,012	30,639	(18,627)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
International Intrinsic Value Portfolio	75,694	140,439	(64,745)	161,959	154,621	7,338
Utilities Series Portfolio	107,807	124,632	(16,825)	146,324	282,969	(136,645)
Blended Research Core Equity Portfolio	80,056	64,072	15,984	59,698	26,923	32,775
Global Real Estate Portfolio	29,628	29,487	141	20,201	23,066	(2,865)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	8,398	8,747	(349)	409	15,738	(15,329)
Mid-Cap Stock Portfolio	19,639	25,669	(6,030)	3,337	6,084	(2,747)
Bond-Debenture Portfolio	217,182	408,524	(191,342)	254,530	479,008	(224,478)
Fundamental Equity Portfolio	3,747	16,905	(13,158)	11,692	23,167	(11,475)
Developing Growth Portfolio	28,310	44,214	(15,904)	15,066	48,307	(33,241)
Short Duration Income Portfolio	329,077	412,913	(83,836)	421,191	698,651	(277,460)
Alger Fund
LargeCap Growth Portfolio	13,509	50,385	(36,876)	18,434	18,854	(420)
MidCap Growth Portfolio	15,399	32,108	(16,709)	11,978	27,304	(15,326)
Capital Appreciation Portfolio	3,665	13,835	(10,170)	16,452	13,490	2,962
SmallCap Growth Portfolio	641	2,337	(1,696)	157	1,403	(1,246)
Capital Appreciation Portfolio Class S	92,923	280,161	(187,238)	143,360	362,324	(218,964)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	17,884	33,113	(15,229)	18,735	33,192	(14,457)
SRI Balanced Portfolio	195,959	133,558	62,401	88,284	98,187	(9,903)
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	3,201	14,517	(11,316)	22,103	19,583	2,520
Invesco Variable Insurance Funds
Technology Fund	3,557	12,622	(9,065)	16,737	9,726	7,011
Diversified Dividend Fund	77,734	33,336	44,398	74,687	151,544	(76,857)
Health Care Fund	15,907	8,242	7,665	930	7,427	(6,497)
Global Real Estate Fund	348	1,755	(1,407)	721	1,642	(921)
International Equity Fund	8,451	9,832	(1,381)	38,112	37,370	742
Main Street Mid Cap Fund	586	2,275	(1,689)	2,566	4,591	(2,025)
Core Bond Fund	—	—	—	—	—	—
Discovery Mid Cap Growth Fund	77,266	81,685	(4,419)	41,442	54,124	(12,682)
Global Fund	49,208	120,272	(71,064)	108,989	134,098	(25,109)
Main Street Fund	73,403	81,924	(8,521)	49,228	148,907	(99,679)
Main Street Small Cap Fund	139,453	209,143	(69,690)	421,981	285,805	136,176
Balanced-Risk Allocation Fund	12,371	6,684	5,687	2,263	5,416	(3,153)
Core Plus Bond Fund	142,933	141,418	1,515	80,957	124,078	(43,121)
Equity and Income Fund	104,313	198,481	(94,168)	139,082	198,892	(59,810)
Small Cap Equity Fund	193,462	82,473	110,989	182,560	81,744	100,816
Equally Weighted S&P 500 Fund	237,871	108,860	129,011	326,523	215,473	111,050
Growth and Income Fund	1,155	1,530	(375)	1,677	6,215	(4,538)
American Value Fund	102	1,521	(1,419)	402	1,210	(808)
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	6,392	15,379	(8,987)	8,535	21,457	(12,922)
Small Cap Core Portfolio	4,895	9,482	(4,587)	4,007	10,539	(6,532)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Rydex Variable Trust
Nova Fund	1,505	6,852	(5,347)	8,104	6,848	1,256
NASDAQ-100 Fund	1,360	11,852	(10,492)	17,809	9,848	7,961
U.S. Government Money Market Fund	3,278	7,260	(3,982)	634	7,342	(6,708)
Inverse S&P 500 Strategy Fund	8,978	7,005	1,973	18,688	123,387	(104,699)
Inverse NASDAQ-100 Strategy Fund	29,200	3,146	26,054	72,580	116,977	(44,397)
Inverse Government Long Bond Strategy Fund	200	1,585	(1,385)	294	3,288	(2,994)
Government Long Bond 1.2x Strategy	101	1,554	(1,453)	102	72	30
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	3,760	23,879	(20,119)	12,956	28,737	(15,781)
S&P 500 Pure Growth Fund	6,845	66,165	(59,320)	173,789	221,971	(48,182)
S&P MidCap 400 Pure Growth Fund	1,450	16,229	(14,779)	5,649	18,272	(12,623)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	59,756	127,904	(68,148)	20,869	6,785	14,084
Multi-Hedge Strategies Fund	8,239	23,710	(15,471)	19,275	45,270	(25,995)
Global Managed Futures Strategy Fund	38,135	43,665	(5,530)	25,213	120,544	(95,331)
New Age Alpha
Small Cap Value Fund	25,079	71,349	(46,270)	42,437	68,347	(25,910)
ProFunds VP
Profund Access VP High Yield Fund	170	668	(498)	2,548	2,687	(139)
Asia 30	104	251	(147)	36	223	(187)
Banks	5,281	4,365	916	16,073	7,170	8,903
Materials	1,960	1,209	751	605	751	(146)
Bear	2,749	2,196	553	—	1,010	(1,010)
Biotechnology	1,094	1,937	(843)	3,479	4,144	(665)
Bull	1,955	7,524	(5,569)	17,870	15,043	2,827
Consumer Staples	1,672	2,192	(520)	1,823	4,673	(2,850)
Consumer Discretionary	410	1,213	(803)	795	570	225
Dow 30	3,983	2,701	1,282	3,124	1,266	1,858
Emerging Markets	5,194	6,152	(958)	14,924	9,704	5,220
Europe 30	991	1,665	(674)	1,479	1,807	(328)
Falling U.S. Dollar	8,337	8,357	(20)	10,505	10,906	(401)
Financials	1,776	1,393	383	109	312	(203)
Health Care	549	5,487	(4,938)	3,794	5,008	(1,214)
Industrials	1,970	1,792	178	5,190	3,155	2,035
International	18	2,896	(2,878)	—	506	(506)
Internet	509	770	(261)	3,263	4,938	(1,675)
Japan	100	171	(71)	—	699	(699)
Large-Cap Growth	129	5,445	(5,316)	6,060	6,456	(396)
Large-Cap Value	2,231	12,334	(10,103)	29,908	34,518	(4,610)
Mid-Cap	172	785	(613)	301	1,599	(1,298)
Mid-Cap Growth	228	3,874	(3,646)	1,038	2,804	(1,766)
Mid-Cap Value	387	907	(520)	801	2,184	(1,383)
Government Money Market	124,992	150,641	(25,649)	146,515	249,053	(102,538)
Energy	13,503	20,038	(6,535)	25,649	19,811	5,838
NASDAQ-100	1,096	1,350	(254)	3,562	4,919	(1,357)
Pharmaceuticals	420	1,016	(596)	271	36	235
Precious Metals	62,014	57,408	4,606	61,425	62,241	(816)
Real Estate	197	112	85	1,015	1,367	(352)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Rising Rates Opportunity	(1)	7,963	(7,964)	1,792	3,336	(1,544)
Semiconductor	12,118	11,763	355	4,756	5,223	(467)
Short Dow 30	4,077	4,076	1	—	194	(194)
Short Emerging Markets	—	—	—	—	—	—
Short International	4,236	4,276	(40)	—	17	(17)
Short Mid-Cap	4,160	4,160	—	—	—	—
Short NASDAQ-100	—	—	—	—	—	—
Short Small-Cap	2,796	2,922	(126)	1	142	(141)
Small-Cap	421	3,621	(3,200)	362	1,308	(946)
Small-Cap Growth	607	1,284	(677)	1,497	1,828	(331)
Small-Cap Value	1,882	2,132	(250)	11,467	11,845	(378)
Technology	1,589	1,397	192	3,299	5,612	(2,313)
Communication Services	—	5	(5)	27	223	(196)
U.S. Government Plus	2,024	1,333	691	396	153	243
UltraBull	2,502	1,389	1,113	3,295	3,213	82
UltraMid-Cap	933	618	315	3,781	3,684	97
UltraNASDAQ-100	719	999	(280)	1,048	1,270	(222)
UltraShort Dow 30	—	1,843	(1,843)	—	906	(906)
UltraShort NASDAQ-100	—	5,275	(5,275)	1	5,291	(5,290)
UltraSmall-Cap	2,201	997	1,204	4,773	4,290	483
Utilities	1,073	6,521	(5,448)	493	3,146	(2,653)
VanEck Worldwide Insurance Trust
Global Resources Fund	46,023	132,317	(86,294)	146,839	262,914	(116,075)
Emerging Markets Fund	3,752	4,614	(862)	5,142	9,588	(4,446)
Emerging Markets Bond Fund	27,259	33,695	(6,436)	24,935	23,592	1,343
Janus Henderson Series
Global Technology and Innovation Portfolio	126,532	110,575	15,957	146,196	82,717	63,479
Overseas Portfolio	24,010	51,316	(27,306)	62,212	37,718	24,494
Research Portfolio	478	1,498	(1,020)	112	3,073	(2,961)
Enterprise Services Portfolio	201,228	363,472	(162,244)	388,413	310,468	77,945
Global Research Portfolio	78,076	17,090	60,986	19,864	38,684	(18,820)
Mid Cap Value Portfolio	63,226	50,672	12,554	34,457	39,211	(4,754)
Balanced Portfolio	370,428	709,463	(339,035)	557,360	952,458	(395,098)
Flexible Bond Portfolio	104,660	149,870	(45,210)	90,493	148,852	(58,359)
Forty Portfolio	36,529	235	36,294	—	—	—
PIMCO Variable Insurance Trust
Total Return Portfolio	650,516	476,612	173,904	416,692	719,699	(303,007)
Low Duration Portfolio	334,121	670,724	(336,603)	692,081	996,778	(304,697)
High Yield Portfolio	766,527	582,738	183,789	835,101	704,034	131,067
Real Return Portfolio	160,001	311,811	(151,810)	407,001	742,785	(335,784)
All Asset Portfolio	22,979	32,409	(9,430)	21,701	49,474	(27,773)
Global Managed Asset Allocation Portfolio	1,524	3,486	(1,962)	6,284	4,616	1,668
Short-Term Portfolio	394,968	1,292,155	(897,187)	1,869,237	3,224,922	(1,355,685)
Emerging Markets Bond Portfolio	14,068	27,383	(13,315)	6,942	30,801	(23,859)
Global Bond Opportunities Portfolio	380	—	380	518	4,129	(3,611)
Commodity Real Return Strategy Portfolio	119,744	333,113	(213,369)	330,539	410,567	(80,028)
International Bond (USD-Hedged) Portfolio	70,359	132,306	(61,947)	37,123	36,604	519
Dynamic Bond Adv Portfolio	42,724	65,840	(23,116)	74,933	94,340	(19,407)
Income Advisor Portfolio	494,884	807,872	(312,988)	545,414	697,275	(151,861)
StocksPLUS Global Portfolio	73	—	73	—	—	—
Goldman Sachs Variable Insurance Trust

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Small Cap Equity Insights Fund	17,313	24,588	(7,275)	13,945	19,755	(5,810)
Large Cap Value Fund	10,196	8,239	1,957	912	19,846	(18,934)
Mid Cap Value Fund	5,793	14,689	(8,896)	5,842	23,095	(17,253)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	6,779	8,899	(2,120)	6,202	8,855	(2,653)
AMT Mid Cap Intrinsic Value Portfolio	2,492	2,565	(73)	366	9,060	(8,694)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	4,131	5,131	(1,000)	14,369	18,171	(3,802)
Sustainable U.S. Equity Portfolio	515	384	131	42	75	(33)
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	138	606	(468)	738	1,122	(384)
Emerging Markets Equity Portfolio	534	2,486	(1,952)	10,535	11,763	(1,228)
Discovery Portfolio	18	128	(110)	40	503	(463)
U.S. Real Estate Portfolio	41	3,279	(3,238)	1,243	2,351	(1,108)
Northern Lights Variable Trust
Power Dividend Index Fund	1,145	24,643	(23,498)	5,236	6,082	(846)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	406	13,659	(13,253)	7,764	20,648	(12,884)
Small Cap Growth Portfolio	—	82	(82)	1,196	1,211	(15)
Discovery Value Portfolio	41,328	92,912	(51,584)	85,215	90,683	(5,468)
BlackRock Variable Series Fund, Inc.
Basic Value Fund	36,820	40,827	(4,007)	37,274	76,703	(39,429)
Capital Appreciation Fund	18	3,827	(3,809)	430	3,814	(3,384)
Equity Dividend Fund	248,295	252,164	(3,869)	163,745	488,209	(324,464)
Global Allocation Fund	53,429	148,230	(94,801)	86,102	194,316	(108,214)
Advantage Large Cap Core Fund	377	1,988	(1,611)	1,975	4,512	(2,537)
Large Cap Focus Growth Fund	89,576	119,936	(30,360)	125,992	148,086	(22,094)
60/40 Target Allocation ETF Fund	189,318	87,295	102,023	66,288	158,295	(92,007)
Total Return Fund	29,950	3,707	26,243	19,756	7,820	11,936
S&P 500 Fund	(375)	9,251	(9,626)	3,446	9,297	(5,851)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	185,507	109,328	76,179	252,005	168,747	83,258
Dividend Opportunity Portfolio	87,743	128,450	(40,707)	121,547	211,716	(90,169)
Emerging Markets Bond Portfolio	19,709	78,418	(58,709)	41,268	105,009	(63,741)
High Yield Portfolio	196,836	189,135	7,701	217,787	94,696	123,091
Select Large-Cap Value Portfolio	271,996	370,785	(98,789)	760,244	401,803	358,441
Seligman Global Tech Portfolio	257,362	260,735	(3,373)	303,030	171,870	131,160
US Government Mortgage Portfolio	24,570	7,792	16,778	7,812	25,294	(17,482)
Strategic Income Portfolio	48,572	30,940	17,632	72,058	38,857	33,201
Emerging Markets Portfolio	13,049	4,495	8,554	13,672	603	13,069
Select Mid Cap Value Portfolio	107,806	5,828	101,978	9,820	—	9,820
Small Cap Value Portfolio	110,838	15,057	95,781	6,827	—	6,827
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	610,173	374,410	235,763	402,667	368,058	34,609
Small Cap Index Portfolio	46,288	79,422	(33,134)	82,657	99,612	(16,955)
Alternative Asset Allocation Portfolio	3,989	12,262	(8,273)	14,450	27,875	(13,425)
Global Small Cap Portfolio	183	10,252	(10,069)	1,570	6,053	(4,483)
Small Mid Cap Value Portfolio	3,799	50,598	(46,799)	22,171	52,611	(30,440)
CROCI US Portfolio	—	9,750	(9,750)	154	365	(211)
High Income Portfolio	5,727	61,242	(55,515)	58,839	40,029	18,810
Eaton Vance Variable Trust

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Floating Rate Income Portfolio	654,558	752,578	(98,020)	469,818	496,094	(26,276)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	5,421	36,347	(30,926)	10,987	61,437	(50,450)
Income Fund	315,019	368,873	(53,854)	375,297	496,592	(121,295)
Global Bond Fund	214,346	397,193	(182,847)	462,071	863,632	(401,561)
Foreign Fund	164,538	476,749	(312,211)	597,878	1,015,507	(417,629)
Developing Markets Fund	6,614	42,847	(36,233)	11,747	40,752	(29,005)
Mutual Global Discovery Fund	20,035	51,133	(31,098)	30,935	80,493	(49,558)
Rising Dividends Fund	140,189	169,469	(29,280)	238,084	271,872	(33,788)
DynaTech 2 Fund	346,053	143,970	202,083	304,766	164,084	140,682
Multi-Asset Dynamic Multi-Strategy Portfolio	—	—	—	—	—	—
Global Real Estate Fund	5,511	1,343	4,168	—	—	—
VolSmart Allocation Fund	18,906	15,181	3,725	6,972	—	6,972
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	1,811	21,805	(19,994)	7,614	46,044	(38,430)
Balanced Portfolio	2,534	46,860	(44,326)	5,289	41,388	(36,099)
Global Equity Portfolio	72	48,461	(48,389)	4,152	5,675	(1,523)
Energy Portfolio	5,587	44,370	(38,783)	55,689	103,405	(47,716)
Global Bond Portfolio	—	—	—	—	—	—
Natural Resources Portfolio	7,708	14,303	(6,595)	6,627	15,082	(8,455)
Growth Portfolio	2,190	8,758	(6,568)	2,640	30,741	(28,101)
High Income Portfolio	21,212	124,971	(103,759)	102,974	173,761	(70,787)
International Core Equity Portfolio	81,461	62,634	18,827	23,769	108,466	(84,697)
Global Growth Portfolio	42,363	8,879	33,484	541	8,706	(8,165)
Mid Cap Growth Portfolio	10,848	85,078	(74,230)	21,347	86,640	(65,293)
Science and Technology Portfolio	5,913	81,420	(75,507)	21,418	84,642	(63,224)
Small Cap Growth Portfolio	4,763	38,635	(33,872)	17,615	45,288	(27,673)
SMID Cap Core Portfolio	17,723	102,590	(84,867)	30,901	110,952	(80,051)
Total Return Portfolio	1	190	(189)	942	4,141	(3,199)
International Portfolio	(66,087)	1,461	(67,548)	1,417	12,665	(11,248)
Opportunity Portfolio	5,547	80,204	(74,657)	44,262	159,147	(114,885)
Lazard Retirement Series, Inc.
International Equity Portfolio	4,426	7,102	(2,676)	10,701	9,781	920
Global Dynamic Multi Asset Portfolio	11,488	32,294	(20,806)	7,180	28,087	(20,907)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	6,038	50,214	(44,176)	106,649	59,538	47,111
ClearBridge Variable Mid Cap Portfolio	94,766	120,855	(26,089)	153,556	128,545	25,011
ClearBridge Variable Dividend Strategy Portfolio	154,024	433,444	(279,420)	137,423	361,186	(223,763)
ClearBridge Variable Small Cap Growth Portfolio	183,654	135,987	47,667	197,305	74,354	122,951
ClearBridge Variable Growth Portfolio	952	5,478	(4,526)	3,251	6,257	(3,006)
Western Asset Variable Core Bond Plus Portfolio	854,475	1,023,043	(168,568)	1,651,999	2,360,203	(708,204)
ClearBridge Variable Large Cap Growth Portfolio	218,793	319,559	(100,766)	443,637	563,831	(120,194)
Pioneer Variable Contracts Trust
Fund Portfolio	67,601	18,065	49,536	25,002	20,409	4,593
Bond Portfolio	775,932	775,295	637	1,033,820	1,356,386	(322,566)
Strategic Income Portfolio	51,405	136,622	(85,217)	191,556	404,679	(213,123)
Equity Income Portfolio	72,885	118,383	(45,498)	69,666	146,608	(76,942)
High Yield Portfolio	989	5,776	(4,787)	11,179	21,520	(10,341)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Prudential Series Funds
Natural Resources Portfolio	1,249	9,353	(8,104)	16,800	45,315	(28,515)
Mid-Cap Growth Portfolio	59	282	(223)	143	574	(431)
PGIM Jennison Focused Blend Portfolio	—	—	—	40	18,205	(18,165)
PGIM Jennison Blend Portfolio	613	1,351	(738)	17,708	3	17,705
Royce Capital Fund
Micro-Cap Portfolio	469	839	(370)	763	10,027	(9,264)
Small Cap Portfolio	121,374	79,356	42,018	47,023	115,996	(68,973)
Alps Fund
Alerian Energy Infrastructure Portfolio	161,751	159,402	2,349	254,791	326,098	(71,307)
Global Opportunity Portfolio	8,405	11,109	(2,704)	17,500	31,085	(13,585)
American Funds IS
Asset Allocation Fund	878,129	1,663,258	(785,129)	444,484	1,658,766	(1,214,282)
Washington Mutual Investors Fund	512,600	502,474	10,126	464,359	528,347	(63,988)
Ultra-Short Bond Fund	224,982	618,351	(393,369)	695,882	1,776,117	(1,080,235)
Capital Income Builder Fund	332,565	301,374	31,191	252,094	196,893	55,201
Global Growth Fund	276,772	323,308	(46,536)	410,421	300,548	109,873
Capital World Growth and Income Fund	131,157	237,868	(106,711)	129,080	229,711	(100,631)
Global Small Capitalization Fund	62,986	101,445	(38,459)	64,565	58,930	5,635
Growth Fund	544,949	496,750	48,199	530,429	586,987	(56,558)
Growth-Income Fund	610,510	462,597	147,913	549,220	642,846	(93,626)
International Fund	118,986	201,095	(82,109)	168,693	266,254	(97,561)
International Growth and Income Fund	87,894	155,911	(68,017)	134,265	177,725	(43,460)
New World Fund	199,202	363,669	(164,467)	425,715	696,197	(270,482)
U.S. Government Securities Fund	262,001	869,652	(607,651)	422,538	1,178,565	(756,027)
Global Balanced Fund	47,581	2,966	44,615	6,917	—	6,917
The Bond Fd of America Fund	465,658	12,105	453,553	2,457	—	2,457
Invesco Oppenheimer
International Growth Fund	225,425	292,259	(66,834)	525,985	575,882	(49,897)
T. Rowe Price
Blue Chip Growth Portfolio	422,171	705,927	(283,756)	842,267	883,440	(41,173)
Health Sciences Portfolio	300,264	345,198	(44,934)	492,618	340,114	152,504
Equity Income Portfolio	92,931	21,133	71,798	4,903	—	4,903
Mid-Cap Growth Portfolio	129,125	11,518	117,607	3,880	—	3,880
John Hancock Variable Insurance Trust
Financial Industries Portfolio	40,518	65,307	(24,789)	69,408	74,313	(4,905)
Fundamental All Cap Core Portfolio	30	1,793	(1,763)	37	725	(688)
Select Bond Portfolio	17,890	15,467	2,423	3,265	804	2,461
Strategic Income Opportunities Portfolio	80,847	24,896	55,951	18,271	14,059	4,212
Federated Hermes
High Income Bond Portfolio	25,332	80,676	(55,344)	57,704	32,748	24,956
Kaufmann Portfolio	29,068	141,768	(112,700)	305,817	311,482	(5,665)
Managed Volatility Portfolio	13,461	21,441	(7,980)	1,118	409	709
Principal Variable Contracts
Blue Chip Fund	84,127	40,523	43,604	71,604	36,066	35,538
Equity Income Fund	7,221	6,681	540	14,526	4,837	9,689
Diversified Balance Fund	39,797	20,579	19,218	154,615	8,781	145,834
Diversified Growth Fund	74,906	1,908	72,998	4,537	499	4,038
Diversified Income Fund	7,345	295	7,050	2,966	19	2,947

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Putnam Variable Trust
Core Equity Fund	4,304	—	4,304	—	—	—
Emerging Markets Equity Fund	—	—	—	—	—	—
Focused International Equity Fund	—	—	—	—	—	—
George Putnam Balanced Fund	166	—	166	—	—	—
Global Asset Allocation Fund	—	—	—	—	—	—
Global Health Care Fund	3,062	—	3,062	—	—	—
High Yield Fund	—	—	—	—	—	—
International Equity Fund	—	—	—	—	—	—
International Value Fund	59,805	2,335	57,470	—	—	—
Large Cap Growth Fund	14,988	247	14,741	—	—	—
Large Cap Value Fund	203,590	9,985	193,605	—	—	—
Research Fund	—	—	—	—	—	—
Small Cap Growth Fund	20,706	73	20,633	—	—	—
Small Cap Value Fund	5,457	—	5,457	—	—	—

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

5.Financial Highlights
The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table illustrates the lowest and highest total return by portfolio currently offered by the Company. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Net assets represented by
Fidelity Variable Insurance Products
Government Money Market Portfolio
2024	673,093	$7.85 to 14.12	$7,668,025	4.99%	0.25% to 1.55%	2.34% to 4.10%
2023	788,167	7.67 to 13.63	$8,371,840	4.77%	0.95% to 1.55%	2.16% to 3.90%
2022	914,790	7.51 to 13.17	$9,601,795	1.38%	0.95% to 1.55%	-1.21% to 0.48%
2021	1,121,947	7.60 to 13.17	$11,180,275	0.01%	0.95% to 1.55%	-2.61% to -0.94%
2020	930,135	7.81 to 13.36	$9,787,427	0.30%	0.95% to 1.55%	-2.30% to -0.63%

High Income Portfolio
2024	214,798	10.54 to 30.23	$3,662,317	6.09%	0.95% to 1.65%	6.24% to 7.64%
2023	252,439	9.81 to 28.10	$3,945,999	5.40%	0.95% to 1.65%	7.85% to 9.25%
2022	293,450	9.00 to 25.73	$4,226,913	4.49%	0.95% to 1.65%	-13.59% to -12.46%
2021	345,235	10.30 to 29.41	$5,927,974	5.15%	0.95% to 1.65%	2.02% to 3.30%
2020	378,909	10.83 to 28.47	$6,587,049	3.59%	0.95% to 1.65%	0.19% to 1.45%

Equity-Income Portfolio
2024	117,241	26.41 to 90.95	$6,260,513	1.69%	0.95% to 1.55%	12.03% to 13.96%
2023	134,614	23.52 to 79.96	$6,185,295	1.72%	0.95% to 1.55%	7.50% to 9.34%
2022	160,698	21.84 to 73.28	$6,621,979	1.74%	0.95% to 1.55%	-7.72% to -6.14%
2021	164,506	23.62 to 78.19	$7,336,927	1.77%	0.95% to 1.55%	21.35% to 23.43%
2020	185,468	19.42 to 63.49	$6,685,108	1.54%	0.95% to 1.55%	3.66% to 5.43%

Growth Portfolio
2024	74,386	53.72 to 165.43	$9,804,094	0.00%	0.95% to 1.55%	27.10% to 28.84%
2023	80,389	42.26 to 128.67	$8,692,355	0.11%	0.95% to 1.55%	32.81% to 34.61%
2022	92,402	31.82 to 95.77	$7,258,377	0.53%	0.95% to 1.55%	-26.36% to -25.36%
2021	102,122	43.21 to 128.57	$10,655,095	0.00%	0.95% to 1.55%	20.11% to 21.74%
2020	103,342	39.25 to 105.81	$9,135,476	0.07%	0.95% to 1.55%	40.08% to 42.19%

Overseas Portfolio
2024	161,522	17.72 to 37.02	$4,329,761	1.37%	0.95% to 1.65%	2.05% to 3.81%
2023	217,851	17.32 to 35.74	$5,558,646	0.85%	0.95% to 1.65%	17.09% to 19.09%
2022	233,508	14.77 to 30.07	$4,973,491	0.76%	0.95% to 1.65%	-26.65% to -25.39%
2021	243,061	20.09 to 40.38	$7,023,296	0.34%	0.95% to 1.65%	16.27% to 18.26%
2020	282,895	17.25 to 34.21	$6,929,633	0.22%	0.95% to 1.65%	12.32% to 14.24%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Mid Cap Portfolio
2024	661,182	12.74 to 72.38	$18,682,252	0.38%	0.95% to 1.65%	14.32% to 16.12%
2023	650,624	11.00 to 62.36	$16,736,415	0.39%	0.95% to 1.65%	12.93% to 13.78%
2022	674,939	9.71 to 54.84	$15,717,066	0.26%	0.95% to 1.65%	-17.02% to -2.88%
2021	712,340	11.81 to 65.11	$20,066,480	0.40%	0.95% to 1.65%	22.27% to 24.12%
2020	665,757	13.35 to 52.45	$16,098,689	0.36%	0.95% to 1.65%	14.67% to 16.75%

Asset Manager Portfolio
2024	26,233	19.99 to 43.46	$800,057	2.39%	0.95% to 1.55%	5.76% to 7.21%
2023	27,307	18.90 to 40.62	$790,245	2.17%	0.95% to 1.55%	10.10% to 11.59%
2022	31,505	17.17 to 36.47	$859,857	1.93%	0.95% to 1.55%	-17.08% to -15.95%
2021	31,626	20.70 to 43.48	$1,031,943	1.45%	0.95% to 1.55%	7.19% to 8.64%
2020	35,853	19.31 to 40.11	$1,116,302	1.28%	0.95% to 1.55%	11.93% to 13.45%

Investment Grade Bond Portfolio
2024	545,330	8.91 to 24.97	$5,835,643	3.55%	0.95% to 1.55%	-0.97% to 0.58%
2023	535,584	8.93 to 24.88	$5,806,652	2.75%	0.95% to 1.55%	3.44% to 5.00%
2022	300,195	8.56 to 23.76	$3,823,171	2.23%	0.95% to 1.55%	-15.18% to -14.03%
2021	237,429	10.03 to 27.68	$4,023,759	1.96%	0.95% to 1.55%	-3.15% to 0.62%
2020	166,405	13.39 to 28.24	$3,431,417	2.08%	0.95% to 1.55%	6.52% to 8.13%

Index 500 Portfolio
2024	556,817	21.65 to 142.68	$23,250,064	1.14%	0.95% to 1.65%	21.19% to 23.40%
2023	615,857	17.59 to 115.86	$21,699,324	1.31%	0.95% to 1.65%	22.48% to 24.69%
2022	686,293	14.15 to 93.10	$19,650,780	1.21%	0.95% to 1.65%	-20.63% to -19.19%
2021	739,648	17.56 to 115.43	$26,774,969	1.10%	0.95% to 1.65%	24.78% to 27.05%
2020	824,903	13.87 to 91.04	$23,666,018	1.51%	0.95% to 1.65%	14.75% to 16.83%

Contrafund Portfolio
2024	1,417,041	16.15 to 177.26	$58,344,133	0.05%	0.95% to 1.65%	30.20% to 32.24%
2023	1,200,515	12.24 to 134.37	$41,188,567	0.30%	0.95% to 1.65%	29.91% to 31.93%
2022	1,311,411	9.29 to 102.10	$34,343,886	0.27%	0.95% to 1.65%	-28.27% to -27.15%
2021	1,362,179	12.78 to 140.51	$50,817,963	0.03%	0.95% to 1.65%	24.43% to 26.31%
2020	1,178,776	12.37 to 111.47	$39,822,428	0.10%	0.95% to 1.65%	27.08% to 29.00%

Asset Manager: Growth Portfolio
2024	17,984	22.48 to 50.56	$724,205	1.60%	0.95% to 1.55%	8.02% to 9.50%
2023	23,409	20.81 to 46.27	$877,080	1.79%	0.95% to 1.55%	13.42% to 14.95%
2022	23,878	18.35 to 40.32	$782,749	1.70%	0.95% to 1.55%	-18.93% to -17.83%
2021	24,215	22.63 to 49.19	$969,478	1.38%	0.95% to 1.55%	11.10% to 12.61%
2020	24,803	20.37 to 43.77	$887,421	0.99%	0.95% to 1.55%	14.29% to 15.84%

Balanced Portfolio
2024	91,077	32.53 to 52.52	$4,052,388	1.83%	0.95% to 1.55%	12.99% to 14.53%
2023	85,055	28.79 to 45.95	$3,323,261	1.61%	0.95% to 1.55%	18.49% to 20.09%
2022	87,409	24.30 to 38.34	$2,909,180	1.07%	0.95% to 1.55%	-20.04% to -18.96%
2021	97,357	30.39 to 47.38	$3,990,135	0.80%	0.95% to 1.55%	15.31% to 16.88%
2020	107,172	26.36 to 40.63	$3,734,962	1.23%	0.95% to 1.55%	19.35% to 20.97%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Growth & Income Portfolio
2024	31,113	37.63 to 69.85	$1,869,004	1.44%	0.95% to 1.55%	19.17% to 20.80%
2023	33,072	30.22 to 57.97	$1,679,924	1.33%	0.95% to 1.55%	15.51% to 17.25%
2022	56,123	26.17 to 49.51	$2,221,263	1.73%	0.95% to 1.55%	-7.46% to -6.07%
2021	42,571	28.28 to 52.82	$1,912,317	2.49%	0.95% to 1.55%	22.60% to 24.45%
2020	40,129	22.03 to 42.53	$1,519,482	1.81%	0.95% to 1.55%	4.68% to 6.58%

Growth Opportunities Portfolio
2024	2,324,744	13.03 to 98.82	$51,772,320	0.00%	0.25% to 1.65%	35.19% to 37.31%
2023	2,438,693	9.51 to 72.01	$40,676,621	0.00%	0.95% to 1.65%	41.8% to 44.01%
2022	2,179,357	6.62 to 50.03	$25,629,581	0.00%	0.95% to 1.65%	-39.81% to -14.52%
2021	1,773,452	10.85 to 82.38	$36,217,102	0.00%	0.95% to 1.65%	8.97% to 10.61%
2020	859,730	15.19 to 75.22	$19,518,772	0.00%	0.95% to 1.65%	64.16% to 66.64%

Value Strategies Portfolio
2024	87,195	14.71 to 44.09	$2,854,342	0.84%	0.95% to 1.65%	6.50% to 8.12%
2023	83,513	18.18 to 40.78	$2,609,602	0.74%	0.95% to 1.65%	17.70% to 19.47%
2022	125,231	15.27 to 34.13	$3,313,053	0.80%	0.95% to 1.65%	-9.59% to -8.22%
2021	145,209	16.68 to 37.19	$4,164,179	1.29%	0.95% to 1.65%	30.12% to 32.08%
2020	158,855	12.67 to 28.16	$3,461,782	0.93%	0.95% to 1.65%	5.41% to 7.00%

Strategic Income Portfolio
2024	1,267,470	10.11 to 13.15	$15,578,150	3.84%	1.15% to 1.65%	4.03% to 4.82%
2023	1,151,122	9.66 to 12.57	$13,738,557	4.25%	1.15% to 1.65%	7.40% to 8.20%
2022	1,215,429	8.95 to 11.65	$13,518,369	3.20%	1.15% to 1.65%	-12.96% to -12.31%
2021	1,311,712	10.23 to 13.32	$16,820,518	2.66%	1.15% to 1.65%	2.04% to 2.35%
2020	1,058,570	10.85 to 13.01	$13,485,831	3.11%	1.15% to 1.65%	5.72% to 5.93%

Emerging Markets Portfolio
2024	312,003	8.39 to 15.94	$4,627,407	1.17%	1.15% to 1.65%	7.90% to 8.72%
2023	383,613	7.73 to 14.70	$5,081,295	1.99%	1.15% to 1.65%	7.70% to 8.51%
2022	378,517	7.14 to 13.58	$4,847,182	1.46%	1.15% to 1.65%	-21.67% to -21.08%
2021	392,805	9.07 to 17.25	$6,271,407	2.11%	1.15% to 1.65%	-3.72% to -3.53%
2020	307,443	16.41 to 17.88	$5,427,630	0.56%	1.15% to 1.65%	29.12% to 29.38%

Real Estate Portfolio
2024	838,706	11.43 to 18.05	$14,186,906	3.72%	1.15% to 1.65%	4.50% to 5.29%
2023	999,261	10.88 to 17.19	$16,155,368	2.21%	1.15% to 1.65%	9.08% to 9.90%
2022	1,093,124	9.92 to 15.68	$16,300,362	1.11%	1.15% to 1.65%	-28.88% to -28.34%
2021	1,183,454	13.87 to 21.94	$25,046,160	0.96%	1.15% to 1.65%	36.38% to 37.06%
2020	1,174,541	10.54 to 16.01	$18,444,735	1.83%	1.15% to 1.65%	-8.04% to -7.86%

Funds Manager 50% Portfolio
2024	319,798	10.98 to 18.24	$5,414,910	1.97%	1.15% to 1.65%	6.59% to 7.29%
2023	455,948	10.25 to 17.02	$7,145,857	2.42%	1.15% to 1.65%	10.92% to 11.53%
2022	476,238	9.20 to 15.29	$6,685,802	1.75%	1.15% to 1.65%	-15.19% to -14.89%
2021	506,181	10.82 to 17.99	$8,578,042	0.90%	1.15% to 1.65%	8.40% to 8.62%
2020	652,743	13.07 to 16.56	$10,514,394	1.07%	1.15% to 1.65%	12.36% to 12.58%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Funds Manager 70% Portfolio
2024	243,346	11.68 to 22.59	$4,955,417	1.59%	1.15% to 1.65%	8.86% to 9.46%
2023	268,044	10.67 to 20.65	$5,018,927	1.88%	1.15% to 1.65%	13.68% to 14.31%
2022	271,929	9.34 to 18.07	$4,533,866	1.40%	1.15% to 1.65%	-17.17% to -16.71%
2021	273,919	11.21 to 21.71	$5,517,097	0.94%	1.15% to 1.65%	12.90% to 13.13%
2020	211,343	13.83 to 19.19	$3,988,691	0.75%	1.15% to 1.65%	14.38% to 14.61%

Funds Manager 85% Portfolio
2024	115,136	12.16 to 26.36	$2,366,297	1.38%	1.15% to 1.65%	10.53% to 11.37%
2023	85,817	10.94 to 23.73	$1,713,506	1.40%	1.15% to 1.65%	15.56% to 16.43%
2022	98,669	9.42 to 20.43	$1,698,499	1.04%	1.15% to 1.65%	-18.55% to -17.93%
2021	77,511	11.50 to 24.96	$1,580,166	0.90%	1.15% to 1.65%	16.06% to 16.30%
2020	51,994	14.43 to 21.46	$1,025,047	0.67%	1.15% to 1.65%	15.69% to 15.92%

Government Money Market Portfolio Service Class 2
2024	9,504,779	9.71 to 10.74	$96,854,676	5.26%	1.15% to 1.65%	3.11% to 3.89%
2023	6,294,367	9.39 to 10.37	$60,886,111	4.92%	1.15% to 1.65%	2.93% to 3.60%
2022	1,167,641	9.09 to 10.04	$10,859,494	1.20%	1.15% to 1.65%	-0.09% to 0.44%
2021	409,542	9.10 to 9.79	$3,739,334	0.01%	1.15% to 1.65%	-1.33% to -1.13%
2020	471,550	9.22 to 9.34	$4,357,277	0.22%	1.15% to 1.65%	-1.11% to -0.91%

International Capital Appreciation Portfolio
2024	408,252	10.72 to 14.99	$5,776,536	0.64%	1.15% to 1.65%	6.14% to 6.95%
2023	397,406	10.04 to 14.05	$5,284,010	0.17%	1.15% to 1.65%	25.10% to 26.04%
2022	347,377	7.98 to 11.17	$3,744,480	0.10%	1.15% to 1.65%	-27.77% to -27.23%
2021	201,884	10.99 to 15.39	$3,047,690	0.00%	1.15% to 1.65%	10.61% to 10.83%
2020	46,564	13.87 to 13.89	$646,274	0.18%	1.15% to 1.65%	38.70% to 38.88%

Energy Portfolio
2024	76,586	9.92 to 9.97	$760,713	3.04%	1.15% to 1.65%	2.61% to 2.61%
2023	347	9.67 to 9.67	$3,359	3.64%	1.15% to 1.65%	-3.33% to -3.33%

Lincoln VIP American Century
Balanced Fund
2024	383,289	11.75 to 40.09	$5,429,743	1.91%	0.95% to 1.65%	9.01% to 11.00%
2023	395,043	20.62 to 36.28	$5,152,180	1.73%	0.95% to 1.65%	13.26% to 15.31%
2022	381,422	9.25 to 31.60	$4,370,046	1.01%	0.95% to 1.65%	-19.51% to -18.05%
2021	293,229	11.34 to 38.74	$4,445,373	0.55%	0.95% to 1.65%	12.63% to 14.68%
2020	171,886	11.17 to 33.93	$2,639,998	1.04%	0.95% to 1.65%	9.48% to 11.46%

Capital Appreciation Fund
2024	45,422	11.370 to 87.79	$2,099,774	0.00%	0.95% to 1.55%	13.73% to 23.79%
2023	30,629	45.76 to 71.24	$1,866,327	0.00%	0.95% to 1.55%	17.78% to 19.55%
2022	30,055	39.48 to 59.86	$1,554,367	0.00%	0.95% to 1.55%	-29.67% to -28.79%
2021	37,917	55.38 to 84.43	$2,743,993	0.00%	0.95% to 1.55%	8.46% to 10.10%
2020	35,591	51.06 to 77.03	$2,380,600	0.00%	0.95% to 1.55%	39.01% to 41.11%

International Fund
2024	93,685	13.38 to 27.25	$2,217,407	1.47%	0.95% to 1.90%	-0.99% to 1.48%
2023	103,286	10.70 to 26.93	$2,435,497	1.38%	0.95% to 1.90%	8.41% to 11.37%
2022	120,287	9.87 to 24.26	$2,513,047	1.20%	0.95% to 1.90%	-27.55% to -25.57%
2021	130,562	13.63 to 32.70	$3,687,149	0.04%	0.95% to 1.90%	4.71% to 7.57%
2020	145,052	13.01 to 30.49	$3,854,284	0.37%	0.95% to 1.90%	21.15% to 24.47%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Value Fund
2024	2,911,852	13.57 to 66.60	$72,039,933	2.75%	0.95% to 1.65%	6.42% to 8.30%
2023	3,319,358	10.94 to 61.69	$76,369,729	2.16%	0.95% to 1.65%	6.18% to 16.43%
2022	3,579,528	11.64 to 57.34	$78,502,176	1.93%	0.95% to 1.65%	-2.31% to -0.59%
2021	3,622,389	11.73 to 57.84	$83,459,581	1.65%	0.95% to 1.65%	21.03% to 23.11%
2020	3,366,384	11.91 to 47.11	$65,728,799	1.93%	0.95% to 1.65%	-1.81% to -0.12%

Disciplined Core Value Fund
2024	347,955	12.24 to 41.00	$5,488,611	1.12%	0.95% to 1.90%	8.72% to 11.82%
2023	379,138	10.97 to 36.43	$5,523,255	1.28%	0.95% to 1.90%	4.32% to 7.27%
2022	401,414	10.24 to 34.00	$5,581,814	1.51%	0.95% to 1.90%	-15.99% to -13.61%
2021	404,854	11.88 to 39.51	$6,796,119	0.90%	0.95% to 1.90%	18.86% to 22.18%
2020	169,691	11.78 to 32.40	$2,829,639	1.62%	0.95% to 1.90%	7.40% to 10.39%

Inflation Protection Fund
2024	571,837	9.29 to 14.37	$6,092,868	3.36%	0.95% to 1.65%	-0.93% to 0.62%
2023	758,642	9.25 to 14.29	$7,908,115	3.13%	0.95% to 1.65%	0.90% to 2.48%
2022	843,072	9.05 to 13.95	$8,589,219	5.82%	0.95% to 1.65%	-15.18% to -13.85%
2021	917,451	10.52 to 16.20	$10,982,251	2.94%	0.95% to 1.65%	3.70% to 5.26%
2020	499,768	10.42 to 15.39	$6,057,618	1.30%	0.95% to 1.65%	6.90% to 8.52%

Large Company Value Fund
2024	31,106	18.13 to 30.28	$802,753	2.22%	0.95% to 1.90%	6.70% to 9.47%
2023	30,720	17.00 to 27.66	$709,993	1.70%	0.95% to 1.90%	0.22% to 2.80%
2022	65,616	16.96 to 26.91	$1,449,982	2.12%	0.95% to 1.90%	-3.87% to -1.40%
2021	26,205	17.64 to 27.29	$581,814	1.48%	0.95% to 1.90%	17.35% to 20.38%
2020	22,008	15.03 to 22.67	$410,305	1.24%	0.95% to 1.90%	-1.04% to 1.52%

Mid Cap Value Fund
2024	1,367,556	12.95 to 45.89	$33,399,619	2.35%	0.95% to 1.90%	4.56% to 7.54%
2023	1,552,300	12.06 to 42.69	$35,532,883	2.13%	0.95% to 1.90%	2.19% to 5.08%
2022	1,698,085	11.50 to 40.65	$38,660,896	2.06%	0.95% to 1.90%	-4.96% to -2.27%
2021	1,656,790	11.79 to 41.61	$40,422,702	1.07%	0.95% to 1.90%	18.55% to 21.85%
2020	1,465,158	11.72 to 34.15	$30,621,899	1.49%	0.95% to 1.90%	-2.56% to 0.15%

Ultra Fund
2024	312,317	14.83 to 69.73	$12,576,796	0.00%	0.95% to 1.90%	24.17% to 27.46%
2023	340,507	11.66 to 54.73	$10,956,265	0.00%	0.95% to 1.90%	38.43% to 41.99%
2022	239,708	8.23 to 38.57	$5,798,287	0.00%	0.95% to 1.90%	-34.78% to -33.07%
2021	209,522	12.31 to 57.65	$8,190,316	0.00%	0.95% to 1.90%	18.77% to 21.83%
2020	176,506	13.73 to 47.32	$6,680,541	0.00%	0.95% to 1.90%	44.41% to 48.14%

MFS Variable Insurance Trust
Research Series
2024	6,263	48.45 to 58.20	$338,275	0.56%	0.95% to 1.40%	15.97% to 17.43%
2023	7,590	41.57 to 50.06	$355,343	0.44%	0.95% to 1.40%	19.77% to 20.97%
2022	8,860	34.62 to 41.80	$345,456	0.36%	0.95% to 1.40%	-19.02% to -18.21%
2021	11,075	42.65 to 51.62	$522,728	0.46%	0.95% to 1.40%	22.11% to 23.34%
2020	11,622	29.91 to 42.27	$449,673	0.58%	0.95% to 1.40%	13.50% to 15.21%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Growth Series
2024	24,573	67.27 to 88.14	$1,951,071	0.00%	0.95% to 1.40%	28.28% to 29.91%
2023	25,126	52.17 to 68.54	$1,542,845	0.00%	0.95% to 1.40%	32.90% to 34.23%
2022	27,683	35.64 to 51.57	$1,263,463	0.00%	0.95% to 1.40%	-33.25% to -32.45%
2021	33,610	53.40 to 77.11	$2,249,571	0.00%	0.95% to 1.40%	20.26% to 22.07%
2020	35,031	43.03 to 63.80	$1,922,507	0.00%	0.95% to 1.40%	28.35% to 30.29%

Investors Trust Series
2024	6,275	43.53 to 51.70	$300,365	0.65%	0.95% to 1.40%	16.91% to 18.09%
2023	6,793	37.14 to 43.78	$275,592	0.55%	0.95% to 1.40%	16.09% to 17.55%
2022	12,473	27.48 to 37.25	$424,738	0.39%	0.95% to 1.40%	-18.70% to -17.47%
2021	15,163	33.80 to 45.13	$629,438	0.64%	0.95% to 1.40%	23.45% to 25.31%
2020	9,831	28.48 to 36.02	$330,272	0.53%	0.95% to 1.40%	11.35% to 12.53%

New Discovery Series
2024	323,994	7.92 to 79.77	$6,963,470	0.00%	0.95% to 1.65%	3.85% to 5.47%
2023	298,098	7.52 to 75.81	$6,943,912	0.00%	0.95% to 1.65%	11.50% to 13.23%
2022	296,274	6.65 to 67.19	$6,468,801	0.00%	0.95% to 1.65%	-31.41% to -30.62%
2021	261,698	9.61 to 97.00	$8,911,462	0.00%	0.95% to 1.65%	-0.89% to 0.61%
2020	242,603	14.37 to 96.63	$8,811,176	0.00%	0.95% to 1.65%	42.06% to 44.21%

Corporate Bond Portfolio
2024	424,497	8.87 to 11.54	$4,668,115	3.89%	1.15% to 1.65%	1.01% to 1.77%
2023	444,747	8.73 to 11.37	$4,815,715	3.77%	1.15% to 1.65%	7.12% to 7.92%
2022	456,798	8.11 to 10.56	$4,641,603	2.82%	1.15% to 1.65%	-17.99% to -17.37%
2021	545,360	9.83 to 12.81	$6,786,809	2.79%	1.15% to 1.65%	-3.07% to -2.78%
2020	507,623	10.69 to 13.18	$6,553,210	3.23%	1.15% to 1.65%	8.86% to 9.07%

Emerging Markets Equity Portfolio
2024	480,462	8.40 to 11.96	$5,027,270	2.25%	1.15% to 1.65%	9.48% to 10.31%
2023	489,392	7.63 to 10.90	$4,674,879	1.20%	1.15% to 1.65%	8.90% to 9.72%
2022	490,510	6.96 to 9.99	$4,333,857	3.83%	1.15% to 1.65%	-21.25% to -20.66%
2021	443,247	8.80 to 12.66	$4,978,993	0.29%	1.15% to 1.65%	-8.55% to -8.09%
2020	347,963	12.31 to 13.80	$4,326,030	2.65%	1.15% to 1.65%	8.85% to 9.07%

Technology Portfolio
2024	352,484	14.81 to 64.51	$14,247,575	0.00%	1.15% to 1.65%	34.20% to 35.21%
2023	250,446	10.98 to 47.83	$8,931,034	0.00%	1.15% to 1.65%	51.31% to 52.44%
2022	255,364	7.22 to 31.45	$5,976,160	0.00%	1.15% to 1.65%	-36.90% to -36.43%
2021	242,501	11.37 to 49.60	$10,190,011	0.00%	1.15% to 1.65%	11.91% to 12.13%
2020	223,568	22.64 to 44.24	$9,325,705	0.00%	1.15% to 1.65%	44.44% to 44.73%

Global Tactical Allocation Portfolio
2024	67,766	10.31 to 14.67	$942,223	0.50%	1.15% to 1.65%	3.06% to 3.53%
2023	69,025	9.96 to 14.18	$931,440	0.14%	1.15% to 1.65%	7.67% to 8.15%
2022	87,652	9.21 to 13.11	$1,120,198	1.93%	1.15% to 1.65%	-8.68% to -8.50%
2021	101,409	11.81 to 14.33	$1,431,242	0.74%	1.15% to 1.65%	1.21% to 1.41%
2020	102,241	11.66 to 14.13	$1,425,162	1.41%	1.15% to 1.65%	4.56% to 4.77%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
International Intrinsic Value Portfolio
2024	648,882	10.13 to 24.28	$13,578,210	1.19%	1.15% to 1.65%	5.20% to 6.00%
2023	713,627	9.58 to 22.97	$14,421,836	0.48%	1.15% to 1.65%	15.45% to 16.32%
2022	706,289	8.25 to 19.79	$12,895,443	0.43%	1.15% to 1.65%	-25.00% to -24.44%
2021	755,556	10.94 to 26.26	$18,677,437	0.13%	1.15% to 1.65%	8.58% to 9.02%
2020	727,659	12.25 to 24.09	$17,035,693	0.76%	1.15% to 1.65%	18.59% to 18.83%

Utilities Series Portfolio
2024	635,826	11.70 to 22.70	$13,518,372	2.14%	1.15% to 1.65%	9.51% to 10.34%
2023	652,651	10.63 to 20.63	$12,646,204	2.97%	1.15% to 1.65%	-3.93% to -3.20%
2022	789,296	11.00 to 21.36	$15,660,116	2.32%	1.15% to 1.65%	-1.16% to -0.42%
2021	567,882	11.07 to 21.50	$11,760,574	1.60%	1.15% to 1.65%	12.07% to 12.52%
2020	584,085	11.45 to 19.11	$10,974,016	2.18%	1.15% to 1.65%	4.20% to 4.41%

Blended Research Core Equity Portfolio
2024	263,406	16.54 to 26.81	$6,446,488	0.88%	1.15% to 1.65%	23.11% to 24.05%
2023	247,422	13.36 to 21.67	$5,023,472	1.02%	1.15% to 1.65%	26.11% to 27.06%
2022	214,647	10.54 to 17.10	$3,459,958	0.93%	1.15% to 1.65%	-17.57% to -16.95%
2021	148,687	12.72 to 20.64	$2,979,636	0.91%	1.15% to 1.65%	27.07% to 27.71%
2020	111,347	12.16 to 16.16	$1,773,875	1.22%	1.15% to 1.65%	13.51% to 13.74%

Global Real Estate Portfolio
2024	84,731	9.90 to 11.46	$887,152	1.63%	1.15% to 1.65%	-4.53% to -3.80%
2023	84,590	10.31 to 11.98	$926,239	0.47%	1.15% to 1.65%	9.39% to 10.21%
2022	87,455	9.37 to 10.93	$873,404	1.57%	1.15% to 1.65%	-28.26% to -27.79%
2021	41,261	13.01 to 15.19	$570,615	1.29%	1.15% to 1.65%	27.87% to 28.39%
2020	20,453	10.90 to 11.88	$223,797	2.29%	1.15% to 1.65%	-0.21% to -0.01%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2024	34,995	31.90 to 49.39	$1,477,049	0.89%	0.95% to 1.40%	18.26% to 19.46%
2023	35,344	21.73 to 41.53	$1,289,035	0.81%	0.95% to 1.40%	10.46% to 12.12%
2022	50,673	19.68 to 37.21	$1,588,535	1.18%	0.95% to 1.40%	-11.63% to -10.29%
2021	58,532	22.26 to 41.67	$2,048,656	1.12%	0.95% to 1.40%	25.90% to 27.80%
2020	57,719	21.11 to 32.75	$1,601,094	1.53%	0.95% to 1.40%	0.71% to 1.73%

Mid-Cap Stock Portfolio
2024	32,928	24.80 to 60.50	$1,410,132	0.45%	0.95% to 1.40%	12.39% to 13.81%
2023	38,958	22.05 to 53.40	$1,485,304	0.43%	0.95% to 1.40%	12.92% to 14.33%
2022	41,705	19.50 to 46.92	$1,406,074	0.69%	0.95% to 1.40%	-13.45% to -12.05%
2021	54,108	21.13 to 53.59	$2,037,574	0.59%	0.95% to 1.40%	25.46% to 27.48%
2020	59,659	17.80 to 42.22	$1,760,151	0.90%	0.95% to 1.40%	-0.08% to 1.53%

Bond-Debenture Portfolio
2024	1,764,926	9.73 to 14.39	$23,566,218	5.35%	1.15% to 1.65%	4.96% to 5.75%
2023	1,956,268	9.22 to 13.65	$24,840,890	4.87%	1.15% to 1.65%	4.81% to 5.60%
2022	2,180,746	8.75 to 12.95	$26,358,622	4.23%	1.15% to 1.65%	-14.23% to -13.58%
2021	2,216,628	10.15 to 15.03	$31,636,001	3.44%	1.15% to 1.65%	1.59% to 2.10%
2020	1,665,760	11.23 to 14.72	$23,849,233	3.66%	1.15% to 1.65%	5.86% to 6.07%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Fundamental Equity Portfolio
2024	101,083	13.89 to 27.27	$2,037,168	0.72%	1.15% to 1.65%	14.72% to 15.60%
2023	114,241	12.04 to 23.65	$2,034,514	0.55%	1.15% to 1.65%	12.76% to 13.61%
2022	125,716	10.62 to 20.87	$2,027,903	1.00%	1.15% to 1.65%	-13.25% to -12.77%
2021	130,704	12.19 to 23.98	$2,490,443	0.97%	1.15% to 1.65%	25.61% to 25.86%
2020	94,541	11.98 to 19.06	$1,711,130	1.12%	1.15% to 1.65%	0.40% to 0.61%

Developing Growth Portfolio
2024	206,906	7.34 to 30.61	$3,812,869	0.15%	1.15% to 1.65%	20.16% to 21.08%
2023	222,810	6.07 to 25.35	$3,699,711	0.00%	1.15% to 1.65%	6.41% to 7.21%
2022	256,051	5.68 to 23.70	$3,934,395	0.00%	1.15% to 1.65%	-37.03% to -36.56%
2021	276,246	8.96 to 37.46	$7,369,944	0.00%	1.15% to 1.65%	-4.34% to -3.86%
2020	162,728	15.76 to 38.96	$6,096,951	0.00%	1.15% to 1.65%	70.28% to 70.62%

Short Duration Income Portfolio
2024	1,445,511	10.09 to 10.90	$15,388,616	4.40%	0.25% to 1.65%	3.40% to 4.19%
2023	1,529,347	9.70 to 10.49	$15,715,007	4.21%	1.15% to 1.65%	3.34% to 4.11%
2022	1,806,807	9.34 to 10.10	$17,956,408	2.58%	1.15% to 1.65%	-6.61% to -5.91%
2021	2,096,756	9.94 to 10.76	$22,270,009	2.39%	1.15% to 1.65%	-0.72% to -0.52%
2020	1,794,042	10.58 to 10.82	$19,215,169	2.70%	1.15% to 1.65%	1.74% to 1.95%

Alger Fund
LargeCap Growth Portfolio
2024	89,226	37.37 to 67.66	$4,823,835	0.00%	0.95% to 1.40%	39.13% to 41.53%
2023	126,102	26.52 to 48.29	$4,725,998	0.00%	0.95% to 1.40%	29.21% to 31.42%
2022	126,522	20.27 to 37.11	$3,604,009	0.00%	0.95% to 1.40%	-40.26% to -39.23%
2021	136,898	33.51 to 61.68	$6,353,515	0.00%	0.95% to 1.40%	8.92% to 10.78%
2020	176,154	30.39 to 56.24	$7,542,435	0.16%	0.95% to 1.40%	62.67% to 65.45%

MidCap Growth Portfolio
2024	90,834	30.04 to 49.31	$3,571,120	0.00%	0.95% to 1.40%	17.89% to 19.92%
2023	107,543	25.43 to 41.53	$3,577,041	0.00%	0.95% to 1.40%	19.96% to 22.01%
2022	122,869	21.16 to 34.38	$3,329,477	0.00%	0.95% to 1.40%	-37.74% to -36.68%
2021	127,914	33.91 to 54.84	$5,462,834	0.00%	0.95% to 1.40%	1.48% to 3.22%
2020	141,563	33.35 to 53.66	$5,958,203	0.00%	0.95% to 1.40%	60.33% to 63.07%

Capital Appreciation Portfolio
2024	50,646	57.49 to 116.33	$3,934,345	0.00%	0.95% to 1.40%	44.53% to 46.73%
2023	60,816	39.36 to 80.09	$3,173,207	0.00%	0.95% to 1.40%	39.68% to 41.78%
2022	57,854	27.89 to 57.05	$2,095,083	0.00%	0.95% to 1.40%	-38.06% to -37.12%
2021	74,574	44.55 to 91.64	$4,377,840	0.00%	0.95% to 1.40%	16.24% to 18.00%
2020	87,877	37.93 to 78.45	$4,581,915	0.00%	0.95% to 1.40%	38.33% to 40.41%

SmallCap Growth Portfolio
2024	19,452	24.47 to 50.71	$546,566	0.37%	1.30% to 1.90%	5.55% to 7.10%
2023	21,148	22.95 to 47.35	$567,214	0.00%	1.30% to 1.90%	13.74% to 15.39%
2022	22,394	19.98 to 41.03	$530,498	0.00%	1.30% to 1.90%	-39.48% to -38.60%
2021	23,539	32.68 to 66.83	$906,085	0.00%	1.30% to 1.90%	-8.29% to -6.95%
2020	24,929	35.28 to 71.82	$1,036,808	0.98%	1.30% to 1.90%	63.19% to 65.57%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Capital Appreciation Portfolio Class S
2024	902,852	15.33 to 56.67	$43,426,046	0.00%	1.15% to 1.65%	45.33% to 46.44%
2023	1,090,090	10.49 to 38.80	$36,877,026	0.00%	1.15% to 1.65%	40.45% to 41.51%
2022	1,309,054	7.43 to 27.49	$31,891,779	0.00%	1.15% to 1.65%	-37.72% to -37.25%
2021	1,324,281	11.86 to 43.92	$53,315,224	0.00%	1.15% to 1.65%	16.89% to 17.47%
2020	1,414,534	13.04 to 37.38	$50,279,382	0.00%	1.15% to 1.65%	39.50% to 39.78%

Calvert Variable Series, Inc.
Mid Cap Growth Portfolio
2024	113,602	10.64 to 36.96	$2,318,628	0.12%	0.95% to 1.65%	8.08% to 9.23%
2023	128,831	9.76 to 34.20	$2,446,653	0.18%	0.95% to 1.65%	9.49% to 10.64%
2022	143,288	8.84 to 31.23	$2,501,167	0.00%	0.95% to 1.65%	-21.04% to -20.21%
2021	158,238	11.10 to 39.56	$3,630,609	0.22%	0.95% to 1.65%	12.81% to 13.94%
2020	169,492	14.52 to 35.07	$3,619,712	0.37%	0.95% to 1.65%	10.03% to 11.19%

SRI Balanced Portfolio
2024	500,337	12.81 to 17.34	$8,270,060	1.69%	0.95% to 1.65%	17.07% to 17.84%
2023	437,936	10.89 to 14.75	$6,230,883	1.70%	0.95% to 1.65%	14.75% to 15.38%
2022	447,839	9.49 to 12.82	$5,599,365	1.21%	0.95% to 1.65%	-16.68% to -16.22%
2021	397,554	11.35 to 15.34	$5,971,931	1.40%	0.95% to 1.65%	13.18% to 13.41%
2020	199,727	13.45 to 13.52	$2,690,929	1.72%	0.95% to 1.65%	13.22% to 13.44%

Calvert Variable Trust, Inc.
S&P 500 Index Portfolio
2024	32,603	15.70 to 64.01	$1,475,552	1.17%	0.95% to 1.65%	22.21% to 23.45%
2023	43,919	12.73 to 51.85	$1,606,799	1.46%	0.95% to 1.65%	23.37% to 24.73%
2022	41,398	10.22 to 41.57	$1,221,541	0.91%	0.95% to 1.65%	-19.99% to -19.11%
2021	78,224	20.25 to 51.39	$2,415,998	1.57%	0.95% to 1.65%	25.81% to 27.20%
2020	77,843	15.96 to 40.40	$1,945,124	1.37%	0.95% to 1.65%	15.71% to 16.98%

Invesco Variable Insurance Funds
Technology Fund
2024	18,367	45.53 to 69.33	$1,037,497	0.00%	0.95% to 1.40%	31.00% to 32.99%
2023	27,432	34.67 to 52.65	$1,144,620	0.00%	0.95% to 1.40%	43.40% to 45.56%
2022	20,421	24.08 to 36.54	$590,218	0.00%	0.95% to 1.40%	-41.40% to -40.52%
2021	28,361	40.13 to 62.04	$1,368,074	0.00%	0.95% to 1.40%	11.64% to 13.33%
2020	42,169	36.52 to 55.29	$1,828,280	0.00%	0.95% to 1.40%	42.58% to 44.73%

Managed Volatility Fund
2021	—	-	$0	4.22%	0.95% to 1.40%	n/a
2020	23,140	23.78 to 30.76	$648,472	1.75%	0.95% to 1.40%	-3.64% to -2.42%

Diversified Dividend Fund
2024	262,045	12.00 to 19.57	$3,380,955	1.87%	0.95% to 1.40%	10.74% to 12.14%
2023	217,647	10.80 to 17.46	$2,566,874	1.48%	0.95% to 1.40%	6.41% to 8.02%
2022	294,504	10.10 to 16.16	$3,273,278	2.50%	0.95% to 1.40%	-4.05% to -2.61%
2021	67,057	10.48 to 16.59	$998,265	2.36%	0.95% to 1.40%	4.80% to 17.77%
2020	57,070	11.42 to 14.09	$745,103	2.77%	0.95% to 1.40%	-2.04% to -0.81%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Health Care Fund
2024	30,029	29.79 to 38.33	$1,110,404	0.00%	0.95% to 1.40%	1.89% to 3.18%
2023	22,364	29.19 to 37.15	$790,134	0.00%	0.95% to 1.40%	0.94% to 2.05%
2022	28,861	28.92 to 36.40	$999,125	0.00%	0.95% to 1.40%	-15.20% to -14.14%
2021	30,187	33.17 to 42.39	$1,219,513	0.18%	0.95% to 1.40%	9.58% to 11.24%
2020	42,262	30.27 to 38.11	$1,535,526	0.27%	0.95% to 1.40%	11.69% to 13.38%

Global Real Estate Fund
2024	6,353	8.42 to 12.23	$61,625	2.23%	1.30% to 1.90%	-5.54% to -3.62%
2023	7,760	8.91 to 12.69	$80,136	1.14%	1.30% to 1.90%	5.04% to 7.16%
2022	8,681	8.49 to 11.85	$84,692	2.31%	1.30% to 1.90%	-27.75% to -26.29%
2021	9,848	11.75 to 16.07	$132,519	2.59%	1.30% to 1.90%	21.07% to 23.52%
2020	10,620	9.70 to 13.01	$116,666	2.86%	1.30% to 1.90%	-15.62% to -13.91%

International Equity Fund
2024	14,656	11.62 to 16.41	$193,804	1.53%	1.30% to 1.90%	-3.03% to -1.21%
2023	16,037	11.98 to 16.62	$216,868	0.00%	1.30% to 1.90%	13.94% to 16.06%
2022	15,295	10.52 to 14.32	$179,775	1.13%	1.30% to 1.90%	-21.23% to -19.76%
2021	13,190	13.35 to 17.84	$197,995	0.90%	1.30% to 1.90%	2.08% to 3.98%
2020	18,888	13.08 to 17.16	$274,266	2.29%	1.30% to 1.90%	9.94% to 11.99%

Main Street Mid Cap Fund
2024	8,192	19.14 to 25.80	$174,337	0.13%	1.30% to 1.90%	13.04% to 14.87%
2023	9,881	16.63 to 22.07	$186,845	0.04%	1.30% to 1.90%	10.40% to 12.17%
2022	11,906	15.07 to 19.67	$201,986	0.07%	1.30% to 1.90%	-17.27% to -15.94%
2021	12,566	18.50 to 23.77	$256,318	0.25%	1.30% to 1.90%	18.94% to 20.85%
2020	16,785	15.33 to 19.67	$291,398	0.43%	1.30% to 1.90%	5.35% to 7.16%

Core Bond Fund
2022	—	-	$0	5.57%	1.15% to 1.65%	n/a
2021	378,191	9.77 to 11.73	$4,303,595	1.87%	1.15% to 1.65%	-3.16% to -2.97%
2020	329,083	11.56 to 12.08	$3,936,503	3.07%	1.15% to 1.65%	7.96% to 8.17%

Discovery Mid Cap Growth Fund
2024	274,462	10.58 to 27.23	$6,069,889	0.00%	1.15% to 1.65%	21.88% to 22.80%
2023	278,881	8.63 to 22.23	$5,172,491	0.00%	1.15% to 1.65%	11.01% to 11.84%
2022	291,563	7.73 to 19.93	$4,962,407	0.00%	1.15% to 1.65%	-32.26% to -31.75%
2021	282,423	11.35 to 29.27	$7,275,896	0.00%	1.15% to 1.65%	16.85% to 17.43%
2020	167,268	13.48 to 24.92	$3,961,727	0.00%	1.15% to 1.65%	38.36% to 38.63%

Global Fund
2024	330,885	11.82 to 21.80	$6,728,771	0.00%	1.15% to 1.65%	13.87% to 14.74%
2023	401,949	10.32 to 19.05	$7,140,575	0.00%	1.15% to 1.65%	32.25% to 33.25%
2022	427,058	7.76 to 14.33	$5,761,990	0.00%	1.15% to 1.65%	-33.05% to -32.55%
2021	350,596	11.53 to 21.30	$7,192,700	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	317,456	13.41 to 18.71	$5,816,026	0.40%	1.15% to 1.65%	25.63% to 25.88%

Main Street Fund
2024	451,302	14.54 to 26.03	$9,980,414	0.00%	1.15% to 1.65%	21.36% to 22.28%
2023	459,823	11.91 to 21.34	$8,347,830	0.47%	1.15% to 1.65%	20.83% to 21.73%
2022	559,502	9.81 to 17.58	$8,517,650	1.06%	1.15% to 1.65%	-21.61% to -21.02%
2021	565,628	12.44 to 22.31	$10,955,312	0.51%	1.15% to 1.65%	25.15% to 25.78%
2020	599,106	12.16 to 17.74	$9,305,031	1.03%	1.15% to 1.65%	12.16% to 12.39%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Main Street Small Cap Fund
2024	519,099	12.10 to 22.46	$10,049,232	0.00%	1.15% to 1.65%	10.55% to 11.39%
2023	588,789	10.88 to 20.21	$10,309,660	1.02%	1.15% to 1.65%	15.90% to 16.77%
2022	452,613	9.34 to 17.35	$7,063,355	0.26%	1.15% to 1.65%	-17.41% to -16.79%
2021	420,960	11.25 to 20.91	$7,917,219	0.20%	1.15% to 1.65%	20.38% to 20.62%
2020	317,905	13.69 to 17.30	$5,299,345	0.31%	1.15% to 1.65%	18.03% to 18.26%

Balanced-Risk Allocation Fund
2024	51,700	9.39 to 9.55	$487,175	6.49%	1.15% to 1.65%	2.16% to 2.62%
2023	46,013	9.19 to 9.30	$424,176	0.00%	1.15% to 1.65%	4.98% to 5.45%
2022	49,166	8.76 to 8.82	$431,417	9.54%	1.15% to 1.65%	-15.66% to -15.28%
2021	22,025	10.38 to 10.41	$229,058	4.74%	1.15% to 1.65%	3.84% to 3.84%

Core Plus Bond Fund
2024	474,916	8.82 to 9.03	$4,227,300	3.30%	1.15% to 1.65%	1.13% to 1.79%
2023	473,401	8.72 to 8.87	$4,156,950	2.63%	1.15% to 1.65%	4.22% to 4.90%
2022	516,522	8.36 to 8.45	$4,339,505	1.07%	1.15% to 1.65%	-15.82% to -15.61%
2021	32,938	9.97 to 9.99	$328,678	2.07%	1.15% to 1.65%	-0.31% to -0.18%

Equity and Income Fund
2024	398,775	11.30 to 11.78	$4,568,665	1.51%	1.15% to 1.65%	9.83% to 11.05%
2023	492,943	10.27 to 10.60	$5,114,419	1.60%	1.15% to 1.65%	7.89% to 9.51%
2022	552,753	9.50 to 9.68	$5,273,689	1.46%	1.15% to 1.65%	-9.74% to -8.38%
2021	346,426	10.45 to 10.57	$3,629,645	2.31%	1.15% to 1.65%	4.48% to 4.69%

Small Cap Equity Fund
2024	491,253	10.43 to 10.72	$5,193,646	0.00%	1.15% to 1.65%	15.91% to 16.79%
2023	380,264	9.00 to 9.18	$3,456,686	0.00%	1.15% to 1.65%	14.36% to 15.22%
2022	279,448	7.87 to 7.97	$2,212,976	0.00%	1.15% to 1.65%	-22.03% to -21.44%
2021	146,706	10.09 to 10.14	$1,484,271	0.00%	1.15% to 1.65%	0.94% to 1.28%

Equally Weighted S&P 500 Fund
2024	659,140	11.49 to 11.80	$7,678,566	1.64%	1.15% to 1.65%	10.61% to 11.45%
2023	530,129	10.39 to 10.58	$5,562,260	1.34%	1.15% to 1.65%	11.58% to 12.30%
2022	419,079	9.31 to 9.40	$3,924,433	1.13%	1.15% to 1.65%	-13.32% to -12.93%
2021	138,866	10.77 to 10.80	$1,497,330	1.34%	1.15% to 1.65%	7.73% to 7.89%

Growth and Income Fund
2024	18,446	21.65 to 28.66	$440,902	1.27%	1.30% to 1.90%	12.00% to 13.70%
2023	18,821	18.99 to 25.20	$399,455	1.31%	1.30% to 1.90%	8.71% to 10.46%
2022	23,359	17.47 to 22.82	$454,958	1.18%	1.30% to 1.90%	-9.09% to -7.63%
2021	26,174	19.52 to 25.09	$561,551	1.26%	1.30% to 1.90%	24.09% to 26.09%
2020	29,340	15.50 to 19.90	$505,212	1.60%	1.30% to 1.90%	-1.51% to 0.18%

Value Opportunities Fund
2021	—	11.62 to 14.28	$0	0.25%	1.30% to 1.90%	2.17% to 3.61%
2020	2,107	11.62 to 14.28	$25,825	0.07%	1.30% to 1.90%	2.17% to 3.61%

American Value Fund
2024	3,056	24.59 to 34.42	$92,126	0.66%	1.30% to 1.90%	25.54% to 27.83%
2023	4,475	19.59 to 26.93	$107,360	0.35%	1.30% to 1.90%	11.28% to 13.30%
2022	5,283	17.60 to 24.17	$112,569	0.46%	1.30% to 1.90%	-6.25% to -4.45%
2021	5,313	18.78 to 25.29	$118,886	0.22%	1.30% to 1.90%	23.18% to 25.54%
2020	6,841	15.24 to 20.15	$120,249	0.49%	1.30% to 1.90%	-2.66% to -0.79%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio
2024	99,670	9.35 to 13.18	$1,181,936	4.24%	0.95% to 1.40%	-0.50% to 0.75%
2023	108,657	9.39 to 13.08	$1,279,895	3.65%	0.95% to 1.40%	3.50% to 4.91%
2022	121,579	9.05 to 12.47	$1,367,281	2.00%	0.95% to 1.40%	-14.56% to -13.40%
2021	136,273	10.58 to 14.40	$1,784,669	1.90%	0.95% to 1.40%	-3.60% to -2.29%
2020	138,043	10.95 to 14.73	$1,863,705	2.04%	0.95% to 1.40%	5.39% to 6.83%

Small Cap Core Portfolio
2024	47,659	27.13 to 47.85	$1,948,320	0.81%	0.95% to 1.40%	8.77% to 10.65%
2023	52,246	24.89 to 43.68	$1,947,402	1.32%	0.95% to 1.40%	10.15% to 12.03%
2022	58,778	22.55 to 39.38	$1,946,867	0.41%	0.95% to 1.40%	-21.46% to -20.11%
2021	70,089	28.65 to 49.79	$2,934,365	0.58%	0.95% to 1.40%	18.21% to 20.24%
2020	69,708	24.19 to 41.83	$2,429,425	0.83%	0.95% to 1.40%	10.71% to 12.61%

Rydex Variable Trust
Nova Fund
2024	10,636	52.83 to 82.50	$694,533	0.00%	0.95% to 1.40%	29.53% to 31.49%
2023	15,983	40.79 to 63.37	$812,771	0.00%	0.95% to 1.40%	31.82% to 33.80%
2022	14,727	30.95 to 47.84	$560,713	0.32%	0.95% to 1.40%	-31.95% to -30.92%
2021	22,938	45.48 to 69.95	$1,293,247	0.29%	0.95% to 1.40%	38.75% to 40.84%
2020	13,914	32.78 to 50.16	$559,898	0.65%	0.95% to 1.40%	17.13% to 18.90%

NASDAQ-100 Fund
2024	11,736	71.84 to 113.51	$1,129,300	0.19%	0.95% to 1.40%	20.89% to 22.73%
2023	22,228	59.42 to 93.42	$1,789,152	0.00%	0.95% to 1.40%	49.53% to 51.78%
2022	14,267	39.74 to 62.17	$758,701	0.00%	0.95% to 1.40%	-35.73% to -34.76%
2021	26,843	61.84 to 96.25	$2,230,090	0.00%	0.95% to 1.40%	22.51% to 24.36%
2020	33,377	50.48 to 78.18	$2,274,528	0.25%	0.95% to 1.40%	41.46% to 43.59%

U.S. Government Money Market Fund
2024	19,362	7.16 to 9.95	$171,941	4.48%	0.95% to 1.45%	1.42% to 2.91%
2023	23,344	7.06 to 9.67	$361,607	4.17%	0.95% to 1.45%	1.25% to 2.73%
2022	30,052	6.97 to 9.41	$255,615	0.93%	0.95% to 1.45%	-1.65% to -0.22%
2021	14,356	7.09 to 9.52	$127,182	0.00%	0.95% to 1.45%	-2.75% to -0.88%
2020	9,554	7.26 to 9.52	$86,303	0.07%	0.95% to 1.45%	-2.75% to -0.88%

Inverse S&P 500 Strategy Fund
2024	28,027	0.45 to 0.64	$16,299	12.15%	0.95% to 1.40%	-14.97% to -13.93%
2023	26,054	0.53 to 0.75	$17,120	0.79%	0.95% to 1.40%	-17.01% to -15.76%
2022	130,753	0.64 to 0.89	$96,789	0.00%	0.95% to 1.40%	13.78% to 15.49%
2021	1,394,673	0.56 to 0.77	$825,814	0.00%	0.95% to 1.40%	-26.16% to -25.16%
2020	50,856	0.75 to 1.03	$45,664	1.08%	0.95% to 1.40%	-26.62% to -25.73%

Inverse NASDAQ-100 Strategy Fund
2024	138,555	0.14 to 0.19	$23,448	11.29%	0.95% to 1.40%	-17.42% to -16.59%
2023	112,501	0.17 to 0.28	$23,070	0.44%	0.95% to 1.40%	-33.50% to -32.50%
2022	156,898	0.26 to 0.42	$44,147	0.00%	0.95% to 1.40%	31.59% to 33.56%
2021	81,069	0.19 to 0.26	$18,377	0.00%	0.95% to 1.40%	-26.90% to -26.16%
2020	55,051	0.26 to 0.35	$17,010	0.58%	0.95% to 1.40%	-39.20% to -38.59%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Inverse Government Long Bond Strategy Fund
2024	670	2.70 to 3.32	$2,188	5.01%	0.95% to 1.40%	14.64% to 15.79%
2023	2,055	2.36 to 2.87	$5,385	0.00%	0.95% to 1.40%	2.23% to 3.25%
2022	5,049	2.31 to 2.78	$12,170	0.00%	0.95% to 1.40%	43.40% to 44.83%
2021	2,956	1.61 to 1.92	$5,186	0.00%	0.95% to 1.40%	-0.98% to 0.01%
2020	5,576	1.62 to 1.92	$9,580	0.24%	0.95% to 1.40%	-22.61% to -21.84%

Government Long Bond 1.2x Strategy
2024	5,698	9.00 to 10.99	$61,149	3.04%	0.95% to 1.40%	-14.16% to -13.29%
2023	7,151	10.48 to 12.67	$88,481	2.85%	0.95% to 1.40%	-2.94% to -1.97%
2022	7,121	10.80 to 12.93	$89,929	1.44%	0.95% to 1.40%	-41.97% to -41.39%
2021	7,103	17.09 to 22.06	$154,236	0.26%	0.95% to 1.40%	-9.73% to -8.37%
2020	13,410	18.94 to 24.07	$310,786	0.25%	0.95% to 1.40%	19.01% to 20.81%

Rydex Variable Insurance Funds
Biotechnology Fund
2024	108,021	12.71 to 23.97	$2,524,798	0.00%	1.15% to 1.65%	-2.73% to -2.54%
2023	128,140	13.06 to 24.59	$3,017,964	0.00%	1.15% to 1.65%	4.12% to 4.33%
2022	143,921	12.53 to 23.57	$3,230,976	0.00%	1.15% to 1.65%	-14.47% to -14.30%
2021	181,554	14.63 to 27.51	$4,793,871	0.00%	1.15% to 1.65%	0.06% to 0.26%
2020	259,748	14.61 to 27.44	$6,893,292	0.00%	1.15% to 1.65%	19.68% to 19.92%

S&P 500 Pure Growth Fund
2024	167,528	11.62 to 33.86	$4,348,921	0.06%	1.15% to 1.65%	24.58% to 25.52%
2023	226,848	9.28 to 27.05	$4,599,182	0.00%	1.15% to 1.65%	4.73% to 5.52%
2022	275,030	8.81 to 25.70	$5,147,948	0.00%	1.15% to 1.65%	-29.52% to -28.99%
2021	154,384	12.43 to 36.28	$5,017,447	0.00%	1.15% to 1.65%	25.75% to 26.13%
2020	149,921	12.85 to 28.76	$4,004,339	0.00%	1.15% to 1.65%	25.61% to 25.87%

S&P MidCap 400 Pure Growth Fund
2024	49,342	14.88 to 21.21	$1,036,607	0.00%	1.15% to 1.65%	14.58% to 14.81%
2023	64,121	12.98 to 18.47	$1,171,441	0.00%	1.15% to 1.65%	13.15% to 13.37%
2022	76,744	11.46 to 16.30	$1,217,030	0.00%	1.15% to 1.65%	-23.66% to -23.51%
2021	80,654	14.99 to 21.30	$1,675,612	0.00%	1.15% to 1.65%	10.71% to 10.93%
2020	90,505	13.53 to 19.20	$1,698,938	0.00%	1.15% to 1.65%	28.71% to 28.97%

Guggenheim Variable Insurance Funds
Long Short Equity Fund
2024	—	-	$0	0.41%	0.95% to 1.65%	6.94% to 7.52%
2023	68,148	11.36 to 19.62	$964,325	0.24%	0.95% to 1.65%	10.75% to 11.69%
2022	54,064	10.18 to 17.57	$704,791	0.41%	0.95% to 1.65%	-15.91% to -15.20%
2021	63,710	14.66 to 20.71	$981,206	0.62%	0.95% to 1.65%	21.59% to 22.63%
2020	81,310	12.01 to 16.89	$1,020,715	0.78%	0.95% to 1.65%	3.06% to 3.94%

Multi-Hedge Strategies Fund
2024	86,099	9.95 to 10.91	$922,836	4.91%	1.15% to 1.65%	-4.96% to -4.53%
2023	101,570	10.44 to 11.46	$1,143,390	2.87%	1.15% to 1.65%	2.97% to 3.44%
2022	127,565	10.11 to 11.11	$1,394,523	1.24%	1.15% to 1.65%	-4.69% to -4.26%
2021	136,098	10.61 to 11.63	$1,560,693	0.00%	1.15% to 1.65%	6.65% to 6.87%
2020	178,747	10.53 to 10.88	$1,928,879	1.27%	1.15% to 1.65%	5.94% to 6.16%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Managed Futures Strategy Fund
2024	32,761	9.58 to 11.38	$326,185	2.69%	1.15% to 1.65%	-1.29% to -0.54%
2023	38,291	9.67 to 11.47	$388,277	2.18%	1.15% to 1.65%	2.21% to 2.87%
2022	133,622	9.45 to 11.18	$1,302,644	2.69%	1.15% to 1.65%	9.80% to 10.29%
2021	31,103	8.60 to 10.17	$276,221	0.00%	1.15% to 1.65%	-0.41% to -0.21%
2020	34,118	8.64 to 10.20	$296,674	3.56%	1.15% to 1.65%	1.22% to 1.42%

New Age Alpha
Small Cap Value Fund
2024	216,999	12.99 to 22.62	$4,223,520	1.25%	1.15% to 1.65%	6.72% to 7.53%
2023	263,269	12.10 to 21.09	$4,839,229	1.23%	1.15% to 1.65%	8.48% to 9.30%
2022	289,179	11.09 to 19.34	$4,979,366	0.64%	1.15% to 1.65%	-5.31% to -4.60%
2021	254,718	11.65 to 20.33	$4,701,156	0.86%	1.15% to 1.65%	24.37% to 24.74%
2020	188,894	10.46 to 16.30	$2,995,915	0.87%	1.15% to 1.65%	-2.30% to -2.11%

ProFunds VP
Profund Access VP High Yield Fund
2024	1,533	13.53 to 17.09	$24,851	4.95%	1.30% to 1.90%	2.74% to 4.04%
2023	2,031	13.17 to 16.43	$30,669	4.97%	1.30% to 1.90%	10.40% to 11.79%
2022	2,170	11.93 to 14.70	$30,492	3.02%	1.30% to 1.90%	-13.98% to -12.90%
2021	2,315	13.87 to 17.97	$36,416	2.44%	1.30% to 1.90%	-3.08% to -1.47%
2020	2,600	14.31 to 18.23	$41,796	8.74%	1.30% to 1.90%	-3.41% to -1.80%

Asia 30
2024	5,190	9.30 to 12.78	$55,356	0.81%	1.30% to 1.90%	7.97% to 9.83%
2023	5,337	8.61 to 11.63	$52,468	0.11%	1.30% to 1.90%	0.99% to 2.71%
2022	5,524	8.53 to 11.32	$53,404	0.46%	1.30% to 1.90%	-26.84% to -25.59%
2021	6,208	11.66 to 15.22	$81,968	0.00%	1.30% to 1.90%	-21.13% to -19.78%
2020	4,762	15.91 to 18.97	$80,009	0.95%	1.30% to 1.90%	31.87% to 33.46%

Banks
2024	13,974	6.46 to 8.47	$107,838	2.01%	1.30% to 1.90%	18.02% to 19.75%
2023	13,058	5.72 to 7.07	$85,401	1.77%	1.30% to 1.90%	6.87% to 8.16%
2022	4,155	5.05 to 6.54	$24,342	0.58%	1.30% to 1.90%	-22.71% to -21.51%
2021	10,082	6.53 to 8.53	$73,496	1.31%	1.30% to 1.90%	29.35% to 31.57%
2020	4,657	5.43 to 6.48	$27,578	1.38%	1.30% to 1.90%	-17.80% to -16.81%

Materials
2024	2,912	14.31 to 20.22	$50,022	0.49%	1.30% to 1.90%	-4.71% to -2.92%
2023	2,161	15.01 to 20.82	$37,853	0.46%	1.30% to 1.90%	8.79% to 10.82%
2022	2,307	13.80 to 18.79	$36,813	0.17%	1.30% to 1.90%	-12.04% to -10.40%
2021	2,514	15.69 to 20.97	$45,430	0.75%	1.30% to 1.90%	21.61% to 23.88%
2020	1,696	13.89 to 16.93	$25,467	0.58%	1.30% to 1.90%	13.32% to 14.87%

Bear
2024	8,236	0.58 to 0.70	$4,994	8.02%	1.30% to 1.90%	-16.15% to -15.34%
2023	7,683	0.65 to 0.82	$5,520	0.29%	1.30% to 1.90%	-17.97% to -16.86%
2022	8,693	0.79 to 0.99	$7,558	0.00%	1.30% to 1.90%	13.38% to 14.92%
2021	8,335	0.70 to 0.86	$6,363	0.00%	1.30% to 1.90%	-27.04% to -26.05%
2020	28,541	0.96 to 1.17	$29,685	0.47%	1.30% to 1.90%	-28.00% to -27.02%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Biotechnology
2024	5,026	30.14 to 42.98	$188,350	0.00%	1.30% to 1.90%	-3.64% to -1.79%
2023	5,869	31.01 to 43.76	$222,189	0.00%	1.30% to 1.90%	6.26% to 8.35%
2022	6,534	29.18 to 40.39	$225,765	0.00%	1.30% to 1.90%	-10.97% to -9.22%
2021	7,320	33.03 to 44.49	$286,221	0.00%	1.30% to 1.90%	11.70% to 13.84%
2020	7,641	29.36 to 39.09	$264,358	0.02%	1.30% to 1.90%	11.30% to 13.49%

Bull
2024	14,731	23.27 to 35.76	$449,783	0.79%	1.30% to 1.90%	18.14% to 20.90%
2023	20,300	20.05 to 29.58	$545,269	0.00%	1.30% to 1.90%	19.50% to 22.15%
2022	17,473	16.78 to 24.21	$375,561	0.00%	1.30% to 1.90%	-22.49% to -20.77%
2021	26,864	21.65 to 30.09	$681,633	0.00%	1.30% to 1.90%	21.99% to 24.58%
2020	16,086	17.74 to 24.51	$334,702	0.02%	1.30% to 1.90%	12.04% to 14.53%

Consumer Staples
2024	2,609	20.10 to 27.88	$61,701	1.59%	1.30% to 1.90%	6.65% to 8.54%
2023	3,129	18.52 to 25.23	$67,389	0.16%	1.30% to 1.90%	0.36% to 2.13%
2022	5,979	18.15 to 24.71	$128,880	0.05%	1.30% to 1.90%	-27.36% to -26.00%
2021	6,254	24.98 to 33.39	$183,489	0.44%	1.30% to 1.90%	15.42% to 17.57%
2020	9,395	21.65 to 28.40	$237,187	0.59%	1.30% to 1.90%	26.42% to 28.78%

Consumer Discretionary
2024	2,529	29.10 to 41.89	$94,341	0.00%	1.30% to 1.90%	20.01% to 22.39%
2023	3,332	24.25 to 34.23	$99,109	0.00%	1.30% to 1.90%	27.40% to 29.90%
2022	3,107	19.19 to 26.35	$73,842	0.00%	1.30% to 1.90%	-33.92% to -32.65%
2021	4,137	28.82 to 39.12	$143,440	0.00%	1.30% to 1.90%	6.33% to 8.43%
2020	5,633	27.10 to 36.08	$176,939	0.00%	1.30% to 1.90%	23.81% to 26.25%

Dow 30
2024	10,006	18.17 to 27.92	$230,970	3.11%	1.30% to 1.90%	8.16% to 10.69%
2023	8,724	19.01 to 25.22	$193,713	0.04%	1.30% to 1.90%	10.31% to 12.08%
2022	6,866	17.23 to 22.50	$140,786	0.00%	1.30% to 1.90%	-11.45% to -10.03%
2021	3,874	19.46 to 25.01	$84,542	0.00%	1.30% to 1.90%	14.15% to 15.99%
2020	11,740	17.05 to 21.56	$229,519	0.55%	1.30% to 1.90%	4.34% to 6.02%

Emerging Markets
2024	10,244	5.23 to 7.62	$62,123	1.59%	1.30% to 1.90%	4.02% to 6.35%
2023	11,202	5.11 to 7.16	$64,656	2.71%	1.30% to 1.90%	11.36% to 13.71%
2022	5,982	4.59 to 6.30	$31,482	0.66%	1.30% to 1.90%	-19.07% to -17.36%
2021	6,663	5.67 to 7.62	$43,271	0.00%	1.30% to 1.90%	-20.84% to -19.15%
2020	7,214	7.16 to 9.43	$58,742	0.50%	1.30% to 1.90%	22.36% to 24.96%

Europe 30
2024	2,739	9.10 to 12.38	$29,937	2.39%	1.30% to 1.90%	1.20% to 2.89%
2023	3,413	8.99 to 12.04	$36,379	2.08%	1.30% to 1.90%	13.95% to 15.84%
2022	3,741	7.89 to 10.39	$34,588	1.37%	1.30% to 1.90%	-10.53% to -9.04%
2021	3,991	8.82 to 11.42	$41,130	0.94%	1.30% to 1.90%	20.79% to 22.80%
2020	4,253	7.30 to 9.30	$35,878	1.79%	1.30% to 1.90%	-11.96% to -10.50%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Falling U.S. Dollar
2024	4,818	3.77 to 3.94	$18,271	6.47%	1.30% to 1.90%	-7.39% to -7.15%
2023	4,838	4.07 to 4.24	$19,808	0.00%	1.30% to 1.90%	0.80% to 1.06%
2022	5,239	4.04 to 4.20	$21,315	0.00%	1.30% to 1.90%	-10.92% to -10.70%
2021	5,210	4.60 to 4.70	$24,053	0.00%	1.30% to 1.90%	-10.12% to -9.99%
2020	5,210	5.05 to 5.22	$26,756	0.39%	1.30% to 1.90%	2.32% to 2.58%

Financials
2024	1,953	11.64 to 15.55	$26,520	0.39%	1.30% to 1.90%	23.94% to 25.89%
2023	1,570	9.39 to 12.91	$17,826	0.43%	1.30% to 1.90%	9.92% to 11.91%
2022	1,773	8.54 to 11.73	$18,271	0.10%	1.30% to 1.90%	-18.10% to -16.53%
2021	2,600	10.43 to 14.05	$32,504	1.32%	1.30% to 1.90%	25.57% to 27.97%
2020	2,449	8.25 to 10.98	$24,880	0.32%	1.30% to 1.90%	-5.24% to -3.38%

Health Care
2024	3,628	24.74 to 35.61	$114,538	0.04%	1.30% to 1.90%	-2.77% to -0.84%
2023	8,566	25.44 to 35.91	$254,638	0.00%	1.30% to 1.90%	-2.73% to -0.82%
2022	9,780	26.16 to 36.21	$294,366	0.00%	1.30% to 1.90%	-9.34% to -7.56%
2021	5,378	29.31 to 39.17	$186,097	0.04%	1.30% to 1.90%	17.36% to 19.55%
2020	9,867	24.61 to 32.77	$285,948	0.00%	1.30% to 1.90%	10.39% to 12.56%

Industrials
2024	5,372	21.79 to 31.08	$147,295	0.20%	1.30% to 1.90%	11.47% to 13.62%
2023	5,194	19.90 to 27.35	$125,307	0.00%	1.30% to 1.90%	12.42% to 14.29%
2022	3,159	17.55 to 23.90	$66,410	0.00%	1.30% to 1.90%	-18.46% to -16.94%
2021	4,182	21.03 to 28.77	$107,192	0.00%	1.30% to 1.90%	12.29% to 14.55%
2020	7,403	18.73 to 24.93	$163,542	0.11%	1.30% to 1.90%	12.63% to 14.85%

International
2024	1,578	5.79 to 7.29	$11,037	5.13%	1.30% to 1.90%	-2.51% to -1.18%
2023	4,456	5.94 to 7.38	$32,395	0.00%	1.30% to 1.90%	11.70% to 13.22%
2022	4,962	5.32 to 6.52	$31,847	0.00%	1.30% to 1.90%	-19.24% to -18.14%
2021	5,571	6.58 to 7.96	$43,566	0.00%	1.30% to 1.90%	5.18% to 6.61%
2020	5,799	6.26 to 7.47	$42,580	0.45%	1.30% to 1.90%	1.39% to 2.77%

Internet
2024	4,516	47.43 to 65.77	$242,767	0.00%	1.30% to 1.90%	25.00% to 27.21%
2023	4,777	37.95 to 50.80	$202,582	0.00%	1.30% to 1.90%	44.86% to 47.26%
2022	6,452	25.98 to 35.07	$189,769	0.00%	1.30% to 1.90%	-47.96% to -47.01%
2021	6,570	49.91 to 66.19	$371,127	0.00%	1.30% to 1.90%	1.73% to 3.58%
2020	6,641	49.06 to 63.90	$363,590	0.00%	1.30% to 1.90%	45.71% to 48.36%

Japan
2024	3,337	11.41 to 15.38	$47,546	2.53%	1.30% to 1.90%	18.29% to 20.21%
2023	3,408	9.64 to 12.80	$40,244	0.00%	1.30% to 1.90%	30.22% to 32.32%
2022	4,107	7.41 to 9.67	$37,037	0.00%	1.30% to 1.90%	-12.80% to -11.40%
2021	4,510	8.49 to 10.91	$46,278	0.00%	1.30% to 1.90%	0.57% to 2.19%
2020	4,516	8.44 to 10.68	$45,332	0.29%	1.30% to 1.90%	12.23% to 14.04%

Large-Cap Growth
2024	18,805	33.22 to 51.05	$808,561	0.00%	1.30% to 1.90%	29.03% to 32.04%
2023	24,121	25.75 to 38.66	$792,864	0.00%	1.30% to 1.90%	23.36% to 26.22%
2022	24,517	20.87 to 30.63	$621,851	0.00%	1.30% to 1.90%	-33.09% to -31.53%
2021	36,016	31.20 to 44.74	$1,399,490	0.00%	1.30% to 1.90%	25.27% to 28.19%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	35,785	24.90 to 34.90	$1,091,999	0.00%	1.30% to 1.90%	26.30% to 29.24%

Large-Cap Value
2024	19,017	16.24 to 23.38	$402,746	0.33%	1.30% to 1.90%	6.50% to 8.60%
2023	29,120	15.25 to 21.15	$544,238	0.47%	1.30% to 1.90%	15.86% to 18.01%
2022	33,730	13.17 to 17.92	$531,311	0.56%	1.30% to 1.90%	-10.11% to -8.44%
2021	23,850	14.88 to 19.58	$432,135	0.96%	1.30% to 1.90%	18.70% to 20.79%
2020	25,061	12.53 to 16.21	$377,859	0.86%	1.30% to 1.90%	-3.50% to -1.79%

Mid-Cap
2024	4,305	17.20 to 23.00	$85,266	2.99%	1.30% to 1.90%	7.18% to 9.03%
2023	4,918	16.31 to 21.09	$90,874	0.00%	1.30% to 1.90%	9.92% to 11.69%
2022	6,216	14.83 to 18.89	$103,630	0.00%	1.30% to 1.90%	-17.84% to -16.52%
2021	6,573	18.06 to 22.62	$132,550	0.00%	1.30% to 1.90%	18.01% to 19.91%
2020	7,822	15.10 to 20.41	$133,330	0.07%	1.30% to 1.90%	6.84% to 9.33%

Mid-Cap Growth
2024	8,129	21.23 to 28.10	$197,034	0.00%	1.30% to 1.90%	10.06% to 11.74%
2023	11,775	18.62 to 25.15	$267,375	0.00%	1.30% to 1.90%	11.49% to 13.39%
2022	13,541	16.70 to 22.18	$269,330	0.00%	1.30% to 1.90%	-23.16% to -21.84%
2021	13,402	21.73 to 29.05	$347,684	0.00%	1.30% to 1.90%	12.83% to 14.94%
2020	15,758	19.26 to 25.27	$354,260	0.00%	1.30% to 1.90%	16.62% to 18.80%

Mid-Cap Value
2024	4,044	17.82 to 23.81	$87,529	0.23%	1.30% to 1.90%	6.05% to 7.71%
2023	4,564	16.51 to 22.11	$92,446	0.26%	1.30% to 1.90%	9.45% to 11.27%
2022	5,947	15.09 to 19.87	$106,204	0.13%	1.30% to 1.90%	-11.68% to -10.22%
2021	5,410	17.91 to 22.83	$110,789	0.30%	1.30% to 1.90%	24.36% to 26.30%
2020	5,201	14.19 to 18.08	$86,232	0.33%	1.30% to 1.90%	-1.12% to 0.52%

Government Money Market
2024	296,373	6.10 to 9.38	$2,264,154	4.10%	1.30% to 1.90%	0.59% to 2.95%
2023	322,022	6.07 to 9.11	$2,419,732	3.84%	1.30% to 1.90%	0.47% to 2.81%
2022	424,560	6.04 to 8.86	$3,107,312	1.28%	1.30% to 1.90%	-2.52% to -0.26%
2021	307,029	6.19 to 8.88	$2,299,091	0.01%	1.30% to 1.90%	-3.52% to -1.28%
2020	532,131	6.42 to 9.00	$4,022,896	0.04%	1.30% to 1.90%	-3.49% to -1.25%

Energy
2024	20,504	9.04 to 13.26	$214,064	1.88%	1.30% to 1.90%	0.08% to 2.17%
2023	27,039	9.03 to 12.98	$276,332	2.49%	1.30% to 1.90%	-5.93% to -3.99%
2022	21,201	9.60 to 14.10	$229,703	0.92%	1.30% to 1.90%	53.81% to 57.38%
2021	33,894	6.24 to 8.96	$246,480	2.20%	1.30% to 1.90%	46.57% to 49.97%
2020	28,010	4.32 to 5.76	$134,545	1.81%	1.30% to 1.90%	-36.72% to -35.47%

NASDAQ-100
2024	4,562	53.05 to 72.88	$288,754	0.40%	1.30% to 1.90%	19.04% to 21.10%
2023	4,816	45.36 to 60.18	$249,370	0.00%	1.30% to 1.90%	46.96% to 49.32%
2022	6,173	30.86 to 40.30	$217,490	0.00%	1.30% to 1.90%	-36.18% to -35.15%
2021	9,989	48.36 to 68.28	$565,844	0.00%	1.30% to 1.90%	20.51% to 23.19%
2020	12,973	40.13 to 55.42	$615,178	0.00%	1.30% to 1.90%	40.57% to 43.69%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Pharmaceuticals
2024	2,278	15.74 to 21.83	$47,542	0.00%	1.30% to 1.90%	-0.07% to 1.71%
2023	2,874	15.75 to 21.46	$56,420	0.52%	1.30% to 1.90%	-8.64% to -7.04%
2022	2,639	17.24 to 23.09	$55,552	0.07%	1.30% to 1.90%	-9.26% to -7.66%
2021	2,982	19.00 to 25.00	$68,568	0.27%	1.30% to 1.90%	7.48% to 9.38%
2020	3,036	17.68 to 22.86	$63,933	0.09%	1.30% to 1.90%	8.75% to 10.67%

Precious Metals
2024	79,375	3.36 to 4.93	$302,533	3.35%	1.30% to 1.90%	2.79% to 4.93%
2023	74,769	3.36 to 4.70	$274,828	0.00%	1.30% to 1.90%	-1.96% to -0.08%
2022	75,585	3.43 to 4.90	$280,844	0.00%	1.30% to 1.90%	-14.04% to -12.17%
2021	85,144	3.99 to 5.58	$370,892	0.00%	1.30% to 1.90%	-12.02% to -10.11%
2020	91,374	4.43 to 5.99	$446,026	0.24%	1.30% to 1.90%	19.72% to 22.20%

Real Estate
2024	4,810	10.59 to 14.01	$58,425	1.39%	1.30% to 1.90%	-0.09% to 1.43%
2023	4,725	10.60 to 14.57	$57,222	1.12%	1.30% to 1.90%	6.21% to 8.13%
2022	5,077	9.92 to 13.73	$57,791	0.48%	1.30% to 1.90%	-29.31% to -27.76%
2021	10,101	14.00 to 19.01	$161,457	0.03%	1.30% to 1.90%	32.23% to 34.83%
2020	7,521	10.67 to 14.10	$91,882	0.74%	1.30% to 1.90%	-9.56% to -7.83%

Rising Rates Opportunity
2024	960	1.69 to 1.96	$1,758	7.20%	1.30% to 1.90%	15.65% to 16.58%
2023	8,924	1.46 to 1.68	$14,763	0.12%	1.30% to 1.90%	-1.10% to -0.30%
2022	10,468	1.47 to 1.68	$17,427	0.00%	1.30% to 1.90%	54.04% to 55.27%
2021	11,657	0.95 to 1.14	$12,488	0.00%	1.30% to 1.90%	-2.93% to -1.81%
2020	17,474	0.98 to 1.16	$19,158	0.54%	1.30% to 1.90%	-28.80% to -27.97%

Semiconductor
2024	3,874	79.35 to 105.99	$331,224	0.00%	1.30% to 1.90%	64.92% to 67.51%
2023	3,519	48.11 to 63.28	$182,312	0.00%	1.30% to 1.90%	87.14% to 90.04%
2022	3,986	25.71 to 33.30	$108,566	0.00%	1.30% to 1.90%	-39.62% to -38.68%
2021	4,292	42.58 to 54.30	$195,084	0.00%	1.30% to 1.90%	43.46% to 45.70%
2020	4,641	29.68 to 37.27	$144,703	0.26%	1.30% to 1.90%	39.94% to 42.13%

Short Dow 30
2024	2,058	0.60 to 0.60	$1,244	3.28%	1.30% to 1.90%	-8.97% to -8.97%
2023	2,057	0.54 to 0.66	$1,366	0.00%	1.30% to 1.90%	-11.26% to -10.19%
2022	2,251	0.60 to 0.75	$1,638	0.00%	1.30% to 1.90%	2.09% to 3.42%
2021	2,219	0.59 to 0.74	$1,587	0.00%	1.30% to 1.90%	-22.57% to -21.44%
2020	10,264	0.77 to 0.95	$9,644	0.42%	1.30% to 1.90%	-23.69% to -22.58%

Short International
2024	2,605	1.82 to 1.89	$4,906	3.61%	1.30% to 1.90%	0.78% to 1.03%
2023	2,645	1.80 to 1.88	$4,889	1.79%	1.30% to 1.90%	-12.63% to -12.42%
2022	2,662	2.06 to 2.17	$5,620	0.00%	1.30% to 1.90%	9.52% to 9.90%
2021	2,654	1.88 to 1.98	$5,154	0.00%	1.30% to 1.90%	-15.67% to -15.37%
2020	2,670	2.23 to 2.34	$6,133	0.63%	1.30% to 1.90%	-19.12% to -18.83%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Short Mid-Cap
2024	2,099	0.57 to 0.57	$1,206	10.19%	1.30% to 1.90%	-8.78% to -8.78%
2023	2,099	0.63 to 0.63	$1,322	0.83%	1.30% to 1.90%	-11.49% to -11.49%
2022	2,099	0.71 to 0.72	$1,494	0.00%	1.30% to 1.90%	6.78% to 6.89%
2021	2,066	0.68 to 0.68	$1,398	0.00%	1.30% to 1.90%	-25.80% to -25.80%
2020	2,066	0.81 to 0.91	$1,884	1.18%	1.30% to 1.90%	-28.89% to -28.32%

Short NASDAQ-100
2024	—	-	$0	0.00%	1.30% to 1.90%	n/a
2023	—	-	$0	0.00%	1.30% to 1.90%	n/a
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	0.32 to 0.32	$0	0.00%	1.30% to 1.90%	-26.73% to -26.73%
2020	7,909	0.37 to 0.43	$3,405	0.41%	1.30% to 1.90%	-44.53% to -43.99%

Short Small-Cap
2024	2,796	0.55 to 0.56	$1,568	5.34%	1.30% to 1.90%	-8.97% to -8.83%
2023	2,922	0.51 to 0.60	$1,750	0.26%	1.30% to 1.90%	-14.02% to -13.20%
2022	3,063	0.59 to 0.69	$2,105	0.00%	1.30% to 1.90%	13.66% to 14.74%
2021	3,113	0.52 to 0.60	$1,865	0.00%	1.30% to 1.90%	-21.92% to -21.17%
2020	4,666	0.66 to 0.76	$3,518	0.57%	1.30% to 1.90%	-34.38% to -33.75%

Small-Cap
2024	5,688	13.88 to 19.07	$94,039	1.12%	1.30% to 1.90%	5.57% to 7.39%
2023	8,888	13.38 to 17.76	$143,445	0.00%	1.30% to 1.90%	10.97% to 12.75%
2022	9,834	12.06 to 15.75	$141,401	0.00%	1.30% to 1.90%	-24.53% to -23.32%
2021	10,538	15.98 to 20.54	$198,511	0.00%	1.30% to 1.90%	9.00% to 10.76%
2020	10,953	14.66 to 20.25	$188,232	0.04%	1.30% to 1.90%	13.03% to 15.54%

Small-Cap Growth
2024	6,080	20.73 to 25.70	$134,178	0.00%	1.30% to 1.90%	4.49% to 5.70%
2023	6,757	19.84 to 24.53	$143,687	0.00%	1.30% to 1.90%	11.69% to 13.03%
2022	7,088	17.76 to 23.98	$135,053	0.00%	1.30% to 1.90%	-24.78% to -23.41%
2021	8,041	23.07 to 31.32	$206,794	0.00%	1.30% to 1.90%	16.78% to 19.08%
2020	11,095	19.75 to 24.08	$237,390	0.00%	1.30% to 1.90%	13.64% to 15.18%

Small-Cap Value
2024	4,823	16.01 to 22.00	$87,583	0.36%	1.30% to 1.90%	2.47% to 4.24%
2023	5,073	15.63 to 21.11	$89,421	0.02%	1.30% to 1.90%	9.33% to 11.20%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	5,451	14.29 to 18.98	$87,148	0.00%	1.30% to 1.90%	-15.21% to -13.76%
2021	6,047	16.86 to 22.01	$113,262	0.10%	1.30% to 1.90%	24.45% to 26.58%
2020	13,191	13.85 to 17.39	$205,866	0.01%	1.30% to 1.90%	-2.02% to -0.49%

Technology
2024	4,106	51.38 to 74.65	$263,202	0.00%	1.30% to 1.90%	15.54% to 17.88%
2023	3,914	44.47 to 63.32	$213,317	0.00%	1.30% to 1.90%	52.39% to 55.45%
2022	6,227	29.18 to 40.73	$218,789	0.00%	1.30% to 1.90%	-38.00% to -36.74%
2021	7,669	47.07 to 64.39	$426,262	0.00%	1.30% to 1.90%	30.19% to 32.82%
2020	11,888	36.15 to 48.13	$504,019	0.00%	1.30% to 1.90%	39.69% to 42.44%

Communication Services
2024	23	17.09 to 17.09	$385	0.00%	1.30% to 1.90%	29.16% to 29.16%
2023	28	13.23 to 15.51	$366	0.24%	1.30% to 1.90%	28.38% to 29.54%
2022	224	10.30 to 12.17	$2,455	1.74%	1.30% to 1.90%	-23.27% to -22.50%
2021	288	13.43 to 15.71	$4,192	1.40%	1.30% to 1.90%	15.32% to 16.48%
2020	474	11.65 to 13.49	$5,900	0.89%	1.30% to 1.90%	0.45% to 1.46%

U.S. Government Plus
2024	6,175	7.76 to 10.46	$60,671	3.54%	1.30% to 1.90%	-15.63% to -14.26%
2023	5,484	8.64 to 12.20	$63,949	4.05%	1.30% to 1.90%	-3.51% to -1.61%
2022	5,241	8.96 to 13.14	$61,920	0.00%	1.30% to 1.90%	-43.76% to -42.45%
2021	17,247	15.93 to 22.84	$344,411	0.00%	1.30% to 1.90%	-10.37% to -8.29%
2020	18,153	17.77 to 24.90	$396,418	0.02%	1.30% to 1.90%	16.42% to 19.13%

UltraBull
2024	21,221	44.22 to 66.08	$1,228,441	0.73%	1.30% to 1.90%	36.83% to 39.82%
2023	20,108	32.32 to 47.26	$844,963	0.00%	1.30% to 1.90%	39.98% to 43.01%
2022	20,026	23.09 to 33.05	$592,893	0.00%	1.30% to 1.90%	-41.33% to -40.06%
2021	26,903	39.35 to 57.34	$1,300,929	0.00%	1.30% to 1.90%	52.40% to 56.10%
2020	31,328	25.82 to 36.73	$988,666	0.82%	1.30% to 1.90%	15.47% to 18.28%

UltraMid-Cap
2024	14,963	25.31 to 33.19	$421,447	0.64%	1.30% to 1.90%	13.03% to 14.69%
2023	14,648	21.80 to 30.24	$363,859	0.00%	1.30% to 1.90%	17.90% to 20.10%
2022	14,551	18.49 to 25.61	$304,760	0.00%	1.30% to 1.90%	-34.57% to -33.28%
2021	23,807	28.26 to 38.38	$753,391	0.00%	1.30% to 1.90%	41.49% to 44.27%
2020	29,383	19.98 to 26.60	$648,391	0.20%	1.30% to 1.90%	1.49% to 3.50%

UltraNASDAQ-100
2024	3,279	204.67 to 300.16	$750,268	0.30%	1.30% to 1.90%	36.59% to 39.44%
2023	3,559	145.92 to 215.26	$595,697	0.00%	1.30% to 1.90%	107.88% to 112.48%
2022	3,781	70.19 to 103.01	$301,598	0.00%	1.30% to 1.90%	-62.31% to -61.44%
2021	6,602	186.26 to 267.12	$1,423,356	0.00%	1.30% to 1.90%	47.12% to 50.54%
2020	6,221	126.6 to 174.85	$882,258	0.00%	1.30% to 1.90%	79.72% to 83.71%

UltraShort Dow30
2024	2,428	0.04 to 0.04	$103	3.28%	1.30% to 1.90%	-19.68% to -19.68%
2023	4,271	0.05 to 0.05	$226	0.14%	1.30% to 1.90%	-21.04% to -21.04%
2022	5,177	0.07 to 0.07	$346	0.00%	1.30% to 1.90%	4.29% to 4.29%
2021	8,059	0.06 to 0.06	$517	0.00%	1.30% to 1.90%	-37.28% to -37.28%
2020	9,203	0.10 to 0.10	$941	7.11%	1.30% to 1.90%	-46.98% to -46.98%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
UltraShort NASDAQ-100
2024	10,240	0.01 to 0.01	$40	3.08%	1.30% to 1.90%	-35.72% to -35.72%
2023	15,515	0.01 to 0.01	$95	0.00%	1.30% to 1.90%	-58.88% to -58.70%
2022	20,805	0.01 to 0.01	$306	0.00%	1.30% to 1.90%	51.02% to 51.63%
2021	48,783	0.01 to 0.01	$475	0.00%	1.30% to 1.90%	-44.71% to -44.36%
2020	33,769	0.02 to 0.02	$590	0.65%	1.30% to 1.90%	-72.44% to -72.27%

UltraSmall-Cap
2024	9,821	11.44 to 15.72	$135,815	0.82%	1.30% to 1.90%	6.65% to 8.49%
2023	8,617	10.73 to 14.49	$109,708	0.00%	1.30% to 1.90%	17.99% to 20.01%
2022	8,134	9.09 to 12.07	$86,384	0.00%	1.30% to 1.90%	-45.73% to -44.80%
2021	20,387	16.75 to 21.87	$384,718	0.00%	1.30% to 1.90%	18.83% to 20.86%
2020	26,004	14.10 to 18.10	$409,774	0.15%	1.30% to 1.90%	12.16% to 14.08%

Utilities
2024	1,949	18.08 to 24.61	$44,476	0.87%	1.30% to 1.90%	16.96% to 18.92%
2023	7,397	15.46 to 21.44	$130,571	1.23%	1.30% to 1.90%	-11.82% to -10.17%
2022	10,050	17.53 to 24.26	$197,910	1.50%	1.30% to 1.90%	-3.77% to -1.88%
2021	3,688	18.50 to 24.73	$85,218	1.31%	1.30% to 1.90%	11.44% to 13.52%
2020	5,864	16.60 to 21.78	$115,289	1.51%	1.30% to 1.90%	-5.76% to -4.00%

VanEck Worldwide Insurance Trust
Global Resources Fund
2024	320,126	6.63 to 34.65	$4,370,761	2.49%	0.95% to 1.90%	-6.44% to -3.96%
2023	406,420	7.09 to 36.00	$5,514,553	2.43%	0.95% to 1.90%	-7.14% to -4.49%
2022	522,495	7.63 to 37.70	$7,704,996	1.76%	0.95% to 1.90%	4.41% to 7.37%
2021	383,113	7.31 to 35.11	$5,998,442	0.43%	0.95% to 1.90%	14.60% to 17.8%
2020	479,886	6.38 to 29.80	$6,663,338	0.72%	0.95% to 1.90%	14.74% to 17.99%

Emerging Markets Fund
2024	19,028	23.55 to 38.82	$679,694	1.87%	0.95% to 1.40%	-1.11% to 0.25%
2023	19,890	23.59 to 38.73	$732,890	3.45%	0.95% to 1.40%	7.28% to 8.74%
2022	24,336	21.78 to 35.61	$807,421	0.24%	0.95% to 1.40%	-26.09% to -25.09%
2021	28,931	24.19 to 47.68	$1,276,537	0.97%	0.95% to 1.40%	-14.00% to -12.70%
2020	29,835	28.12 to 55.17	$1,536,938	1.76%	0.95% to 1.40%	14.07% to 16.14%

Emerging Markets Bond Fund
2024	17,620	13.20 to 18.91	$291,939	6.93%	0.95% to 1.40%	0.68% to 1.80%
2023	24,056	13.02 to 18.57	$393,569	3.94%	0.95% to 1.40%	9.15% to 10.35%
2022	22,713	11.84 to 16.83	$341,850	4.10%	0.95% to 1.40%	-8.72% to -7.81%
2021	24,429	12.90 to 18.26	$400,505	4.90%	0.95% to 1.40%	-6.00% to -4.96%
2020	32,467	13.62 to 19.21	$554,814	12.28%	0.95% to 1.40%	6.71% to 7.89%

Janus Henderson Series
Global Technology and Innovation Portfolio
2024	426,780	14.49 to 74.92	$20,937,132	0.00%	1.15% to 1.65%	29.58% to 30.57%
2023	410,823	11.12 to 57.53	$15,827,232	0.00%	1.15% to 1.65%	51.76% to 52.90%
2022	347,344	7.29 to 37.72	$8,773,284	0.00%	1.15% to 1.65%	-38.15% to -37.69%
2021	343,520	11.72 to 60.68	$14,336,384	0.11%	1.15% to 1.65%	16.05% to 16.40%
2020	227,665	13.89 to 52.13	$11,077,250	0.00%	1.15% to 1.65%	48.70% to 49.00%

Overseas Portfolio
2024	88,610	11.13 to 15.62	$1,173,757	1.42%	1.15% to 1.65%	3.94% to 4.62%
2023	115,916	10.66 to 14.99	$1,473,078	1.43%	1.15% to 1.65%	9.00% to 9.60%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	91,422	9.74 to 13.72	$1,087,968	1.66%	1.15% to 1.65%	-10.15% to -9.65%
2021	93,357	10.81 to 15.24	$1,196,911	1.19%	1.15% to 1.65%	11.77% to 11.99%
2020	55,050	11.34 to 13.62	$656,299	0.97%	1.15% to 1.65%	14.46% to 14.69%

Research Portfolio
2024	1,747	48.81 to 49.84	$85,613	0.00%	1.15% to 1.65%	33.14% to 33.40%
2023	2,767	36.66 to 37.36	$101,725	0.06%	1.15% to 1.65%	40.90% to 41.18%
2022	5,728	26.02 to 26.46	$149,236	0.00%	1.15% to 1.65%	-31.00% to -30.86%
2021	7,489	37.71 to 38.27	$283,269	0.02%	1.15% to 1.65%	18.44% to 18.68%
2020	17,589	31.84 to 32.25	$561,464	0.19%	1.15% to 1.65%	30.79% to 31.06%

Enterprise Services Portfolio
2024	1,329,240	12.52 to 33.79	$36,676,016	0.64%	1.15% to 1.65%	13.42% to 14.28%
2023	1,491,484	10.98 to 29.64	$37,284,426	0.09%	1.15% to 1.65%	15.85% to 16.72%
2022	1,413,539	9.42 to 25.46	$31,661,580	0.08%	1.15% to 1.65%	-17.52% to -16.90%
2021	1,389,255	11.36 to 30.71	$39,241,724	0.24%	1.15% to 1.65%	14.63% to 15.21%
2020	1,214,723	12.77 to 26.66	$30,922,087	0.00%	1.15% to 1.65%	17.58% to 17.82%

Global Research Portfolio
2024	128,809	14.00 to 32.78	$3,545,756	0.54%	1.15% to 1.65%	21.23% to 22.15%
2023	67,823	11.49 to 26.90	$1,552,536	0.71%	1.15% to 1.65%	24.41% to 25.34%
2022	86,643	9.18 to 21.52	$1,469,892	0.83%	1.15% to 1.65%	-20.85% to -20.33%
2021	66,993	11.55 to 27.07	$1,659,012	0.38%	1.15% to 1.65%	16.22% to 16.45%
2020	48,040	15.58 to 23.25	$1,089,276	0.49%	1.15% to 1.65%	18.15% to 18.39%

Mid Cap Value Portfolio
2024	251,168	13.08 to 24.05	$5,087,655	0.84%	1.15% to 1.65%	10.94% to 11.78%
2023	238,614	11.72 to 21.57	$4,545,243	0.92%	1.15% to 1.65%	9.29% to 10.11%
2022	243,368	10.67 to 19.64	$4,266,745	1.12%	1.15% to 1.65%	-7.31% to -6.62%
2021	222,532	11.45 to 21.08	$4,304,237	0.31%	1.15% to 1.65%	17.82% to 18.06%
2020	208,421	11.63 to 17.86	$3,568,721	1.02%	1.15% to 1.65%	-2.54% to -2.34%

Balanced Portfolio
2024	3,505,006	12.46 to 26.13	$80,357,073	1.76%	1.15% to 1.65%	13.25% to 14.11%
2023	3,844,041	10.95 to 22.96	$78,720,780	1.75%	1.15% to 1.65%	13.26% to 14.11%
2022	4,239,139	9.61 to 20.17	$76,782,262	0.96%	1.15% to 1.65%	-17.98% to -17.36%
2021	4,024,852	11.65 to 24.47	$89,831,295	0.70%	1.15% to 1.65%	15.00% to 15.57%
2020	2,669,628	11.61 to 21.17	$55,162,863	1.43%	1.15% to 1.65%	12.50% to 12.72%

Flexible Bond Portfolio
2024	633,277	8.78 to 10.81	$6,649,030	4.27%	1.15% to 1.65%	-0.05% to 0.71%
2023	678,487	8.74 to 10.77	$7,117,312	3.52%	1.15% to 1.65%	3.57% to 4.35%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	736,846	8.39 to 10.34	$7,446,718	1.77%	1.15% to 1.65%	-15.31% to -14.67%
2021	930,912	9.86 to 12.15	$11,002,406	1.68%	1.15% to 1.65%	-2.44% to -2.24%
2020	788,942	11.56 to 12.43	$9,649,511	2.53%	1.15% to 1.65%	8.77% to 8.99%

Forty Portfolio
2024	36,294	10.94 to 10.96	$397,106	0.00%	1.15% to 1.65%	9.37% to 9.58%

PIMCO Variable Insurance Trust
Total Return Portfolio
2024	2,721,173	8.80 to 17.58	$30,768,952	3.86%	0.95% to 1.90%	-1.21% to 1.56%
2023	2,547,269	8.70 to 17.31	$28,859,224	3.42%	0.95% to 1.90%	2.09% to 4.93%
2022	2,850,276	8.32 to 16.50	$30,907,266	2.45%	0.95% to 1.90%	-17.41% to -15.11%
2021	3,417,926	9.82 to 19.44	$43,643,688	1.74%	0.95% to 1.90%	-4.81% to -2.20%
2020	3,527,603	10.27 to 19.87	$46,554,357	2.03%	0.95% to 1.90%	4.76% to 7.62%

Low Duration Portfolio
2024	2,565,427	8.25 to 13.67	$25,578,761	3.87%	0.95% to 1.90%	0.78% to 3.50%
2023	2,902,030	8.19 to 13.21	$28,079,889	3.47%	0.95% to 1.90%	1.27% to 3.98%
2022	3,206,727	8.29 to 12.70	$30,036,870	1.50%	0.95% to 1.90%	-8.93% to -6.63%
2021	3,694,238	9.10 to 13.61	$37,157,037	0.43%	0.95% to 1.90%	-4.29% to -1.86%
2020	2,779,815	9.51 to 13.86	$28,712,551	1.14%	0.95% to 1.90%	-0.50% to 2.02%

High Yield Portfolio
2024	935,168	10.63 to 28.29	$14,313,222	5.83%	0.95% to 1.90%	2.88% to 5.87%
2023	751,379	10.06 to 26.72	$11,383,503	6.29%	0.95% to 1.90%	8.05% to 11.16%
2022	620,312	9.08 to 24.04	$8,632,214	5.11%	0.95% to 1.90%	-13.63% to -11.13%
2021	631,502	10.24 to 27.05	$10,193,934	4.50%	0.95% to 1.90%	-0.23% to 2.65%
2020	633,058	11.59 to 26.35	$10,181,904	4.17%	0.95% to 1.90%	1.80% to 4.75%

Real Return Portfolio
2024	1,853,224	9.41 to 17.84	$19,142,980	2.50%	0.25% to 1.90%	-1.60% to 1.16%
2023	2,005,034	9.33 to 17.64	$20,588,946	2.89%	0.95% to 1.90%	0.01% to 2.69%
2022	2,340,818	9.11 to 17.18	$23,530,989	7.20%	0.95% to 1.90%	-15.01% to -12.74%
2021	2,419,180	10.46 to 19.68	$28,158,458	4.78%	0.95% to 1.90%	1.85% to 4.59%
2020	2,135,710	10.60 to 18.82	$24,012,468	1.30%	0.95% to 1.90%	7.76% to 10.66%

All Asset Portfolio
2024	207,209	10.66 to 18.29	$2,688,983	6.13%	0.95% to 1.90%	-0.01% to 2.64%
2023	216,639	10.41 to 17.93	$2,783,311	2.82%	0.95% to 1.90%	4.31% to 7.05%
2022	244,412	9.74 to 16.86	$2,965,503	7.48%	0.95% to 1.90%	-14.90% to -12.66%
2021	261,589	11.17 to 19.43	$3,850,527	10.69%	0.95% to 1.90%	12.05% to 14.71%
2020	304,908	12.76 to 17.00	$3,938,978	4.41%	0.95% to 1.90%	4.20% to 6.67%

Global Managed Asset Allocation Portfolio
2024	75,524	10.93 to 14.73	$1,078,829	3.47%	1.15% to 1.65%	8.93% to 9.75%
2023	77,486	9.98 to 13.45	$1,013,616	2.20%	1.15% to 1.65%	11.01% to 11.84%
2022	75,818	8.94 to 12.06	$890,660	1.77%	1.15% to 1.65%	-19.73% to -19.13%
2021	82,827	11.08 to 14.95	$1,209,638	2.13%	1.15% to 1.65%	11.09% to 11.32%
2020	67,354	13.26 to 13.43	$893,068	8.44%	1.15% to 1.65%	15.14% to 15.38%

Short-Term Portfolio
2024	3,439,611	10.55 to 11.08	$37,397,299	4.86%	0.25% to 1.65%	4.20% to 4.99%
2023	4,336,798	10.12 to 10.58	$45,099,059	4.18%	1.15% to 1.65%	4.07% to 4.85%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	5,692,483	9.73 to 10.11	$56,661,671	1.66%	1.15% to 1.65%	-1.88% to -1.14%
2021	4,383,191	9.86 to 10.25	$44,386,005	0.93%	1.15% to 1.65%	-1.79% to -1.30%
2020	5,617,645	10.09 to 10.39	$57,770,230	1.27%	1.15% to 1.65%	0.77% to 0.97%

Emerging Markets Bond Portfolio
2024	124,087	9.52 to 12.52	$1,469,733	6.18%	1.15% to 1.65%	5.65% to 6.45%
2023	137,402	8.96 to 11.79	$1,544,898	5.39%	1.15% to 1.65%	9.19% to 10.01%
2022	161,261	8.16 to 10.75	$1,655,280	4.53%	1.15% to 1.65%	-17.18% to -16.55%
2021	164,879	9.80 to 12.91	$2,058,796	4.54%	1.15% to 1.65%	-3.96% to -3.77%
2020	168,484	11.53 to 13.42	$2,203,410	4.38%	1.15% to 1.65%	5.16% to 5.38%

Global Bond Opportunities Portfolio
2024	8,821	8.94 to 8.94	$78,876	3.37%	1.15% to 1.65%	-1.94% to -1.94%
2023	8,441	9.12 to 9.29	$76,974	2.11%	1.15% to 1.65%	3.75% to 3.75%
2022	12,052	8.79 to 8.94	$106,448	1.26%	1.15% to 1.65%	-12.28% to -12.11%
2021	10,464	10.02 to 10.17	$104,951	3.71%	1.15% to 1.65%	-5.54% to -5.35%
2020	17,483	10.61 to 10.75	$185,660	2.05%	1.15% to 1.65%	8.53% to 8.75%

Commodity Real Return Strategy Portfolio
2024	731,200	6.59 to 17.02	$5,187,357	1.92%	1.15% to 1.65%	2.25% to 3.03%
2023	944,569	6.42 to 16.61	$6,445,420	15.25%	1.15% to 1.65%	-9.44% to -8.76%
2022	1,024,597	7.07 to 18.31	$7,817,404	26.22%	1.15% to 1.65%	6.89% to 7.69%
2021	969,729	6.59 to 17.09	$6,614,547	4.38%	1.15% to 1.65%	31.33% to 31.59%
2020	976,246	5.02 to 9.73	$4,932,228	5.48%	1.15% to 1.65%	-0.13% to 0.07%

International Bond (USD-Hedged) Portfolio
2024	190,965	9.65 to 11.40	$2,108,550	3.74%	1.15% to 1.65%	3.62% to 4.41%
2023	252,912	9.27 to 10.94	$2,696,013	2.46%	1.15% to 1.65%	7.13% to 7.93%
2022	252,393	8.60 to 10.16	$2,505,641	1.37%	1.15% to 1.65%	-11.53% to -11.05%
2021	248,916	9.69 to 11.45	$2,801,341	1.44%	1.15% to 1.65%	-3.37% to -3.17%
2020	201,369	11.19 to 11.83	$2,355,459	5.88%	1.15% to 1.65%	4.03% to 4.24%

Dynamic Bond Adv Portfolio
2024	164,093	10.18 to 11.36	$1,830,695	4.81%	1.15% to 1.65%	3.98% to 4.56%
2023	187,209	9.76 to 10.89	$2,005,684	3.39%	1.15% to 1.65%	5.56% to 6.04%
2022	206,616	9.22 to 10.30	$2,094,573	2.52%	1.15% to 1.65%	-7.70% to -7.47%
2021	234,562	9.97 to 11.14	$2,577,240	1.94%	1.15% to 1.65%	-0.17% to 0.03%
2020	211,426	10.84 to 11.13	$2,333,712	2.50%	1.15% to 1.65%	3.30% to 3.50%

Income Advisor Portfolio
2024	2,574,913	10.24 to 11.56	$29,280,745	5.76%	1.15% to 1.65%	3.57% to 4.35%
2023	2,887,901	9.83 to 11.11	$31,631,301	5.19%	1.15% to 1.65%	6.38% to 7.18%
2022	3,039,762	9.19 to 10.39	$31,220,196	3.51%	1.15% to 1.65%	-9.38% to -8.69%
2021	3,164,894	10.09 to 11.41	$35,772,908	2.80%	1.15% to 1.65%	0.23% to 0.73%
2020	2,554,048	10.78 to 11.33	$28,750,387	3.74%	1.15% to 1.65%	4.97% to 5.19%

StocksPLUS Global Portfolio
2024	73	10.17 to 10.17	$740	2.52%	1.15% to 1.65%	1.71% to 1.71%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2024	45,694	18.68 to 35.66	$1,431,293	1.01%	0.95% to 1.90%	14.82% to 17.92%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2023	52,969	17.93 to 30.24	$1,402,481	0.97%	0.95% to 1.90%	15.19% to 18.15%
2022	58,779	15.57 to 25.60	$1,269,059	0.23%	0.95% to 1.90%	-22.15% to -20.14%
2021	69,465	20.00 to 32.05	$1,906,749	0.53%	0.95% to 1.90%	19.53% to 22.62%
2020	58,336	16.73 to 26.14	$1,341,725	0.17%	0.95% to 1.90%	4.85% to 7.56%

Large Cap Value Fund
2024	7,683	25.56 to 33.48	$228,105	1.64%	0.95% to 1.40%	14.42% to 15.98%
2023	5,726	21.71 to 28.87	$155,791	0.78%	0.95% to 1.40%	10.28% to 11.95%
2022	24,660	19.68 to 25.79	$554,027	1.26%	0.95% to 1.40%	-8.63% to -7.25%
2021	26,536	21.54 to 27.80	$648,703	1.62%	0.95% to 1.40%	21.13% to 22.96%
2020	11,220	19.27 to 22.61	$239,412	1.30%	0.95% to 1.40%	1.97% to 3.00%

Mid Cap Value Fund
2024	69,638	30.56 to 42.93	$2,767,369	0.99%	0.95% to 1.40%	9.44% to 11.33%
2023	78,534	27.92 to 38.56	$2,827,344	0.94%	0.95% to 1.40%	8.51% to 10.37%
2022	95,787	25.73 to 34.94	$3,110,709	0.63%	0.95% to 1.40%	-12.34% to -10.84%
2021	112,318	29.35 to 39.19	$4,110,887	0.47%	0.95% to 1.40%	27.53% to 29.71%
2020	125,109	23.01 to 30.21	$3,558,519	0.59%	0.95% to 1.40%	5.57% to 7.38%

Mid-Cap Growth Portfolio
2024	10,380	39.95 to 53.93	$494,209	0.00%	0.95% to 1.40%	20.75% to 22.58%
2023	12,500	33.09 to 43.99	$495,985	0.00%	0.95% to 1.40%	15.12% to 16.85%
2022	15,153	30.34 to 37.65	$536,207	0.00%	0.95% to 1.40%	-30.34% to -29.50%
2021	21,621	43.18 to 53.40	$1,067,354	0.00%	0.95% to 1.40%	10.27% to 11.66%
2020	22,317	39.16 to 47.83	$991,422	0.00%	0.95% to 1.40%	36.67% to 38.39%

AMT Mid Cap Intrinsic Value Portfolio
2024	4,377	25.27 to 31.49	$125,567	0.73%	0.95% to 1.40%	6.60% to 7.78%
2023	4,450	21.97 to 29.22	$118,652	0.59%	0.95% to 1.40%	8.32% to 9.96%
2022	13,144	20.28 to 26.57	$305,694	0.44%	0.95% to 1.40%	-11.93% to -10.61%
2021	20,256	22.86 to 29.73	$526,999	0.76%	0.95% to 1.40%	29.59% to 31.54%
2020	5,816	17.45 to 22.60	$122,415	0.53%	0.95% to 1.40%	-4.98% to -3.54%

BNY Mellon Variable Investment Fund
Appreciation Portfolio
2024	7,032	27.12 to 39.04	$235,100	0.21%	1.30% to 1.90%	8.37% to 10.52%
2023	8,032	25.03 to 35.32	$248,194	0.62%	1.30% to 1.90%	16.30% to 18.58%
2022	11,834	21.52 to 29.79	$307,878	0.28%	1.30% to 1.90%	-21.22% to -19.67%
2021	19,465	27.32 to 37.08	$619,698	0.16%	1.30% to 1.90%	22.17% to 24.57%
2020	12,486	22.36 to 29.77	$332,922	0.56%	1.30% to 1.90%	18.90% to 21.24%

International Value Portfolio
2020	—	-	$0	4.78%	1.30% to 1.90%	n/a

Sustainable U.S. Equity Portfolio
2024	632	35.48 to 41.58	$24,892	0.34%	1.30% to 1.90%	21.48% to 22.53%
2023	501	29.20 to 33.34	$16,103	0.54%	1.30% to 1.90%	20.47% to 21.37%
2022	534	24.24 to 27.47	$14,050	0.28%	1.30% to 1.90%	-24.96% to -24.40%
2021	520	29.64 to 36.33	$18,105	0.41%	1.30% to 1.90%	22.88% to 24.48%
2020	1,111	24.12 to 29.19	$28,762	1.01%	1.30% to 1.90%	20.14% to 21.71%

Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio
2024	1,042	11.35 to 16.95	$13,760	8.81%	1.30% to 1.90%	7.38% to 9.72%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2023	1,510	10.57 to 15.45	$18,225	8.92%	1.30% to 1.90%	7.80% to 10.14%
2022	1,894	9.80 to 14.03	$21,233	8.06%	1.30% to 1.90%	-21.64% to -19.94%
2021	2,236	12.51 to 17.52	$32,468	5.06%	1.30% to 1.90%	-5.39% to -3.33%
2020	2,311	13.22 to 18.13	$35,101	4.09%	1.30% to 1.90%	1.85% to 4.07%

Emerging Markets Equity Portfolio
2024	8,729	8.93 to 12.85	$99,503	1.33%	1.30% to 1.90%	3.99% to 6.05%
2023	10,681	8.59 to 12.12	$113,354	1.52%	1.30% to 1.90%	8.12% to 10.25%
2022	11,909	7.94 to 10.99	$115,114	0.32%	1.30% to 1.90%	-27.70% to -26.28%
2021	13,483	10.98 to 14.91	$177,988	0.82%	1.30% to 1.90%	-0.59% to 1.37%
2020	17,155	11.05 to 14.71	$223,909	1.03%	1.30% to 1.90%	10.43% to 12.60%

Discovery Portfolio
2024	1,283	35.68 to 38.09	$48,611	0.00%	1.30% to 1.90%	37.87% to 38.35%
2023	1,393	25.20 to 27.53	$38,118	0.00%	1.30% to 1.90%	40.03% to 40.73%
2022	1,856	18.00 to 19.56	$36,101	0.00%	1.30% to 1.90%	-64.03% to -63.85%
2021	1,872	50.03 to 54.11	$101,040	0.00%	1.30% to 1.90%	-13.74% to -13.30%
2020	3,151	58.00 to 62.41	$192,113	0.00%	1.30% to 1.90%	144.86% to 146.08%

U.S. Real Estate Portfolio
2024	—	-	$0	4.18%	1.30% to 1.90%	11.38% to 13.49%
2023	3,238	10.76 to 15.32	$40,180	1.80%	1.30% to 1.90%	10.25% to 12.47%
2022	4,346	9.76 to 13.63	$48,527	0.96%	1.30% to 1.90%	-29.75% to -28.33%
2021	4,639	13.89 to 19.01	$73,352	2.07%	1.30% to 1.90%	34.58% to 37.29%
2020	6,169	10.32 to 13.85	$74,245	2.00%	1.30% to 1.90%	-19.99% to -18.38%

Northern Lights Variable Trust
Power Income Fund
2021	—	-	$0	0.00%	1.15% to 1.65%	n/a
2020	66,534	9.41 to 9.53	$626,172	1.85%	1.15% to 1.65%	-7.24% to -7.05%

Power Dividend Index Fund
2024	48,935	10.44 to 10.59	$514,236	1.47%	1.15% to 1.65%	11.23% to 11.46%
2023	72,433	9.38 to 9.50	$682,293	1.61%	1.15% to 1.65%	-2.90% to -2.71%
2022	73,279	9.66 to 9.77	$710,822	1.38%	1.15% to 1.65%	-11.55% to -11.38%
2021	76,151	10.92 to 11.02	$834,562	1.19%	1.15% to 1.65%	28.55% to 28.81%
2020	108,012	8.50 to 8.56	$919,990	1.25%	1.15% to 1.65%	-8.50% to -8.32%

AB Variable Products Series
Dynamic Asset Allocation Portfolio
2024	177,100	10.59 to 14.96	$2,585,234	1.12%	1.15% to 1.65%	8.82% to 9.21%
2023	190,353	9.70 to 13.71	$2,539,338	0.59%	1.15% to 1.65%	11.85% to 12.18%
2022	203,237	9.66 to 12.22	$2,424,823	2.40%	1.15% to 1.65%	-19.77% to -19.61%
2021	225,592	12.48 to 15.20	$3,355,731	1.54%	1.15% to 1.65%	7.81% to 8.03%
2020	243,826	11.57 to 14.07	$3,330,917	1.48%	1.15% to 1.65%	3.45% to 3.66%

Small Cap Growth Portfolio
2024	706	31.71 to 31.71	$22,399	0.00%	1.15% to 1.65%	16.84% to 16.84%
2023	788	27.14 to 27.66	$21,398	0.00%	1.15% to 1.65%	16.15% to 16.15%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	803	23.37 to 23.77	$18,765	0.00%	1.15% to 1.65%	-40.08% to -39.96%
2021	578	39.00 to 39.58	$22,574	0.00%	1.15% to 1.65%	7.74% to 7.95%
2020	676	36.20 to 36.67	$24,497	0.00%	1.15% to 1.65%	51.58% to 51.88%

Discovery Value Portfolio
2024	273,885	13.18 to 27.87	$6,270,118	0.68%	1.15% to 1.65%	7.91% to 8.73%
2023	325,469	12.15 to 25.70	$6,909,113	0.83%	1.15% to 1.65%	14.96% to 15.82%
2022	330,937	10.51 to 22.25	$6,142,464	0.80%	1.15% to 1.65%	-17.19% to -16.57%
2021	294,258	12.63 to 26.73	$6,375,347	0.72%	1.15% to 1.65%	33.79% to 34.06%
2020	159,470	11.09 to 19.94	$2,910,076	0.69%	1.15% to 1.65%	1.67% to 1.87%

BlackRock Variable Series Fund, Inc.
Basic Value Fund
2024	167,343	13.56 to 27.46	$3,852,549	1.77%	1.15% to 1.65%	8.24% to 9.06%
2023	171,350	12.46 to 25.24	$3,752,288	1.43%	1.15% to 1.65%	14.46% to 15.20%
2022	210,779	10.84 to 21.96	$3,890,440	1.30%	1.15% to 1.65%	-6.58% to -6.16%
2021	161,342	11.55 to 23.42	$3,425,421	1.20%	1.15% to 1.65%	19.59% to 19.95%
2020	146,538	12.15 to 19.52	$2,741,309	1.57%	1.15% to 1.65%	1.74% to 1.95%

Capital Appreciation Fund
2024	8,259	49.21 to 50.25	$411,798	0.00%	1.15% to 1.65%	30.15% to 30.41%
2023	12,068	22.74 to 38.53	$462,038	0.00%	1.15% to 1.65%	46.61% to 46.90%
2022	15,452	15.49 to 26.23	$400,206	0.00%	1.15% to 1.65%	-38.64% to -38.52%
2021	30,517	25.23 to 42.67	$1,294,158	0.00%	1.15% to 1.65%	19.27% to 19.51%
2020	35,199	21.13 to 35.70	$1,249,034	0.00%	1.15% to 1.65%	39.62% to 39.90%

Equity Dividend Fund
2024	895,918	13.10 to 28.50	$22,309,398	2.27%	1.15% to 1.65%	7.90% to 8.71%
2023	899,787	12.07 to 26.28	$21,770,381	1.65%	1.15% to 1.65%	10.16% to 10.99%
2022	1,224,251	10.90 to 23.74	$27,039,392	1.45%	1.15% to 1.65%	-5.67% to -4.96%
2021	1,200,894	11.49 to 25.04	$28,620,603	1.35%	1.15% to 1.65%	18.33% to 18.92%
2020	974,221	11.85 to 21.05	$19,808,363	1.72%	1.15% to 1.65%	2.18% to 2.38%

Global Allocation Fund
2024	690,408	10.41 to 17.12	$11,135,943	1.41%	1.15% to 1.65%	7.35% to 7.94%
2023	785,209	9.66 to 15.90	$11,864,939	2.39%	1.15% to 1.65%	10.88% to 11.48%
2022	893,423	8.68 to 14.29	$12,171,555	0.00%	1.15% to 1.65%	-17.45% to -16.82%
2021	1,016,228	10.46 to 17.23	$16,846,204	0.83%	1.15% to 1.65%	4.99% to 5.20%
2020	1,023,271	13.48 to 16.38	$16,519,119	1.20%	1.15% to 1.65%	19.09% to 19.32%

Advantage Large Cap Core Fund
2024	11,415	39.46 to 40.29	$452,487	0.42%	1.15% to 1.65%	23.42% to 23.67%
2023	13,026	31.97 to 32.58	$417,983	0.52%	1.15% to 1.65%	23.23% to 23.48%
2022	15,563	25.94 to 26.38	$405,050	0.63%	1.15% to 1.65%	-21.23% to -21.07%
2021	16,846	32.93 to 33.43	$556,640	0.07%	1.15% to 1.65%	26.35% to 26.60%
2020	19,678	26.07 to 26.40	$514,509	0.71%	1.15% to 1.65%	17.89% to 18.13%

Large Cap Focus Growth Fund
2024	440,205	14.37 to 53.48	$15,903,264	0.00%	1.15% to 1.65%	29.22% to 30.20%
2023	470,565	11.06 to 41.18	$13,290,839	0.00%	1.15% to 1.65%	49.98% to 51.11%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	492,659	7.33 to 27.32	$8,526,239	0.00%	1.15% to 1.65%	-39.26% to -38.81%
2021	488,519	12.01 to 44.75	$15,478,943	0.00%	1.15% to 1.65%	16.09% to 16.43%
2020	462,241	13.02 to 38.43	$13,103,358	0.00%	1.15% to 1.65%	41.50% to 41.79%

60/40 Target Allocation ETF Fund
2024	605,469	11.57 to 16.43	$9,736,578	2.44%	1.15% to 1.65%	9.63% to 10.35%
2023	503,446	10.50 to 14.92	$7,326,689	1.75%	1.15% to 1.65%	13.55% to 14.06%
2022	595,453	9.21 to 13.09	$7,596,065	1.81%	1.15% to 1.65%	-16.34% to -15.96%
2021	580,446	10.96 to 15.58	$8,810,834	1.99%	1.15% to 1.65%	10.09% to 10.42%
2020	428,532	11.70 to 14.11	$5,985,133	1.66%	1.15% to 1.65%	12.81% to 13.04%

Total Return Fund
2024	191,340	9.93 to 9.93	$1,892,705	4.10%	1.15% to 1.65%	-0.10% to -0.10%
2023	165,097	9.94 to 9.94	$1,635,480	3.53%	1.15% to 1.65%	4.11% to 4.11%
2022	153,161	9.54 to 9.54	$1,457,503	1.81%	1.15% to 1.65%	-15.33% to -15.33%
2021	160,594	11.27 to 11.27	$1,808,464	1.41%	1.15% to 1.65%	-2.92% to -2.92%
2020	134,918	11.61 to 11.61	$1,564,132	1.93%	1.15% to 1.65%	7.20% to 7.20%

S&P 500 Fund
2024	95,115	21.23 to 21.23	$2,019,542	1.05%	1.15% to 1.65%	22.96% to 22.96%
2023	104,741	17.27 to 17.27	$1,808,621	1.12%	1.15% to 1.65%	24.34% to 24.34%
2022	110,592	13.89 to 13.89	$1,535,810	1.15%	1.15% to 1.65%	-19.43% to -19.43%
2021	116,476	17.24 to 17.24	$2,007,678	1.03%	1.15% to 1.65%	26.64% to 26.64%
2020	130,931	13.61 to 13.61	$1,782,081	1.55%	1.15% to 1.65%	16.46% to 16.46%

Columbia Variable Portfolio
Contrarian Core 2 Portfolio
2024	534,112	15.58 to 35.07	$15,200,937	0.00%	1.15% to 1.65%	21.07% to 21.98%
2023	457,933	12.79 to 28.82	$10,969,197	0.00%	1.15% to 1.65%	29.74% to 30.71%
2022	374,675	9.81 to 22.11	$7,037,375	0.00%	1.15% to 1.65%	-20.18% to -19.58%
2021	314,609	12.22 to 27.56	$7,709,215	0.00%	1.15% to 1.65%	22.30% to 22.55%
2020	224,793	15.76 to 22.49	$4,776,795	0.00%	1.15% to 1.65%	20.36% to 20.60%

Dividend Opportunity Portfolio
2024	430,002	13.97 to 22.54	$8,414,398	0.00%	1.15% to 1.65%	13.22% to 14.08%
2023	470,709	12.27 to 19.81	$8,358,698	0.00%	1.15% to 1.65%	3.13% to 3.90%
2022	560,878	11.84 to 19.11	$9,903,002	0.00%	1.15% to 1.65%	-3.00% to -2.27%
2021	326,866	12.14 to 19.60	$6,115,703	0.00%	1.15% to 1.65%	23.96% to 24.45%
2020	273,530	11.50 to 15.75	$4,233,602	0.00%	1.15% to 1.65%	-0.46% to -0.26%

Emerging Markets Bond Portfolio
2024	302,696	9.32 to 11.52	$3,410,479	4.96%	1.15% to 1.65%	4.49% to 4.96%
2023	361,405	8.88 to 10.98	$3,888,217	5.03%	1.15% to 1.65%	8.33% to 8.77%
2022	425,146	8.16 to 10.09	$4,219,308	3.73%	1.15% to 1.65%	-17.45% to -17.12%
2021	485,439	9.84 to 12.18	$5,819,091	3.64%	1.15% to 1.65%	-3.76% to -3.57%
2020	517,413	11.16 to 12.63	$6,464,503	3.01%	1.15% to 1.65%	5.72% to 5.93%

High Yield Portfolio
2024	500,204	10.67 to 14.48	$6,794,040	5.89%	1.15% to 1.65%	5.12% to 5.91%
2023	492,503	10.09 to 13.71	$6,479,175	5.65%	1.15% to 1.65%	10.04% to 10.87%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	369,412	9.12 to 12.39	$4,435,748	4.44%	1.15% to 1.65%	-12.24% to -11.58%
2021	459,802	10.34 to 14.05	$6,309,076	4.29%	1.15% to 1.65%	3.28% to 3.59%
2020	363,617	11.03 to 13.56	$4,867,407	4.89%	1.15% to 1.65%	4.88% to 5.09%

Select Large-Cap Value Portfolio
2024	723,974	13.14 to 17.81	$12,403,332	0.00%	1.15% to 1.65%	10.72% to 11.56%
2023	822,763	11.80 to 16.00	$12,796,106	0.00%	1.15% to 1.65%	3.39% to 4.17%
2022	464,322	11.35 to 15.40	$6,954,925	0.00%	1.15% to 1.65%	-3.66% to -2.94%
2021	284,336	11.72 to 15.91	$4,356,661	0.00%	1.15% to 1.65%	23.92% to 24.54%
2020	57,356	12.69 to 12.77	$729,142	0.00%	1.15% to 1.65%	5.37% to 5.58%

Seligman Global Tech Portfolio
2024	646,601	15.84 to 35.80	$19,508,966	0.00%	1.15% to 1.65%	24.49% to 25.44%
2023	649,974	12.66 to 28.61	$15,762,403	0.00%	1.15% to 1.65%	42.51% to 43.58%
2022	518,814	8.83 to 19.98	$9,038,981	0.00%	1.15% to 1.65%	-32.97% to -32.47%
2021	481,453	13.11 to 29.66	$12,396,518	0.26%	1.15% to 1.65%	36.83% to 37.10%
2020	236,402	21.48 to 21.63	$5,089,324	0.00%	1.15% to 1.65%	43.84% to 44.13%

US Government Mortgage Portfolio
2024	105,489	8.59 to 9.43	$968,118	3.13%	1.15% to 1.65%	-0.34% to 0.31%
2023	88,711	8.59 to 9.42	$817,028	2.53%	1.15% to 1.65%	3.71% to 4.38%
2022	106,193	8.24 to 9.04	$941,623	1.06%	1.15% to 1.65%	-15.72% to -15.18%
2021	228,527	9.72 to 10.67	$2,353,868	1.81%	1.15% to 1.65%	-2.53% to -2.33%
2020	211,411	10.85 to 10.92	$2,294,024	1.88%	1.15% to 1.65%	3.44% to 3.65%

Strategic Income Portfolio
2024	183,574	9.80 to 11.19	$1,997,250	4.57%	1.15% to 1.65%	2.78% to 3.56%
2023	165,942	9.48 to 10.83	$1,758,934	3.20%	1.15% to 1.65%	7.42% to 8.23%
2022	132,741	8.78 to 10.03	$1,313,268	4.04%	1.15% to 1.65%	-12.96% to -12.31%
2021	128,342	10.03 to 11.47	$1,453,203	7.94%	1.15% to 1.65%	0.27% to 0.47%
2020	22,581	11.40 to 11.42	$257,543	0.00%	1.15% to 1.65%	14.02% to 14.17%

Emerging Markets Portfolio
2024	64,071	6.48 to 6.58	$419,115	1.02%	1.15% to 1.65%	3.82% to 4.29%
2023	55,517	6.24 to 6.31	$348,875	0.00%	1.15% to 1.65%	7.52% to 8.00%
2022	42,448	5.80 to 5.85	$247,339	0.00%	1.15% to 1.65%	-34.10% to -33.81%
2021	35,411	8.80 to 8.83	$312,265	0.00%	1.15% to 1.65%	-11.96% to -11.78%

Select Mid Cap Value Portfolio
2024	111,798	12.92 to 13.03	$1,449,812	0.00%	1.15% to 1.65%	10.64% to 11.03%
2023	9,820	11.70 to 11.71	$114,935	0.00%	1.15% to 1.65%	17.01% to 17.08%

Small Cap Value Portfolio
2024	102,608	12.98 to 13.09	$1,337,994	0.62%	1.15% to 1.65%	6.88% to 7.47%
2023	6,827	12.15 to 12.16	$82,965	0.00%	1.15% to 1.65%	21.45% to 21.56%

DWS Variable Insurance Portfolios
Equity 500 Index Portfolio
2024	1,992,192	14.10 to 41.19	$62,931,616	0.85%	1.15% to 1.65%	22.11% to 23.04%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2023	1,756,429	11.49 to 33.56	$48,711,506	0.99%	1.15% to 1.65%	23.44% to 24.37%
2022	1,721,820	9.28 to 27.05	$39,215,391	0.82%	1.15% to 1.65%	-19.95% to -7.21%
2021	1,673,414	12.61 to 33.62	$49,438,343	1.03%	1.15% to 1.65%	25.94% to 26.45%
2020	1,478,697	12.36 to 26.59	$37,096,159	1.23%	1.15% to 1.65%	16.05% to 16.28%

Small Cap Index Portfolio
2024	345,377	10.37 to 25.49	$7,206,981	0.91%	1.15% to 1.65%	9.06% to 9.89%
2023	378,511	9.45 to 23.26	$7,552,361	0.85%	1.15% to 1.65%	14.43% to 15.29%
2022	395,466	8.22 to 20.22	$7,115,261	0.62%	1.15% to 1.65%	-22.18% to -21.60%
2021	376,959	10.50 to 25.86	$8,842,916	0.52%	1.15% to 1.65%	12.31% to 12.88%
2020	290,840	13.81 to 22.91	$6,400,725	0.72%	1.15% to 1.65%	17.49% to 17.72%

Alternative Asset Allocation Portfolio
2024	80,630	10.89 to 12.46	$971,354	3.43%	1.15% to 1.65%	3.56% to 4.35%
2023	88,903	10.46 to 12.00	$1,030,313	6.31%	1.15% to 1.65%	3.95% to 4.73%
2022	102,328	10.01 to 11.52	$1,138,480	7.33%	1.15% to 1.65%	-9.25% to -8.57%
2021	98,889	10.96 to 12.67	$1,208,102	1.69%	1.15% to 1.65%	10.84% to 11.06%
2020	107,424	11.00 to 11.14	$1,184,795	2.20%	1.15% to 1.65%	3.90% to 4.11%

Global Small Cap Growth Portfolio
2024	—	-	$0	1.68%	1.15% to 1.65%	-0.91% to -0.80%
2023	10,069	10.10 to 17.02	$167,751	0.68%	1.15% to 1.65%	22.54% to 22.84%
2022	14,552	8.22 to 13.86	$198,267	0.24%	1.15% to 1.65%	-25.24% to -25.09%
2021	16,822	15.00 to 18.50	$306,984	0.08%	1.15% to 1.65%	13.12% to 13.34%
2020	22,135	16.11 to 16.32	$357,984	0.54%	1.15% to 1.65%	15.37% to 15.60%

Small Mid Cap Value Portfolio
2024	162,122	12.89 to 20.48	$3,173,219	0.86%	1.15% to 1.65%	4.26% to 4.57%
2023	208,921	12.34 to 19.58	$3,856,271	0.80%	1.15% to 1.65%	12.94% to 13.28%
2022	239,361	10.90 to 17.29	$3,889,214	0.44%	1.15% to 1.65%	-17.51% to -17.10%
2021	284,082	13.17 to 20.85	$5,547,055	0.96%	1.15% to 1.65%	28.30% to 28.55%
2020	321,168	10.25 to 16.22	$4,977,766	0.94%	1.15% to 1.65%	-2.44% to -2.24%

CROCI US Portfolio
2024	—	-	$0	1.57%	1.15% to 1.65%	9.25% to 9.35%
2023	9,750	17.99 to 18.34	$176,159	1.35%	1.15% to 1.65%	18.76% to 19.00%
2022	9,961	15.15 to 15.41	$151,484	1.38%	1.15% to 1.65%	-16.80% to -16.63%
2021	10,439	18.21 to 18.48	$190,740	1.52%	1.15% to 1.65%	24.58% to 24.83%
2020	11,523	14.62 to 14.81	$168,798	1.84%	1.15% to 1.65%	-13.59% to -13.42%

High Income Portfolio
2024	—	-	$0	7.27%	1.15% to 1.65%	1.32% to 1.53%
2023	55,515	9.92 to 10.04	$555,066	7.11%	1.15% to 1.65%	9.47% to 9.97%
2022	36,705	9.06 to 9.13	$333,640	3.63%	1.15% to 1.65%	-10.59% to -10.37%
2021	16,172	10.16 to 10.17	$164,326	0.00%	1.15% to 1.65%	1.55% to 1.69%

Eaton Vance Variable Trust
Floating Rate Income Portfolio
2024	1,542,292	11.44 to 13.83	$20,578,633	8.22%	1.15% to 1.65%	5.90% to 6.70%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2023	1,640,312	10.74 to 12.99	$20,633,222	8.12%	1.15% to 1.65%	9.42% to 10.24%
2022	1,666,588	9.76 to 11.81	$19,096,634	4.98%	1.15% to 1.65%	-4.32% to -3.61%
2021	1,659,213	10.15 to 12.29	$19,913,170	2.83%	1.15% to 1.65%	2.24% to 2.44%
2020	1,453,639	10.64 to 11.99	$17,199,803	3.04%	1.15% to 1.65%	0.63% to 0.83%

Delaware Variable Insurance Portfolios
Covered Call Strategy Portfolio
2020	—	-	$0	5.69%	1.15% to 1.65%	n/a

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund
2024	186,675	12.91 to 22.10	$3,917,605	1.98%	1.15% to 1.65%	9.77% to 10.04%
2023	217,601	11.73 to 20.10	$4,175,178	1.82%	1.15% to 1.65%	11.95% to 12.23%
2022	268,051	10.46 to 17.92	$4,526,155	1.72%	1.15% to 1.65%	-8.67% to -8.44%
2021	328,330	11.42 to 19.58	$6,040,536	2.81%	1.15% to 1.65%	17.57% to 17.81%
2020	397,095	10.45 to 16.62	$6,253,697	2.47%	1.15% to 1.65%	-6.32% to -6.13%

Income Fund
2024	1,548,802	12.08 to 17.53	$25,513,852	5.07%	1.15% to 1.65%	5.29% to 6.09%
2023	1,602,656	11.39 to 16.55	$24,992,559	4.97%	1.15% to 1.65%	6.85% to 7.65%
2022	1,723,951	10.60 to 15.41	$25,070,503	5.06%	1.15% to 1.65%	-7.02% to -6.32%
2021	1,559,403	11.34 to 16.49	$24,827,136	4.73%	1.15% to 1.65%	15.19% to 15.42%
2020	1,549,894	11.33 to 14.29	$21,672,079	5.55%	1.15% to 1.65%	-0.66% to -0.46%

Global Bond Fund
2024	2,276,896	7.22 to 7.97	$17,474,237	0.00%	1.15% to 1.65%	-12.90% to -12.24%
2023	2,459,743	8.25 to 9.08	$21,567,883	0.00%	1.15% to 1.65%	1.20% to 1.96%
2022	2,861,304	8.12 to 8.90	$24,704,524	0.00%	1.15% to 1.65%	-6.50% to -5.80%
2021	3,226,727	8.65 to 9.45	$29,687,890	0.00%	1.15% to 1.65%	-6.55% to -6.08%
2020	2,977,823	9.22 to 9.92	$29,210,565	8.18%	1.15% to 1.65%	-6.56% to -6.37%

Foreign Fund
2024	2,539,583	10.67 to 13.33	$31,033,209	2.49%	1.15% to 1.65%	-2.70% to -1.96%
2023	2,851,794	10.90 to 13.66	$35,725,950	3.16%	1.15% to 1.65%	18.79% to 19.68%
2022	3,269,423	9.12 to 11.48	$34,488,163	2.93%	1.15% to 1.65%	-9.12% to -8.43%
2021	3,332,580	9.98 to 12.60	$38,678,960	1.83%	1.15% to 1.65%	2.45% to 2.97%
2020	3,210,344	9.78 to 12.28	$36,392,804	2.97%	1.15% to 1.65%	-2.49% to -2.29%

Developing Markets Fund
2024	190,848	8.00 to 12.25	$2,128,752	4.09%	1.15% to 1.65%	5.89% to 6.70%
2023	227,081	7.51 to 11.51	$2,388,608	2.08%	1.15% to 1.65%	10.78% to 11.62%
2022	256,086	6.75 to 10.34	$2,422,020	2.48%	1.15% to 1.65%	-23.26% to -22.87%
2021	236,321	12.40 to 13.42	$2,940,940	0.87%	1.15% to 1.65%	-7.00% to -6.82%
2020	264,790	13.34 to 14.41	$3,538,904	3.70%	1.15% to 1.65%	15.61% to 15.84%

Mutual Global Discovery Fund
2024	198,138	14.18 to 20.90	$4,053,306	1.77%	1.15% to 1.65%	3.24% to 3.45%
2023	229,236	13.72 to 20.20	$4,540,560	2.34%	1.15% to 1.65%	18.70% to 18.94%
2022	278,794	11.55 to 16.99	$4,657,252	1.29%	1.15% to 1.65%	-6.02% to -5.84%
2021	347,899	12.28 to 18.04	$6,183,879	2.89%	1.15% to 1.65%	17.53% to 17.77%
2020	396,053	10.43 to 15.32	$5,988,007	2.06%	1.15% to 1.65%	-5.75% to -5.56%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Rising Dividends Fund
2024	980,516	13.38 to 34.97	$28,916,077	1.02%	1.15% to 1.65%	8.92% to 9.74%
2023	1,009,796	12.21 to 31.93	$27,877,839	0.93%	1.15% to 1.65%	10.25% to 11.07%
2022	1,043,584	11.02 to 28.82	$25,895,128	0.75%	1.15% to 1.65%	-12.03% to -11.37%
2021	1,009,433	12.46 to 32.60	$29,314,921	0.84%	1.15% to 1.65%	24.84% to 25.34%
2020	861,597	12.29 to 26.01	$21,466,410	1.15%	1.15% to 1.65%	14.41% to 14.64%

DynaTech 2 Fund
2024	672,770	10.82 to 11.11	$7,383,773	0.00%	1.15% to 1.65%	27.70% to 28.66%
2023	470,687	8.43 to 8.59	$4,014,041	0.00%	1.15% to 1.65%	41.43% to 42.49%
2022	330,005	5.96 to 6.03	$1,980,410	0.00%	1.15% to 1.65%	-40.94% to -40.49%
2021	127,074	10.10 to 10.13	$1,285,808	0.00%	1.15% to 1.65%	0.96% to 1.22%

Multi-Asset Dynamic Multi-Strategy Portfolio
2022	—	-	$0	0.00%	1.15% to 1.65%	n/a
2021	31,170	13.28 to 13.48	$415,063	2.30%	1.15% to 1.65%	11.14% to 11.36%
2020	33,892	11.95 to 12.11	$405,881	1.59%	1.15% to 1.65%	-9.55% to -9.37%

Global Real Estate Fund
2024	4,168	11.74 to 11.75	$48,969	0.00%	1.15% to 1.65%	17.42% to 17.49%
2023	—	-	$0	0.00%	1.15% to 1.65%	n/a

VolSmart Allocation Fund
2024	10,697	12.17 to 12.24	$130,429	3.71%	1.15% to 1.65%	9.97% to 9.97%
2023	6,972	11.05 to 11.05	$77,047	0.00%	1.15% to 1.65%	10.51% to 10.51%

Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio
2024	122,159	15.94 to 17.83	$2,135,225	1.86%	1.15% to 1.65%	10.92% to 11.14%
2023	142,153	14.35 to 16.04	$2,239,781	1.92%	1.15% to 1.65%	12.41% to 12.64%
2022	180,583	12.76 to 14.24	$2,530,912	1.41%	1.15% to 1.65%	-15.88% to -15.71%
2021	205,685	15.15 to 16.90	$3,426,651	1.47%	1.15% to 1.65%	8.96% to 9.18%
2020	258,496	13.89 to 15.48	$3,950,871	1.71%	1.15% to 1.65%	12.35% to 12.57%

Balanced Portfolio
2024	262,298	12.41 to 22.91	$5,902,217	1.38%	1.15% to 1.65%	14.03% to 14.32%
2023	306,624	10.86 to 20.05	$6,050,704	0.77%	1.15% to 1.65%	14.48% to 14.76%
2022	342,723	9.46 to 17.48	$5,904,604	1.07%	1.15% to 1.65%	-17.18% to -16.98%
2021	379,951	11.39 to 21.06	$7,902,075	1.01%	1.15% to 1.65%	14.41% to 14.64%
2020	409,881	13.64 to 18.37	$7,454,825	1.39%	1.15% to 1.65%	12.58% to 12.81%

Global Equity Portfolio
2024	—	-	$0	8.51%	1.15% to 1.65%	7.02% to 7.09%
2023	48,389	20.27 to 20.65	$985,409	1.81%	1.15% to 1.65%	12.57% to 12.80%
2022	49,912	18.01 to 18.31	$902,366	3.42%	1.15% to 1.65%	-12.49% to -12.32%
2021	56,981	20.58 to 20.88	$1,176,882	2.16%	1.15% to 1.65%	15.41% to 15.64%
2020	61,052	17.83 to 18.06	$1,093,882	2.41%	1.15% to 1.65%	1.76% to 1.97%

Energy Portfolio
2024	109,007	7.16 to 23.05	$973,627	3.06%	1.15% to 1.65%	-7.15% to -6.45%
2023	147,790	7.69 to 24.77	$1,351,364	2.95%	1.15% to 1.65%	2.32% to 3.09%
2022	195,506	7.49 to 24.16	$1,692,405	3.00%	1.15% to 1.65%	48.02% to 49.13%
2021	302,006	5.05 to 16.29	$1,689,275	1.78%	1.15% to 1.65%	40.10% to 40.38%
2020	217,485	3.60 to 4.20	$800,671	1.23%	1.15% to 1.65%	-37.69% to -37.56%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Global Bond Portfolio
2022	—	-	$0	9.93%	1.15% to 1.65%	n/a
2021	45,528	9.85 to 11.74	$526,885	5.19%	1.15% to 1.65%	-2.17% to -1.97%
2020	88,181	11.53 to 11.97	$1,044,085	3.21%	1.15% to 1.65%	6.70% to 6.91%

Natural Resources Portfolio
2024	62,160	7.79 to 16.16	$519,072	5.75%	1.15% to 1.65%	-2.23% to -1.73%
2023	68,755	7.95 to 16.50	$578,408	2.31%	1.15% to 1.65%	-0.07% to 0.43%
2022	77,210	7.93 to 16.47	$643,386	1.83%	1.15% to 1.65%	15.85% to 16.43%
2021	109,900	6.82 to 14.19	$792,523	2.06%	1.15% to 1.65%	24.86% to 25.23%
2020	110,000	5.46 to 11.37	$638,931	1.75%	1.15% to 1.65%	-13.17% to -13.00%

Growth Portfolio
2024	59,494	16.07 to 55.96	$3,061,839	0.00%	1.15% to 1.65%	21.85% to 22.78%
2023	66,062	13.09 to 45.69	$2,787,512	0.00%	1.15% to 1.65%	35.67% to 36.69%
2022	94,163	9.54 to 33.51	$2,839,211	0.00%	1.15% to 1.65%	-28.38% to -27.84%
2021	117,566	13.25 to 46.56	$4,862,843	0.00%	1.15% to 1.65%	28.16% to 28.54%
2020	127,715	12.43 to 36.22	$4,364,019	0.00%	1.15% to 1.65%	28.79% to 29.05%

High Income Portfolio
2024	606,636	10.61 to 13.95	$8,280,486	6.61%	1.15% to 1.65%	4.44% to 5.24%
2023	710,395	10.10 to 13.29	$9,237,969	6.09%	1.15% to 1.65%	9.93% to 10.75%
2022	781,182	9.14 to 12.03	$9,191,008	6.38%	1.15% to 1.65%	-12.42% to -11.76%
2021	908,670	10.38 to 13.66	$12,207,324	6.82%	1.15% to 1.65%	4.64% to 4.85%
2020	1,094,364	11.37 to 13.03	$14,059,607	6.07%	1.15% to 1.65%	4.60% to 4.81%

International Core Equity Portfolio
2024	369,908	10.88 to 16.75	$5,828,671	1.41%	1.15% to 1.65%	2.18% to 2.85%
2023	351,081	10.60 to 16.32	$5,489,534	1.65%	1.15% to 1.65%	13.85% to 14.59%
2022	435,778	9.27 to 14.28	$5,979,593	2.19%	1.15% to 1.65%	-15.62% to -15.15%
2021	496,960	10.93 to 16.85	$8,091,297	1.08%	1.15% to 1.65%	12.65% to 12.87%
2020	532,325	11.10 to 14.93	$7,775,781	2.14%	1.15% to 1.65%	5.75% to 5.96%

Global Growth Portfolio
2024	60,669	19.93 to 26.70	$1,593,345	1.38%	1.15% to 1.65%	15.50% to 15.73%
2023	27,185	17.24 to 23.07	$617,489	0.08%	1.15% to 1.65%	18.38% to 18.62%
2022	35,350	14.55 to 19.45	$675,775	0.74%	1.15% to 1.65%	-18.67% to -18.50%
2021	42,042	17.87 to 23.87	$987,361	0.05%	1.15% to 1.65%	16.28% to 16.52%
2020	45,228	15.35 to 20.48	$912,647	0.39%	1.15% to 1.65%	18.96% to 19.20%

Mid Cap Growth Portfolio
2024	227,959	9.11 to 31.33	$6,604,197	0.00%	1.15% to 1.65%	0.52% to 1.28%
2023	302,189	9.02 to 31.02	$8,600,166	0.00%	1.15% to 1.65%	17.66% to 18.55%
2022	367,482	7.62 to 26.23	$8,838,626	0.00%	1.15% to 1.65%	-31.93% to -31.41%
2021	427,945	11.13 to 38.34	$15,115,909	0.00%	1.15% to 1.65%	14.45% to 15.02%
2020	407,452	13.97 to 33.33	$12,968,074	0.00%	1.15% to 1.65%	47.00% to 47.29%

Science and Technology Portfolio
2024	315,832	13.47 to 53.81	$14,453,638	0.00%	1.15% to 1.65%	28.44% to 29.41%
2023	391,339	10.43 to 41.69	$13,625,194	0.00%	1.15% to 1.65%	36.80% to 37.82%
2022	454,563	7.58 to 30.32	$11,649,955	0.00%	1.15% to 1.65%	-32.96% to -32.45%
2021	482,443	11.25 to 45.00	$18,479,733	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	450,131	13.71 to 39.53	$16,169,446	0.00%	1.15% to 1.65%	33.54% to 33.81%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Small Cap Growth Portfolio
2024	155,271	8.92 to 23.56	$3,443,484	0.00%	1.15% to 1.65%	12.49% to 13.23%
2023	189,143	7.89 to 20.86	$3,716,539	0.00%	1.15% to 1.65%	11.30% to 12.03%
2022	216,816	7.06 to 18.67	$3,832,297	0.00%	1.15% to 1.65%	-27.89% to -27.42%
2021	253,728	9.75 to 25.78	$6,230,393	0.98%	1.15% to 1.65%	2.49% to 2.80%
2020	286,578	13.99 to 25.08	$6,879,809	0.00%	1.15% to 1.65%	35.81% to 36.09%

SMID Cap Core Portfolio
2024	288,928	12.16 to 29.28	$7,884,482	0.30%	1.15% to 1.65%	12.37% to 13.23%
2023	373,795	10.76 to 25.93	$9,050,218	0.20%	1.15% to 1.65%	13.78% to 14.63%
2022	453,846	9.41 to 22.67	$9,460,115	0.00%	1.15% to 1.65%	-16.20% to -15.57%
2021	513,107	11.16 to 26.92	$12,726,961	0.00%	1.15% to 1.65%	18.81% to 19.40%
2020	575,131	12.46 to 22.55	$12,291,898	0.00%	1.15% to 1.65%	5.59% to 5.80%

Total Return Portfolio
2024	5,753	16.17 to 16.51	$93,207	2.71%	1.15% to 1.65%	9.31% to 9.53%
2023	5,942	14.79 to 15.07	$88,059	0.00%	1.15% to 1.65%	11.13% to 11.35%
2022	9,141	13.31 to 13.54	$121,815	0.00%	1.15% to 1.65%	-11.76% to -11.58%
2021	13,238	15.08 to 15.31	$199,819	0.00%	1.15% to 1.65%	14.81% to 15.04%
2020	25,528	13.14 to 13.31	$335,597	0.00%	1.15% to 1.65%	-0.45% to -0.25%

International Portfolio
2024	—	-	$0	4.17%	1.15% to 1.65%	2.37% to 2.43%
2023	67,548	14.07 to 14.34	$953,379	1.52%	1.15% to 1.65%	12.06% to 12.28%
2022	78,796	12.56 to 12.77	$993,062	1.41%	1.15% to 1.65%	-18.44% to -18.28%
2021	80,766	15.40 to 15.63	$1,247,847	0.93%	1.15% to 1.65%	5.43% to 5.64%
2020	77,015	14.60 to 14.79	$1,128,220	0.00%	1.15% to 1.65%	5.72% to 5.93%

Opportunity Portfolio
2024	341,513	17.53 to 20.06	$6,748,694	0.66%	1.15% to 1.65%	13.08% to 13.31%
2023	416,170	15.49 to 17.70	$7,269,145	0.64%	1.15% to 1.65%	14.74% to 14.97%
2022	531,055	13.49 to 15.40	$8,087,611	0.22%	1.15% to 1.65%	-14.84% to -14.67%
2021	608,805	15.82 to 18.05	$10,880,222	1.26%	1.15% to 1.65%	21.48% to 21.72%
2020	778,559	13.01 to 14.83	$11,448,002	0.59%	1.15% to 1.65%	9.31% to 9.53%

Lazard Retirement Series, Inc.
International Equity Portfolio
2024	74,539	10.36 to 15.61	$1,136,676	2.97%	1.15% to 1.65%	4.20% to 4.46%
2023	77,215	9.92 to 14.95	$1,130,591	1.30%	1.15% to 1.65%	14.33% to 14.56%
2022	76,295	10.64 to 13.05	$978,957	3.79%	1.15% to 1.65%	-16.15% to -15.98%
2021	67,561	12.67 to 15.54	$1,033,501	0.96%	1.15% to 1.65%	4.41% to 4.62%
2020	79,835	12.13 to 14.85	$1,161,559	2.11%	1.15% to 1.65%	6.78% to 7.00%

Global Dynamic Multi Asset Portfolio
2024	36,669	10.65 to 16.34	$590,496	0.00%	1.15% to 1.65%	6.91% to 7.40%
2023	57,475	9.91 to 15.22	$860,737	0.00%	1.15% to 1.65%	9.33% to 9.55%
2022	78,382	10.71 to 13.89	$1,045,022	0.08%	1.15% to 1.65%	-18.48% to -18.32%
2021	89,392	13.13 to 17.01	$1,466,656	2.50%	1.15% to 1.65%	10.44% to 10.66%
2020	89,617	11.88 to 15.37	$1,333,979	0.58%	1.15% to 1.65%	-0.55% to -0.35%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio
2024	159,748	9.81 to 13.99	$2,006,674	5.42%	1.15% to 1.65%	4.94% to 5.73%
2023	203,924	9.30 to 13.26	$2,457,468	5.59%	1.15% to 1.65%	8.16% to 8.97%
2022	156,813	8.55 to 12.20	$1,825,701	5.91%	1.15% to 1.65%	-15.27% to -14.64%
2021	158,412	10.04 to 14.33	$2,172,825	4.82%	1.15% to 1.65%	-0.31% to -0.11%
2020	102,341	11.58 to 14.34	$1,448,658	3.65%	1.15% to 1.65%	5.68% to 5.89%

ClearBridge Variable Mid Cap Portfolio
2024	701,343	10.86 to 25.99	$15,984,737	0.37%	1.15% to 1.65%	7.92% to 8.74%
2023	727,432	10.01 to 23.96	$15,486,987	0.02%	1.15% to 1.65%	10.78% to 11.61%
2022	702,421	8.99 to 21.53	$13,354,399	0.09%	1.15% to 1.65%	-26.72% to -26.17%
2021	594,559	12.20 to 29.23	$15,388,407	0.03%	1.15% to 1.65%	26.29% to 26.92%
2020	474,707	13.18 to 23.03	$10,335,598	0.04%	1.15% to 1.65%	13.56% to 13.78%

ClearBridge Variable Dividend Strategy Portfolio
2024	1,032,453	14.88 to 33.37	$31,591,069	1.09%	1.15% to 1.65%	14.76% to 15.63%
2023	1,311,873	12.89 to 28.93	$36,178,614	1.87%	1.15% to 1.65%	12.15% to 12.99%
2022	1,535,636	11.43 to 25.67	$37,656,434	1.17%	1.15% to 1.65%	-9.73% to -9.05%
2021	1,632,730	12.60 to 28.30	$44,503,516	1.48%	1.15% to 1.65%	24.54% to 25.17%
2020	1,361,021	11.89 to 22.61	$30,049,701	1.24%	1.15% to 1.65%	6.05% to 6.26%

ClearBridge Variable Small Cap Growth Portfolio
2024	487,506	8.03 to 27.53	$9,337,486	0.00%	1.15% to 1.65%	2.51% to 3.29%
2023	439,839	7.79 to 26.72	$8,735,629	0.00%	1.15% to 1.65%	6.36% to 7.16%
2022	316,888	7.29 to 24.99	$6,078,639	0.00%	1.15% to 1.65%	-30.17% to -29.64%
2021	236,670	10.38 to 35.61	$6,932,627	0.00%	1.15% to 1.65%	10.47% to 11.03%
2020	177,253	14.24 to 32.08	$5,195,487	0.00%	1.15% to 1.65%	40.99% to 41.27%

ClearBridge Variable Growth Portfolio
2024	57,406	13.06 to 14.79	$833,811	0.11%	1.15% to 1.65%	10.68% to 11.13%
2023	61,932	11.80 to 13.31	$811,020	0.06%	1.15% to 1.65%	22.23% to 22.72%
2022	64,938	9.66 to 10.85	$694,061	0.00%	1.15% to 1.65%	-27.71% to -27.43%
2021	68,143	13.36 to 14.94	$1,005,438	0.22%	1.15% to 1.65%	8.57% to 8.78%
2020	72,627	13.57 to 13.74	$988,742	0.49%	1.15% to 1.65%	16.15% to 16.38%

Western Asset Variable Core Bond Plus Portfolio
2024	6,518,528	8.25 to 9.90	$62,319,751	8.08%	1.15% to 1.65%	-2.50% to -1.76%
2023	6,687,096	8.42 to 10.10	$65,452,511	3.34%	1.15% to 1.65%	4.70% to 5.48%
2022	7,395,300	7.99 to 9.60	$69,205,540	1.69%	1.15% to 1.65%	-18.63% to -18.02%
2021	7,602,456	9.77 to 11.74	$87,623,863	2.44%	1.15% to 1.65%	-3.80% to -3.31%
2020	6,118,744	10.55 to 12.15	$73,589,537	1.86%	1.15% to 1.65%	7.59% to 7.80%

ClearBridge Variable Large Cap Growth Portfolio
2024	1,281,572	14.70 to 26.07	$30,051,991	0.00%	1.15% to 1.65%	25.46% to 26.41%
2023	1,382,338	11.65 to 20.67	$26,036,211	0.00%	1.15% to 1.65%	41.32% to 42.38%
2022	1,502,532	8.20 to 14.55	$20,483,212	0.00%	1.15% to 1.65%	-33.52% to -33.02%
2021	1,312,966	12.27 to 21.78	$27,674,651	0.00%	1.15% to 1.65%	19.64% to 20.24%
2020	1,060,091	12.65 to 18.12	$19,100,602	0.02%	1.15% to 1.65%	28.66% to 28.92%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Pioneer Variable Contracts Trust
Fund Portfolio
2024	107,444	15.28 to 43.74	$3,429,410	0.49%	1.15% to 1.65%	20.29% to 21.21%
2023	57,908	9.93 to 28.46	$1,749,674	0.58%	1.15% to 1.65%	-20.75% to -20.56%
2022	53,315	9.93 to 28.46	$1,369,738	0.52%	1.15% to 1.65%	-20.75% to -20.56%
2021	29,893	12.50 to 35.85	$1,042,537	0.08%	1.15% to 1.65%	25.94% to 26.19%
2020	29,118	28.04 to 28.41	$821,287	0.45%	1.15% to 1.65%	22.29% to 22.54%

Bond Portfolio
2024	4,057,156	9.06 to 11.53	$44,588,310	4.20%	1.15% to 1.65%	1.32% to 2.09%
2023	4,056,519	8.89 to 11.33	$44,080,200	3.64%	1.15% to 1.65%	4.94% to 5.73%
2022	4,379,100	8.42 to 10.74	$45,533,637	2.12%	1.15% to 1.65%	-15.86% to -15.23%
2021	4,535,185	9.96 to 12.70	$56,314,245	1.91%	1.15% to 1.65%	-1.42% to -0.93%
2020	3,942,638	10.73 to 12.82	$49,841,041	2.72%	1.15% to 1.65%	6.97% to 7.18%

Strategic Income Portfolio
2024	799,629	9.57 to 12.22	$9,455,829	4.09%	1.15% to 1.65%	2.17% to 2.95%
2023	884,846	9.31 to 11.90	$10,220,175	3.47%	1.15% to 1.65%	6.29% to 7.09%
2022	1,097,957	8.71 to 11.14	$11,915,805	2.80%	1.15% to 1.65%	-14.27% to -13.62%
2021	1,160,887	10.11 to 12.93	$14,710,111	3.06%	1.15% to 1.65%	0.36% to 0.57%
2020	1,079,626	11.31 to 12.85	$13,675,201	3.14%	1.15% to 1.65%	5.93% to 6.14%

Equity Income Portfolio
2024	443,628	12.72 to 27.92	$10,475,067	1.99%	1.15% to 1.65%	9.14% to 9.97%
2023	489,126	11.59 to 25.45	$10,733,485	1.55%	1.15% to 1.65%	5.42% to 6.22%
2022	566,068	10.93 to 24.02	$11,893,373	1.45%	1.15% to 1.65%	-9.45% to -8.77%
2021	621,636	12.01 to 26.39	$14,747,291	1.21%	1.15% to 1.65%	23.28% to 23.9%
2020	638,005	11.62 to 21.30	$12,659,788	2.13%	1.15% to 1.65%	-1.61% to -1.41%

High Yield Portfolio
2024	35,374	14.78 to 15.09	$523,596	5.48%	1.15% to 1.65%	7.04% to 7.26%
2023	40,161	13.81 to 14.07	$555,385	5.11%	1.15% to 1.65%	9.50% to 9.72%
2022	50,467	12.61 to 12.83	$637,612	4.74%	1.15% to 1.65%	-12.62% to -12.45%
2021	68,144	14.43 to 14.65	$985,864	4.85%	1.15% to 1.65%	4.03% to 4.24%
2020	74,351	13.87 to 14.05	$1,033,879	4.56%	1.15% to 1.65%	0.61% to 0.81%

Prudential Series Funds
PGIM Jennison Blend Portfolio
2024	16,967	35.48 to 35.48	$602,014	0.00%	1.15% to 1.65%	24.11% to 24.11%
2023	17,705	28.59 to 28.59	$506,159	0.00%	1.15% to 1.65%	29.61% to 29.61%

PGIM Jennison Focused Blend Portfolio
2023	—	-	$0	0.00%	1.15% to 1.65%	n/a
2022	18,165	22.06 to 22.06	$400,670	0.00%	1.15% to 1.65%	-27.03% to -27.03%
2021	18,110	30.23 to 30.23	$547,410	0.00%	1.15% to 1.65%	14.79% to 14.79%
2020	18,436	26.33 to 26.33	$485,480	0.00%	1.15% to 1.65%	28.66% to 28.66%

Natural Resources Portfolio
2024	63,836	8.94 to 20.95	$593,833	0.00%	1.15% to 1.65%	2.45% to 2.81%
2023	71,940	8.72 to 20.45	$655,298	0.00%	1.15% to 1.65%	0.12% to 0.47%
2022	100,455	8.70 to 20.43	$981,876	0.00%	1.15% to 1.65%	19.92% to 20.16%
2021	71,687	7.26 to 12.93	$529,150	0.00%	1.15% to 1.65%	23.35% to 23.60%
2020	94,469	5.88 to 10.47	$564,254	0.00%	1.15% to 1.65%	10.31% to 10.53%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Mid-Cap Growth Portfolio
2024	4,702	31.06 to 31.72	$147,146	0.00%	1.15% to 1.65%	12.24% to 12.47%
2023	4,925	27.67 to 28.20	$137,198	0.00%	1.15% to 1.65%	21.4% to 21.64%
2022	5,356	22.79 to 23.18	$122,800	0.00%	1.15% to 1.65%	-28.22% to -28.07%
2021	6,624	31.75 to 32.23	$211,525	0.00%	1.15% to 1.65%	8.75% to 8.97%
2020	9,236	29.20 to 29.58	$270,641	0.00%	1.15% to 1.65%	44.92% to 45.22%

Royce Capital Fund
Micro-Cap Portfolio
2024	12,280	18.11 to 18.49	$223,391	0.00%	1.15% to 1.65%	11.75% to 11.98%
2023	12,650	16.21 to 16.57	$205,872	0.00%	1.15% to 1.65%	16.97% to 17.21%
2022	21,914	13.85 to 14.18	$305,792	0.00%	1.15% to 1.65%	-23.69% to -23.53%
2021	19,895	18.15 to 18.43	$363,453	0.00%	1.15% to 1.65%	27.79% to 28.04%
2020	27,087	14.21 to 14.39	$387,137	0.00%	1.15% to 1.65%	21.89% to 22.14%

Small Cap Portfolio
2024	418,502	13.35 to 20.63	$8,070,115	1.05%	1.15% to 1.65%	1.56% to 2.33%
2023	376,484	13.07 to 20.22	$7,309,686	0.63%	1.15% to 1.65%	23.61% to 24.41%
2022	445,457	10.53 to 16.29	$6,989,474	0.07%	1.15% to 1.65%	-10.81% to -10.22%
2021	475,089	11.75 to 18.19	$8,417,375	1.21%	1.15% to 1.65%	26.60% to 26.98%
2020	557,863	10.31 to 14.33	$7,891,351	0.70%	1.15% to 1.65%	-8.57% to -8.39%

Alps Fund
Alerian Energy Infrastructure Portfolio
2024	489,911	13.67 to 25.47	$7,175,337	4.05%	1.15% to 1.65%	38.28% to 39.33%
2023	487,562	9.85 to 18.38	$5,133,095	3.09%	1.15% to 1.65%	12.05% to 12.89%
2022	558,869	8.77 to 16.37	$5,380,535	6.10%	1.15% to 1.65%	15.41% to 16.27%
2021	275,796	7.57 to 14.16	$2,270,421	2.42%	1.15% to 1.65%	35.79% to 36.20%
2020	272,475	5.57 to 10.43	$1,604,648	2.67%	1.15% to 1.65%	-26.14% to -25.99%

Global Opportunity Portfolio
2024	100,022	12.99 to 19.84	$1,924,650	8.68%	1.15% to 1.65%	16.06% to 16.94%
2023	102,726	11.13 to 17.01	$1,700,555	0.00%	1.15% to 1.65%	26.70% to 27.65%
2022	116,311	8.75 to 13.36	$1,509,929	11.11%	1.15% to 1.65%	-30.07% to -29.54%
2021	118,801	12.44 to 19.01	$2,187,991	4.71%	1.15% to 1.65%	22.27% to 22.52%
2020	111,263	14.27 to 15.52	$1,697,631	10.68%	1.15% to 1.65%	7.78% to 8.00%

American Funds IS
Asset Allocation Fund
2024	4,916,552	12.27 to 19.60	$89,527,586	1.95%	0.25% to 1.65%	14.20% to 15.06%
2023	5,701,681	10.69 to 17.08	$90,066,273	1.90%	1.15% to 1.65%	12.16% to 13.01%
2022	6,915,963	9.63 to 15.15	$96,708,599	1.58%	1.15% to 1.65%	-15.07% to -14.43%
2021	7,211,662	11.27 to 17.75	$119,153,303	1.46%	1.15% to 1.65%	12.96% to 13.53%
2020	6,004,701	11.50 to 15.64	$88,570,731	1.49%	1.15% to 1.65%	10.65% to 10.87%

Washington Mutual Investors Fund
2024	2,805,974	15.18 to 24.34	$61,325,063	1.47%	1.15% to 1.65%	16.89% to 17.78%
2023	2,795,848	12.92 to 20.72	$52,776,768	1.65%	1.15% to 1.65%	15.06% to 15.93%
2022	2,859,836	11.17 to 17.92	$47,176,162	1.71%	1.15% to 1.65%	-10.18% to -9.50%
2021	2,680,860	12.36 to 19.85	$49,652,767	1.33%	1.15% to 1.65%	25.43% to 26.05%
2020	2,417,351	11.40 to 15.75	$36,024,945	1.46%	1.15% to 1.65%	7.01% to 7.23%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Ultra-Short Bond Fund
2024	1,605,836	9.60 to 10.55	$15,565,222	4.59%	1.15% to 1.65%	2.89% to 3.67%
2023	1,999,205	9.30 to 10.18	$18,769,795	3.84%	1.15% to 1.65%	2.74% to 3.51%
2022	3,079,440	9.02 to 9.84	$28,199,374	0.44%	1.15% to 1.65%	-0.82% to -0.17%
2021	2,165,979	9.07 to 9.83	$19,802,623	0.00%	1.15% to 1.65%	-2.05% to -1.86%
2020	2,435,388	9.26 to 9.79	$22,701,543	0.25%	1.15% to 1.65%	-1.59% to -1.40%

Capital Income Builder Fund
2024	1,608,955	11.96 to 14.43	$22,704,593	3.24%	1.15% to 1.65%	8.12% to 8.94%
2023	1,577,764	11.00 to 13.28	$20,561,730	2.70%	1.15% to 1.65%	6.98% to 7.78%
2022	1,522,563	10.23 to 12.35	$18,486,524	2.54%	1.15% to 1.65%	-8.89% to -8.20%
2021	1,485,983	11.16 to 13.49	$19,785,719	2.55%	1.15% to 1.65%	13.14% to 13.37%
2020	1,419,418	11.64 to 11.90	$16,723,670	2.52%	1.15% to 1.65%	2.71% to 2.92%

Global Growth Fund
2024	1,477,721	11.46 to 23.97	$31,173,989	1.42%	0.25% to 1.65%	11.52% to 12.36%
2023	1,524,257	10.22 to 21.38	$29,470,156	0.73%	1.15% to 1.65%	20.30% to 21.20%
2022	1,414,384	8.45 to 17.69	$22,791,648	0.40%	1.15% to 1.65%	-26.15% to -25.59%
2021	1,388,857	11.38 to 23.83	$30,392,788	0.21%	1.15% to 1.65%	14.24% to 14.81%
2020	960,028	13.10 to 20.76	$18,882,735	0.13%	1.15% to 1.65%	28.42% to 28.67%

Capital World Growth and Income Fund
2024	1,015,366	12.28 to 19.38	$18,831,496	1.51%	1.15% to 1.65%	11.82% to 12.67%
2023	1,122,077	10.92 to 17.24	$18,647,769	1.71%	1.15% to 1.65%	18.68% to 19.57%
2022	1,222,708	9.15 to 14.46	$17,143,652	2.09%	1.15% to 1.65%	-18.92% to -18.31%
2021	1,148,690	11.22 to 17.74	$19,850,007	1.59%	1.15% to 1.65%	12.82% to 13.15%
2020	969,706	12.58 to 15.68	$14,909,631	1.05%	1.15% to 1.65%	7.09% to 7.30%

Global Small Capitalization Fund
2024	446,734	8.17 to 14.88	$6,093,768	0.87%	1.15% to 1.65%	0.43% to 1.20%
2023	485,193	8.09 to 14.74	$6,635,005	0.03%	1.15% to 1.65%	13.90% to 14.75%
2022	479,558	7.07 to 12.88	$5,710,606	0.00%	1.15% to 1.65%	-30.84% to -30.32%
2021	457,807	10.16 to 18.53	$8,014,793	0.00%	1.15% to 1.65%	4.79% to 5.21%
2020	336,465	13.96 to 17.61	$5,852,838	0.10%	1.15% to 1.65%	27.65% to 27.91%

Growth Fund
2024	2,432,292	14.50 to 41.41	$81,298,365	0.17%	1.15% to 1.65%	29.13% to 30.11%
2023	2,384,093	11.16 to 31.91	$62,763,441	0.17%	1.15% to 1.65%	35.89% to 36.90%
2022	2,440,651	8.17 to 23.37	$49,719,774	0.10%	1.15% to 1.65%	-31.26% to -30.74%
2021	2,129,685	11.82 to 33.82	$64,985,480	0.06%	1.15% to 1.65%	19.69% to 20.29%
2020	1,663,314	14.25 to 28.11	$44,819,781	0.20%	1.15% to 1.65%	49.68% to 49.98%

Growth-Income Fund
2024	3,369,408	15.34 to 28.11	$83,732,441	0.98%	1.15% to 1.65%	21.88% to 22.80%
2023	3,221,495	12.52 to 22.95	$67,156,552	1.18%	1.15% to 1.65%	23.77% to 24.70%
2022	3,315,121	10.06 to 18.45	$56,244,801	1.05%	1.15% to 1.65%	-18.07% to -17.45%
2021	3,107,515	12.21 to 22.40	$65,545,627	1.02%	1.15% to 1.65%	21.77% to 22.38%
2020	2,356,953	11.95 to 18.31	$41,994,585	1.11%	1.15% to 1.65%	11.73% to 11.95%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
International Fund
2024	771,041	8.65 to 12.08	$8,912,948	1.00%	1.15% to 1.65%	1.23% to 2.00%
2023	853,150	8.49 to 11.87	$9,723,149	1.12%	1.15% to 1.65%	13.67% to 14.52%
2022	950,711	7.43 to 10.39	$9,553,337	1.47%	1.15% to 1.65%	-22.31% to -21.73%
2021	882,009	9.51 to 13.31	$11,409,124	2.66%	1.15% to 1.65%	-3.32% to -2.84%
2020	642,754	13.34 to 13.70	$8,717,502	0.41%	1.15% to 1.65%	12.13% to 12.36%

International Growth and Income Fund
2024	667,686	9.93 to 12.82	$7,787,066	2.35%	1.15% to 1.65%	1.41% to 2.18%
2023	735,703	9.74 to 12.62	$8,447,711	2.32%	1.15% to 1.65%	13.77% to 14.63%
2022	779,163	8.52 to 11.07	$7,820,063	2.58%	1.15% to 1.65%	-16.90% to -16.28%
2021	766,730	10.19 to 13.29	$9,234,676	3.01%	1.15% to 1.65%	3.58% to 3.89%
2020	640,891	11.54 to 12.83	$7,449,803	1.17%	1.15% to 1.65%	4.31% to 4.52%

New World Fund
2024	2,453,051	9.41 to 14.18	$32,349,625	1.19%	1.15% to 1.65%	4.58% to 5.37%
2023	2,617,518	8.95 to 13.50	$33,099,253	1.20%	1.15% to 1.65%	13.78% to 14.64%
2022	2,888,000	7.82 to 11.81	$32,320,958	1.03%	1.15% to 1.65%	-23.52% to -22.95%
2021	2,754,916	10.17 to 15.37	$40,593,240	0.67%	1.15% to 1.65%	2.92% to 3.43%
2020	2,532,532	13.72 to 14.87	$36,511,158	0.04%	1.15% to 1.65%	21.64% to 21.88%

U.S. Government Securities Fund
2024	985,800	8.53 to 9.77	$9,400,204	2.98%	1.15% to 1.65%	-1.21% to -0.46%
2023	1,593,451	8.64 to 9.84	$15,430,082	3.02%	1.15% to 1.65%	0.95% to 1.70%
2022	2,349,478	8.55 to 9.70	$22,468,698	2.92%	1.15% to 1.65%	-12.65% to -11.99%
2021	2,964,880	9.79 to 11.05	$32,366,325	1.10%	1.15% to 1.65%	-2.50% to -2.01%
2020	3,117,013	10.04 to 11.28	$34,858,071	2.24%	1.15% to 1.65%	8.01% to 8.23%

Global Balanced Fund
2024	51,532	11.62 to 11.66	$599,247	2.50%	1.15% to 1.65%	4.88% to 5.09%
2023	6,917	11.08 to 11.09	$76,659	0.48%	1.15% to 1.65%	10.82% to 10.85%

The Bond Fd of America Fund
2024	456,010	10.63 to 10.72	$4,867,660	6.60%	1.15% to 1.65%	-0.39% to -0.39%
2023	2,457	10.71 to 10.71	$26,308	5.38%	1.15% to 1.65%	7.08% to 7.08%

Invesco Oppenheimer
International Equity Fund
2024	1,803,081	9.10 to 12.39	$20,895,169	0.36%	1.15% to 1.65%	-3.43% to -2.70%
2023	1,869,915	9.37 to 12.76	$22,501,364	0.30%	1.15% to 1.65%	18.67% to 19.56%
2022	1,919,812	7.85 to 10.70	$19,669,076	0.00%	1.15% to 1.65%	-28.36% to -27.82%
2021	1,638,784	10.90 to 14.86	$23,648,637	0.00%	1.15% to 1.65%	8.32% to 8.86%
2020	1,158,924	13.06 to 13.65	$15,661,018	0.62%	1.15% to 1.65%	19.41% to 19.65%

T. Rowe Price
Blue Chip Growth Portfolio
2024	2,995,940	14.11 to 31.12	$80,732,260	0.00%	1.15% to 1.65%	32.94% to 33.95%
2023	3,279,696	10.56 to 23.29	$66,803,968	0.00%	1.15% to 1.65%	46.53% to 47.63%
2022	3,320,869	7.17 to 15.82	$47,156,557	0.00%	1.15% to 1.65%	-39.67% to -39.21%
2021	3,004,374	11.81 to 26.09	$72,818,683	0.00%	1.15% to 1.65%	15.41% to 15.99%
2020	2,532,772	12.62 to 22.49	$55,679,399	0.00%	1.15% to 1.65%	32.12% to 32.38%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Health Sciences Portfolio
2024	2,064,555	9.32 to 17.47	$31,032,365	0.00%	1.15% to 1.65%	-0.26% to 0.50%
2023	2,109,489	9.29 to 17.44	$31,769,367	0.00%	1.15% to 1.65%	1.01% to 1.77%
2022	1,956,985	9.15 to 17.19	$29,195,820	0.00%	1.15% to 1.65%	-14.11% to -13.47%
2021	1,821,742	10.60 to 19.92	$31,918,351	0.00%	1.15% to 1.65%	11.09% to 11.54%
2020	1,456,738	12.30 to 17.87	$23,872,615	0.00%	1.15% to 1.65%	27.53% to 27.79%

Equity Income Portfolio
2024	76,701	12.34 to 12.45	$951,187	1.57%	1.15% to 1.65%	10.15% to 10.26%
2023	4,903	11.27 to 11.28	$55,279	0.37%	1.15% to 1.65%	12.74% to 12.76%

Mid-Cap Growth Portfolio
2024	121,487	12.59 to 12.70	$1,536,468	0.00%	1.15% to 1.65%	7.45% to 7.83%
2023	3,880	11.75 to 11.75	$45,586	0.00%	1.15% to 1.65%	17.46% to 17.53%

John Hancock Variable Insurance Trust
Financial Industries Portfolio
2024	196,527	14.13 to 17.82	$3,124,232	0.86%	1.15% to 1.65%	27.85% to 28.82%
2023	221,316	10.99 to 13.91	$2,736,183	1.46%	1.15% to 1.65%	3.26% to 4.04%
2022	226,221	10.59 to 13.44	$2,695,933	2.14%	1.15% to 1.65%	-15.24% to -14.60%
2021	228,576	12.42 to 15.83	$3,193,107	0.84%	1.15% to 1.65%	27.65% to 27.90%
2020	71,200	10.91 to 10.96	$778,002	1.12%	1.15% to 1.65%	0.61% to 0.82%

Fundamental All Cap Core Portfolio
2024	10,213	22.97 to 23.28	$235,046	0.00%	1.15% to 1.65%	22.25% to 22.50%
2023	11,976	18.79 to 19.00	$225,619	0.20%	1.15% to 1.65%	33.29% to 33.56%
2022	12,664	9.52 to 14.23	$178,944	0.01%	1.15% to 1.65%	-25.45% to -25.30%
2021	27,993	12.73 to 19.05	$526,161	0.00%	1.15% to 1.65%	28.59% to 28.72%
2020	6,560	14.70 to 14.74	$96,473	0.18%	1.15% to 1.65%	24.95% to 25.07%

Select Bond Portfolio
2024	36,206	8.74 to 10.12	$361,800	3.73%	1.15% to 1.65%	-0.11% to 0.65%
2023	33,783	8.70 to 10.08	$334,421	3.06%	1.15% to 1.65%	4.15% to 4.94%
2022	31,322	8.34 to 9.63	$297,416	2.51%	1.15% to 1.65%	-15.78% to -15.14%
2021	36,371	9.83 to 11.38	$408,926	2.62%	1.15% to 1.65%	-2.72% to -2.52%
2020	27,255	11.61 to 11.67	$317,121	3.30%	1.15% to 1.65%	7.39% to 7.61%

Strategic Income Opportunities Portfolio
2024	124,990	9.56 to 10.61	$1,302,030	2.91%	1.15% to 1.65%	1.32% to 1.98%
2023	69,039	9.40 to 10.43	$706,194	3.27%	1.15% to 1.65%	5.59% to 6.28%
2022	64,827	8.86 to 9.84	$629,756	2.73%	1.15% to 1.65%	-11.68% to -11.10%
2021	78,038	9.98 to 11.09	$856,163	3.33%	1.15% to 1.65%	-0.85% to -0.45%
2020	40,279	10.91 to 11.14	$446,640	1.75%	1.15% to 1.65%	6.91% to 7.12%

Federated Hermes
High Income Bond Portfolio
2024	129,302	10.44 to 11.33	$1,438,795	5.93%	1.15% to 1.65%	4.11% to 4.90%
2023	184,646	9.97 to 10.86	$1,969,525	4.37%	1.15% to 1.65%	10.63% to 11.46%
2022	159,690	8.96 to 9.80	$1,533,867	5.89%	1.15% to 1.65%	-13.36% to -12.71%
2021	105,236	10.29 to 11.28	$1,169,323	2.80%	1.15% to 1.65%	3.04% to 3.25%
2020	39,064	10.79 to 10.83	$422,194	7.23%	1.15% to 1.65%	4.04% to 4.25%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Kaufmann Portfolio
2024	424,016	9.02 to 12.68	$5,159,073	0.70%	1.15% to 1.65%	14.85% to 15.72%
2023	536,716	7.81 to 10.98	$5,634,869	0.00%	1.15% to 1.65%	12.98% to 13.83%
2022	542,381	6.87 to 9.67	$5,022,734	0.00%	1.15% to 1.65%	-31.40% to -30.88%
2021	429,356	9.96 to 14.03	$5,839,773	0.00%	1.15% to 1.65%	0.59% to 1.09%
2020	296,261	11.99 to 13.88	$4,080,488	0.00%	1.15% to 1.65%	26.76% to 27.01%

Managed Volatility Portfolio
2024	28,581	12.00 to 13.08	$361,778	2.15%	1.15% to 1.65%	13.50% to 14.37%
2023	36,561	10.51 to 11.53	$409,461	1.52%	1.15% to 1.65%	6.56% to 7.36%
2022	35,852	9.81 to 10.82	$375,564	0.00%	1.15% to 1.65%	-15.40% to -14.77%
2021	37,416	11.53 to 12.79	$463,399	0.52%	1.15% to 1.65%	16.67% to 16.90%
2020	6,463	10.64 to 10.67	$68,794	2.50%	1.15% to 1.65%	-0.65% to -0.45%

Principal Variable Contracts
Blue Chip Fund
2024	128,451	12.34 to 12.68	$1,605,642	0.00%	1.15% to 1.65%	19.00% to 19.90%
2023	84,847	10.37 to 10.58	$886,019	0.00%	1.15% to 1.65%	36.82% to 37.85%
2022	49,309	7.58 to 7.67	$374,973	0.00%	1.15% to 1.65%	-32.12% to -32.12%
2021	7,386	11.22 to 11.22	$82,878	0.00%	1.15% to 1.65%	12.20% to 12.20%

Equity Income Fund
2024	41,275	11.69 to 12.02	$492,354	2.15%	1.15% to 1.65%	13.17% to 14.03%
2023	40,735	10.33 to 10.54	$426,884	2.01%	1.15% to 1.65%	9.19% to 10.01%
2022	31,046	9.46 to 9.58	$296,215	3.80%	1.15% to 1.65%	-12.14% to -11.65%
2021	12,488	10.80 to 10.84	$135,176	0.81%	1.15% to 1.65%	8.03% to 8.10%

Diversified Balance Fund
2024	227,941	10.56 to 10.82	$2,429,377	2.08%	1.15% to 1.65%	7.77% to 8.48%
2023	208,723	9.80 to 9.97	$2,059,266	1.13%	1.15% to 1.65%	12.09% to 12.71%
2022	62,889	8.77 to 8.85	$553,425	2.87%	1.15% to 1.65%	-16.46% to -16.00%
2021	29,989	10.49 to 10.53	$315,354	1.14%	1.15% to 1.65%	4.93% to 5.14%

Diversified Growth Fund
2024	99,455	11.23 to 11.34	$1,118,515	3.23%	1.15% to 1.65%	10.56% to 10.83%
2023	26,457	10.16 to 10.23	$269,644	1.72%	1.15% to 1.65%	14.84% to 14.96%
2022	22,419	8.85 to 8.88	$198,654	2.01%	1.15% to 1.65%	-16.97% to -16.89%
2021	24,924	10.66 to 10.67	$265,780	0.00%	1.15% to 1.65%	6.56% to 6.63%

Diversified Income Fund
2024	16,212	10.01 to 10.14	$163,540	1.41%	1.15% to 1.65%	5.30% to 5.68%
2023	9,162	9.51 to 9.59	$87,458	0.79%	1.15% to 1.65%	9.48% to 9.87%
2022	6,215	8.68 to 8.73	$54,133	0.00%	1.15% to 1.65%	-15.95% to -15.79%
2021	75,480	10.33 to 10.34	$780,251	3.86%	1.15% to 1.65%	3.30% to 3.44%

Putnam Variable Trust
Core Equity Fund
2024	4,304	10.77 to 10.77	$46,356	0.00%	1.15% to 1.65%	7.69% to 7.69%

Emerging Markets Equity Fund
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

Focused International Equity Fund
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
George Putnam Balanced Fund
2024	166	10.45 to 10.45	$1,735	0.00%	1.15% to 1.65%	4.47% to 4.47%

Global Asset Allocation Fund
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

Global Health Care Fund
2024	3,062	8.88 to 8.88	$27,206	0.00%	1.15% to 1.65%	-11.16% to -11.16%

High Yield Fund
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

International Equity Fund
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

International Value Fund
2024	57,470	9.66 to 9.68	$555,496	0.00%	1.15% to 1.65%	-3.42% to -3.20%

Large Cap Growth Fund
2024	14,741	11.34 to 11.37	$167,313	0.00%	1.15% to 1.65%	13.39% to 13.70%

Large Cap Value Fund
2024	193,605	10.07 to 10.10	$1,951,617	0.00%	1.15% to 1.65%	0.72% to 0.96%

Research Fund
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

Small Cap Growth Fund
2024	20,633	10.09 to 10.11	$208,386	0.00%	1.15% to 1.65%	0.93% to 1.08%

Small Cap Value Fund
2024	5,457	9.65 to 9.65	$52,676	0.00%	1.15% to 1.65%	-3.48% to -3.48%

* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

*** The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

6.Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.